REGISTRATION STATEMENT NO. 333-82009
                                                                       811-09411

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 15
                                 ---------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                 One Cityplace, Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)
                                ----------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ] ___ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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



                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS VINTAGE II VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE II VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                              THE TRAVELERS SERIES TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                      Equity Income Portfolio
   AllianceBernstein Growth and Income Portfolio -- Class B(1)            Large Cap Portfolio
AMERICAN FUNDS INSURANCE SERIES                                           Managed Allocation Series: Aggressive Portfolio
   Global Growth Fund -- Class 2 Shares                                   Managed Allocation Series: Conservative Portfolio
   Growth Fund -- Class 2 Shares                                          Managed Allocation Series: Moderate Portfolio
   Growth-Income Fund -- Class 2 Shares                                   Managed Allocation Series: Moderate-Aggressive Portfolio
DELAWARE VIP TRUST                                                        Managed Allocation Series: Moderate-Conservative Portfolio
   Delaware VIP REIT Series -- Standard Class                             Mercury Large Cap Core Portfolio(5)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                      MFS Mid Cap Growth Portfolio
   Franklin Income Securities Fund -- Class II Shares                     MFS Value Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                        Mondrian International Stock Portfolio(6)
   Templeton Developing Markets Securities Fund -- Class 2  Shares        Pioneer Fund Portfolio(7)
   Templeton Foreign Securities Fund -- Class 2 Shares                    Pioneer Mid Cap Value Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                     Style Focus Series: Small Cap Growth Portfolio
GREENWICH STREET SERIES FUND                                              Style Focus Series: Small Cap Value Portfolio
   Appreciation Portfolio                                              TRAVELERS SERIES FUND INC.
   Equity Index Portfolio -- Class II Shares                              AIM Capital Appreciation Portfolio
   Fundamental Value Portfolio                                            MFS Total Return Portfolio
JANUS ASPEN SERIES                                                        Pioneer Strategic Income Portfolio(8)
   Mid Cap Growth Portfolio -- Service Shares(2)                          SB Adjustable Rate Income Portfolio Smith Barney Class
LAZARD RETIREMENT SERIES, INC.                                            Smith Barney Aggressive Growth Portfolio
   Lazard Retirement Small Cap Portfolio                                  Smith Barney High Income Portfolio
LORD ABBETT SERIES FUND, INC.                                             Smith Barney Large Capitalization Growth Portfolio
   Growth and Income Portfolio                                            Smith Barney Mid Cap Core Portfolio
   Mid-Cap Value Portfolio                                                Smith Barney Money Market Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                           Strategic Equity Portfolio(9)
   Mercury Global Allocation V.I. Fund -- Class III(3)                    Travelers Managed Income Portfolio
   Mercury Value Opportunities V.I. Fund -- Class III(4)                  Van Kampen Enterprise Portfolio
PIMCO VARIABLE INSURANCE TRUST                                         VARIABLE ANNUITY PORTFOLIOS
   Real Return Portfolio -- Administrative Class                          Smith Barney Small Cap Growth Opportunities Portfolio
   Total Return Portfolio -- Administrative Class                      VARIABLE INSURANCE PRODUCTS FUND
PUTNAM VARIABLE TRUST                                                     Contrafund(R) Portfolio -- Service Class
   Putnam VT Small Cap Value Fund -- Class IB Shares                      Mid Cap Portfolio -- Service Class 2
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Investors Fund -- Class I
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio -- All Cap Growth and Value
   Multiple Discipline Portfolio -- Balanced All Cap Growth
     and Value
   Multiple Discipline Portfolio -- Global All Cap Growth and
     Value
   Multiple Discipline Portfolio -- Large Cap Growth and Value

--------------
                                                                       (5)  Formerly MFS Research Portfolio
(1)  Formerly Growth and Income Portfolio -- Class B                   (6)  Formerly Lazard International Stock Portfolio
(2)  Formerly Aggressive Growth Portfolio -- Service Shares            (7)  Formerly Utilities Portfolio
(3)  Formerly Merrill Lynch Global Allocation V.I. Fund -- Class III   (8)  Formerly Putnam Diversified Income Portfolio
(4)  Formerly Merrill Lynch Value Opportunities V.I. Fund              (9)  Formerly Alliance Growth Portfolio
     -- Class III

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary..............................................   3        Variable Annuity...................................   45
Summary...............................................   5        Fixed Annuity......................................   46
Fee Table.............................................   9     Payment Options.......................................   46
Condensed Financial Information.......................  17        Election of Options................................   46
The Annuity Contract..................................  17        Annuity Options....................................   46
   Contract Owner Inquiries...........................  18        Variable Liquidity Benefit.........................   47
   Purchase Payments..................................  18     Miscellaneous Contract Provisions.....................   47
   Accumulation Units.................................  18        Right to Return....................................   47
   The Variable Funding Options.......................  19        Termination........................................   48
Fixed Account.........................................  25        Required Reports...................................   48
Charges and Deductions................................  26        Suspension of Payments.............................   48
   General............................................  26     The Separate Accounts.................................   48
   Withdrawal Charge..................................  27        Performance Information............................   49
   Free Withdrawal Allowance..........................  27     Federal Tax Considerations............................   49
   Transfer Charge....................................  27        General Taxation of Annuities......................   49
   Administrative Charges.............................  28        Types of Contracts: Qualified and Non-qualified....   50
   Mortality and Expense Risk Charge..................  28        Qualified Annuity Contracts........................   50
   Enhanced Stepped-Up Provision Charge...............  28          Taxation of Qualified Annuity Contracts..........   50
   Guaranteed Minimum Withdrawal Benefit                            Mandatory Distributions for Qualified Plans......   50
     Charge...........................................  28        Non-qualified Annuity Contracts....................   50
   Variable Liquidity Benefit Charge..................  28          Diversification Requirements for
   Variable Funding Option Expenses...................  29            Variable Annuities.............................   51
   Premium Tax........................................  29          Ownership of the Investments.....................   51
   Changes in Taxes Based upon                                      Taxation of Death Benefit Proceeds...............   52
     Premium or Value.................................  29        Other Tax Considerations...........................   52
Transfers.............................................  29          Treatment of Charges for Optional Benefits.......   52
   Dollar Cost Averaging..............................  30          Penalty Tax for Premature Distribution...........   52
Access to Your Money..................................  31          Puerto Rico Tax Considerations...................   52
   Guaranteed Minimum Withdrawal Benefit..............  32          Non-Resident Aliens..............................   52
   Systematic Withdrawals.............................  37     Other Information.....................................   53
   Loans..............................................  37     The Insurance Companies...............................   53
Ownership Provisions..................................  38        Financial Statements...............................   53
   Types of Ownership.................................  38        Distribution of Variable Annuity Contracts.........   53
     Contract Owner...................................  38        Conformity with State and Federal Laws.............   55
     Beneficiary......................................  38        Voting Rights......................................   55
     Annuitant........................................  38        Restrictions on Final Transactions.................   55
Death Benefit.........................................  39        Legal Proceedings and Opinions.....................   55
   Death Proceeds before the Maturity Date............  39     Appendix A: Condensed Financial
   Enhanced Stepped-Up Provision .....................  41        Information for The Travelers
   Payment of Proceeds................................  42        Separate Account Nine..............................  A-1
   Spousal Contract Continuance.......................  44     Appendix B: Condensed Financial
   Beneficiary Contract Continuance...................  44        Information for The Travelers
   Planned Death Benefit..............................  44        Separate Account Ten...............................  B-1
   Death Proceeds after the Maturity Date.............  45     Appendix C: The Fixed Account.........................  C-1
The Annuity Period....................................  45     Appendix D: Contents of the Statement
   Maturity Date......................................  45        of Additional Information..........................  D-1
   Allocation of Annuity..............................  45

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                      TRAVELERS VINTAGE II VARIABLE ANNUITY

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each Company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(k), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.15% for the Standard Death Benefit, 1.25% for the Step-Up Death Benefit, and 1.40% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE ......................................................  6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE......................................................... $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE....................................... 6%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE................................... $30(4)

ANNUAL SEPARATE ACCOUNT CHARGES:

(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.15% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                              -------------------------  -----------------------   -----------------------
Mortality and Expense Risk Charge..........             1.15%                     1.25%                     1.40%
Administrative Expense Charge..............             0.15%                     0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............             1.30%                     1.40%                     1.55%
Optional E.S.P. Charge.....................             0.20%                     0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................             1.50%                     1.60%                     1.75%
Optional GMWB I Charge.....................             0.40%(5)                  0.40%(5)                  0.40%(5)
Optional GMWB II Charge....................             0.50%(5)                  0.50%(5)                  0.50%(5)
Optional GMWB III Charge...................             0.25%                     0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................             1.80%                     1.90%                     2.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................             1.55%                     1.65%                     1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................             1.90%                     2.00%                     2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................             2.00%                     2.10%                     2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............             1.75%                     1.85%                     2.00%

--------------------
 (5) The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                            MINIMUM     MAXIMUM
                                                           ---------   ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.).....  0.41%       1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                  AND/OR                                 CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------               ------------   --------------  ---------- -------------- -----------------    -----------
Capital Appreciation Fund......     0.70%            --          0.08%       0.78%             --               --(1), (36)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
     Fund -- Series I Shares+..     0.61%            --          0.30%       0.91%             --               0.91%(2)
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*..................     0.55%          0.25%         0.03%       0.83%             --               0.83%(3)
   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*+.................     0.75%          0.25%         0.05%       1.05%             --               1.05%(3)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*.................     0.61%          0.25%         0.04%       0.90%             --               --(36)
   Growth Fund -- Class 2
     Shares*...................     0.35%          0.25%         0.01%       0.61%             --               0.61%
   Growth-Income Fund --
     Class 2 Shares*...........     0.29%          0.25%         0.02%       0.56%             --               --(36)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class............     0.74%            --          0.10%       0.84%             --               0.84%(4)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income Securities
     Fund -- Class II Shares*..     0.47%          0.25%         0.02%       0.74%             --               0.74%(8)
   Franklin Small-Mid Cap
     Growth Securities Fund --
     Class 2 Shares*+..........     0.48%          0.25%         0.29%       1.02%           0.03%              0.99%(5)
   Mutual Shares Securities
     Fund -- Class 2 Shares*...     0.60%          0.25%         0.15%       1.00%             --               1.00%(6)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*........     1.25%          0.25%         0.29%       1.79%             --               1.79%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*.................     0.68%          0.25%         0.19%       1.12%           0.05%              1.07%(7)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*.................     0.79%          0.25%         0.07%       1.11%             --               1.11%(8)

                                               DISTRIBUTION
                                                  AND/OR                                 CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------               ------------   --------------  ---------- -------------- -----------------    -----------
GREENWICH STREET SERIES FUND
   Appreciation Portfolio......     0.73%            --          0.02%       0.75%             --               0.75%(9)
   Diversified Strategic
     Income Portfolio+.........     0.65%            --          0.11%       0.76%             --               0.76%
Equity Index Portfolio --
Class II Shares*...............     0.31%          0.25%         0.03%       0.59%             --               0.59%
   Fundamental Value Portfolio      0.75%            --          0.02%       0.77%             --               0.77%(10)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..........      0.64%          0.25%         0.01%       0.90%             --               0.90%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*............     0.75%          0.25%         0.37%       1.37%             --               1.37%(11)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%            --          0.39%       0.89%             --               0.89%
   Mid-Cap Value Portfolio.....     0.75%            --          0.42%       1.17%             --               1.17%
FAM ADVISORS VARIABLE SERIES
   FUNDS, INC.
   Mercury Global Allocation
     V.I. Fund -- Class III*...      0.65%          0.25%        0.11%       1.01%             --               1.01%
   Mercury Value
     Opportunities V.I. Fund
     -- Class III*.............      0.75%          0.25%        0.07%       1.07%             --               1.07%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --               0.65%(12)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --               0.65%(12)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+.     0.70%          0.25%         0.38%       1.33%             --               1.33%(13)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+..................     0.75%          0.25%         0.19%       1.19%             --               1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..     0.77%          0.25%         0.10%       1.12%             --               1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I+....     0.81%            --          0.08%       0.89%             --               0.89%(14)
   Investors Fund -- Class I...     0.68%            --          0.09%       0.77%             --               0.77%(15)
   Small Cap Growth Fund --
     Class I+.................      0.75%            --          0.28%       1.03%             --               1.03%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend
     Strategy Portfolio+.......     0.73%            --          0.15%       0.88%             --               0.88%(16)
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio+.........     0.75%            --          0.19%       0.94%             --               0.94%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*.........     0.75%          0.25%         0.07%       1.07%             --               --(17), (36)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*.....     0.75%          0.25%         0.08%       1.08%             --               --(17), (36)

                                               DISTRIBUTION
                                                  AND/OR                                 CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------               ------------   --------------  ---------- -------------- -----------------    -----------
   Multiple Discipline             0.75%          0.25%          0.28%       1.28%             --               --(17), (36)
     Portfolio -- Global All
     Cap Growth and Value*.....
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*.........    0.75%          0.25%          0.36%       1.36%             --               --(17), (36)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio.....    0.73%            --           0.11%       0.84%             --               --(18), (36)
   Large Cap Portfolio.........    0.75%            --           0.11%       0.86%             --               0.86%(18)
   Managed Allocation Series:
     Aggressive Portfolio......    0.15%            --           0.26%       0.41%           0.06%              0.35%(19)
   Managed Allocation Series:
     Conservative Portfolio....    0.15%            --           0.26%       0.41%           0.06%              0.35%(19)
   Managed Allocation Series:
     Moderate Portfolio........    0.15%            --           0.26%       0.41%           0.06%              0.35%(19)
   Managed Allocation Series:
     Moderate-Aggressive
     Portfolio.................    0.15%            --           0.26%       0.41%           0.06%              0.35%(19)
   Managed Allocation Series:
     Moderate-Conservative
     Portfolio.................    0.15%            --           0.26%       0.41%           0.06%              0.35%(19)
   Mercury Large Cap Core
     Portfolio.................    0.79%            --           0.16%       0.95%             --               --(20), (36)
   MFS Mid Cap Growth
     Portfolio.................    0.75%            --           0.13%       0.88%             --               --(22), (36)
   MFS Value Portfolio.........    0.72%            --           0.39%       1.11%             --               --(23), (36)
   Mondrian International
     Stock Portfolio...........    0.72%            --           0.19%       0.91%             --               --(24), (36)
   Pioneer Fund Portfolio......    0.75%            --           0.37%       1.12%             --               --(25), (36)
   Pioneer Mid Cap Value
     Portfolio.................    0.75%            --           0.43%       1.18%           0.18%              1.00%(26)
   Style Focus Series: Small
     Cap Growth Portfolio......    0.85%            --           0.43%       1.28%           0.18%              1.10%(27)
   Style Focus Series: Small
     Cap Value Portfolio.......    0.83%            --           0.43%       1.26%           0.16%              1.10%(28)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio.................    0.80%            --           0.05%       0.85%             --               0.85%
   MFS Total Return Portfolio..    0.77%            --           0.02%       0.79%             --               0.79%(29)
   Pioneer Strategic Income
     Portfolio.................    0.75%            --           0.15%       0.90%             --               0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*....................    0.60%          0.25%          0.46%       1.31%             --               1.31%
   Smith Barney Aggressive
     Growth Portfolio..........    0.80%            --           0.02%       0.82%             --               0.82%(30)
   Smith Barney High Income
     Portfolio................     0.60%            --           0.06%       0.66%             --               0.66%
   Smith Barney International
     All Cap Growth Portfolio+.    0.88%            --           0.13%       1.01%             --               1.01%(31)
   Smith Barney Large Cap
     Value Portfolio+..........    0.63%            --           0.05%       0.68%             --               0.68%(32)
   Smith Barney Large
     Capitalization Growth
     Portfolio.................    0.75%            --           0.03%       0.78%             --               0.78%(33)
   Smith Barney Mid Cap Core
     Portfolio.................    0.75%            --           0.08%       0.83%             --               0.83%

                                               DISTRIBUTION
                                                  AND/OR                                 CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------               ------------   --------------  ---------- -------------- -----------------    -----------
   Smith Barney Money Market
     Portfolio.................    0.50%             --          0.03%       0.53%             --               0.53%
   Strategic Equity Portfolio..    0.80%             --          0.05%       0.85%             --               0.85%
   Travelers Managed Income
     Portfolio.................    0.65%             --          0.04%       0.69%             --               0.69%
   Van Kampen Enterprise
     Portfolio.................    0.70%             --          0.10%       0.80%             --               0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares+...........    0.70%             --          0.07%       0.77%             --               0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio.................    0.75%             --          0.35%       1.10%             --               --(36)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Service Class*............    0.57%           0.10%         0.11%       0.78%             --               --(34), (36)
   Mid Cap Portfolio --
     Service Class 2*..........    0.57%           0.25%         0.14%       0.96%             --                --(35), (36)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+    Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(3) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(4) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(11) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(12) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, Net Total Annual Operating Expenses are 1.19%.

(14) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(15) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(16) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(17) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(19) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(22) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(23) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(24) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows: 0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(25) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(28) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(29) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(30) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(31) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets.

(32) Effective July 1, 2004, the management fee was reduced from 0.65% to the following breakpoints: 0.60% on the first $500 million of net assets; 0.55% on the next $500 million of net assets and 0.50% on assets in excess of $1 billion.

(33) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(34) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.76%. These offsets may be discontinued at any time.

(35) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(36) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                  VOLUNTARY FEE
                                                                                  WAIVER AND/OR
                                                                                     EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                             REIMBURSEMENT          OPERATING EXPENSES
       ---------------                                                         --------------------    ----------------------
       Capital Appreciation Fund..........................................             0.01%                     0.77%
       Global Growth Fund -- Class 2 Shares...............................             0.01%                     0.89%
       Growth-Income Fund -- Class 2 Shares...............................             0.01%                     0.55%
       Multiple Discipline Portfolio -- All Cap Growth and Value..........             0.12%                     0.95%
       Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.             0.11%                     0.97%
       Multiple Discipline Portfolio -- Global All Cap Growth and Value...             0.28%                     1.00%
       Multiple Discipline Portfolio -- Large Cap Growth and Value........             0.36%                     1.00%
       Equity Income Portfolio............................................             0.01%                     0.83%
       Mercury Large Cap Core Portfolio...................................             0.03%                     0.92%
       MFS Mid Cap Growth Portfolio.......................................             0.02%                     0.86%
       MFS Value Portfolio................................................             0.11%                     1.00%
       Mondrian International Stock Portfolio.............................             0.02%                     0.89%
       Pioneer Fund Portfolio.............................................             0.13%                     0.99%
       Smith Barney Small Cap Growth Opportunities Portfolio..............             0.20%                     0.90%
       Contrafund(R) Portfolio -- Service Class...........................             0.02%                     0.76%
       Mid Cap Portfolio -- Service Class 2...............................             0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge factoring in that the charge is waived for Contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The first example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit (GMWB) applies. The second example assumes that the current 0.40% charge for GMWB applies. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------   ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS     1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ----------   --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1057     1976       2803       4658        457       1376       2303       4658
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    920      1579       2162       3480        320        979       1662       3480

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------   ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS     1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ----------   --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    998      1805       2530       4168        398       1205       2030       4168
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    861      1401       1868       2910        261        801       1368       2910

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------   ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS     1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ----------   --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1007     1834       2576       4252        407       1234       2076       4252
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    871      1431       1917       3007        271        831       1417       3007

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------   ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS     1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ----------   --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    983      1762       2460       4040        383       1162       1960       4040
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    846      1356       1793       2761        246        756       1293       2761

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage II Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                                MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
               DEATH BENEFIT/OPTIONAL FEATURE                            ANNUITANT ON THE CONTRACT DATE
      -------------------------------------------------     ---------------------------------------------------------
                     Standard Death Benefit                                            80
                     Step-Up Benefit                                                   75
                     Roll-up Benefit                                                   75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund --         Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series I Shares+                      capital. Income is a secondary
                                           objective. The Fund invests, normally,
                                           at least 80% of its net assets, plus
                                           the amount of any borrowings for
                                           investment purposes, in equity
                                           securities, including convertible
                                           securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income             Alliance Capital Management L.P.
     Income Portfolio -- Class B           opportunity for appreciation through
                                           investments primarily in
                                           dividend-paying common stocks of good
                                           quality companies.

   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B+                 aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective.  The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --      Seeks to maximize income while              Franklin Advisers, Inc.
     Class II Shares                       maintaining prospects for capital
                                           appreciation. The Fund normally may
                                           invest in both debt and equity
                                           securities, including corporate,
                                           foreign and U.S. Treasury bonds and
                                           stocks.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares+    Fund normally invests at least 80% of
                                           its net assets in investments of small
                                           capitalization and mid capitalization
                                           companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in U.S. equity
                                           securities, and substantially in
                                           undervalued stocks, risk arbitrage
                                           securities and distressed companies.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests at least 80%
                                           of its net assets in the emerging
                                           market investments, and invests
                                           primarily to predominantly in equity
                                           securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests at least 80% of
                                           its net assets in investments of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in
                                           ("SBFM") equity securities of U.S.
                                           companies of medium and large
                                           capitalization.

   Diversified Strategic Income            Seeks high current income. The Fund         SBFM
     Portfolio+                            normally invests in a globally diverse      Subadviser: Citigroup Asset
                                           portfolio of fixed income securities.       Management Ltd.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       Travelers Investment Management
     Shares                                expenses, correspond to the price and       Company ("TIMCO")
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies, the
                                           manager believes are undervalued.

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service     Seeks capital growth. The Fund              Janus Capital Management
     Shares                                normally invests in equity securities       LLC("Janus Capital")
                                           of mid-sized companies.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund primarily
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.

FAM ADVISORS VARIABLE SERIES FUNDS,
   INC.
   Mercury Global Allocation V.I.          Seeks high total investment return.         Merrill Lynch Investment
     Fund -- Class III                     The Fund normally invests in a              Managers, L.P. ("MLIM") dba
                                           portfolio of equity, debt and money
                                           Mercury Advisors market securities,
                                           primarily of corporate and
                                           governmental issuers located around
                                           the world.

   Mercury Value Opportunities V.I.        Seeks long-term growth of capital. The      MLIM dba Mercury Advisors
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to have
                                           special investment value.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund invests mainly in common stocks
                                           of U.S. companies, with a focus on
                                           growth stocks. Growth stocks are
                                           issued by companies that Putnam
                                           Management believes are fast-growing
                                           and whose earnings are likely to
                                           increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              invests mainly in common stocks of
                                           companies outside the United States
                                           that Putnam Management believes have
                                           investment potential.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                       invests mainly in common stocks of
                                           U.S. companies, with a focus on value
                                           stocks. Value stocks are those that
                                           Putnam Management believes are
                                           currently undervalued by the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I+                Seeks capital appreciation. The Fund        Salomon Brothers Asset
                                           normally invests in common stocks and       Management, Inc. ("SBAM")
                                           their equivalents of companies the
                                           manager believes are undervalued in
                                           the marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Small Cap Growth Fund -- Class I+       Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy          Seeks capital appreciation.                 SBFM
     Portfolio+                            Principally through investing in
                                           dividend paying stocks.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio+             Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies. The
                                           Small Cap Growth segment invests in
                                           small sized companies.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Multiple Discipline Portfolio --        Seeks a balance between long-term           SBFM
     Balanced All Cap Growth and Value     growth of capital and principal
                                           preservation. The Fund normally
                                           invests in equity and fixed-income
                                           securities. The Fund consists of three
                                           segments. The All Cap Growth segment
                                           combines the growth potential of small
                                           to medium companies with the stability
                                           of high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals. The fixed
                                           income segment invests in short and
                                           intermediate term U.S. government
                                           securities.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth segment
                                           focuses on high-quality stocks with
                                           consistent growth. The Large Cap Value
                                           segment invests in established
                                           undervalued companies. The Mid/Small
                                           Cap Growth segment invests in small
                                           and medium sized companies with strong
                                           fundamentals and earnings growth
                                           potential. The International/ADR
                                           segment seeks to build long-term
                                           well-diversified portfolios with
                                           exceptional risk/reward
                                           characteristics.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality large capitalization
                                           stocks with growth characteristics.
                                           The Large Cap Value segment invests in
                                           established undervalued companies.

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                 Seeks reasonable income by investing        TAMIC
                                           primarily in income producing equity        Subadviser: Fidelity Management &
                                           securities. In choosing these               Research Company ("FMR")
                                           securities, the fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           compromising the S&P 500.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Aggressive Portfolio                  Fund normally invests in other              Subadviser: Deutsche Investment
                                           investment companies ("Underlying           Management Americas Inc. ("DIMA")
                                           Funds") that invest primarily in
                                           equity securities.

   Managed Allocation Series:              Seeks a high level of current income        TAMIC
     Conservative Portfolio                with some consideration given to            Subadviser: DIMA
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate Portfolio                    of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Moderate-Aggressive Portfolio         Fund normally invests in other              Subadviser: DIMA
                                           investment companies ("Underlying
                                           Funds") that invest in both equity
                                           and debt securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate-Conservative Portfolio       of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           income. The Fund normally invests in
                                           other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Mercury Large Cap Core Portfolio        Seeks long-term capital growth. The         TAMIC
                                           Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Mondrian International Stock            Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Mondrian Investment
                                           of relatively large non-U.S. companies.     Partners Ltd.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                           securities, primarily of U.S.               Management, Inc.
                                           issuers.

   Pioneer Mid Cap Value Portfolio         Seeks capital appreciation. The Fund        TAMIC
                                           normally invests in the equity              Subadviser: Pioneer Investment
                                           securities of mid-size companies.           Management, Inc.

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Growth Portfolio                      normally invests in common stocks and       Subadviser: TIMCO and Janus
                                           other equity securities of small U.S.       Capital Management LLC  ("Janus
                                           companies.                                  Capital")

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Value Portfolio                       normally invests in common stocks and       Subadviser: TIMCO and Dreman
                                           other equity securities of small U.S.       Value Management L.L.C. ("Dreman")
                                           companies.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser:  AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         TIA
                                           normally invests in debt securities         Subadviser: Pioneer Investment
                                           and has the flexibility to invest in a      Management, Inc.
                                           broad range of issuers and segments of
                                           the debt securities market.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings that
                                           exceeds the average rate earnings
                                           growth of the companies comprising
                                           the S&P 500 Index.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Smith Barney International All Cap      Seeks total return on assets from           SBFM
     Growth Portfolio+                     growth of capital and income. The Fund
                                           normally invests in equity securities
                                           of foreign companies.

   Smith Barney Large Cap Value            Seeks long-term growth of capital with      SBFM
     Portfolio+                            current income is a secondary
                                           objective. The Fund normally invests
                                           in equities, or similar securities, of
                                           companies with large market
                                           capitalizations.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital. The      SBFM
                                           Fund normally invests in equities, or
                                           similar securities, of medium sized
                                           companies.

   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in U.S. and foreign        Subadviser: FMR
                                           equity securities.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

   Van Kampen Enterprise Portfolio         Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser: Van Kampen Asset
                                           growth companies.                           Management Inc. ("Van Kampen")

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I       Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service      Seeks long-term capital appreciation        FMR
     Class                                 by investing in common stocks of
                                           companies whose value Fidelity
                                           Management & Research Co. believes is
                                           not fully recognized by the public.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital by        FMR
                                           investing in common stocks of
                                           companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                      YEARS SINCE PURCHASE PAYMENT MADE

------------------------------------------------------
 GREATER THAN OR EQUAL TO         BUT LESS THAN             WITHDRAWAL CHARGE
---------------------------  -------------------------   -----------------------
         0 years                     3 years                       6%
         3 years                     5 years                       5%
         5 years                     6 years                       4%
         6 years                     7 years                       3%
        7 + years                                                  0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)  any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program

       o if after the first Contract Year, you elect Annuity Payments for a fixed period of at least five years.

       o if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. In addition, if you have enrolled in our systematic withdrawal program, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)  from the distribution of death proceeds

      (2)  after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding OptionS. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.15% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.25% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

             YEARS SINCE INITIAL PURCHASE PAYMENT            WITHDRAWAL CHARGE
--------------------------------------------------------   ---------------------
  GREATER THAN OR EQUAL TO             BUT LESS THAN

           0 years                        3 years                   6%
           3 years                        5 years                   5%
           5 years                        6 years                   4%
           6 years                        7 years                   3%
          7 + years                                                 0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

        o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

        o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

        o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

--------------------------- --------------------------------- -------------------------------- --------------------------------
NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
--------------------------- --------------------------------- -------------------------------- --------------------------------
AVAILABILITY:                  Not available for purchase           Available on or after            Available on or after
                               on or after March 28, 2005,       March 28, 2005 if approved       March 28, 2005 if approved
                                  unless GMWB II is not                in your state                    in your state
                                 approved in your state
--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                          GMWB I       GMWB II       GMWB III
                                       ------------- ------------- -------------
If you make your first withdrawal
BEFORE the 3rd anniversary after
you purchase GMWB:.....................  5% of RBB     5% of RBB     5% of RBB

If you make your first withdrawal
AFTER the 3rd anniversary after
you purchase GMWB:..................... 10% of RBB    10% of RBB     5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

        o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

        o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

        o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

        o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]
                                         8,696                  500                            $11,765             = $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000    [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                    (100,000 X      (88,235/100,000)]
                                                                                          10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

        o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                o   a qualified retirement plan (Code Section 401),

                o   a tax-sheltered annuity (Code Section 403(b)),

                o   an individual retirement account (Code Sections 408(a)),

                o   an individual retirement annuity (Code Section 408(b)), or

                o   a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

        o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

        o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

        o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

        o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

        o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                           GMWB I       GMWB II       GMWB III
                                        ------------ ------------- -------------
Current Annual Charge..................     0.40%        0.50%         0.25%
Maximum Annual Charge After a Reset....     1.00%        1.00%          N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

        o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

        o The total annual payment amount will equal the AWB and will never exceed your RBB, and

        o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------- --------------------------------- --------------------------------- --------------------------------
                                        GMWB I                            GMWB II                          GMWB III
-------------------------- --------------------------------- --------------------------------- --------------------------------
AWB                          5% of RBB if first withdrawal     5% of RBB if first withdrawal              5% of RBB
                                 before 3rd anniversary            before 3rd anniversary
                                  10% of RBB if first               10% of RBB if first
                                  withdrawal after 3rd             withdrawal after 3rd
                                       anniversary                     anniversary
-------------------------- --------------------------------- --------------------------------- --------------------------------
ANNUAL CHARGE                            0.40%                             0.50%                            0.25%
-------------------------- --------------------------------- --------------------------------- --------------------------------
RESET                                     Yes                               Yes                               No
-------------------------- --------------------------------- --------------------------------- --------------------------------
CAN I CANCEL MY GMWB?                     No                         Yes, after the 5th               Yes, after the 5th
                                                                anniversary of GMWB purchase     anniversary of GMWB purchase
-------------------------- --------------------------------- --------------------------------- --------------------------------
INVESTMENT RESTRICTIONS                   No                                Yes                              Yes
-------------------------- --------------------------------- --------------------------------- --------------------------------
WAIVER OF RECALCULATION                   No                                Yes                              Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------- --------------------------------- --------------------------------- --------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

        o   the death benefit will not be payable upon the Annuitant's death

        o   the Contingent Annuitant becomes the Annuitant

        o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (Death Report Date).

Three different types of death benefits are available under the Contract prior to the Maturity Date:

        o   Standard Death Benefit

        o   Annual Step-Up Death Benefit

        o   Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

--------------------------------------------------------------------------------
     AGE AT TIME OF DEATH                      DEATH BENEFIT
--------------------------------------------------------------------------------
If Annuitant was younger than
age 76 on the Contract Date,
the death benefit will be the
greatest of                     o the Contract Value on Death Report Date;

                                o the total Purchase Payments made under the
                                  Contract less any prior withdrawals; or

                                o the Step-Up Value, if any, as described below.
--------------------------------------------------------------------------------
If Annuitant was age 76
through 80 on the Contract
Date, the death benefit
will be the greater of          o the Contract Value on Death Report Date; or

                                o the total Purchase Payments made under the
                                  Contract less any prior withdrawals
--------------------------------------------------------------------------------
If Annuitant was age 81 or
older on the Contract Date,
the death benefit will be       o the Contract Value on Death Report Date
--------------------------------------------------------------------------------

STEP-UP VALUE (STANDARD DEATH BENEFIT)

The Step-Up Value for the standard death benefit depends on the Annuitant's age on the Contract Date as follows:

IF ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is on or before the Death Report Date). The initial Step-Up Value equals the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

IF ANNUITANT WAS AGE 68 THROUGH 75 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is before the Death Report Date). The Step-Up Value will equal the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the seventh Contract Date anniversary will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the Step-Up Value in effect immediately before the reduction for partial surrender, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender. See the example of the partial surrender reduction below.

ANNUAL STEP-UP DEATH BENEFIT

--------------------------------------------------------------------------------
The death benefit will be the
greatest of:                    o the Contract Value on Death Report Date;
                                o the total Purchase Payments made under the
                                  Contract less any prior withdrawals; or
                                o the Step-Up Value, if any, as described below.
--------------------------------------------------------------------------------

ROLL-UP DEATH BENEFIT

--------------------------------------------------------------------------------
     AGE AT TIME OF DEATH                      DEATH BENEFIT
--------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit
will be the greatest of:


                                o the Contract Value;
                                o the Roll-Up Death Benefit Value (as described
                                  below); or
                                o the Step-Up Value, if any, as described below.
--------------------------------------------------------------------------------
If the Annuitant dies on
or after age 80, the
death benefit will be the
greatest of:

                                o the Contract Value; or
                                o the Roll-Up Death Benefit Value (as described
                                  below) on the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday; or

                                o  the Contract Value
--------------------------------------------------------------------------------

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will be established on each Contract Date anniversary which occurs prior to the Death Report Date. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b)   is any Purchase Payment made during the previous Contract Year

      c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS). The partial surrender reduction equals (1) the death benefit value (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

             50,000 X (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

             50,000 X (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

             50,000 X (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

             50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
-----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
-----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.
-----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue the Contract
                                                                    and instruct the Company to pay
                                                                    the beneficiary.
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    ANNUITANT, then the Contingent
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent ANNUITANT or owner.
-----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
-----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is
                                       owner.                                                                 treated as death
                                                                                                              of the owner in
                                                                                                              these circumstances.)
-----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  Yes
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
-----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER's estate.     receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

        o   transfer ownership

        o   take a loan

        o   make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

        o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

        o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding OptionS.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

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                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

        o   The Travelers Insurance Company ("TIC")

        o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The

Company and TDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund -- Series I (5/01) ......................   2004       0.753            0.786                95,819
                                                                         2003       0.610            0.753                94,245
                                                                         2002       0.886            0.610                57,411
                                                                         2001       1.000            0.886                58,685

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio -- Class B (5/02).......   2004       1.029            1.130               182,993
                                                                         2003       0.788            1.029               178,669
                                                                         2002       1.000            0.788                 9,718

AllianceBernstein Premier Growth Portfolio -- Class B (2/00)..........
                                                                         2004       0.628            0.671               413,899
                                                                         2003       0.515            0.628               437,056
                                                                         2002       0.755            0.515               443,875
                                                                         2001       0.926            0.755               502,272
                                                                         2000       1.127            0.926               298,973
                                                                         1999       1.000            1.127                    --

American Funds Insurance Series
Global Growth Fund -- Class 2 Shares (2/00)...........................   2004       0.924            1.035               635,480
                                                                         2003       0.692            0.924               564,989
                                                                         2002       0.821            0.692               525,945
                                                                         2001       0.970            0.821               396,132
                                                                         2000       1.211            0.970               219,232
                                                                         1999       1.000            1.211                    --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Growth Fund -- Class 2 Shares (2/00)..................................   2004       0.979            1.087             1,147,016
                                                                         2003       0.725            0.979             1,151,521
                                                                         2002       0.972            0.725               941,090
                                                                         2001       1.204            0.972               610,536
                                                                         2000       1.167            1.204               139,836
                                                                         1999       1.000            1.167                    --

Growth-Income Fund -- Class 2 Shares (2/00) ..........................   2004       1.181            1.287             1,852,914
                                                                         2003       0.904            1.181             1,853,357
                                                                         2002       1.121            0.904             1,609,213
                                                                         2001       1.107            1.121             1,049,824
                                                                         2000       1.039            1.107               197,664
                                                                         1999       1.000            1.039                    --

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund -- Class 2 Shares (2/00)......................
                                                                         2004       0.799            0.879               252,130
                                                                         2003       0.589            0.799               244,209
                                                                         2002       0.837            0.589               143,673
                                                                         2001       1.001            0.837               116,704
                                                                         2000       1.215            1.001                64,153
                                                                         1999       1.000            1.215                    --

Mutual Shares Securities Fund -- Class 2 Shares (5/02)................   2004       1.044            1.161               334,972
                                                                         2003       0.845            1.044               325,337
                                                                         2002       1.000            0.845               100,137

Templeton Developing Markets Securities Fund -- Class 2
Shares (5/03).........................................................   2004       1.449            1.784                10,263
                                                                         2003       1.000            1.449                   449

Templeton Foreign Securities Fund -- Class 2 Shares (2/00)............   2004       0.935            1.093               376,754
                                                                         2003       0.716            0.935               331,478
                                                                         2002       0.891            0.716               272,558
                                                                         2001       1.074            0.891               228,595
                                                                         2000       1.115            1.074                33,594
                                                                         1999       1.000            1.115                    --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Templeton Growth Securities Fund -- Class 2 Shares (5/02).............   2004       1.033            1.183                    --
                                                                         2003       0.792            1.033                    --
                                                                         2002       1.000            0.792                    --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)......................................   2004       0.974            1.046               838,578
                                                                         2003       0.792            0.974               789,381
                                                                         2002       0.973            0.792               811,466
                                                                         2001       1.026            0.973               386,946
                                                                         2000       1.044            1.026               190,206
                                                                         1999       1.000            1.044                    --

   Diversified Strategic Income Portfolio (7/00)......................   2004       1.178            1.242               656,373
                                                                         2003       1.068            1.178               698,235
                                                                         2002       1.032            1.068               474,374
                                                                         2001       1.014            1.032               306,470
                                                                         2000       0.999            1.014                17,824
                                                                         1999       1.000            0.999                    --

Equity Index Portfolio -- Class II Shares (6/00)......................   2004       0.798            0.869               188,261
                                                                         2003       0.633            0.798               182,850
                                                                         2002       0.826            0.633               114,890
                                                                         2001       0.955            0.826               111,598
                                                                         2000       1.067            0.955                27,831
                                                                         1999       1.000            1.067                    --

   Fundamental Value Portfolio (6/00).................................   2004       1.226            1.310             1,097,780
                                                                         2003       0.896            1.226             1,158,025
                                                                         2002       1.153            0.896               758,878
                                                                         2001       1.234            1.153               588,600
                                                                         2000       1.037            1.234               146,610
                                                                         1999       1.000            1.037                    --

Janus Aspen Series
Mid Cap Growth Portfolio -- Service Shares (5/00).....................   2004       0.379            0.451               190,981
                                                                         2003       0.285            0.379               214,606
                                                                         2002       0.402            0.285               119,873
                                                                         2001       0.674            0.402               127,433
                                                                         2000       1.000            0.674                57,556

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) ......................   2004       1.337            1.516                7,078
                                                                         2003       1.000            1.337                1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03) ................................   2004       1.245            1.385                   --
                                                                         2003       1.000            1.245                3,478

   Mid-Cap Value Portfolio (5/03) ....................................   2004       1.260            1.543                3,301
                                                                         2003       1.000            1.260                3,651

Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Global Allocation V.I. Fund -- Class III (11/03) .......   2004       1.075            1.211                   --
                                                                         2003       1.000            1.075                1,000

Merrill Lynch Value Opportunities V.I. Fund -- Class III (11/03) .....   2004       1.068            1.210                   --
                                                                         2003       1.000            1.068                1,000

PIMCO Variable Insurance Trust
Real Return Portfolio -- Administrative Class (5/03) .................   2004       1.049            1.127                6,233
                                                                         2003       1.000            1.049                   --

Total Return Portfolio -- Administrative Class (5/01) ................   2004       1.176            1.218            1,938,032
                                                                         2003       1.134            1.176            2,391,763
                                                                         2002       1.054            1.134            1,135,768
                                                                         2001       1.000            1.054              142,080

Putnam Variable Trust
Putnam VT Discovery Growth Fund -- Class IB Shares (5/01) ............   2004       0.730            0.775               13,055
                                                                         2003       0.560            0.730                8,771
                                                                         2002       0.806            0.560                3,766
                                                                         2001       1.000            0.806                1,568

Putnam VT International Equity Fund -- Class IB Shares (5/01) ........   2004       0.884            1.014              126,825
                                                                         2003       0.697            0.884              118,813

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Putnam VT International Equity Fund -- Class IB Shares (continued)....   2002       0.858            0.697                32,066
                                                                         2001       1.000            0.858                 4,131

Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..............   2004       1.298            1.617                91,173
                                                                         2003       0.879            1.298               125,042
                                                                         2002       1.089            0.879               119,022
                                                                         2001       1.000            1.089                27,156

Salomon Brothers Variable Series Funds Inc.
All Cap Fund -- Class I (6/00)........................................   2004       1.231            1.316               444,091
                                                                         2003       0.897            1.231               388,411
                                                                         2002       1.212            0.897               238,858
                                                                         2001       1.205            1.212               196,939
                                                                         2000       1.033            1.205                56,658
                                                                         1999       1.000            1.033                    --

Investors Fund -- Class I (1/01)......................................   2004       1.099            1.198               122,214
                                                                         2003       0.841            1.099               161,257
                                                                         2002       1.108            0.841               122,448
                                                                         2001       1.171            1.108                51,941
                                                                         2000       1.029            1.171                    --
                                                                         1999       1.000            1.029                    --

Small Cap Growth Fund -- Class I (3/00)...............................   2004       1.141            1.296                87,420
                                                                         2003       0.776            1.141                87,852
                                                                         2002       1.204            0.776                 3,000
                                                                         2001       1.315            1.204                 1,034
                                                                         2000       1.141            1.315                    --
                                                                         1999       1.000            1.141                    --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)....................   2004       0.796            0.812                73,621
                                                                         2003       0.653            0.796                63,083
                                                                         2002       0.894            0.653                17,665
                                                                         2001       1.000            0.894                 1,370

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)....   2004       0.857            0.871                 7,448
                                                                         2003       0.647            0.857                 9,623
                                                                         2002       0.895            0.647                 2,490
                                                                         2001       1.000            0.895                    --

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio -- All Cap Growth and Value (10/02).....   2004       1.377            1.450               407,875
                                                                         2003       1.062            1.377               355,766
                                                                         2002       1.000            1.062                 2,136

Multiple Discipline Portfolio -- Balanced All Cap Growth and
Value (10/02).........................................................   2004       1.250            1.296               658,255
                                                                         2003       1.039            1.250               650,307
                                                                         2002       1.000            1.039               369,328

Multiple Discipline Portfolio -- Global All Cap Growth and
Value (10/02).........................................................   2004       1.395            1.519                36,823
                                                                         2003       1.075            1.395                24,561
                                                                         2002       1.000            1.075                 1,000

Multiple Discipline Portfolio -- Large Cap Growth and Value (10/02)...   2004       1.362            1.435                33,075
                                                                         2003       1.070            1.362                30,342
                                                                         2002       1.000            1.070                 1,174

The Travelers Series Trust
   Equity Income Portfolio (10/00)....................................   2004       1.107            1.200               518,850
                                                                         2003       0.855            1.107               419,770
                                                                         2002       1.006            0.855               151,748
                                                                         2001       1.092            1.006               137,176
                                                                         2000       1.013            1.092                16,525
                                                                         1999       1.000            1.013                    --

   Large Cap Portfolio (6/00).........................................   2004       0.688            0.724               362,622
                                                                         2003       0.559            0.688               354,540
                                                                         2002       0.734            0.559               172,587
                                                                         2001       0.900            0.734               165,937

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Large Cap Portfolio (continued)....................................   2000       1.066            0.900                60,766
                                                                         1999       1.000            1.066                    --

   Lazard International Stock Portfolio (3/02)........................   2004       1.074            1.228                16,556
                                                                         2003       0.846            1.074                    --

   Merrill Lynch Large Cap Core Portfolio (6/00)......................   2004       0.669            0.765               193,486
                                                                         2003       0.559            0.669               224,873
                                                                         2002       0.757            0.559               182,592
                                                                         2001       0.989            0.757               161,626
                                                                         2000       1.061            0.989               101,243
                                                                         1999       1.000            1.061                    --

   MFS Emerging Growth Portfolio (2/00)...............................   2004       0.589            0.655                97,124
                                                                         2003       0.462            0.589               102,983
                                                                         2002       0.712            0.462               123,340
                                                                         2001       1.130            0.712               121,516
                                                                         2000       1.433            1.130                97,130
                                                                         1999       1.000            1.433                    --

MFS Value Portfolio (5/04) ...........................................   2004       1.000            1.123                   --

   Pioneer Fund Portfolio (5/03)......................................   2004       1.218            1.336                    --
                                                                         2003       1.000            1.218                    --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)..........................   2004       0.829            0.872                 7,530
                                                                         2003       0.650            0.829                 7,540
                                                                         2002       0.865            0.650                 5,245
                                                                         2001       1.000            0.865                 1,154

   MFS Total Return Portfolio (7/00)..................................   2004       1.221            1.343             1,174,241
                                                                         2003       1.061            1.221             1,110,848
                                                                         2002       1.135            1.061               695,684
                                                                         2001       1.150            1.135               445,508
                                                                         2000       0.999            1.150               202,359
                                                                         1999       1.000            0.999                    --

   Pioneer Strategic Income Portfolio (5/04)..........................   2004       1.000            1.096                    --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
SB Adjustable Rate Income Portfolio -- Class I Shares (9/03)..........   2004       1.000            0.998                40,362
                                                                         2003       1.000            1.000                    --

   Smith Barney Aggressive Growth Portfolio (3/00)....................   2004       1.155            1.254             1,310,672
                                                                         2003       0.870            1.155             1,273,855
                                                                         2002       1.309            0.870               573,856
                                                                         2001       1.382            1.309               452,646
                                                                         2000       1.210            1.382               164,358
                                                                         1999       1.000            1.210                    --

   Smith Barney High Income Portfolio (8/00)..........................   2004       1.053            1.148               716,412
                                                                         2003       0.837            1.053               875,823
                                                                         2002       0.876            0.837               672,340
                                                                         2001       0.922            0.876               489,304
                                                                         2000       1.016            0.922                 1,807
                                                                         1999       1.000            1.016                    --

   Smith Barney International All Cap Growth Portfolio (3/00).........   2004       0.569            0.662               109,830
                                                                         2003       0.452            0.569               119,997
                                                                         2002       0.617            0.452                87,057
                                                                         2001       0.908            0.617                83,173
                                                                         2000       1.207            0.908                47,399
                                                                         1999       1.000            1.207                    --

   Smith Barney Large Cap Value Portfolio (6/00)......................   2004       0.904            0.988               393,882
                                                                         2003       0.718            0.904               402,191
                                                                         2002       0.975            0.718               432,542
                                                                         2001       1.076            0.975               384,096
                                                                         2000       0.964            1.076               314,048
                                                                         1999       1.000            0.964                    --

   Smith Barney Large Capitalization Growth Portfolio (2/00)..........   2004       0.935            0.926               607,137
                                                                         2003       0.642            0.935               629,393
                                                                         2002       0.865            0.642               599,697
                                                                         2001       1.001            0.865               517,862
                                                                         2000       1.090            1.001               282,561
                                                                         1999       1.000            1.090                    --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney Mid Cap Core Portfolio (4/00).........................   2004       1.239            1.351               381,702
                                                                         2003       0.967            1.239               366,913
                                                                         2002       1.211            0.967               225,995
                                                                         2001       1.364            1.211               191,467
                                                                         2000       1.172            1.364                64,859
                                                                         1999       1.000            1.172                    --

   Smith Barney Money Market Portfolio (2/00).........................   2004       1.070            1.066             1,994,070
                                                                         2003       1.077            1.070             1,821,759
                                                                         2002       1.078            1.077               524,727
                                                                         2001       1.053            1.078               148,566
                                                                         2000       1.006            1.053                64,613
                                                                         1999       1.000            1.006                    --

   Strategic Equity Portfolio (6/00)..................................   2004       0.670            0.729               193,465
                                                                         2003       0.512            0.670               216,950
                                                                         2002       0.782            0.512               255,773
                                                                         2001       0.914            0.782               284,839
                                                                         2000       1.132            0.914               202,439
                                                                         1999       1.000            1.132                    --

   Travelers Managed Income Portfolio (7/00)..........................   2004       1.204            1.222               981,921
                                                                         2003       1.125            1.204             1,070,557
                                                                         2002       1.115            1.125               510,149
                                                                         2001       1.059            1.115               188,214
                                                                         2000       0.994            1.059                29,625
                                                                         1999       1.000            0.994                    --

   Van Kampen Enterprise Portfolio (4/00).............................   2004       0.648            0.664                38,094
                                                                         2003       0.523            0.648                39,159
                                                                         2002       0.750            0.523                37,188
                                                                         2001       0.964            0.750                49,390
                                                                         2000       1.145            0.964                39,955
                                                                         1999       1.000            1.145                    --

Van Kampen Life Investment Trust
Emerging Growth Portfolio -- Class I Shares (2/00)....................   2004       0.675            0.714               221,492
                                                                         2003       0.537            0.675               216,713
                                                                         2002       0.806            0.537               196,991
                                                                         2001       1.193            0.806               196,978

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Emerging Growth Portfolio -- Class I Shares (continued) ..............   2000       1.345            1.193               115,899
                                                                         1999       1.000            1.345                    --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01).......   2004       0.973            1.110               127,107
                                                                         2003       0.694            0.973               101,651
                                                                         2002       0.946            0.694                46,293
                                                                         2001       1.000            0.946                    --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00).....................   2004       1.027            1.169               168,972
                                                                         2003       0.811            1.027               163,339
                                                                         2002       0.907            0.811                81,354
                                                                         2001       1.048            0.907                53,627
                                                                         2000       1.138            1.048                22,930
                                                                         1999       1.000            1.138                    --

Variable Insurance Products Fund III
Mid Cap Portfolio -- Service Class 2 (7/02)...........................   2004       1.170            1.440               220,808
                                                                         2003       0.857            1.170               236,967
                                                                         2002       1.000            0.857                62,979

                                           ACCUMULATION UNIT VALUES (IN DOLLARS)


                                               SEPARATE ACCOUNT CHARGES 2.15%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund -- Series I (5/01).......................   2004       1.179            1.220                    --
                                                                         2003       0.963            1.179                    --

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio -- Class B (5/02).......   2004       1.242            1.352                    --
                                                                         2003       0.960            1.242                    --

AllianceBernstein Premier Growth Portfolio -- Class B (2/00)..........   2004       1.144            1.213                91,022
                                                                         2003       0.948            1.144                    --

American Funds Insurance Series
Global Growth Fund -- Class 2 Shares (2/00)...........................   2004       1.303            1.448               440,414
                                                                         2003       0.984            1.303                55,238

Growth Fund -- Class 2 Shares (2/00)..................................   2004       1.286            1.416             1,059,551
                                                                         2003       0.960            1.286                99,932

Growth--Income Fund -- Class 2 Shares (2/00)..........................   2004       1.259            1.360               945,214
                                                                         2003       0.971            1.259                66,778

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund -- Class 2 Shares (2/00)......................   2004       1.301            1.420                    --
                                                                         2003       0.969            1.301                    --

Mutual Shares Securities Fund -- Class 2 Shares (5/02)................   2004       1.218            1.342               164,481
                                                                         2003       0.994            1.218                 6,136

Templeton Developing Markets Securities Fund -- Class 2
Shares (5/03).........................................................   2004       1.441            1.759               141,585
                                                                         2003       1.000            1.441                54,560

Templeton Foreign Securities Fund -- Class 2 Shares (2/00)............   2004       1.279            1.484                93,506
                                                                         2003       0.989            1.279                    --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Templeton Growth Securities Fund -- Class 2 Shares (5/02).............   2004       1.263            1.434               331,135
                                                                         2003       0.976            1.263               124,930
                                                                         2002       1.000            0.976                    --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)......................................   2004       1.191            1.268                    --
                                                                         2003       0.977            1.191                    --

   Diversified Strategic Income Portfolio (7/00)......................   2004       1.105            1.154                    --
                                                                         2003       1.010            1.105                    --

Equity Index Portfolio -- Class II Shares (6/00)......................   2004       1.209            1.304               393,773
                                                                         2003       0.967            1.209               143,964

   Fundamental Value Portfolio (6/00).................................   2004       1.310            1.388                    --
                                                                         2003       0.966            1.310                    --

Janus Aspen Series
Mid Cap Growth Portfolio -- Service Shares (5/00).....................   2004       1.296            1.529                    --
                                                                         2003       0.983            1.296                    --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).......................   2004       1.329            1.495               113,336
                                                                         2003       1.000            1.329                    --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).................................   2004       1.238            1.365               163,189
                                                                         2003       1.000            1.238                 6,050

   Mid-Cap Value Portfolio (5/03).....................................   2004       1.253            1.522               114,516
                                                                         2003       1.000            1.253                    --

Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Global Allocation V.I. Fund -- Class III (11/03)........   2003       1.000            1.073                    --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Merrill Lynch Value Opportunities V.I. Fund -- Class III (11/03)......   2004       1.067            1.198               139,483
                                                                         2003       1.000            1.067                    --

PIMCO Variable Insurance Trust
Real Return Portfolio -- Administrative Class (5/03) .................   2004       1.043            1.111              214,161
                                                                         2003       1.000            1.043                   --

Total Return Portfolio -- Administrative Class (5/01) ................   2004       1.040            1.068              714,714
                                                                         2003       1.012            1.040               27,193

Putnam Variable Trust
Putnam VT Discovery Growth Fund -- Class IB Shares (5/01) ............   2004       1.238            1.303                   --
                                                                         2003       0.958            1.238                   --

Putnam VT International Equity Fund -- Class IB Shares (5/01) ........   2004       1.251            1.422                3,198
                                                                         2003       0.994            1.251                   --

Putnam VT Small Cap Value Fund -- Class IB Shares (5/01) .............   2004       1.431            1.767              203,643
                                                                         2003       0.977            1.431               82,176

Salomon Brothers Variable Series Funds Inc.
All Cap Fund -- Class I (6/00) .......................................   2004       1.306            1.385              267,262
                                                                         2003       0.960            1.306               59,804

Investors Fund -- Class I (1/01) .....................................   2004       1.241            1.341               70,944
                                                                         2003       0.958            1.241                   --

Small Cap Growth Fund -- Class I (3/00) ..............................   2004       1.413            1.592              156,147
                                                                         2003       0.970            1.413                9,472

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01) ...................   2004       1.164            1.178                   --
                                                                         2003       0.963            1.164                   --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01) ..................................................   2004       1.261            1.270                   --
                                                                         2003       0.960            1.261                   --

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio -- All Cap Growth and Value (10/02) ....   2004       1.247            1.301               80,817
                                                                         2003       0.969            1.247                   --
                                                                         2002       1.000            0.969                   --

Multiple Discipline Portfolio -- Balanced All Cap Growth and
Value (10/02) ........................................................   2004       1.169            1.201               23,285
                                                                         2003       0.979            1.169                   --
                                                                         2002       1.000            0.979                   --

Multiple Discipline Portfolio -- Global All Cap Growth and
Value (10/02) ........................................................   2004       1.239            1.337                   --
                                                                         2003       0.962            1.239                   --
                                                                         2002       1.000            0.962                   --

Multiple Discipline Portfolio -- Large Cap Growth and Value (10/02) ..   2004       1.214            1.268                   --
                                                                         2003       0.961            1.214                   --
                                                                         2002       1.000            0.961                   --

The Travelers Series Trust
   Equity Income Portfolio (10/00) ...................................   2004       1.230            1.323              207,293
                                                                         2003       0.958            1.230               36,353

   Large Cap Portfolio (6/00) ........................................   2004       1.179            1.230               71,256
                                                                         2003       0.967            1.179                   --

   Lazard International Stock Portfolio (3/02) .......................   2004       1.260            1.428              157,537
                                                                         2003       1.001            1.260                   --

   Merrill Lynch Large Cap Core Portfolio (6/00) .....................   2004       1.154            1.309               66,131
                                                                         2003       0.973            1.154                   --

   MFS Emerging Growth Portfolio (2/00) ..............................   2004       1.227            1.354               12,107
                                                                         2003       0.971            1.227                   --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   MFS Value Portfolio (5/04) ........................................   2004       1.000            1.117                9,859

   Pioneer Fund Portfolio (5/03) .....................................   2004       1.211            1.317                3,791
                                                                         2003       1.000            1.211                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01) .........................   2004       1.224            1.275              122,713
                                                                         2003       0.967            1.224                2,233

   MFS Total Return Portfolio (7/00) .................................   2004       1.124            1.226            1,076,462
                                                                         2003       0.986            1.124               63,220

   Pioneer Strategic Income Portfolio (5/04) .........................   2004       1.000            1.090              103,830

SB Adjustable Rate Income Portfolio -- Class I Shares (9/03)  ........   2004       0.997            0.987               96,297
                                                                         2003       1.000            0.997                   --

   Smith Barney Aggressive Growth Portfolio (3/00) ...................   2004       1.252            1.347                   --
                                                                         2003       0.951            1.252                   --

   Smith Barney High Income Portfolio (8/00) .........................   2004       1.257            1.359                7,657
                                                                         2003       1.007            1.257                   --

   Smith Barney International All Cap Growth Portfolio (3/00) ........   2004       1.230            1.418                   --
                                                                         2003       0.986            1.230                   --

   Smith Barney Large Cap Value Portfolio (6/00) .....................   2004       1.210            1.310                   --
                                                                         2003       0.969            1.210                   --

   Smith Barney Large Capitalization Growth Portfolio (2/00) .........   2004       1.366            1.342                   --
                                                                         2003       0.946            1.366                   --

   Smith Barney Mid Cap Core Portfolio (4/00) ........................   2004       1.240            1.341                   --
                                                                         2003       0.977            1.240                   --

   Smith Barney Money Market Portfolio (2/00) ........................   2004       0.985            0.972                   --
                                                                         2003       0.999            0.985                   --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Strategic Equity Portfolio (6/00) .................................   2004       1.258            1.357               23,249
                                                                         2003       0.969            1.258                   --

   Travelers Managed Income Portfolio (7/00) .........................   2004       1.076            1.083                   --
                                                                         2003       1.014            1.076                   --

   Van Kampen Enterprise Portfolio (4/00) ............................   2004       1.188            1.207                   --
                                                                         2003       0.966            1.188                   --

Van Kampen Life Investment Trust
Emerging Growth Portfolio -- Class I Shares (2/00) ...................   2004       1.196            1.253                   --
                                                                         2003       0.959            1.196                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01) ......   2004       1.354            1.532                   --
                                                                         2003       0.974            1.354                   --

Variable Insurance Products Fund II
Contrafund(R) Portfolio -- Service Class (5/00) ......................   2004       1.246            1.406               15,205
                                                                         2003       0.991            1.246                   --

Variable Insurance Products Fund III
Mid Cap Portfolio -- Service Class 2 (7/02) ..........................   2004       1.334            1.628              257,511
                                                                         2003       0.986            1.334                   --


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                                 SEPARATE ACCOUNT CHARGES 1.30%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund -- Series I (5/01).......................   2004       0.753            0.786               193,397
                                                                         2003       0.610            0.753               224,709
                                                                         2002       0.886            0.610               273,880
                                                                         2001       1.000            0.886                44,481

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio -- Class B (5/02).......   2004       1.029            1.130               205,133
                                                                         2003       0.788            1.029               202,171
                                                                         2002       1.000            0.788               105,186

AllianceBernstein Premier Growth Portfolio -- Class B (11/99) ........   2004       0.628            0.671             3,980,042
                                                                         2003       0.515            0.628             4,417,255
                                                                         2002       0.755            0.515             4,996,672
                                                                         2001       0.926            0.755             5,706,327
                                                                         2000       1.127            0.926             4,292,514
                                                                         1999       1.000            1.127                98,377

American Funds Insurance Series
Global Growth Fund -- Class 2 Shares (11/99)..........................   2004       0.924            1.035             4,044,618
                                                                         2003       0.692            0.924             4,013,956
                                                                         2002       0.821            0.692             3,794,165
                                                                         2001       0.970            0.821             3,848,239
                                                                         2000       1.211            0.970             3,249,643
                                                                         1999       1.000            1.211               123,540

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Growth Fund -- Class 2 Shares (11/99).................................   2004       0.979            1.087             10,072,367
                                                                         2003       0.725            0.979             9,674,784
                                                                         2002       0.972            0.725             9,051,297
                                                                         2001       1.204            0.972             8,538,251
                                                                         2000       1.167            1.204             6,160,677
                                                                         1999       1.000            1.167             1,134,441

Growth--Income Fund -- Class 2 Shares (11/99).........................   2004       1.181            1.287             9,487,143
                                                                         2003       0.904            1.181             9,723,750
                                                                         2002       1.121            0.904             8,678,386
                                                                         2001       1.107            1.121             7,396,792
                                                                         2000       1.039            1.107             4,257,325
                                                                         1999       1.000            1.039                46,596

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund -- Class 2 Shares (11/99).....................   2004       0.799            0.879             2,438,278
                                                                         2003       0.589            0.799             2,521,774
                                                                         2002       0.837            0.589             2,338,805
                                                                         2001       1.001            0.837             2,212,536
                                                                         2000       1.215            1.001             1,777,941
                                                                         1999       1.000            1.215               549,437

Mutual Shares Securities Fund -- Class 2 Shares (6/02)................   2004       1.044            1.161               382,679
                                                                         2003       0.845            1.044               329,118
                                                                         2002       1.000            0.845                24,581

Templeton Developing Markets Securities Fund -- Class 2
Shares (5/03).........................................................   2004       1.449            1.784                64,080
                                                                         2003       1.000            1.449                82,956

Templeton Foreign Securities Fund -- Class 2 Shares (11/99)...........   2004       0.935            1.093             2,498,119
                                                                         2003       0.716            0.935             2,404,709
                                                                         2002       0.891            0.716             2,323,461
                                                                         2001       1.074            0.891             2,087,896
                                                                         2000       1.115            1.074             1,545,765
                                                                         1999       1.000            1.115                53,095

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Templeton Growth Securities Fund -- Class 2 Shares (7/02).............   2004       1.033            1.183                14,706
                                                                         2003       0.792            1.033                    --
                                                                         2002       0.832            0.792                    --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99).....................................   2004       0.974            1.046             3,402,889
                                                                         2003       0.792            0.974             3,621,952
                                                                         2002       0.973            0.792             3,234,469
                                                                         2001       1.026            0.973             2,172,270
                                                                         2000       1.044            1.026               941,763
                                                                         1999       1.000            1.044                84,121

   Diversified Strategic Income Portfolio (11/99).....................   2004       1.178            1.242             2,888,035
                                                                         2003       1.068            1.178             3,034,833
                                                                         2002       1.032            1.068             2,969,507
                                                                         2001       1.014            1.032             2,434,690
                                                                         2000       0.999            1.014             1,438,172
                                                                         1999       1.000            0.999               341,104

Equity Index Portfolio -- Class II Shares (11/99).....................   2004       0.798            0.869             3,117,027
                                                                         2003       0.633            0.798             2,780,248
                                                                         2002       0.826            0.633             2,776,130
                                                                         2001       0.955            0.826             2,792,764
                                                                         2000       1.067            0.955             1,086,755
                                                                         1999       1.000            1.067               348,286

   Fundamental Value Portfolio (12/99)................................   2004       1.226            1.310             5,046,949
                                                                         2003       0.896            1.226             5,064,535
                                                                         2002       1.153            0.896             5,190,545
                                                                         2001       1.234            1.153             4,341,451
                                                                         2000       1.037            1.234               948,161
                                                                         1999       1.000            1.037                12,938

Janus Aspen Series
Mid Cap Growth Portfolio -- Service Shares (5/00).....................   2004       0.379            0.451             2,131,311
                                                                         2003       0.285            0.379             2,307,386
                                                                         2002       0.402            0.285             2,481,234
                                                                         2001       0.674            0.402             2,683,031
                                                                         2000       1.000            0.674             1,701,726

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) ......................   2004       1.337            1.516              113,342
                                                                         2003       1.000            1.337               60,086

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03) ................................   2004       1.245            1.385              191,146
                                                                         2003       1.000            1.245               52,729

   Mid-Cap Value Portfolio (5/03) ....................................   2004       1.260            1.543              316,299
                                                                         2003       1.000            1.260              163,255

Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Global Allocation V.I. Fund -- Class III (11/03) .......   2004       1.075            1.211                   --
                                                                         2003       1.000            1.075                   --

Merrill Lynch Value Opportunities V.I. Fund -- Class III (11/03) .....   2004       1.068            1.210                8,884
                                                                         2003       1.000            1.068                   --

PIMCO Variable Insurance Trust
Real Return Portfolio -- Administrative Class (5/03) .................   2004       1.049            1.127              715,250
                                                                         2003       1.000            1.049              202,392

Total Return Portfolio -- Administrative Class (5/01) ................   2004       1.176            1.218            4,403,863
                                                                         2003       1.134            1.176            5,407,443
                                                                         2002       1.054            1.134            3,419,880
                                                                         2001       1.000            1.054              434,773

Putnam Variable Trust
Putnam VT Discovery Growth Fund -- Class IB Shares (6/01) ............   2004       0.730            0.775               54,534
                                                                         2003       0.560            0.730               84,884
                                                                         2002       0.806            0.560               56,378
                                                                         2001       1.000            0.806               22,514

Putnam VT International Equity Fund -- Class IB Shares (5/01) ........   2004       0.884            1.014              151,194
                                                                         2003       0.697            0.884              181,635

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Putnam VT International Equity Fund -- Class IB Shares (continued)....   2002       0.858            0.697                86,812
                                                                         2001       1.000            0.858                14,691

Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..............   2004       1.298            1.617               556,757
                                                                         2003       0.879            1.298               531,891
                                                                         2002       1.089            0.879               332,783
                                                                         2001       1.000            1.089                71,890

Salomon Brothers Variable Series Funds Inc.
All Cap Fund -- Class I (11/99).......................................   2004       1.231            1.316             1,873,002
                                                                         2003       0.897            1.231             1,888,455
                                                                         2002       1.212            0.897             1,976,967
                                                                         2001       1.205            1.212             1,598,744
                                                                         2000       1.033            1.205               507,525
                                                                         1999       1.000            1.033                20,279

Investors Fund -- Class I (11/99).....................................   2004       1.099            1.198             1,393,345
                                                                         2003       0.841            1.099             1,393,911
                                                                         2002       1.108            0.841             1,267,791
                                                                         2001       1.171            1.108             1,112,073
                                                                         2000       1.029            1.171               217,211
                                                                         1999       1.000            1.029                10,159

Small Cap Growth Fund -- Class I (11/99)..............................   2004       1.141            1.296               534,246
                                                                         2003       0.776            1.141               502,581
                                                                         2002       1.204            0.776               405,274
                                                                         2001       1.315            1.204               370,805
                                                                         2000       1.141            1.315               266,300
                                                                         1999       1.000            1.141                35,132

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)....................   2004       0.796            0.812               154,400
                                                                         2003       0.653            0.796               148,027
                                                                         2002       0.894            0.653                62,178
                                                                         2001       1.000            0.894                 8,386

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)....   2004       0.857            0.871               362,894
                                                                         2003       0.647            0.857               277,969
                                                                         2002       0.895            0.647               213,889
                                                                         2001       1.000            0.895                98,459

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio -- All Cap Growth and Value (10/02).....   2004       1.377            1.450             1,865,334
                                                                         2003       1.062            1.377             1,260,241
                                                                         2002       1.000            1.062               146,807

Multiple Discipline Portfolio -- Balanced All Cap Growth and
Value (10/02).........................................................   2004       1.250            1.296             1,808,241
                                                                         2003       1.039            1.250             2,075,139
                                                                         2002       1.000            1.039               107,743

Multiple Discipline Portfolio -- Global All Cap Growth and
Value (10/02).........................................................   2004       1.395            1.519               417,889
                                                                         2003       1.075            1.395               183,455
                                                                         2002       1.000            1.075                11,968

Multiple Discipline Portfolio -- Large Cap Growth and Value (10/02)...   2004       1.362            1.435                90,870
                                                                         2003       1.070            1.362                54,011
                                                                         2002       1.000            1.070                    --

The Travelers Series Trust
   Equity Income Portfolio (11/99)....................................   2004       1.107            1.200             1,302,083
                                                                         2003       0.855            1.107             1,414,340
                                                                         2002       1.006            0.855             1,406,171
                                                                         2001       1.092            1.006             1,135,718
                                                                         2000       1.013            1.092               562,016
                                                                         1999       1.000            1.013                19,805

   Large Cap Portfolio (11/99)........................................   2004       0.688            0.724             2,686,679
                                                                         2003       0.559            0.688             2,365,088
                                                                         2002       0.734            0.559             1,889,763
                                                                         2001       0.900            0.734             1,809,999

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Large Cap Portfolio (continued)....................................   2000       1.066            0.900             1,406,663
                                                                         1999       1.000            1.066               559,758

   Lazard International Stock Portfolio (8/02)........................   2004       1.074            1.228               213,304
                                                                         2003       0.846            1.074               132,493

   Merrill Lynch Large Cap Core Portfolio (11/99).....................   2004       0.669            0.765               902,689
                                                                         2003       0.559            0.669             1,037,347
                                                                         2002       0.757            0.559             1,151,010
                                                                         2001       0.989            0.757             1,231,361
                                                                         2000       1.061            0.989               745,993
                                                                         1999       1.000            1.061                54,286

   MFS Emerging Growth Portfolio (11/99)..............................   2004       0.589            0.655             2,936,157
                                                                         2003       0.462            0.589             3,170,351
                                                                         2002       0.712            0.462             3,807,558
                                                                         2001       1.130            0.712             4,413,097
                                                                         2000       1.433            1.130             3,648,186
                                                                         1999       1.000            1.433               857,752

   MFS Value Portfolio (5/04).........................................   2004       0.973            1.123                    --

   Pioneer Fund Portfolio (5/03)......................................   2004       1.218            1.336                29,247
                                                                         2003       1.000            1.218                 1,217

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)..........................   2004       0.829            0.872               576,619
                                                                         2003       0.650            0.829               515,789
                                                                         2002       0.865            0.650               381,876
                                                                         2001       1.000            0.865               136,035

   MFS Total Return Portfolio (11/99).................................   2004       1.221            1.343             6,935,849
                                                                         2003       1.061            1.221             7,058,378
                                                                         2002       1.135            1.061             6,681,829
                                                                         2001       1.150            1.135             5,208,923
                                                                         2000       0.999            1.150             1,871,925
                                                                         1999       1.000            0.999               340,973

   Pioneer Strategic Income Portfolio (5/04)..........................   2004       0.983            1.096                 4,688

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
SB Adjustable Rate Income Portfolio -- Class I Shares (9/03)..........   2004       1.000            0.998               208,879
                                                                         2003       1.000            1.000               151,638

   Smith Barney Aggressive Growth Portfolio (11/99)...................   2004       1.155            1.254             6,703,487
                                                                         2003       0.870            1.155             6,716,858
                                                                         2002       1.309            0.870             6,378,946
                                                                         2001       1.382            1.309             6,108,454
                                                                         2000       1.210            1.382             3,182,829
                                                                         1999       1.000            1.210                74,420

   Smith Barney High Income Portfolio (11/99).........................   2004       1.053            1.148             2,334,370
                                                                         2003       0.837            1.053             2,428,714
                                                                         2002       0.876            0.837             1,743,696
                                                                         2001       0.922            0.876             1,352,081
                                                                         2000       1.016            0.922               746,254
                                                                         1999       1.000            1.016                83,518

   Smith Barney International All Cap Growth Portfolio (11/99)........   2004       0.569            0.662             1,842,648
                                                                         2003       0.452            0.569             1,815,361
                                                                         2002       0.617            0.452             3,924,462
                                                                         2001       0.908            0.617             2,412,874
                                                                         2000       1.207            0.908             1,959,090
                                                                         1999       1.000            1.207                69,739

   Smith Barney Large Cap Value Portfolio (11/99).....................   2004       0.904            0.988             2,741,825
                                                                         2003       0.718            0.904             3,144,755
                                                                         2002       0.975            0.718             3,249,278
                                                                         2001       1.076            0.975             3,409,971
                                                                         2000       0.964            1.076             1,620,470
                                                                         1999       1.000            0.964                99,981

   Smith Barney Large Capitalization Growth Portfolio (11/99).........   2004       0.935            0.926             5,908,117
                                                                         2003       0.642            0.935             6,283,234
                                                                         2002       0.865            0.642             6,310,650
                                                                         2001       1.001            0.865             7,117,413
                                                                         2000       1.090            1.001             4,125,697
                                                                         1999       1.000            1.090               241,754

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney Mid Cap Core Portfolio (11/99)........................   2004       1.239            1.351             2,541,200
                                                                         2003       0.967            1.239             2,871,249
                                                                         2002       1.211            0.967             2,868,310
                                                                         2001       1.364            1.211             2,654,148
                                                                         2000       1.172            1.364             1,154,540
                                                                         1999       1.000            1.172                26,517

   Smith Barney Money Market Portfolio (11/99)........................   2004       1.070            1.066             4,027,153
                                                                         2003       1.077            1.070             5,977,716
                                                                         2002       1.078            1.077             7,333,450
                                                                         2001       1.053            1.078             10,629,210
                                                                         2000       1.006            1.053             2,727,512
                                                                         1999       1.000            1.006                25,456

   Strategic Equity Portfolio (11/99).................................   2004       0.670            0.729             4,739,501
                                                                         2003       0.512            0.670             5,209,330
                                                                         2002       0.782            0.512             5,951,879
                                                                         2001       0.914            0.782             6,226,561
                                                                         2000       1.132            0.914             5,313,349
                                                                         1999       1.000            1.132               774,589

   Travelers Managed Income Portfolio (11/99).........................   2004       1.204            1.222             2,064,785
                                                                         2003       1.125            1.204             2,671,175
                                                                         2002       1.115            1.125             2,210,799
                                                                         2001       1.059            1.115             1,539,696
                                                                         2000       0.994            1.059               598,018
                                                                         1999       1.000            0.994                 2,445

   Van Kampen Enterprise Portfolio (11/99)............................   2004       0.648            0.664             1,374,668
                                                                         2003       0.523            0.648             1,519,148
                                                                         2002       0.750            0.523             1,585,903
                                                                         2001       0.964            0.750             1,863,264
                                                                         2000       1.145            0.964             1,841,630
                                                                         1999       1.000            1.145               168,261

Van Kampen Life Investment Trust
Emerging Growth Portfolio -- Class I Shares (11/99)...................   2004       0.675            0.714             3,451,906
                                                                         2003       0.537            0.675             3,851,217
                                                                         2002       0.806            0.537             4,114,292
                                                                         2001       1.193            0.806             4,788,151

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Emerging Growth Portfolio -- Class I Shares (continued)...............   2000       1.345            1.193             4,177,551
                                                                         1999       1.000            1.345               148,853

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01).......   2004       0.973            1.110                80,250
                                                                         2003       0.694            0.973               151,572
                                                                         2002       0.946            0.694                60,515
                                                                         2001       1.000            0.946                10,542

Variable Insurance Products Fund II
Contrafund(R) Portfolio -- Service Class (11/99)......................   2004       1.027            1.169             1,360,757
                                                                         2003       0.811            1.027             1,395,025
                                                                         2002       0.907            0.811             1,251,130
                                                                         2001       1.048            0.907             1,396,683
                                                                         2000       1.138            1.048               866,413
                                                                         1999       1.000            1.138                68,187

Variable Insurance Products Fund III
Mid Cap Portfolio -- Service Class 2 (5/02)...........................   2004       1.170            1.440               775,423
                                                                         2003       0.857            1.170               533,777
                                                                         2002       1.000            0.857                89,941

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)


                                            SEPARATE ACCOUNT CHARGES 2.15%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund -- Series I (5/01) ......................   2004       1.179            1.220                   --
                                                                         2003       0.963            1.179                   --

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio -- Class B (5/02) ......   2004       1.242            1.352                   --
                                                                         2003       0.960            1.242                   --

AllianceBernstein Premier Growth Portfolio -- Class B (11/99) ........   2004       1.144            1.213               58,277
                                                                         2003       0.948            1.144                1,664

American Funds Insurance Series
Global Growth Fund -- Class 2 Shares (11/99) .........................   2004       1.303            1.448              458,220
                                                                         2003       0.984            1.303               36,452

Growth Fund -- Class 2 Shares (11/99) ................................   2004       1.286            1.416            1,368,378
                                                                         2003       0.960            1.286               70,233

Growth--Income Fund -- Class 2 Shares (11/99) ........................   2004       1.259            1.360            1,289,883
                                                                         2003       0.971            1.259              144,983

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund -- Class 2 Shares (11/99) ....................   2004       1.301            1.420                9,365
                                                                         2003       0.969            1.301                9,365

Mutual Shares Securities Fund -- Class 2 Shares (6/02) ...............   2004       1.218            1.342              176,628
                                                                         2003       0.994            1.218               60,706

Templeton Developing Markets Securities Fund -- Class 2
Shares (5/03) ........................................................   2004       1.441            1.759               65,328
                                                                         2003       1.000            1.441                7,709

Templeton Foreign Securities Fund -- Class 2 Shares (11/99) ..........   2004       1.279            1.484               95,320
                                                                         2003       0.989            1.279               18,112

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Templeton Growth Securities Fund -- Class 2 Shares (7/02) ............   2004       1.263            1.434              286,389
                                                                         2003       0.976            1.263               41,590
                                                                         2002       1.000            0.976                   --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99) ....................................   2004       1.191            1.268               33,097
                                                                         2003       0.977            1.191               33,097

   Diversified Strategic Income Portfolio (11/99) ....................   2004       1.105            1.154                9,539
                                                                         2003       1.010            1.105                9,539

Equity Index Portfolio -- Class II Shares (11/99) ....................   2004       1.209            1.304              411,278
                                                                         2003       0.967            1.209               48,170

   Fundamental Value Portfolio (12/99) ...............................   2004       1.310            1.388                8,642
                                                                         2003       0.966            1.310                8,642

Janus Aspen Series
Mid Cap Growth Portfolio -- Service Shares (5/00) ....................   2004       1.296            1.529                   --
                                                                         2003       0.983            1.296                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) ......................   2004       1.329            1.495              182,013
                                                                         2003       1.000            1.329               13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03) ................................   2004       1.238            1.365              250,029
                                                                         2003       1.000            1.238               18,755

   Mid-Cap Value Portfolio (5/03) ....................................   2004       1.253            1.522              558,676
                                                                         2003       1.000            1.253               30,096

Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Global Allocation V.I. Fund -- Class III (11/03) .......   2004       1.073            1.200              361,311
                                                                         2003       1.000            1.073                   --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Merrill Lynch Value Opportunities V.I. Fund -- Class III (11/03) .....   2004       1.067            1.198              264,527
                                                                         2003       1.000            1.067                   --

PIMCO Variable Insurance Trust
Real Return Portfolio -- Administrative Class (5/03) .................   2004       1.043            1.111              159,740
                                                                         2003       1.000            1.043                6,497

Total Return Portfolio -- Administrative Class (5/01) ................   2004       1.040            1.068              536,319
                                                                         2003       1.012            1.040               52,717

Putnam Variable Trust
Putnam VT Discovery Growth Fund -- Class IB Shares (6/01) ............   2004       1.238            1.303                   --
                                                                         2003       0.958            1.238                   --

Putnam VT International Equity Fund -- Class IB Shares (5/01) ........   2004       1.251            1.422               64,572
                                                                         2003       0.994            1.251                   --

Putnam VT Small Cap Value Fund -- Class IB Shares (5/01) .............   2004       1.431            1.767              162,126
                                                                         2003       0.977            1.431               11,692

Salomon Brothers Variable Series Funds Inc.
All Cap Fund -- Class I (11/99) ......................................   2004       1.306            1.385               72,942
                                                                         2003       0.960            1.306                2,066

Investors Fund -- Class I (11/99) ....................................   2004       1.241            1.341              114,838
                                                                         2003       0.958            1.241                2,898

Small Cap Growth Fund -- Class I (11/99) .............................   2004       1.413            1.592               78,737
                                                                         2003       0.970            1.413               14,928

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01) ...................   2004       1.164            1.178                   --
                                                                         2003       0.963            1.164                   --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney Premier Selections All Cap Growth Portfolio (5/01) ...   2004       1.261            1.270                   --
                                                                         2003       0.960            1.261                   --

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio -- All Cap Growth and Value (10/02) ....   2004       1.247            1.301               62,758
                                                                         2003       0.969            1.247              128,588
                                                                         2002       1.000            0.969                   --

Multiple Discipline Portfolio -- Balanced All Cap Growth and
Value (10/02) ........................................................   2004       1.169            1.201               36,551
                                                                         2003       0.979            1.169              197,996
                                                                         2002       1.000            0.979                   --

Multiple Discipline Portfolio -- Global All Cap Growth and
Value (10/02) ........................................................   2004       1.239            1.337                   --
                                                                         2003       0.962            1.239                   --
                                                                         2002       1.000            0.962                   --

Multiple Discipline Portfolio -- Large Cap Growth and
Value (10/02) ........................................................   2004       1.214            1.268               55,748
                                                                         2003       0.961            1.214               30,431
                                                                         2002       1.000            0.961                   --

The Travelers Series Trust
   Equity Income Portfolio (11/99) ...................................   2004       1.230            1.323              183,922
                                                                         2003       0.958            1.230                   --

   Large Cap Portfolio (11/99) .......................................   2004       1.179            1.230               21,855
                                                                         2003       0.967            1.179                2,446

   Lazard International Stock Portfolio (8/02) .......................   2004       1.260            1.428              158,573
                                                                         2003       1.001            1.260                8,954

   Merrill Lynch Large Cap Core Portfolio (11/99) ....................   2004       1.154            1.309              123,977
                                                                         2003       0.973            1.154                6,398

   MFS Emerging Growth Portfolio (11/99) .............................   2004       1.227            1.354               25,588
                                                                         2003       0.971            1.227                   --

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   MFS Value Portfolio (5/04) ........................................   2004       0.972            1.117               15,762

   Pioneer Fund Portfolio (5/03) .....................................   2004       1.211            1.317                7,877
                                                                         2003       1.000            1.211                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01) .........................   2004       1.224            1.275               41,960
                                                                         2003       0.967            1.224               11,023

   MFS Total Return Portfolio (11/99) ................................   2004       1.124            1.226            1,265,778
                                                                         2003       0.986            1.124              129,554

   Pioneer Strategic Income Portfolio (5/04) .........................   2004       0.982            1.090               52,796

SB Adjustable Rate Income Portfolio -- Class I Shares (9/03)  ........   2004       0.997            0.987              334,352
                                                                         2003       1.000            0.997               18,897

   Smith Barney Aggressive Growth Portfolio (11/99) ..................   2004       1.252            1.347                   --
                                                                         2003       0.951            1.252                   --

   Smith Barney High Income Portfolio (11/99) ........................   2004       1.257            1.359               10,296
                                                                         2003       1.007            1.257                9,918

   Smith Barney International All Cap Growth Portfolio (11/99) .......   2004       1.230            1.418                   --
                                                                         2003       0.986            1.230                   --

   Smith Barney Large Cap Value Portfolio (11/99) ....................   2004       1.210            1.310                   --
                                                                         2003       0.969            1.210                   --

   Smith Barney Large Capitalization Growth Portfolio (11/99) ........   2004       1.366            1.342                   --
                                                                         2003       0.946            1.366                   --

   Smith Barney Mid Cap Core Portfolio (11/99) .......................   2004       1.240            1.341               19,016
                                                                         2003       0.977            1.240               19,016

   Smith Barney Money Market Portfolio (11/99) .......................   2004       0.985            0.972               24,852
                                                                         2003       0.999            0.985               24,852

                                        ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Strategic Equity Portfolio (11/99) ................................   2004       1.258            1.357               22,596
                                                                         2003       0.969            1.258               18,537

   Travelers Managed Income Portfolio (11/99) ........................   2004       1.076            1.083               53,668
                                                                         2003       1.014            1.076               53,668

   Van Kampen Enterprise Portfolio (11/99) ...........................   2004       1.188            1.207                   --
                                                                         2003       0.966            1.188                   --

Van Kampen Life Investment Trust
Emerging Growth Portfolio -- Class I Shares (11/99) ..................   2004       1.196            1.253                   --
                                                                         2003       0.959            1.196                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01) ......   2004       1.354            1.532                   --
                                                                         2003       0.974            1.354                   --

Variable Insurance Products Fund II
Contrafund(R) Portfolio -- Service Class (11/99) .....................   2004       1.246            1.406                9,433
                                                                         2003       0.991            1.246                9,433

Variable Insurance Products Fund III
Mid Cap Portfolio -- Service Class 2 (5/02) ..........................   2004       1.334            1.628              479,347
                                                                         2003       0.986            1.334               43,499


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Condensed Financial Information
                Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

L-20668                                                              May 2, 2005

 TRAVELERS LIFE AND ANNUITY VINTAGE II (SERIES II) VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes Travelers Life & Annuity Vintage II (Series II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                         Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.              Multiple Discipline Portfolio -- Global All Cap Growth and Value
  AllianceBernstein Growth and Income Portfolio -- Class B(1)     Multiple Discipline Portfolio -- Large Cap Growth and Value
AMERICAN FUNDS INSURANCE SERIES                                 THE TRAVELERS SERIES TRUST
  Global Growth Fund -- Class 2 Shares                            Equity Income Portfolio
  Growth Fund -- Class 2 Shares                                   Large Cap Portfolio
  Growth-Income Fund -- Class 2 Shares                            Managed Allocation Series: Aggressive Portfolio
DELAWARE VIP TRUST                                                Managed Allocation Series: Conservative Portfolio
  Delaware VIP REIT Series -- Standard Class                      Managed Allocation Series: Moderate Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST              Managed Allocation Series: Moderate-Aggressive Portfolio
  Franklin Income Securities Fund -- Class II Shares              Managed Allocation Series: Moderate-Conservative Portfolio
  Mutual Shares Securities Fund -- Class 2 Shares                 Mercury Large Cap Core Portfolio(5)
  Templeton Developing Markets Securities Fund -- Class 2 Shares  MFS Mid Cap Growth Portfolio
  Templeton Foreign Securities Fund -- Class 2 Shares             MFS Value Portfolio
  Templeton Growth Securities Fund -- Class 2 Shares              Mondrian International Stock Portfolio(6)
GREENWICH STREET SERIES FUND                                      Pioneer Fund Portfolio(7)
  Appreciation Portfolio                                          Pioneer Mid Cap Value Portfolio
  Equity Index Portfolio -- Class II Shares                       Style Focus Series: Small Cap Growth Portfolio
  Fundamental Value Portfolio                                     Style Focus Series: Small Cap Value Portfolio
JANUS ASPEN SERIES                                              TRAVELERS SERIES FUND INC.
  Mid Cap Growth Portfolio -- Service Shares(2)                   AIM Capital Appreciation Portfolio
LAZARD RETIREMENT SERIES, INC.                                    MFS Total Return Portfolio
  Lazard Retirement Small Cap Portfolio                           Pioneer Strategic Income Portfolio(8)
LORD ABBETT SERIES FUND, INC.                                     SB Adjustable Rate Income Portfolio Smith Barney Class
  Growth and Income Portfolio                                     Smith Barney Aggressive Growth Portfolio
  Mid-Cap Value Portfolio                                         Smith Barney High Income Portfolio
FAM ADVISORS VARIABLE SERIES FUNDS, INC.                          Smith Barney Large Capitalization Growth Portfolio
  Mercury Global Allocation V.I. Fund -- Class III(3)             Smith Barney Mid Cap Core Portfolio
  Mercury Value Opportunities V.I. Fund -- Class III(4)           Smith Barney Money Market Portfolio
PIMCO VARIABLE INSURANCE TRUST                                    Strategic Equity Portfolio(9)
  Real Return Portfolio -- Administrative Class                   Travelers Managed Income Portfolio
  Total Return Portfolio -- Administrative Class                  Van Kampen Enterprise Portfolio
PUTNAM VARIABLE TRUST                                           VARIABLE ANNUITY PORTFOLIOS
  Putnam VT Small Cap Value Fund -- Class IB Shares               Smith Barney Small Cap Growth Opportunities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                     VARIABLE INSURANCE PRODUCTS FUND
  Investors Fund -- Class I                                       Contrafund(R) Portfolio -- Service Class
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                            Mid Cap Portfolio -- Service Class 2
  Multiple Discipline Portfolio -- All Cap Growth and Value

--------------
(1)     Formerly Growth and Income Portfolio -- Class B             (5)   Formerly MFS Research Portfolio
(2)     Formerly Aggressive Growth Portfolio -- Service Shares      (6)   Formerly Lazard International Stock Portfolio
(3)     Formerly Merrill Lynch Global Allocation V.I. Fund --       (7)   Formerly Utilities Portfolio
          Class III                                                 (8)   Formerly Putnam Diversified Income Portfolio
(4)     Formerly Merrill Lynch Value Opportunities V.I. Fund        (9)   Formerly Alliance Growth Portfolio
          -- Class III

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, HARTFORD, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary..............................................    3   The Annuity Period..................................   51
Summary...............................................    5      Maturity Date....................................   51
Fee Table.............................................    9      Allocation of Annuity............................   51
Condensed Financial Information.......................   17      Variable Annuity.................................   51
The Annuity Contract..................................   17      Fixed Annuity....................................   52
   Contract Owner Inquiries...........................   18   Payment Options....................................... 52
   Purchase Payments..................................   18      Election of Options................................ 52
   Accumulation Units.................................   18      Annuity Options.................................... 53
   The Variable Funding Options.......................   19      Variable Liquidity Benefit......................... 53
Fixed Account.........................................   25   Miscellaneous Contract Provisions..................... 53
Charges and Deductions................................   25      Right to Return.................................... 53
   General............................................   25      Termination........................................ 54
   Withdrawal Charge..................................   26      Required Reports................................... 54
   Free Withdrawal Allowance..........................   27      Suspension of Payments............................. 54
   Transfer Charge....................................   27   The Separate Accounts................................. 54
   Administrative Charges.............................   27      Performance Information............................ 55
   Mortality and Expense Risk Charge..................   27   Federal Tax Considerations.............................55
   Enhanced Stepped-Up Provision Charge...............   28      General Taxation of Annuities.......................55
   Guaranteed Minimum Withdrawal Benefit                         Types of Contracts: Qualified and
    Charge............................................   28        Non-qualified.....................................56
   Guaranteed Minimum Accumulation Benefit                       Qualified Annuity Contracts.........................56
    Charge............................................   28        Taxation of Qualified Annuity Contracts...........56
   Variable Liquidity Benefit Charge..................   28        Mandatory Distributions for Qualified Plans.......56
   Variable Funding Option Expenses...................   28      Non-qualified Annuity Contracts.....................57
   Premium Tax........................................   28        Diversification Requirements for
   Changes in Taxes Based upon Premium or Value.......   28          Variable Annuities..............................57
Transfers.............................................   29        Ownership of the Investments......................57
   Dollar Cost Averaging..............................   30        Taxation of Death Benefit Proceeds................58
Access to Your Money..................................   31      Other Tax Considerations............................58
   Systematic Withdrawals.............................   31        Treatment of Charges for Optional Benefits........58
   Loans..............................................   32        Penalty Tax for Premature Distribution............58
Ownership Provisions..................................   32        Puerto Rico Tax Considerations....................58
   Types of Ownership.................................   32        Non-Resident Aliens...............................58
     Contract Owner...................................   32   Other Information..................................... 59
     Beneficiary......................................   32      The Insurance Companies............................ 59
     Annuitant........................................   32      Financial Statements............................... 59
Death Benefit.........................................   33      Distribution of Variable Annuity Contracts......... 59
   Death Proceeds before the Maturity Date............   33      Conformity with State and Federal Laws............. 61
   Enhanced Stepped-Up Provision......................   35      Voting Rights...................................... 61
   Payment of Proceeds................................   36      Restrictions on Financial Transactions............. 61
   Spousal Contract Continuance.......................   38      Legal Proceedings and Opinions..................... 61
   Beneficiary Contract Continuance...................   38   Appendix A: Condensed Financial Information
   Planned Death Benefit..............................   39      for The Travelers Separate Account Nine............A-1
   Death Proceeds after the Maturity Date.............   39   Appendix B: Condensed Financial Information
 Living Benefits......................................   39      for The Travelers Separate Account Ten.............B-1
   Guaranteed Minimum Withdrawal Benefit..............   39   Appendix C: The Fixed Account.........................C-1
   Guaranteed Minimum Accumulation Benefit............   44   Appendix D: Contents of the Statement
                                                                 of Additional Information..........................D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
       TRAVELERS LIFE AND ANNUITY VINTAGE II (SERIES II) VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit, 1.35% for the Step-Up Death Benefit, and 1.55% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...........................................      6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      TRANSFER CHARGE.............................................    $10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE...........................      6%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.......................... $30(4)

--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

          YEARS SINCE PURCHASE PAYMENT MADE                WITHDRAWAL CHARGE
-----------------------------------------------------   -----------------------
 GREATER THAN OR EQUAL TO          BUT LESS THAN
----------------------------  -----------------------
        0 years                        3 years                     6%
        3 years                        5 years                     5%
        5 years                        6 years                     4%
        6 years                        7 years                     3%
       7 + years                          --                       0%

 (2)   We do not currently assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

        YEARS SINCE INITIAL PURCHASE PAYMENT                 WITHDRAWAL CHARGE
-------------------------------------------------------    ---------------------
 GREATER THAN OR EQUAL TO           BUT LESS THAN
----------------------------    -----------------------
         0 years                       3 years                      6%
         3 years                       5 years                      5%
         5 years                       6 years                      4%
         6 years                       7 years                      3%
        7 + years                         --                        0%

 (4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                              -------------------------- ------------------------  ------------------------
Mortality and Expense Risk Charge..........             1.25%                     1.35%                    1.55%

Administrative Expense Charge..............             0.15%                     0.15%                    0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............             1.40%                     1.50%                    1.70%

Optional E.S.P. Charge.....................             0.15%                     0.15%                    0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................             1.55%                     1.65%                    1.85%

Optional GMAB Charge.......................             0.50%                     0.50%                    0.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED.........................             1.90%                     2.00%                    2.20%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(5)................             2.05%                     2.15%                    2.35%

Optional GMWB I Charge.....................             0.40%(6)                  0.40%(6)                 0.40%(6)

Optional GMWB II Charge....................             0.50%(6)                  0.50%(6)                 0.50%(6)

Optional GMWB III Charge...................             0.25%                     0.25%                    0.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................             1.80%                     1.90%                    2.10%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................             1.90%                     2.00%                    2.20%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................             1.65%                     1.75%                    1.95%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................             1.95%                     2.05%                    2.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................             2.05%                     2.15%                    2.35%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............             1.80%                     1.90%                    2.10%

---------------------------------
 (5)   GMAB and GMWB cannot both be elected.
 (6)   The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....               0.41%                          1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER     OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
---------------                  ----------     ------------   --------   ------------   --------------      --------
Capital Appreciation Fund.....      0.70%            --          0.08%       0.78%             --            --(1), (32)

ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.55%          0.25%         0.03%       0.83%             --            0.83%(2)

   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*+................      0.75%          0.25%         0.05%       1.05%             --            1.05%(2)

AMERICAN FUNDS INSURANCE
   SERIES

   Global Growth Fund -- Class
     2 Shares*................      0.61%          0.25%         0.04%       0.90%             --            --(32)

   Growth Fund -- Class 2
     Shares*..................      0.35%          0.25%         0.01%       0.61%             --            0.61%

   Growth-Income Fund --
     Class 2 Shares*..........      0.29%          0.25%         0.02%       0.56%             --            --(32)

DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class...........      0.74%            --          0.10%       0.84%             --            0.84%(3)

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST

   Franklin Income Securities
     Fund -- Class II Shares*..     0.47%          0.25%         0.02%       0.74%             --            0.74%(7)

   Franklin Small-Mid Cap
     Growth Securities Fund --
     Class 2 Shares*+.........      0.48%          0.25%         0.29%       1.02%           0.03%           0.99%(4)

   Mutual Shares Securities
     Fund -- Class 2 Shares*...     0.60%          0.25%         0.15%       1.00%             --            1.00%(5)

   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*........     1.25%          0.25%         0.29%       1.79%             --            1.79%

   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.68%          0.25%         0.19%       1.12%           0.05%           1.07%(6)

   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.79%          0.25%         0.07%       1.11%             --            1.11%(7)

GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.73%            --          0.02%       0.75%             --            0.75%(8)

   Diversified Strategic
     Income Portfolio+........      0.65%            --          0.11%       0.76%             --            0.76%

   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.03%       0.59%             --            0.59%

   Fundamental Value Portfolio      0.75%            --          0.02%       0.77%             --            0.77%(9)

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..........      0.64%          0.25%         0.01%       0.90%             --            0.90%

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.37%       1.37%             --            1.37%(10)

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%            --          0.39%       0.89%             --            0.89%

   Mid-Cap Value Portfolio....      0.75%            --          0.42%       1.17%             --            1.17%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER     OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
---------------                  ----------     ------------   --------   ------------   --------------      --------
FAM ADVISORS VARIABLE SERIES
   FUNDS, INC.
   Mercury Global Allocation
     V.I. Fund -- Class III*...     0.65%          0.25%         0.11%       1.01%             --            1.01%

   Mercury Value
     Opportunities V.I. Fund
     -- Class III*.............     0.75%          0.25%         0.07%       1.07%             --            1.07%

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --            0.65%(11)

   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --            0.65%(11)

PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................      0.75%          0.25%         0.19%       1.19%             --            1.19%

   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..     0.77%          0.25%         0.10%       1.12%             --            1.12%

SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.

   All Cap Fund -- Class I+....     0.81%            --          0.08%       0.89%             --            0.89%(12)

   Investors Fund -- Class I...     0.68%            --          0.09%       0.77%             --            0.77%(13)

   Small Cap Growth Fund --
     Class I+.................      0.75%            --          0.28%       1.03%             --            1.03%

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend
     Strategy Portfolio+......      0.73%            --          0.15%       0.88%             --            0.88%(14)

   Smith Barney Premier
     Selections All Cap
     Growth Portfolio+........      0.75%            --          0.19%       0.94%             --            0.94%

SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........      0.75%          0.25%         0.07%       1.07%             --            --(15), (32)

   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....      0.75%          0.25%         0.08%       1.08%             --            --(15), (32)

   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....      0.75%          0.25%         0.28%       1.28%             --            --(15), (32)

   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........      0.75%          0.25%         0.36%       1.36%             --            --(15), (32)

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....      0.73%            --          0.11%       0.84%             --            --(16), (32)

   Large Cap Portfolio........      0.75%            --          0.11%       0.86%             --            0.86%(16)

   Managed Allocation Series:
     Aggressive Portfolio.....      0.15%            --          0.26%       0.41%           0.06%           0.35%(17)

   Managed Allocation Series:
     Conservative Portfolio...      0.15%            --          0.26%       0.41%           0.06%           0.35%(17)

   Managed Allocation Series:
     Moderate Portfolio.......      0.15%            --          0.26%       0.41%           0.06%           0.35%(17)

   Managed Allocation Series:
     Moderate-Aggressive
     Portfolio................      0.15%            --          0.26%       0.41%           0.06%           0.35%(17)

   Managed Allocation Series:
     Moderate-Conservative
     Portfolio................      0.15%            --          0.26%       0.41%           0.06%           0.35%(17)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER     OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
---------------                  ----------     ------------   --------   ------------   --------------      --------
   Mercury Large Cap Core
     Portfolio................      0.79%            --          0.16%       0.95%             --            --(18), (32)

   MFS Mid Cap Growth
     Portfolio................      0.75%            --          0.13%       0.88%             --            --(20), (32)

   MFS Value Portfolio........      0.72%            --          0.39%       1.11%             --            --(21), (32)

   Mondrian International
     Stock Portfolio..........      0.72%            --          0.19%       0.91%             --            --(22), (32)

   Pioneer Fund Portfolio.....      0.75%            --          0.37%       1.12%             --            --(23), (32)

   Pioneer Mid Cap Value
     Portfolio................      0.75%            --          0.43%       1.18%           0.18%           1.00%(24)

   Style Focus Series: Small
     Cap Growth Portfolio.....      0.85%            --          0.43%       1.28%           0.18%           1.10%(25)

   Style Focus Series: Small
     Cap Value Portfolio......      0.83%            --          0.43%       1.26%           0.16%           1.10%(26)

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%            --          0.05%       0.85%             --            0.85%

   MFS Total Return Portfolio.      0.77%            --          0.02%       0.79%             --            0.79%(27)

   Pioneer Strategic Income
     Portfolio................      0.75%            --          0.15%       0.90%             --            0.90%

   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         0.46%       1.31%             --            1.31%

   Smith Barney Aggressive
     Growth Portfolio.........      0.80%            --          0.02%       0.82%             --            0.82%(28)

   Smith Barney High Income
     Portfolio................      0.60%            --          0.06%       0.66%             --            0.66%

   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%            --          0.03%       0.78%             --            0.78%(29)

   Smith Barney Mid Cap Core
     Portfolio................      0.75%            --          0.08%       0.83%             --            0.83%

   Smith Barney Money Market
     Portfolio................      0.50%            --          0.03%       0.53%             --            0.53%

   Strategic Equity Portfolio.      0.80%            --          0.05%       0.85%             --            0.85%

   Travelers Managed Income
     Portfolio................      0.65%            --          0.04%       0.69%             --            0.69%

   Van Kampen Enterprise
     Portfolio................      0.70%            --          0.10%       0.80%             --            0.80%

VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares+..........      0.70%            --          0.07%       0.77%             --            0.77%

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%            --          0.35%       1.10%             --            --(32)

VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Service Class*...........      0.57%          0.10%         0.11%       0.78%             --            --(30), (32)

   Mid Cap Portfolio --
     Service Class 2*.........      0.57%          0.25%         0.14%       0.96%             --            --(31), (32)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(3) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(8) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(10) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(11) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(13) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(14) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(15) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(16) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(17) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(19) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(22) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows: 0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(23) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(24) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(28) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(29) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(30) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.76%. These offsets may be discontinued at any time.

(31) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(32) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                             VOLUNTARY FEE
                                                                             WAIVER AND/OR
                                                                                EXPENSE              NET TOTAL ANNUAL
      FUNDING OPTION                                                         REIMBURSEMENT          OPERATING EXPENSES
      ----------------                                                  ------------------------  -----------------------
      Capital Appreciation Fund.......................................            0.01%                    0.77%
      Global Growth Fund -- Class 2 Shares............................            0.01%                    0.89%
      Growth-Income Fund -- Class 2 Shares............................            0.01%                    0.55%
      Multiple Discipline Portfolio -- All Cap Growth and Value.......            0.12%                    0.95%
      Multiple Discipline Portfolio -- Balanced All Cap Growth and
      Value...........................................................            0.11%                    0.97%
      Multiple Discipline Portfolio -- Global All Cap Growth and Value            0.28%                    1.00%
      Multiple Discipline Portfolio -- Large Cap Growth and Value.....            0.36%                    1.00%
      Equity Income Portfolio.........................................            0.01%                    0.83%
      Mercury Large Cap Core Portfolio................................            0.03%                    0.92%
      MFS Mid Cap Growth Portfolio....................................            0.02%                    0.86%
      MFS Value Portfolio.............................................            0.11%                    1.00%
      Mondrian International Stock Portfolio..........................            0.02%                    0.89%
      Pioneer Fund Portfolio..........................................            0.13%                    0.99%
      Smith Barney Small Cap Growth Opportunities Portfolio...........            0.20%                    0.90%
      Contrafund(R) Portfolio -- Service Class........................            0.02%                    0.76%
      Mid Cap Portfolio -- Service Class 2............................            0.03%                    0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual      1066     2004       2848       4736      466       1404       2348       4736
Operating Expenses.........................

Underlying Fund with Minimum Total Annual
Operating Expenses.........................    930      1608       2210       3572      330       1008       1710       3572

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual      1007     1834       2576       4252      407       1234       2076       4252
Operating Expenses.........................

Underlying Fund with Minimum Total Annual
Operating Expenses.........................    871      1431       1917       3007      271        831       1417       3007

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual      1017     1862       2622       4335      417       1262       2122       4335
Operating Expenses.........................

Underlying Fund with Minimum Total Annual
Operating Expenses.........................    881      1461       1967       3104      281        861       1467       3104

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual      1017     1862       2622       4335      417       1262       2122       4335
Operating Expenses.........................

Underlying Fund with Minimum Total Annual
Operating Expenses.........................    881      1461       1967       3104      281        861       1467       3104

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual      993      1791       2507       4126      393       1191       2007       4126
Operating Expenses.........................

Underlying Fund with Minimum Total Annual
Operating Expenses.........................    856      1386       1843       2860      256        786       1343       2860

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Vintage II (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity. You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
           DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
  -------------------------------------------------  ---------------------------------------------------------
  Deferred Annual Step Up Death Benefit...........                              80

  Step Up Death Benefit...........................                              75

  5% Roll Up Death Benefit........................                              75

  Enhanced Stepped-Up Provision (E.S.P)...........                              75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income             Alliance Capital Management L.P.
     Income Portfolio -- Class B           opportunity for appreciation through
                                           investments primarily in
                                           dividend-paying common stocks of good
                                           quality companies.

   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B+                 aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --      Seeks to maximize income while              Franklin Advisers, Inc.
     Class II Shares                       maintaining prospects for capital
                                           appreciation. The Fund normally may
                                           invest in both debt and equity
                                           securities, including corporate,
                                           foreign and U.S. Treasury bonds and
                                           stocks.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares+    Fund normally invests at least 80% of
                                           its net assets in investments of small
                                           capitalization and mid capitalization
                                           companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in U.S. equity
                                           securities, and substantially in
                                           undervalued stocks, risk arbitrage
                                           securities and distressed companies.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests at least 80%
                                           of its net assets in the emerging
                                           market investments, and invests
                                           primarily to predominantly in equity
                                           securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests at least 80% of
                                           its net assets in investments of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests          ("SBFM")
                                           in equity securities of U.S.
                                           companies of medium and large
                                           capitalization.

   Diversified Strategic Income            Seeks high current income. The Fund         SBFM
     Portfolio+                            normally invests in a globally diverse      Subadviser: Citigroup Asset
                                           portfolio of fixed income securities.       Management Ltd.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       Travelers Investment Management
     Shares                                expenses, correspond to the price and       Company ("TIMCO")
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies, the
                                           manager believes are undervalued.
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service     Seeks capital growth. The Fund              Janus Capital Management LLC
     Shares                                normally invests in equity securities       ("Janus Capital")
                                           of mid-sized companies.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund primarily
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.

FAM ADVISORS VARIABLE SERIES FUNDS,
   INC.
   Mercury Global Allocation V.I.          Seeks high total investment return.         Merrill Lynch Investment
     Fund -- Class III                     The Fund normally invests in a              Managers, L.P. ("MLIM") dba
                                           portfolio of equity, debt and money         Mercury Advisors
                                           market securities, primarily of
                                           corporate and governmental
                                           issuers located around the
                                           world.

   Mercury Value Opportunities V.I.        Seeks long-term growth of capital. The      MLIM dba Mercury Advisors
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to have
                                           special investment value.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
PUTNAM VARIABLE TRUST

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              invests mainly in common stocks of
                                           companies outside the United States
                                           that Putnam Management believes have
                                           investment potential.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                       invests mainly in common stocks of
                                           U.S. companies, with a focus on value
                                           stocks. Value stocks are those that
                                           Putnam Management believes are
                                           currently undervalued by the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I+                Seeks capital appreciation. The Fund        Salomon Brothers Asset
                                           normally invests in common stocks and       Management, Inc. ("SBAM")
                                           their equivalents of companies the
                                           manager believes are undervalued in
                                           the marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Small Cap Growth Fund -- Class I+       Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy          Seeks capital appreciation.                 SBFM
     Portfolio+                            Principally through investing in
                                           dividend paying stocks.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio+             Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies.
                                           The Small Cap Growth segment invests
                                           in small sized companies.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals.

   Multiple Discipline Portfolio --        Seeks a balance between long-term           SBFM
     Balanced All Cap Growth and Value     growth of capital and principal
                                           preservation. The Fund normally
                                           invests in equity and fixed-income
                                           securities. The Fund consists of
                                           three segments. The All Cap Growth
                                           segment combines the growth potential
                                           of small to medium companies with the
                                           stability of high-quality large
                                           company growth stocks. The All Cap
                                           Value segment invests in companies
                                           whose market prices are attractive in
                                           relation to their business
                                           fundamentals. The fixed income
                                           segment invests in short and
                                           intermediate term U.S. government
                                           securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth
                                           segment focuses on high-quality
                                           stocks with consistent growth. The
                                           Large Cap Value segment invests in
                                           established undervalued companies.
                                           The Mid/Small Cap Growth segment
                                           invests in small and medium sized
                                           companies with strong fundamentals
                                           and earnings growth potential. The
                                           International/ADR segment seeks to
                                           build long-term well-diversified
                                           portfolios with exceptional
                                           risk/reward characteristics.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality large capitalization
                                           stocks with growth characteristics.
                                           The Large Cap Value segment invests
                                           in established undervalued companies.

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                 Seeks reasonable income by investing        TAMIC
                                           primarily in income producing equity        Subadviser: Fidelity Management &
                                           securities. In choosing these               Research Company ("FMR")
                                           securities, the fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           compromising the S&P 500.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Aggressive Portfolio                  Fund normally invests in other              Subadviser: Deutsche Investment
                                           investment companies ("Underlying           Management Americas Inc. ("DIMA")
                                           Funds") that invest primarily in
                                           equity securities.

   Managed Allocation Series:              Seeks a high level of current income        TAMIC
     Conservative Portfolio                with some consideration given to            Subadviser: DIMA
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate Portfolio                    of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Moderate-Aggressive Portfolio         Fund normally invests in other              Subadviser: DIMA
                                           investment companies ("Underlying
                                           Funds") that invest in both equity
                                           and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate-Conservative Portfolio       of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           income. The Fund normally invests in
                                           other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Mercury Large Cap Core Portfolio        Seeks long-term capital growth. The         TAMIC
                                           Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Mondrian International Stock            Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Mondrian Investment
                                           of relatively large non-U.S. companies.     Partners Ltd.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                           securities, primarily of U.S.               Management, Inc.
                                           issuers.

   Pioneer Mid Cap Value Portfolio         Seeks capital appreciation. The Fund        TAMIC
                                           normally invests in the equity              Subadviser: Pioneer Investment
                                           securities of mid-size companies.           Management, Inc.

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Growth Portfolio                      normally invests in common stocks and       Subadviser: TIMCO and Janus
                                           other equity securities of small U.S.       Capital
                                           companies.

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        Travelers Asset Management
     Value Portfolio                       normally invests in common stocks and       International Company LLC
                                           other equity securities of small U.S.       ("TAMIC")
                                           companies.                                  Subadviser: TIMCO and Dreman
                                                                                       Value Management L.L.C. ("Dreman")

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser:  AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         TIA
                                           normally invests in debt securities         Subadviser: Pioneer Investment
                                           and has the flexibility to invest in a      Management, Inc.
                                           broad range of issuers and segments of
                                           the debt securities market.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings that
                                           exceeds the average rate earnings
                                           growth of the companies comprising
                                           the S&P 500 Index.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital.          SBFM
                                           The Fund normally invests in
                                           equities, or similar securities, of
                                           medium sized companies.

   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in U.S. and foreign        Subadviser: FMR
                                           equity securities.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

   Van Kampen Enterprise Portfolio         Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser: Van Kampen Asset
                                           growth companies.                           Management Inc ("Van Kampen").
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I       Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service      Seeks long-term capital appreciation        FMR
     Class                                 by investing in common stocks of
                                           companies whose value Fidelity
                                           Management & Research Co. believes is
                                           not fully recognized by the public.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital by        FMR
                                           investing in common stocks of
                                           companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners and

       o   the ability to engage in telephone and internet transactions

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

         YEARS SINCE PURCHASE PAYMENT MADE                  WITHDRAWAL CHARGE
-------------------------------------------------------   ----------------------
 GREATER THAN OR EQUAL TO          BUT LESS THAN
--------------------------    -------------------------
        0 years                       3 years                       6%
        3 years                       5 years                       5%
        5 years                       6 years                       4%
        6 years                       7 years                       3%
        7+ years                         --                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a)   any Purchase Payment to which no withdrawal charge applies then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun, after the first Contract Year

       o   under the Managed Distribution Program

       o you elect Annuity Payments for a fixed period of at least five years after the first Contract Year

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding OptionS. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.35% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.55% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

        YEARS SINCE INITIAL PURCHASE PAYMENT                WITHDRAWAL CHARGE
------------------------------------------------------    ----------------------
 GREATER THAN OR EQUAL TO          BUT LESS THAN
--------------------------   -------------------------
         0 years                      3 years                       6%
         3 years                      5 years                       5%
         5 years                      6 years                       4%
         6 years                      7 years                       3%
        7 + years                        --                         0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

       o   the dollar amount you request to transfer;

       o   the number of transfers you made within the previous three months;

       o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

       o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

       o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

       o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under certain Qualified Contracts. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the

Annuitant after your Contract is in effect. Please note that the naming of different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult with your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

       o   Standard Death Benefit

       o   Step-Up Death Benefit

       o   Roll-Up Death Benefit

The Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions and there are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below)* or

       (3) the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below)* or

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

--------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o     the Contract Value on the Death Report Date;
                                                           o     your adjusted Purchase Payment (see below)*;
                                                           o     the Step-Up Value, if any, as described below
                                                           o     the Roll-Up Death Benefit Value (as described below)
--------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                           o     the Contract Value on the Death Report Date;
                                                           o     your adjusted Purchase Payment (see below) or*
                                                           o     the Step-Up Value, if any, as described below, or
                                                           o     the Roll-Up Death Benefit Value (as described below) on
                                                                 the Annuitant's 80th birthday, plus any additional
                                                                 Purchase Payments and minus any partial surrender
                                                                 reductions (as described below) that occur after the
                                                                 Annuitant's 80th birthday.
--------------------------------------------------------------------------------------------------------------------------

----------
 * If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b)  is any Purchase Payment made during the previous Contract Year

       c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT: The partial surrender reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The partial surrender reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

             50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

             50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving JOINT                                                    Yes
NOT THE ANNUITANT)                     OWNER.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving JOINT OWNER.       receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving JOINT          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         OWNER.                       the Contract.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving JOINT OWNER.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    But, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent ANNUITANT or owner.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              ANNUITANT is
                                                                                                              treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  Yes
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE                THE PROCEEDS TO:         UNLESS. . .                                  RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

-------------------------------------------------------------------------------------------------------------------------------
NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
-------------------------------------------------------------------------------------------------------------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
-------------------------------------------------------------------------------------------------------------------------------
AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state
-------------------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect

GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                     GMWB I              GMWB II            GMWB III
                                                               -------------------- ------------------- ------------------
If you make your first withdrawal BEFORE the 3rd anniversary        5% of RBB           5% of RBB           5% of RBB
after you purchase GMWB:.....................................

If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:.....................................      10% of RBB           10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

       o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

       o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)         VALUE              RBB              AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
--------------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)         VALUE              RBB              AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   X 10,000/115,000)]   X 91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                         X 10,000/85,000)]
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
--------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

       o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

           o    a qualified retirement plan (Code Section 401),

           o    a tax-sheltered annuity (Code Section 403(b)),

           o    an individual retirement account (Code Sections 408(a)),

           o    an individual retirement annuity (Code Section 408(b)), or

           o    a qualified deferred compensation plan (Code Section 457).

           Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

       o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

       o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

       o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

       o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

       o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                        GMWB I                  GMWB II                   GMWB III
                                                 ---------------------- -------------------------  -----------------------
Current Annual Charge.........................           0.40%                   0.50%                     0.25%
Maximum Annual Charge After a Reset............          1.00%                   1.00%                      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-----------------------------------------------------------------------------------------------------------------------------
                                         GMWB I                          GMWB II                         GMWB III
-----------------------------------------------------------------------------------------------------------------------------
  AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                                 before 3rd anniversary           before 3rd anniversary
                             10% of RBB if first withdrawal        10% of RBB if first
                                  after 3rd anniversary            withdrawal after 3rd
                                                                       anniversary
-----------------------------------------------------------------------------------------------------------------------------
  ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-----------------------------------------------------------------------------------------------------------------------------
  RESET                                    Yes                             Yes                              No
-----------------------------------------------------------------------------------------------------------------------------
  CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                               anniversary of GMWB purchase    anniversary of GMWB purchase
-----------------------------------------------------------------------------------------------------------------------------
  INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-----------------------------------------------------------------------------------------------------------------------------
  WAIVER OF RECALCULATION                  No                              Yes                             Yes
  OF AWB FOR DISTRIBUTIONS
  FROM TAX-QUALIFIED PLANS
-----------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

       o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ----------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                       CONTRACT VALUE       AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
-------------------------------------------------------------------------------------------------------------------------------

 (1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

 (2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                     ----------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------------------
                                                             BASE                                                  BASE
                                          PURCHASE        CALCULATION                           PURCHASE        CALCULATION
                       CONTRACT VALUE     PAYMENT           AMOUNT          CONTRACT VALUE      PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------

                             --------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

       o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

       o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

       o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

       o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                                                                                                       CLASS B SUBACCOUNTS/
                            CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                         UNDERLYING FUNDS
--------------------------------------------------------------------------------------------  --------------------------------------
Capital Appreciation Fund                         Multiple Discipline Portfolio --            FRANKLIN TEMPLETON VARIABLE INSURANCE
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES           Balanced All Cap Growth and Value           PRODUCTS TRUST
   FUND, INC.                                     Multiple Discipline Portfolio -- Global       Franklin Income Securities Fund --
   AllianceBernstein Growth and Income              All Cap Growth and Value                      Class II Shares
     Portfolio -- Class B                         Multiple Discipline Portfolio -- Large      PIMCO VARIABLE INSURANCE TRUST
AMERICAN FUNDS INSURANCE SERIES                     Cap Growth and Value                        Real Return Portfolio --
   Global Growth Fund -- Class 2 Shares         THE TRAVELERS SERIES TRUST                        Administrative Class
   Growth Fund -- Class 2 Shares                  Equity Income Portfolio                       Total Return Portfolio --
   Growth-Income Fund -- Class 2 Shares           Large Cap Portfolio                             Administrative Class
DELAWARE VIP TRUST                                Managed Allocation Series: Aggressive       TRAVELERS SERIES FUND INC.
   Delaware VIP REIT Series -- Standard             Portfolio                                   Pioneer Strategic Income Portfolio
     Class                                        Managed Allocation Series:                    SB Adjustable Rate Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE               Conservative Portfolio                        Smith Barney Class
   PRODUCTS TRUST                                 Managed Allocation Series: Moderate           Smith Barney High Income Portfolio
   Mutual Shares Securities Fund -- Class 2         Portfolio                                   Smith Barney Money Market Portfolio
     Shares                                       Managed Allocation Series: Moderate-          Travelers Managed Income Portfolio
   Templeton Developing Markets                     Aggressive Portfolio
     Securities Fund -- Class 2 Shares            Managed Allocation Series: Moderate-
   Templeton Foreign Securities Fund --             Conservative Portfolio
     Class 2 Shares                               Mercury Large Cap Core Portfolio
   Templeton Growth Securities Fund --              MFS Mid Cap Growth Portfolio
     Class 2 Shares                               MFS Value Portfolio
GREENWICH STREET SERIES FUND                      Mondrian International Stock Portfolio
   Appreciation Portfolio                         Pioneer Fund Portfolio
   Equity Index Portfolio -- Class II Shares        Pioneer Mid Cap Value Portfolio
   Fundamental Value Portfolio                    Style Focus Series: Small Cap Growth
JANUS ASPEN SERIES                                  Portfolio
   Mid Cap Growth Portfolio -- Service            Style Focus Series: Small Cap Value
     Shares                                         Portfolio
LAZARD RETIREMENT SERIES, INC.                 TRAVELERS SERIES FUND INC.
   Lazard Retirement Small Cap Portfolio          AIM Capital Appreciation Portfolio
LORD ABBETT SERIES FUND, INC.                     MFS Total Return Portfolio
   Growth and Income Portfolio                    Smith Barney Aggressive Growth
   Mid-Cap Value Portfolio                          Portfolio
FAM ADVISORS VARIABLE SERIES FUNDS, INC.          Smith Barney Large Capitalization
   Mercury Global Allocation V.I. Fund --           Growth Portfolio
     Class III                                    Smith Barney Mid Cap Core Portfolio
   Mercury Value Opportunities V.I.               Strategic Equity Portfolio
     Fund -- Class III                              Van Kampen Enterprise Portfolio
PUTNAM VARIABLE TRUST                          VARIABLE ANNUITY PORTFOLIOS
   Putnam VT Small Cap Value Fund --              Smith Barney Small Cap Growth
     Class IB Shares                                Opportunities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.    VARIABLE INSURANCE PRODUCTS FUND
   Investors Fund -- Class I                      Contrafund(R) Portfolio -- Service Class
SMITH BARNEY MULTIPLE DISCIPLINE TRUST            Mid Cap Portfolio -- Service Class 2
   Multiple Discipline Portfolio -- All Cap
     Growth and Value

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider

Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

       o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

       o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

       o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

       o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. For Qualified Contracts, the Maturity Date will be the Annuitant's 70th birthday unless you elect an earlier date.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation

Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding OptionS.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

       o   The Travelers Insurance Company ("TIC")

       o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The

Company and TDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2004        1.027           1.127                 136,752
                                                               2003        0.788           1.027                  81,410

   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2004        0.625           0.668                 645,133
                                                               2003        0.514           0.625                 796,770

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)...............  2004        0.920           1.029               1,462,978
                                                               2003        0.690           0.920                 773,140

   Growth Fund -- Class 2 Shares (2/00)......................  2004        0.975           1.082               3,262,722
                                                               2003        0.723           0.975               1,755,241

   Growth-Income Fund -- Class 2 Shares (2/00)...............  2004        1.176           1.280               2,860,876
                                                               2003        0.901           1.176               1,840,178

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00)..........  2004        0.795           0.874                 488,023
                                                               2003        0.588           0.795                 304,147

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2004        1.043           1.158                 411,617
                                                               2003        0.845           1.043                  85,928

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.448           1.781                  34,731
                                                               2003        1.000           1.448                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00)  2004        0.931           1.088                 725,699
                                                               2003        0.714           0.931                 378,732

   Templeton Growth Securities Fund -- Class 2 Shares (5/02).  2004        1.032           1.180                  70,754
                                                               2003        0.792           1.032                      --
                                                               2002        1.000           0.792                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2004        0.970           1.040               1,924,055
                                                               2003        0.789           0.970               1,210,775

   Diversified Strategic Income Portfolio (7/00)............   2004        1.174           1.235               1,037,004
                                                               2003        1.065           1.174                 759,502

   Equity Index Portfolio -- Class II Shares (6/00)..........  2004        0.795           0.864                 504,425
                                                               2003        0.631           0.795                 383,086

   Fundamental Value Portfolio (6/00).......................   2004        1.221           1.303               1,896,436
                                                               2003        0.893           1.221               1,209,183

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2004        0.378           0.449                 568,049
                                                               2003        0.284           0.378                 604,302

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.336           1.513                  84,632
                                                               2003        1.000           1.336                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.244           1.382                  89,045
                                                               2003        1.000           1.244                  12,715

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.260           1.541                  90,506
                                                               2003        1.000           1.260                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.210                   2,589
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.068           1.208                 370,878
                                                               2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2004        1.048           1.125               1,580,273
                                                               2003        1.000           1.048                  12,559

   Total Return Portfolio -- Administrative Class (5/01).....  2004        1.173           1.213               4,462,676
                                                               2003        1.132           1.173               2,636,608

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.882           1.011                 169,047
                                                               2003        0.696           0.882                 119,463

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2004        1.294           1.611                 143,446
                                                               2003        0.877           1.294                 125,086

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)............................  2004        1.226           1.309                 820,427
                                                               2003        0.894           1.226                 578,309

   Investors Fund -- Class I (1/01)..........................  2004        1.095           1.191                 475,738
                                                               2003        0.839           1.095                 356,707

   Small Cap Growth Fund -- Class I (3/00)...................  2004        1.136           1.290                 224,325
                                                               2003        0.774           1.136                 210,996

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        0.794           0.809                 274,091
                                                               2003        0.652           0.794                   1,257

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
   Smith Barney Premier Selections All Cap Growth              2004        0.855           0.868                  41,158
   Portfolio (5/01).........................................
                                                               2003        0.646           0.855                  33,923

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.376           1.447               2,881,219
                                                               2003        1.061           1.376                 230,701
                                                               2002        1.000           1.061                  17,879

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.249           1.293               1,943,130
                                                               2003        1.038           1.249                 783,127
                                                               2002        1.000           1.038                  97,394

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.394           1.515                 734,070
                                                               2003        1.074           1.394                  22,689
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.360           1.432                 254,701
                                                               2003        1.069           1.360                  27,171
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2004        1.102           1.194                 851,522
                                                               2003        0.852           1.102                 701,195

   Large Cap Portfolio (6/00)...............................   2004        0.686           0.720                 229,272
                                                               2003        0.558           0.686                 178,744

   Lazard International Stock Portfolio (3/02)..............   2004        1.073           1.224                  85,883
                                                               2003        0.846           1.073                     377

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2004        0.666           0.761                 339,737
                                                               2003        0.558           0.666                 285,682

   MFS Emerging Growth Portfolio (2/00).....................   2004        0.586           0.652                 311,501
                                                               2003        0.460           0.586                 308,689

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
   MFS Value Portfolio (5/04)...............................   2004        1.000           1.122                  20,871

   Pioneer Fund Portfolio (5/03)............................   2004        1.217           1.333                  84,799
                                                               2003        1.000           1.217                   3,245

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.827           0.869                  80,474
                                                               2003        0.649           0.827                  69,737

   MFS Total Return Portfolio (7/00)........................   2004        1.216           1.337               3,458,131
                                                               2003        1.058           1.216               2,567,975

   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.096                 242,440

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.999           0.997                 211,555
                                                               2003        1.000           0.999                  46,771

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2004        1.150           1.247               4,218,706
                                                               2003        0.867           1.150               2,909,479

   Smith Barney High Income Portfolio (8/00)................   2004        1.049           1.143               1,342,536
                                                               2003        0.834           1.049               1,155,100

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        0.931           0.922               1,720,065
                                                               2003        0.640           0.931               1,141,574

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2004        1.234           1.344                 587,236
                                                               2003        0.964           1.234                 507,824

   Smith Barney Money Market Portfolio (2/00)...............   2004        1.066           1.060                 933,637
                                                               2003        1.074           1.066               1,098,028

   Strategic Equity Portfolio (6/00)........................   2004        0.668           0.726                 128,507
                                                               2003        0.511           0.668                 180,708

   Travelers Managed Income Portfolio (7/00)................   2004        1.199           1.216                 982,241
                                                               2003        1.121           1.199                 801,296

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
  Van Kampen Enterprise Portfolio (4/00).....................  2004        0.645           0.661                  98,488
                                                               2003        0.521           0.645                  99,873

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00)........  2004        0.673           0.710                 350,995
                                                               2003        0.536           0.673                 382,732

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities

   Portfolio (5/01)..........................................  2004        0.970           1.106                 254,741
                                                               2003        0.693           0.970                  41,992

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/00)...........  2004        1.023           1.163                 572,293
                                                               2003        0.808           1.023                 497,526

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)...............  2004        1.168           1.436                 960,282
                                                               2003        0.857           1.168                 305,214

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)............................................  2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)............................................  2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)...............  2004        1.186           1.315                  12,546
                                                               2003        1.000           1.186                      --

   Growth Fund -- Class 2 Shares (2/00)......................  2004        1.148           1.261                 176,039
                                                               2003        1.000           1.148                      --

   Growth-Income Fund -- Class 2 Shares (2/00)...............  2004        1.145           1.235                 116,974
                                                               2003        1.000           1.145                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00)..........  2004        1.191           1.297                   7,965
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2004        1.116           1.228                   8,874
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2004        1.261           1.537                      --
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (2/00) ............................................  2004        1.174           1.359                      --
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02) ............................................  2004        1.160           1.315                  13,918
                                                               2003        1.000           1.160                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00).............................  2004        1.118           1.188                  76,543
                                                               2003        1.000           1.118                      --

   Diversified Strategic Income Portfolio (7/00).............  2004        1.056           1.101                  19,932
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio -- Class II Shares (6/00)..........  2004        1.129           1.215                  76,132
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (6/00).......................   2004        1.167           1.234                  44,212
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2004        1.140           1.342                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2004        1.139           1.253                  23,251
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)............................  2004        1.155           1.399                  29,210
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03).........................................  2004        1.073           1.197                   2,361
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03).........................................  2004        1.066           1.195                   4,323
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2004        1.045           1.111                  87,192
                                                               2003        1.000           1.045                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
   Total Return Portfolio -- Administrative Class (5/01).....  2004        1.023           1.048                  92,831
                                                               2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01).............................................  2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)............................  2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund -- Class I (1/01)..........................  2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund -- Class I (3/00)...................  2004        1.235           1.389                   4,834
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2004        1.100           1.111                      --
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)..........................................  2004        1.150           1.156                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02).............................................  2004        1.128           1.174                  33,414
                                                               2003        1.000           1.128                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02).........................................  2004        1.088           1.116                 405,533
                                                               2003        1.000           1.088                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
   Multiple Discipline Portfolio -- Global All Cap Growth      2004        1.139           1.226                  15,706
   and Value (10/02)........................................
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.121           1.169                  26,484
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2004        1.131           1.214                  38,632
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (6/00)...............................   2004        1.122           1.168                      --
                                                               2003        1.000           1.122                      --

   Lazard International Stock Portfolio (3/02)..............   2004        1.157           1.308                   2,184
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2004        1.088           1.232                   6,671
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (2/00).....................   2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.115                      --

   Pioneer Fund Portfolio (5/03)............................   2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        1.135           1.181                   9,847
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (7/00)........................   2004        1.077           1.173                  63,089
                                                               2003        1.000           1.077                      --

   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.089                   8,613

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.997           0.985                 103,512
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2004        1.135           1.219                 115,318
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (8/00)................   2004        1.100           1.187                  71,552
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.167           1.144                      --
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2004        1.157           1.248                 250,879
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (2/00)...............   2004        0.993           0.978                 131,110
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (6/00)........................   2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

   Travelers Managed Income Portfolio (7/00)................   2004        1.028           1.033                  53,765
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2004        1.127           1.144                      --
                                                               2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00)........  2004        1.114           1.165                      --
                                                               2003        1.000           1.114                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        1.233           1.393                      --
                                                               2003        1.000           1.233                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   -------------     ----------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/00)...........  2004        1.140           1.284                      --
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)...............  2004        1.197           1.457                   7,282
                                                               2003        1.000           1.197                      --


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2004        1.027           1.127                 334,798
                                                               2003        0.788           1.027                 354,635

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        0.625           0.668               2,897,980
                                                               2003        0.514           0.625               3,382,923

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2004        0.920           1.029               6,322,143
                                                               2003        0.690           0.920               6,679,967

   Growth Fund -- Class 2 Shares (11/99).....................  2004        0.975           1.082               8,773,906
                                                               2003        0.723           0.975               8,937,082

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2004        1.176           1.280               9,428,394
                                                               2003        0.901           1.176               9,670,875

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99).........  2004        0.795           0.874               1,611,705
                                                               2003        0.588           0.795               1,673,524

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2004        1.043           1.158                 818,408
                                                               2003        0.845           1.043                 528,951

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.448           1.781                 108,300
                                                               2003        1.000           1.448                  27,124

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        0.931           1.088               1,356,406
                                                               2003        0.714           0.931               1,285,352

   Templeton Growth Securities Fund -- Class 2 Shares (7/02).  2004        1.032           1.180                   3,125
                                                               2003        0.792           1.032                      --
                                                               2002        0.832           0.792                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2004        0.970           1.040               6,040,306
                                                               2003        0.789           0.970               5,893,048

   Diversified Strategic Income Portfolio (11/99)...........   2004        1.174           1.235               1,847,806
                                                               2003        1.065           1.174               1,695,778

   Equity Index Portfolio -- Class II Shares (11/99).........  2004        0.795           0.864               2,010,098
                                                               2003        0.631           0.795               1,910,575

   Fundamental Value Portfolio (12/99)......................   2004        1.221           1.303               6,397,421
                                                               2003        0.893           1.221               6,391,317

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2004        0.378           0.449               1,891,222
                                                               2003        0.284           0.378               1,971,237

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.336           1.513                  69,839
                                                               2003        1.000           1.336                  32,469

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.244           1.382                 201,079
                                                               2003        1.000           1.244                  64,093

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.260           1.541                 198,486
                                                               2003        1.000           1.260                 149,364

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.210                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.068           1.208                  46,761
                                                               2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2004        1.048           1.125                 837,880
                                                               2003        1.000           1.048                 245,014

   Total Return Portfolio -- Administrative Class (5/01).....  2004        1.173           1.213               5,959,397
                                                               2003        1.132           1.173               5,042,843

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.882           1.011                 150,938
                                                               2003        0.696           0.882                 153,350

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2004        1.294           1.611                 356,645
                                                               2003        0.877           1.294                 344,427

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2004        1.226           1.309               2,736,840
                                                               2003        0.894           1.226               2,762,940

   Investors Fund -- Class I (11/99).........................  2004        1.095           1.191               1,637,036
                                                               2003        0.839           1.095               1,478,433

   Small Cap Growth Fund -- Class I (11/99)..................  2004        1.136           1.290                 640,455
                                                               2003        0.774           1.136                 629,419

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        0.794           0.809                 240,763
                                                               2003        0.652           0.794                 159,849

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
   Smith Barney Premier Selections All Cap Growth              2004        0.855           0.868                 294,476
   Portfolio (5/01).........................................
                                                               2003        0.646           0.855                 304,336

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.376           1.447               2,624,019
                                                               2003        1.061           1.376                 995,800
                                                               2002        1.000           1.061                  13,385

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.249           1.293               1,551,664
                                                               2003        1.038           1.249                 764,994
                                                               2002        1.000           1.038                 157,954

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.394           1.515                 414,942
                                                               2003        1.074           1.394                  51,838
                                                               2002        1.000           1.074                  17,608

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.360           1.432                 345,792
                                                               2003        1.069           1.360                 344,365
                                                               2002        1.000           1.069                  33,985

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2004        1.102           1.194               1,883,743
                                                               2003        0.852           1.102               1,882,544

   Large Cap Portfolio (11/99)..............................   2004        0.686           0.720               2,092,587
                                                               2003        0.558           0.686               2,172,648

   Lazard International Stock Portfolio (8/02)..............   2004        1.073           1.224                 123,522
                                                               2003        0.846           1.073                  76,847

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2004        0.666           0.761                 732,906
                                                               2003        0.558           0.666                 740,731

   MFS Emerging Growth Portfolio (11/99)....................   2004        0.586           0.652               1,482,656
                                                               2003        0.460           0.586               1,639,604

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
   MFS Value Portfolio (5/04)...............................   2004        0.973           1.122                      --

   Pioneer Fund Portfolio (5/03)............................   2004        1.217           1.333                  12,705
                                                               2003        1.000           1.217                   1,061

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2004        0.827           0.869               2,370,045
                                                               2003        0.649           0.827               2,463,743

   MFS Total Return Portfolio (11/99).......................   2004        1.216           1.337               5,740,656
                                                               2003        1.058           1.216               5,765,761

   Pioneer Strategic Income Portfolio (5/04)................   2004        0.983           1.096                  10,501

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.999           0.997               1,239,228
                                                               2003        1.000           0.999                  17,941

   Smith Barney Aggressive Growth Portfolio (11/99).........   2004        1.150           1.247               8,349,729
                                                               2003        0.867           1.150               8,530,069

   Smith Barney High Income Portfolio (11/99)...............   2004        1.049           1.143               1,909,111
                                                               2003        0.834           1.049               1,906,382

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2004        0.931           0.922               4,779,482
                                                               2003        0.640           0.931               4,986,323

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2004        1.234           1.344               1,938,516
                                                               2003        0.964           1.234               2,233,467

   Smith Barney Money Market Portfolio (11/99)..............   2004        1.066           1.060               2,813,069
                                                               2003        1.074           1.066               3,392,033

   Strategic Equity Portfolio (11/99).......................   2004        0.668           0.726               2,426,868
                                                               2003        0.511           0.668               2,656,535

   Travelers Managed Income Portfolio (11/99)...............   2004        1.199           1.216               2,040,964
                                                               2003        1.121           1.199               2,324,626

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
   Van Kampen Enterprise Portfolio (11/99)..................   2004        0.645           0.661                 790,636
                                                               2003        0.521           0.645                 824,262

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2004        0.673           0.710               2,862,877
                                                               2003        0.536           0.673               3,368,026

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)..........................................  2004        0.970           1.106                 424,074
                                                               2003        0.693           0.970                 209,065

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2004        1.023           1.163               1,928,848
                                                               2003        0.808           1.023               1,831,279

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2004        1.168           1.436                 526,081
                                                               2003        0.857           1.168                 246,983

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2004        1.186           1.315                   4,145
                                                               2003        1.000           1.186                      --

   Growth Fund -- Class 2 Shares (11/99).....................  2004        1.148           1.261                  23,636
                                                               2003        1.000           1.148                      --

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2004        1.145           1.235                   6,576
                                                               2003        1.000           1.145                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99).........  2004        1.191           1.297                   2,012
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2004        1.116           1.228                      --
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.261           1.537                   2,013
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        1.174           1.359                   2,118
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund -- Class 2 Shares (7/02).  2004        1.160           1.315                      --
                                                               2003        1.000           1.160                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2004        1.118           1.188                  32,527
                                                               2003        1.000           1.118                      --

   Diversified Strategic Income Portfolio (11/99)...........   2004        1.056           1.101                   2,754
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio -- Class II Shares (11/99)........   2004        1.129           1.215                      --
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (12/99)......................   2004        1.167           1.234                  34,333
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2004        1.140           1.342                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.139           1.253                  17,389
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.155           1.399                   4,197
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.073           1.197                      --
                                                               2003        0.996           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.066           1.195                   4,448
                                                               2003        1.016           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.045           1.111                   9,080
                                                               2003        1.000           1.045                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
   Total Return Portfolio -- Administrative Class (5/01).....  2004        1.023           1.048                  14,843
                                                               2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund -- Class I (11/99).........................  2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund -- Class I (11/99)..................  2004        1.235           1.389                      --
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        1.100           1.111                  18,420
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2004        1.150           1.156                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.128           1.174                  32,596
                                                               2003        1.000           1.128                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.088           1.116                      --
                                                               2003        1.000           1.088                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.139           1.226                      --
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.121           1.169                      --
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2004        1.131           1.214                   2,409
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (11/99)..............................   2004        1.122           1.168                   2,527
                                                               2003        1.000           1.122                      --

   Lazard International Stock Portfolio (8/02)..............   2004        1.157           1.308                      --
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2004        1.088           1.232                      --
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (11/99)....................   2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

   MFS Value Portfolio (5/04)...............................   2004        0.972           1.115                     233

   Pioneer Fund Portfolio (5/03)............................   2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2004        1.135           1.181                      --
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (11/99).......................   2004        1.077           1.173                      --
                                                               2003        1.000           1.077                      --

   Pioneer Strategic Income Portfolio (5/04)................   2004        0.982           1.089                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.997           0.985                  21,345
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99).........   2004        1.135           1.219                  19,728
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (11/99)...............   2004        1.100           1.187                      --
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2004        1.167           1.144                  17,873
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2004        1.157           1.248                      --
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (11/99)..............   2004        0.993           0.978                      --
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (11/99).......................   2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

   Travelers Managed Income Portfolio (11/99)...............   2004        1.028           1.033                  23,953
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (11/99)..................   2004        1.127           1.144                      --
                                                               2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99).......  2004        1.114           1.165                      --
                                                               2003        1.000           1.114                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        1.233           1.393                      --
                                                               2003        1.000           1.233                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------   --------------     ------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99)..........  2004        1.140           1.284                      --
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)...............  2004        1.197           1.457                      --
                                                               2003        1.000           1.197                      --


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

                                   APPENDIX C

-------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Condensed Financial Information
                        Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
            --------------------------------------------------------------------
Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

L-19986                                                             May 2, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                            PIONEER ANNUISTAR(SM) FLEX





                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 2, 2005


                                       FOR


           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY....................................................      2
PRINCIPAL UNDERWRITER....................................................      2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................      2
VALUATION OF ASSETS......................................................      3
FEDERAL TAX CONSIDERATIONS...............................................      4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................      7
CONDENSED FINANCIAL INFORMATION..........................................      8
FINANCIAL STATEMENTS.....................................................    F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

         o        The Travelers Insurance Company ("TIC")
         o        The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Nine for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut.

TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

                                ($ in thousands)

--------------------------------------------------------------------------------
                           UNDERWRITING COMMISSIONS       AMOUNT OF UNDERWRITING
                                 PAID TO TDLLC                 COMMISSIONS
YEAR                            BY THE COMPANY              RETAINED BY TDLLC
--------------------------------------------------------------------------------
2004                               $132,410                       $0
--------------------------------------------------------------------------------
2003                                $73,223                       $0
--------------------------------------------------------------------------------
2002                                $88,393                       $0
--------------------------------------------------------------------------------



                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent registered public accounting firm to examine and report on the fund's financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

ANNUAL REPORT
DECEMBER 31, 2004

                      THE TRAVELERS SEPARATE ACCOUNT NINE
                      FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                HIGH
                                           CAPITAL              YIELD                MANAGED              MONEY
                                        APPRECIATION            BOND                 ASSETS               MARKET
                                            FUND                TRUST                 TRUST             PORTFOLIO
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $  197,739           $  115,418           $   49,072           $1,411,260

  Receivables:
    Dividends ................                   --                   --                   --                1,302
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              197,739              115,418               49,072            1,412,562
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  197,739           $  115,418           $   49,072           $1,412,562
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           AIM V.I.
                                           CAPITAL             AIM V.I.             AIM V.I.        ALLIANCEBERNSTEIN
                                        APPRECIATION           MID CAP              PREMIER             GROWTH AND
                                           FUND -            CORE EQUITY             EQUITY               INCOME
                                           SERIES               FUND -               FUND -            PORTFOLIO -
                                             II               SERIES II             SERIES I             CLASS B
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $  648,612           $  247,308           $  247,890           $2,372,500

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              648,612              247,308              247,890            2,372,500
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  648,612           $  247,308           $  247,890           $2,372,500
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                             CREDIT
                           GLOBAL                                                            SUISSE               DELAWARE
ALLIANCEBERNSTEIN          GROWTH               GROWTH             GROWTH-INCOME             TRUST                VIP REIT
 PREMIER GROWTH            FUND -               FUND -                FUND -                EMERGING              SERIES -
   PORTFOLIO -            CLASS 2              CLASS 2                CLASS 2               MARKETS               STANDARD
     CLASS B               SHARES               SHARES                SHARES               PORTFOLIO               CLASS
-----------------       -----------           -----------           -----------           -----------           -----------
  $ 1,581,549           $13,185,538           $40,569,657           $49,617,930           $    14,958           $ 1,634,662

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

    1,581,549            13,185,538            40,569,657            49,617,930                14,958             1,634,662
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 1,581,549           $13,185,538           $40,569,657           $49,617,930           $    14,958           $ 1,634,662
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    FRANKLIN
                                                             DREYFUS VIF             RISING              FRANKLIN
                                         DREYFUS VIF          DEVELOPING           DIVIDENDS              SMALL
                                        APPRECIATION           LEADERS             SECURITIES              CAP
                                         PORTFOLIO -         PORTFOLIO -             FUND -               FUND -
                                           INITIAL             INITIAL              CLASS 2              CLASS 2
                                           SHARES               SHARES               SHARES               SHARES
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $  350,972           $  209,950           $1,890,200           $5,475,119

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              350,972              209,950            1,890,200            5,475,119
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  350,972           $  209,950           $1,890,200           $5,475,119
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         TEMPLETON
     MUTUAL              DEVELOPING           TEMPLETON              TEMPLETON
     SHARES               MARKETS              FOREIGN                GROWTH
   SECURITIES            SECURITIES           SECURITIES            SECURITIES                                  DIVERSIFIED
     FUND -                FUND -               FUND -                FUND -                                     STRATEGIC
     CLASS 2              CLASS 2              CLASS 2                CLASS 2            APPRECIATION              INCOME
     SHARES                SHARES               SHARES                SHARES               PORTFOLIO             PORTFOLIO
  -----------           -----------           -----------           -----------           -----------           -----------
  $ 7,367,439           $ 2,832,574           $10,592,209           $ 2,226,911           $17,928,774           $12,349,645

           --                    --                    --                    --                    --                   -0-
  -----------           -----------           -----------           -----------           -----------           -----------

    7,367,439             2,832,574            10,592,209             2,226,911            17,928,774            12,349,645
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 7,367,439           $ 2,832,574           $10,592,209           $ 2,226,911           $17,928,774           $12,349,645
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                       SALOMON              SALOMON
                                                                                       BROTHERS             BROTHERS
                                                                                       VARIABLE             VARIABLE
                                            EQUITY                                    AGGRESSIVE           AGGRESSIVE
                                             INDEX                                      GROWTH               GROWTH
                                          PORTFOLIO -          FUNDAMENTAL              FUND -               FUND -
                                           CLASS II               VALUE                CLASS I              CLASS II
                                            SHARES              PORTFOLIO               SHARES               SHARES
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $ 9,274,023           $31,169,763           $   762,404           $ 1,133,633

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             9,274,023            31,169,763               762,404             1,133,633
                                         -----------           -----------           -----------           -----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 9,274,023           $31,169,763           $   762,404           $ 1,133,633
                                         ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     SALOMON
    BROTHERS
    VARIABLE                                   GLOBAL                                    MID
    GROWTH &                                    LIFE               GLOBAL                CAP               WORLDWIDE
     INCOME              BALANCED             SCIENCES           TECHNOLOGY             GROWTH               GROWTH
     FUND -            PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
     CLASS I             SERVICE              SERVICE              SERVICE             SERVICE              SERVICE
     SHARES               SHARES               SHARES              SHARES               SHARES               SHARES
  ----------           ----------           ----------           ----------           ----------           ----------
  $  197,944           $1,285,669           $   13,097           $   98,732           $1,026,184           $   65,594

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     197,944            1,285,669               13,097               98,732            1,026,184               65,594
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  197,944           $1,285,669           $   13,097           $   98,732           $1,026,184           $   65,594
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                          MERRILL
                                                                                                          LYNCH
                                                                                                          GLOBAL
                                           LAZARD               GROWTH                                  ALLOCATION
                                         RETIREMENT              AND                 MID-CAP               V.I.
                                          SMALL CAP             INCOME                VALUE               FUND -
                                          PORTFOLIO           PORTFOLIO             PORTFOLIO           CLASS III
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $2,694,727           $3,843,295           $4,489,483           $  553,689

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            2,694,727            3,843,295            4,489,483              553,689
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $2,694,727           $3,843,295           $4,489,483           $  553,689
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     MERRILL
      LYNCH             OPPENHEIMER           OPPENHEIMER           OPPENHEIMER
      VALUE               CAPITAL                GLOBAL                MAIN                   REAL                 TOTAL
  OPPORTUNITIES         APPRECIATION           SECURITIES             STREET                 RETURN                RETURN
      V.I.               FUND/VA -             FUND/VA -             FUND/VA -            PORTFOLIO -           PORTFOLIO -
     FUND -               SERVICE               SERVICE               SERVICE            ADMINISTRATIVE        ADMINISTRATIVE
    CLASS III              SHARES                SHARES               SHARES                 CLASS                 CLASS
  -----------           -----------           -----------           -----------           -----------           -----------
  $ 1,714,356           $   782,558           $ 1,028,152           $    88,415           $ 9,448,069           $46,765,029

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

    1,714,356               782,558             1,028,152                88,415             9,448,069            46,765,029
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 1,714,356           $   782,558           $ 1,028,152           $    88,415           $ 9,448,069           $46,765,029
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           PIONEER                              PIONEER           PIONEER
                                           AMERICA           PIONEER            EMERGING           EQUITY
                                           INCOME            BALANCED           MARKETS            INCOME
                                             VCT               VCT                VCT               VCT
                                         PORTFOLIO -       PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                          CLASS II           CLASS II           CLASS II          CLASS II
                                           SHARES             SHARES             SHARES            SHARES
                                         --------           --------           --------           --------
ASSETS:
  Investments at market value:           $687,298           $319,215           $258,045           $977,422

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                         --------           --------           --------           --------

      Total Assets ...........            687,298            319,215            258,045            977,422
                                         --------           --------           --------           --------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                         --------           --------           --------           --------

NET ASSETS:                              $687,298           $319,215           $258,045           $977,422
                                         ========           ========           ========           ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                            PIONEER
                                             PIONEER              PIONEER               PIONEER               MID
    PIONEER             PIONEER               GROWTH               HIGH              INTERNATIONAL            CAP
    EUROPE                FUND                SHARES               YIELD                 VALUE               VALUE
      VCT                 VCT                  VCT                  VCT                   VCT                 VCT
  PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -           PORTFOLIO -         PORTFOLIO -
   CLASS II             CLASS II             CLASS II            CLASS II               CLASS II            CLASS II
    SHARES               SHARES               SHARES              SHARES                 SHARES              SHARES
  ----------           ----------           ----------           ----------           ----------           ----------
  $   62,086           $1,160,018           $  107,184           $1,482,006           $  231,816           $  739,311

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

      62,086            1,160,018              107,184            1,482,006              231,816              739,311
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $   62,086           $1,160,018           $  107,184           $1,482,006           $  231,816           $  739,311
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          PIONEER                           PIONEER PAPP
                                         OAK RIDGE          PIONEER            SMALL &            PIONEER
                                         LARGE CAP            PAPP             MID CAP          REAL ESTATE
                                          GROWTH        AMERICA-PACIFIC         GROWTH             SHARES
                                            VCT             RIM FUND             VCT                VCT
                                        PORTFOLIO -          VCT -           PORTFOLIO -        PORTFOLIO -
                                         CLASS II           CLASS II           CLASS II           CLASS II
                                          SHARES             SHARES             SHARES             SHARES
                                         --------           --------           --------           --------
ASSETS:
  Investments at market value:           $ 99,906           $101,445           $318,161           $342,665

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                         --------           --------           --------           --------

      Total Assets ...........             99,906            101,445            318,161            342,665
                                         --------           --------           --------           --------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                         --------           --------           --------           --------

NET ASSETS:                              $ 99,906           $101,445           $318,161           $342,665
                                         ========           ========           ========           ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PIONEER              PIONEER
    PIONEER               SMALL              STRATEGIC             PIONEER            PUTNAM VT            PUTNAM VT
   SMALL CAP             COMPANY               INCOME               VALUE             DISCOVERY          INTERNATIONAL
   VALUE VCT               VCT                  VCT                  VCT                GROWTH               EQUITY
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -            FUND -               FUND -
   CLASS II              CLASS II             CLASS II            CLASS II             CLASS IB             CLASS IB
    SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
  ----------           ----------           ----------           ----------           ----------           ----------
  $  208,424           $   44,130           $1,286,158           $  538,888           $  162,687           $1,688,297

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     208,424               44,130            1,286,158              538,888              162,687            1,688,297
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  208,424           $   44,130           $1,286,158           $  538,888           $  162,687           $1,688,297
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           PUTNAM VT
                                           SMALL CAP
                                             VALUE                                                          LARGE CAP
                                            FUND -              ALL CAP               INVESTORS               GROWTH
                                           CLASS IB             FUND -                  FUND -                FUND -
                                            SHARES              CLASS I                CLASS I               CLASS I
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $ 4,167,098           $11,119,479           $ 5,759,743           $   381,456

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             4,167,098            11,119,479             5,759,743               381,456
                                         -----------           -----------           -----------           -----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 4,167,098           $11,119,479           $ 5,759,743           $   381,456
                                         ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                        SMITH                                     MULTIPLE
                                                                       BARNEY               MULTIPLE             DISCIPLINE
                                                 SMITH                 PREMIER             DISCIPLINE           PORTFOLIO -
    SMALL CAP              TOTAL                 BARNEY              SELECTIONS           PORTFOLIO -             BALANCED
     GROWTH                RETURN               DIVIDEND               ALL CAP              ALL CAP               ALL CAP
     FUND -                FUND -               STRATEGY               GROWTH                GROWTH                GROWTH
     CLASS I              CLASS II             PORTFOLIO              PORTFOLIO            AND VALUE             AND VALUE
  -----------           -----------           -----------           -----------           -----------           -----------
  $ 3,446,756           $   269,476           $ 2,062,835           $   200,670           $50,014,029           $47,019,641

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

    3,446,756               269,476             2,062,835               200,670            50,014,029            47,019,641
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 3,446,756           $   269,476           $ 2,062,835           $   200,670           $50,014,029           $47,019,641
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          MULTIPLE
                                         DISCIPLINE              MULTIPLE
                                         PORTFOLIO -            DISCIPLINE
                                           GLOBAL              PORTFOLIO -                                 DISCIPLINED
                                           ALL CAP              LARGE CAP            CONVERTIBLE             MID CAP
                                           GROWTH                 GROWTH              SECURITIES              STOCK
                                          AND VALUE             AND VALUE             PORTFOLIO             PORTFOLIO
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $12,459,512           $ 7,304,191           $ 4,303,023           $   565,151

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........            12,459,512             7,304,191             4,303,023               565,151
                                         -----------           -----------           -----------           -----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $12,459,512           $ 7,304,191           $ 4,303,023           $   565,151
                                         ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                 MERRILL
                                                                                             LAZARD               LYNCH
     EQUITY              FEDERATED             FEDERATED                                 INTERNATIONAL          LARGE CAP
     INCOME              HIGH YIELD              STOCK               LARGE CAP               STOCK                 CORE
   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
  -----------           -----------           -----------           -----------           -----------           -----------
  $12,933,921           $   785,620           $   643,321           $ 2,660,288           $ 3,070,336           $ 1,669,534

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

   12,933,921               785,620               643,321             2,660,288             3,070,336             1,669,534
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $12,933,921           $   785,620           $   643,321           $ 2,660,288           $ 3,070,336           $ 1,669,534
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             MFS                 MFS
                                          EMERGING             MID CAP                                   PIONEER
                                           GROWTH               GROWTH              MFS VALUE              FUND
                                          PORTFOLIO           PORTFOLIO             PORTFOLIO           PORTFOLIO
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $1,687,448           $  608,037           $  579,022           $1,270,687

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            1,687,448              608,037              579,022            1,270,687
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $1,687,448           $  608,037           $  579,022           $1,270,687
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     SOCIAL              TRAVELERS               U.S.                   AIM                   MFS                 PIONEER
    AWARENESS             QUALITY             GOVERNMENT              CAPITAL                TOTAL               STRATEGIC
      STOCK                 BOND              SECURITIES           APPRECIATION              RETURN                INCOME
    PORTFOLIO            PORTFOLIO            PORTFOLIO              PORTFOLIO             PORTFOLIO             PORTFOLIO
  -----------           -----------           -----------           -----------           -----------           -----------
  $    43,609           $ 1,248,695           $    67,860           $ 1,906,092           $35,333,225           $ 2,844,986

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

       43,609             1,248,695                67,860             1,906,092            35,333,225             2,844,986
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $    43,609           $ 1,248,695           $    67,860           $ 1,906,092           $35,333,225           $ 2,844,986
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SB
                                          ADJUSTABLE                                                          SMITH
                                             RATE                 SMITH                                       BARNEY
                                            INCOME                BARNEY                SMITH             INTERNATIONAL
                                          PORTFOLIO -           AGGRESSIVE              BARNEY               ALL CAP
                                            CLASS I               GROWTH             HIGH INCOME              GROWTH
                                            SHARES              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $ 3,482,837           $39,318,679           $17,383,031           $   220,849

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             3,482,837            39,318,679            17,383,031               220,849
                                         -----------           -----------           -----------           -----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 3,482,837           $39,318,679           $17,383,031           $   220,849
                                         ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                           SMITH
      SMITH                BARNEY                SMITH                 SMITH
     BARNEY                LARGE                 BARNEY                BARNEY                                    TRAVELERS
    LARGE CAP          CAPITALIZATION           MID CAP                MONEY               STRATEGIC              MANAGED
      VALUE                GROWTH                 CORE                MARKET                 EQUITY                INCOME
    PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
  -----------           -----------           -----------           -----------           -----------           -----------
  $ 1,023,172           $11,985,812           $ 9,206,298           $12,908,324           $ 1,291,240           $15,286,938

           --                    --                    --                10,091                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

    1,023,172            11,985,812             9,206,298            12,918,415             1,291,240            15,286,938
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 1,023,172           $11,985,812           $ 9,206,298           $12,918,415           $ 1,291,240           $15,286,938
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    EMERGING
                                             VAN               COMSTOCK              GROWTH             ENTERPRISE
                                           KAMPEN            PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                         ENTERPRISE            CLASS II             CLASS I              CLASS II
                                          PORTFOLIO             SHARES               SHARES               SHARES
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $  601,447           $1,247,849           $1,009,026           $    3,895

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              601,447            1,247,849            1,009,026                3,895
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  601,447           $1,247,849           $1,009,026           $    3,895
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH                                                              DYNAMIC
     BARNEY                                                              CAPITAL
    SMALL CAP                                   CONTRAFUND(R)          APPRECIATION             MID CAP
     GROWTH               CONTRAFUND(R)          PORTFOLIO -            PORTFOLIO -           PORTFOLIO -
  OPPORTUNITIES           PORTFOLIO -              SERVICE               SERVICE                SERVICE
    PORTFOLIO            SERVICE CLASS             CLASS 2               CLASS 2                CLASS 2                COMBINED
  ------------           ------------           ------------           ------------           ------------           ------------
  $  3,059,979           $ 12,285,193           $  1,673,372           $    158,493           $ 13,567,145           $662,507,184

            --                     --                     --                     --                     --                 11,393
  ------------           ------------           ------------           ------------           ------------           ------------

     3,059,979             12,285,193              1,673,372                158,493             13,567,145            662,518,577
  ------------           ------------           ------------           ------------           ------------           ------------

            --                     --                     --                     --                     --                     --
  ------------           ------------           ------------           ------------           ------------           ------------

  $  3,059,979           $ 12,285,193           $  1,673,372           $    158,493           $ 13,567,145           $662,518,577
  ============           ============           ============           ============           ============           ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         CAPITAL
                                                      APPRECIATION       HIGH YIELD         MANAGED         MONEY MARKET
                                                          FUND           BOND TRUST       ASSETS TRUST       PORTFOLIO
                                                        --------         ----------       ------------       ---------
INVESTMENT INCOME:
  Dividends ...................................         $     --          $  7,517          $  1,094          $  7,419
                                                        --------          --------          --------          --------

EXPENSES:
  Insurance charges ...........................            2,579               492                92            10,857
  Administrative fees .........................              194                40                 8               858
                                                        --------          --------          --------          --------

    Total expenses ............................            2,773               532               100            11,715
                                                        --------          --------          --------          --------

      Net investment income (loss) ............           (2,773)            6,985               994            (4,296)
                                                        --------          --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                 5               405                --
    Realized gain (loss) on sale of investments              806                12                 1                --
                                                        --------          --------          --------          --------

      Realized gain (loss) ....................              806                17               406                --
                                                        --------          --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................           27,220            (3,237)             (545)               --
                                                        --------          --------          --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................         $ 25,253          $  3,765          $    855          $ (4,296)
                                                        ========          ========          ========          ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              ALLIANCEBERNSTEIN
AIM V.I. CAPITAL     AIM V.I. MID CAP     AIM V.I. PREMIER         GROWTH          ALLIANCEBERNSTEIN      GLOBAL GROWTH
  APPRECIATION          CORE EQUITY            EQUITY            AND INCOME          PREMIER GROWTH       FUND - CLASS 2
FUND - SERIES II     FUND - SERIES II     FUND - SERIES I    PORTFOLIO - CLASS B  PORTFOLIO - CLASS B         SHARES
----------------     ----------------     ---------------    -------------------  -------------------         ------
  $        --          $        52          $     1,121          $    11,869          $        --          $    26,388
  -----------          -----------          -----------          -----------          -----------          -----------

        4,079                2,019                3,644               29,027               17,002              117,887
          304                  148                  366                2,507                1,765               10,335
  -----------          -----------          -----------          -----------          -----------          -----------

        4,383                2,167                4,010               31,534               18,767              128,222
  -----------          -----------          -----------          -----------          -----------          -----------

       (4,383)              (2,115)              (2,889)             (19,665)             (18,767)            (101,834)
  -----------          -----------          -----------          -----------          -----------          -----------

           --               10,512                   --                   --                   --                   --
          874                  (77)               4,797                6,942              (34,928)               5,003
  -----------          -----------          -----------          -----------          -----------          -----------

          874               10,435                4,797                6,942              (34,928)               5,003
  -----------          -----------          -----------          -----------          -----------          -----------

       45,759                6,612                8,141              187,472              152,075            1,236,857
  -----------          -----------          -----------          -----------          -----------          -----------

  $    42,250          $    14,932          $    10,049          $   174,749          $    98,380          $ 1,140,026
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                     CREDIT
                                                                                                     SUISSE              DELAWARE
                                                           GROWTH                                    TRUST               VIP REIT
                                                           FUND -           GROWTH-INCOME           EMERGING              SERIES
                                                           CLASS 2          FUND - CLASS 2          MARKETS             - STANDARD
                                                           SHARES               SHARES             PORTFOLIO              CLASS
                                                        -----------          -----------          -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $    56,745          $   371,200          $        38          $    17,351
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................             389,747              510,102                  212               20,756
  Administrative fees .........................              33,442               44,041                   19                1,628
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................             423,189              554,143                  231               22,384
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............            (366,444)            (182,943)                (193)              (5,033)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --               17,978
    Realized gain (loss) on sale of investments               2,343               13,670                  145                7,277
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................               2,343               13,670                  145               25,255
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           3,666,366            3,373,813                2,498              303,851
                                                        -----------          -----------          -----------          -----------

  Net increase (decrease) in net assets
    resulting from operations .................         $ 3,302,265          $ 3,204,540          $     2,450          $   324,073
                                                        ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                         FRANKLIN                                                TEMPLETON
                     DREYFUS VIF          RISING            FRANKLIN            MUTUAL           DEVELOPING
  DREYFUS VIF         DEVELOPING        DIVIDENDS             SMALL             SHARES            MARKETS
 APPRECIATION          LEADERS          SECURITIES         CAP FUND -         SECURITIES         SECURITIES
  PORTFOLIO -        PORTFOLIO -       FUND - CLASS          CLASS 2        FUND - CLASS 2      FUND - CLASS
INITIAL SHARES     INITIAL SHARES        2 SHARES            SHARES             SHARES            2 SHARES
--------------     --------------        --------            ------         --------------        --------
  $   5,776          $     393          $   1,108          $      --          $  31,589          $  21,616
  ---------          ---------          ---------          ---------          ---------          ---------

      5,812              2,308             11,171             57,903             78,765             24,416
        473                187                806              5,033              6,632              1,971
  ---------          ---------          ---------          ---------          ---------          ---------

      6,285              2,495             11,977             62,936             85,397             26,387
  ---------          ---------          ---------          ---------          ---------          ---------

       (509)            (2,102)           (10,869)           (62,936)           (53,808)            (4,771)
  ---------          ---------          ---------          ---------          ---------          ---------

         --                 --              2,182                 --                 --                 --
        914              2,068                461              1,199              7,443              2,933
  ---------          ---------          ---------          ---------          ---------          ---------

        914              2,068              2,643              1,199              7,443              2,933
  ---------          ---------          ---------          ---------          ---------          ---------

      7,313             15,405            111,896            483,305            624,098            410,308
  ---------          ---------          ---------          ---------          ---------          ---------

  $   7,718          $  15,371          $ 103,670          $ 421,568          $ 577,733          $ 408,470
  =========          =========          =========          =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         TEMPLETON
                                                          FOREIGN            TEMPLETON
                                                        SECURITIES             GROWTH                                  DIVERSIFIED
                                                          FUND -             SECURITIES                                 STRATEGIC
                                                          CLASS 2           FUND - CLASS         APPRECIATION             INCOME
                                                          SHARES              2 SHARES            PORTFOLIO             PORTFOLIO
                                                        -----------          -----------          -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $    53,991          $    10,066          $   189,603          $   586,225
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              99,631               20,931              221,745              140,198
  Administrative fees .........................               8,586                1,603               19,521               12,530
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................             108,217               22,534              241,266              152,728
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............             (54,226)             (12,468)             (51,663)             433,497
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments               7,403                3,377               13,785                1,802
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................               7,403                3,377               13,785                1,802
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           1,238,171              208,761            1,071,819               59,130
                                                        -----------          -----------          -----------          -----------

  Net increase (decrease) in net assets
    resulting from operations .................         $ 1,191,348          $   199,670          $ 1,033,941          $   494,429
                                                        ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                        SALOMON
                                              SALOMON              SALOMON             BROTHERS
     EQUITY                                   BROTHERS            BROTHERS             VARIABLE
      INDEX                                   VARIABLE            VARIABLE             GROWTH &             BALANCED
    PORTFOLIO          FUNDAMENTAL           AGGRESSIVE          AGGRESSIVE             INCOME             PORTFOLIO -
   - CLASS II             VALUE            GROWTH FUND -        GROWTH FUND -        FUND - CLASS I          SERVICE
     SHARES             PORTFOLIO          CLASS I SHARES      CLASS II SHARES          SHARES               SHARES
  -----------          -----------         --------------      ---------------        -----------          -----------
  $   118,780          $   194,938          $        --          $        --          $     1,728          $    27,543
  -----------          -----------          -----------          -----------          -----------          -----------

      115,886              365,688               12,644                7,956                3,262               21,192
        9,653               31,429                  941                  593                  270                1,822
  -----------          -----------          -----------          -----------          -----------          -----------

      125,539              397,117               13,585                8,549                3,532               23,014
  -----------          -----------          -----------          -----------          -----------          -----------

       (6,759)            (202,179)             (13,585)              (8,549)              (1,804)               4,529
  -----------          -----------          -----------          -----------          -----------          -----------

           --              701,380                   --                   --                   --                   --
       11,285               50,114                  756                  (30)                 874                5,749
  -----------          -----------          -----------          -----------          -----------          -----------

       11,285              751,494                  756                  (30)                 874                5,749
  -----------          -----------          -----------          -----------          -----------          -----------

      633,468            1,075,847               54,164               71,112               12,843               65,143
  -----------          -----------          -----------          -----------          -----------          -----------

  $   637,994          $ 1,625,162          $    41,335          $    62,533          $    11,913          $    75,421
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        GLOBAL LIFE          GLOBAL            MID CAP           WORLDWIDE
                                                         SCIENCES          TECHNOLOGY           GROWTH            GROWTH
                                                        PORTFOLIO -      PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          SERVICE           SERVICE            SERVICE            SERVICE
                                                          SHARES             SHARES             SHARES             SHARES
                                                        ---------          ---------          ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $      --          $      --          $     537
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................               212              1,836             11,832                904
  Administrative fees .........................                18                143              1,178                 78
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................               230              1,979             13,010                982
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............              (230)            (1,979)           (13,010)              (445)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments                63              7,816             (5,436)                42
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................                63              7,816             (5,436)                42
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             1,582             (6,542)           161,489              2,252
                                                        ---------          ---------          ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................         $   1,415          $    (705)         $ 143,043          $   1,849
                                                        =========          =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              MERRILL         OPPENHEIMER
                                                            MERRILL            LYNCH            CAPITAL
   LAZARD              GROWTH                                LYNCH             VALUE          APPRECIATION
 RETIREMENT             AND              MID-CAP       GLOBAL ALLOCATION   OPPORTUNITIES        FUND/VA
  SMALL CAP            INCOME             VALUE            V.I. FUND         V.I. FUND         - SERVICE
  PORTFOLIO          PORTFOLIO          PORTFOLIO         - CLASS III       - CLASS III          SHARES
  ---------          ---------          ---------      -----------------    -----------         ---------
  $      --          $  29,360          $  11,552          $  16,795         $      --          $     315
  ---------          ---------          ---------          ---------         ---------          ---------

     25,761             29,227             37,914              2,839             8,369              5,500
      2,075              2,353              2,991                210               726                441
  ---------          ---------          ---------          ---------         ---------          ---------

     27,836             31,580             40,905              3,049             9,095              5,941
  ---------          ---------          ---------          ---------         ---------          ---------

    (27,836)            (2,220)           (29,353)            13,746            (9,095)            (5,626)
  ---------          ---------          ---------          ---------         ---------          ---------

         --             29,845             58,848                 --           451,862                 --
     10,329              1,444             18,842                395                49                 (4)
  ---------          ---------          ---------          ---------         ---------          ---------

     10,329             31,289             77,690                395           451,911                 (4)
  ---------          ---------          ---------          ---------         ---------          ---------

    261,565            257,916            483,909             26,206          (295,648)            40,337
  ---------          ---------          ---------          ---------         ---------          ---------

  $ 244,058          $ 286,985          $ 532,246          $  40,347         $ 147,168          $  34,707
  =========          =========          =========          =========         =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        OPPENHEIMER
                                                          GLOBAL           OPPENHEIMER
                                                        SECURITIES         MAIN STREET          REAL RETURN        TOTAL RETURN
                                                         FUND/VA -           FUND/VA -          PORTFOLIO -        PORTFOLIO -
                                                          SERVICE            SERVICE          ADMINISTRATIVE      ADMINISTRATIVE
                                                          SHARES              SHARES               CLASS               CLASS
                                                        ----------          ----------          ----------          ----------
INVESTMENT INCOME:
  Dividends ...................................         $    1,497          $       --          $   47,255          $  668,630
                                                        ----------          ----------          ----------          ----------

EXPENSES:
  Insurance charges ...........................              6,367                 397              69,340             594,460
  Administrative fees .........................                484                  30               5,875              52,451
                                                        ----------          ----------          ----------          ----------

    Total expenses ............................              6,851                 427              75,215             646,911
                                                        ----------          ----------          ----------          ----------

      Net investment income (loss) ............             (5,354)               (427)            (27,960)             21,719
                                                        ----------          ----------          ----------          ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --             269,195             656,600
    Realized gain (loss) on sale of investments              1,192                  42               1,700               7,287
                                                        ----------          ----------          ----------          ----------

      Realized gain (loss) ....................              1,192                  42             270,895             663,887
                                                        ----------          ----------          ----------          ----------

    Change in unrealized gain (loss)
      on investments ..........................            115,364               5,029              73,847             378,734
                                                        ----------          ----------          ----------          ----------

  Net increase (decrease) in net assets
    resulting from operations .................         $  111,202          $    4,644          $  316,782          $1,064,340
                                                        ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   PIONEER          PIONEER            PIONEER           PIONEER
   AMERICA          BALANCED           EMERGING          EQUITY           PIONEER          PIONEER
   INCOME             VCT            MARKETS VCT         INCOME            EUROPE          FUND VCT
VCT PORTFOLIO      PORTFOLIO          PORTFOLIO       VCT PORTFOLIO    VCT PORTFOLIO      PORTFOLIO
 - CLASS II        - CLASS II         - CLASS II       - CLASS II        - CLASS II       - CLASS II
   SHARES            SHARES             SHARES           SHARES            SHARES           SHARES
-------------       --------          --------        -------------    -------------       --------
  $  8,996          $  3,903          $    624          $ 10,051         $      8          $  6,586
  --------          --------          --------          --------         --------          --------

     3,927             2,817             2,142             7,131              424            11,337
       303               210               149               527               31               802
  --------          --------          --------          --------         --------          --------

     4,230             3,027             2,291             7,658              455            12,139
  --------          --------          --------          --------         --------          --------

     4,766               876            (1,667)            2,393             (447)           (5,553)
  --------          --------          --------          --------         --------          --------

        --                --                --                --               --                --
       (15)              (14)              731               435               (1)              733
  --------          --------          --------          --------         --------          --------

       (15)              (14)              731               435               (1)              733
  --------          --------          --------          --------         --------          --------

      (314)            6,528            41,197            77,745            7,828            90,923
  --------          --------          --------          --------         --------          --------

  $  4,437          $  7,390          $ 40,261          $ 80,573         $  7,380          $ 86,103
  ========          ========          ========          ========         ========          ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PIONEER                            PIONEER          PIONEER
                                                         GROWTH           PIONEER        INTERNATIONAL       MID CAP
                                                         SHARES          HIGH YIELD        VALUE VCT        VALUE VCT
                                                      VCT PORTFOLIO    VCT PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                       - CLASS II        - CLASS II        - CLASS II       - CLASS II
                                                         SHARES            SHARES            SHARES           SHARES
                                                      -------------    -------------     -------------      ----------
INVESTMENT INCOME:
  Dividends ...................................         $     --          $ 23,442         $     87          $    459
                                                        --------          --------         --------          --------

EXPENSES:
  Insurance charges ...........................              528             9,200            1,097             4,144
  Administrative fees .........................               39               703               88               322
                                                        --------          --------         --------          --------

    Total expenses ............................              567             9,903            1,185             4,466
                                                        --------          --------         --------          --------

      Net investment income (loss) ............             (567)           13,539           (1,098)           (4,007)
                                                        --------          --------         --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --             1,362               --             1,609
    Realized gain (loss) on sale of investments              (37)            2,313              142               355
                                                        --------          --------         --------          --------

      Realized gain (loss) ....................              (37)            3,675              142             1,964
                                                        --------          --------         --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            5,127            30,607           25,698            63,091
                                                        --------          --------         --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................         $  4,523          $ 47,821         $ 24,742          $ 61,048
                                                        ========          ========         ========          ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   PIONEER                            PIONEER                                              PIONEER
  OAK RIDGE                          PAPP SMALL          PIONEER         PIONEER            SMALL
  LARGE CAP        PIONEER PAPP      & MID CAP         REAL ESTATE      SMALL CAP          COMPANY
 GROWTH VCT      AMERICA-PACIFIC     GROWTH VCT        SHARES VCT       VALUE VCT            VCT
  PORTFOLIO          RIM FUND        PORTFOLIO          PORTFOLIO       PORTFOLIO         PORTFOLIO
 - CLASS II        VCT - CLASS       - CLASS II        - CLASS II       - CLASS II        - CLASS II
   SHARES           II SHARES          SHARES            SHARES           SHARES            SHARES
  --------          ---------         --------          --------         --------          --------
  $     --          $     --          $     --          $  3,546         $     --          $     --
  --------          --------          --------          --------         --------          --------

       639               480             1,758             1,538            1,942               116
        44                32               126               115              137                 8
  --------          --------          --------          --------         --------          --------

       683               512             1,884             1,653            2,079               124
  --------          --------          --------          --------         --------          --------

      (683)             (512)           (1,884)            1,893           (2,079)             (124)
  --------          --------          --------          --------         --------          --------

        --                --                --                --               --                --
       (87)               (1)              (63)            1,428              170                 7
  --------          --------          --------          --------         --------          --------

       (87)               (1)              (63)            1,428              170                 7
  --------          --------          --------          --------         --------          --------

     7,040             2,830            11,679            36,193           23,546             1,498
  --------          --------          --------          --------         --------          --------

  $  6,270          $  2,317          $  9,732          $ 39,514         $ 21,637          $  1,381
  ========          ========          ========          ========         ========          ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          PIONEER                            PUTNAM VT
                                                         STRATEGIC         PIONEER           DISCOVERY          PUTNAM VT
                                                          INCOME          VALUE VCT            GROWTH         INTERNATIONAL
                                                       VCT PORTFOLIO      PORTFOLIO            FUND -          EQUITY FUND
                                                        - CLASS II        - CLASS II          CLASS IB          - CLASS IB
                                                          SHARES            SHARES             SHARES             SHARES
                                                        ---------         ---------          ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................         $  25,990         $      71          $      --          $  19,826
                                                        ---------         ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................             9,571             4,320              2,417             24,707
  Administrative fees .........................               688               311                225              2,102
                                                        ---------         ---------          ---------          ---------

    Total expenses ............................            10,259             4,631              2,642             26,809
                                                        ---------         ---------          ---------          ---------

      Net investment income (loss) ............            15,731            (4,560)            (2,642)            (6,983)
                                                        ---------         ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             4,340                56                 --                 --
    Realized gain (loss) on sale of investments               758               695                515             14,419
                                                        ---------         ---------          ---------          ---------

      Realized gain (loss) ....................             5,098               751                515             14,419
                                                        ---------         ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            45,413            41,723             10,964            194,961
                                                        ---------         ---------          ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................         $  66,242         $  37,914          $   8,837          $ 202,397
                                                        =========         =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   PUTNAM VT
   SMALL CAP                                              LARGE CAP          SMALL CAP           TOTAL
  VALUE FUND           ALL CAP          INVESTORS          GROWTH              GROWTH            RETURN
  - CLASS IB            FUND -            FUND -           FUND -              FUND -            FUND -
    SHARES             CLASS I           CLASS I           CLASS I            CLASS I           CLASS II
  ---------          ---------          ---------         ---------          ---------          ---------
  $   9,365          $  56,832          $  80,771         $     651          $      --          $   3,931
  ---------          ---------          ---------         ---------          ---------          ---------

     52,746            146,677             72,305             6,422             40,145              2,585
      4,463             12,571              6,152               483              3,471                183
  ---------          ---------          ---------         ---------          ---------          ---------

     57,209            159,248             78,457             6,905             43,616              2,768
  ---------          ---------          ---------         ---------          ---------          ---------

    (47,844)          (102,416)             2,314            (6,254)           (43,616)             1,163
  ---------          ---------          ---------         ---------          ---------          ---------

         --                 --                 --                --                 --              4,538
     37,340             18,025              5,879               684              5,911                 37
  ---------          ---------          ---------         ---------          ---------          ---------

     37,340             18,025              5,879               684              5,911              4,575
  ---------          ---------          ---------         ---------          ---------          ---------

    710,928            674,744            365,916             2,268            419,180              6,281
  ---------          ---------          ---------         ---------          ---------          ---------

  $ 700,424          $ 590,353          $ 374,109         $  (3,302)         $ 381,475          $  12,019
  =========          =========          =========         =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                SMITH                                    MULTIPLE
                                                                                BARNEY              MULTIPLE            DISCIPLINE
                                                           SMITH               PREMIER             DISCIPLINE          PORTFOLIO -
                                                          BARNEY              SELECTIONS          PORTFOLIO -            BALANCED
                                                         DIVIDEND              ALL CAP              ALL CAP              ALL CAP
                                                         STRATEGY               GROWTH               GROWTH               GROWTH
                                                         PORTFOLIO            PORTFOLIO            AND VALUE            AND VALUE
                                                        -----------          -----------          -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $    19,214          $        --          $   150,187          $   366,285
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              22,842                2,198              448,347              422,536
  Administrative fees .........................               1,987                  204               36,556               35,325
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................              24,829                2,402              484,903              457,861
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              (5,615)              (2,402)            (334,716)             (91,576)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --              178,162              102,862
    Realized gain (loss) on sale of investments               3,389                  430               15,480               14,212
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................               3,389                  430              193,642              117,074
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................              51,164                6,637            2,494,465            1,496,308
                                                        -----------          -----------          -----------          -----------

  Net increase (decrease) in net assets
    resulting from operations .................         $    48,938          $     4,665          $ 2,353,391          $ 1,521,806
                                                        ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

  MULTIPLE
 DISCIPLINE             MULTIPLE
  PORTFOLIO            DISCIPLINE
  - GLOBAL            PORTFOLIO -                              DISCIPLINED
   ALL CAP             LARGE CAP           CONVERTIBLE           MID CAP              EQUITY              FEDERATED
   GROWTH                GROWTH             SECURITIES            STOCK               INCOME              HIGH YIELD
  AND VALUE            AND VALUE            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
  ---------            ---------            ---------           ---------            ---------            ---------
  $  51,905            $  54,188            $  90,575           $   1,450            $ 162,752            $  54,903
  ---------            ---------            ---------           ---------            ---------            ---------

     84,972               66,634               53,662               7,730              153,573               10,517
      7,170                5,533                4,510                 603               13,637                  814
  ---------            ---------            ---------           ---------            ---------            ---------

     92,142               72,167               58,172               8,333              167,210               11,331
  ---------            ---------            ---------           ---------            ---------            ---------

    (40,237)             (17,979)              32,403              (6,883)              (4,458)              43,572
  ---------            ---------            ---------           ---------            ---------            ---------

     39,124               73,107                   --              15,354              514,726                   --
      3,375                6,251                7,206               1,120               29,207                1,579
  ---------            ---------            ---------           ---------            ---------            ---------

     42,499               79,358                7,206              16,474              543,933                1,579
  ---------            ---------            ---------           ---------            ---------            ---------

    807,759              269,900              115,849              56,073              405,971                2,519
  ---------            ---------            ---------           ---------            ---------            ---------

  $ 810,021            $ 331,279            $ 155,458           $  65,664            $ 945,446            $  47,670
  =========            =========            =========           =========            =========            =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                LAZARD
                                                        FEDERATED            LARGE          INTERNATIONAL    MERRILL LYNCH
                                                          STOCK               CAP               STOCK          LARGE CAP
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO      CORE PORTFOLIO
                                                        ---------          ---------          ---------      --------------
INVESTMENT INCOME:
  Dividends ...................................         $   8,908          $  20,596          $  43,269         $   8,513
                                                        ---------          ---------          ---------         ---------

EXPENSES:
  Insurance charges ...........................             9,297             34,646             25,176            20,778
  Administrative fees .........................               761              3,029              2,002             1,911
                                                        ---------          ---------          ---------         ---------

    Total expenses ............................            10,058             37,675             27,178            22,689
                                                        ---------          ---------          ---------         ---------

      Net investment income (loss) ............            (1,150)           (17,079)            16,091           (14,176)
                                                        ---------          ---------          ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments             1,243              1,501              6,399               521
                                                        ---------          ---------          ---------         ---------

      Realized gain (loss) ....................             1,243              1,501              6,399               521
                                                        ---------          ---------          ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................            45,233            132,727            285,938           206,312
                                                        ---------          ---------          ---------         ---------

  Net increase (decrease) in net assets
    resulting from operations .................         $  45,326          $ 117,149          $ 308,428         $ 192,657
                                                        =========          =========          =========         =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     MFS                  MFS                                                          SOCIAL            TRAVELERS
  EMERGING              MID CAP                MFS               PIONEER             AWARENESS            QUALITY
   GROWTH                GROWTH               VALUE                FUND                STOCK                BOND
  PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
  ---------            ---------            ---------           ---------            ---------           ---------
  $      --            $      --            $   6,223           $  11,017            $     302           $  58,971
  ---------            ---------            ---------           ---------            ---------           ---------

     21,673                7,729                1,899              12,074                  263              19,006
      1,937                  590                  158               1,018                   19               1,577
  ---------            ---------            ---------           ---------            ---------           ---------

     23,610                8,319                2,057              13,092                  282              20,583
  ---------            ---------            ---------           ---------            ---------           ---------

    (23,610)              (8,319)               4,166              (2,075)                  20              38,388
  ---------            ---------            ---------           ---------            ---------           ---------

         --                   --                4,770                  --                   --                  --
    (17,062)               1,476                    6                 522                   12              (6,149)
  ---------            ---------            ---------           ---------            ---------           ---------

    (17,062)               1,476                4,776                 522                   12              (6,149)
  ---------            ---------            ---------           ---------            ---------           ---------

    189,201               61,197               23,840              97,397                4,197             (19,033)
  ---------            ---------            ---------           ---------            ---------           ---------

  $ 148,529            $  54,354            $  32,782           $  95,844            $   4,229           $  13,206
  =========            =========            =========           =========            =========           =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           U.S.                 AIM                 MFS             PIONEER
                                                        GOVERNMENT            CAPITAL              TOTAL           STRATEGIC
                                                        SECURITIES          APPRECIATION           RETURN            INCOME
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                        ----------          ----------          ----------         ----------
INVESTMENT INCOME:
  Dividends ...................................         $    2,965          $    2,509          $  906,021         $  181,361
                                                        ----------          ----------          ----------         ----------

EXPENSES:
  Insurance charges ...........................                350              22,640             408,011             16,066
  Administrative fees .........................                 25               1,892              36,086              1,383
                                                        ----------          ----------          ----------         ----------

    Total expenses ............................                375              24,532             444,097             17,449
                                                        ----------          ----------          ----------         ----------

      Net investment income (loss) ............              2,590             (22,023)            461,924            163,912
                                                        ----------          ----------          ----------         ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 33                  --             923,965                 --
    Realized gain (loss) on sale of investments                  7               1,654              18,646              2,547
                                                        ----------          ----------          ----------         ----------

      Realized gain (loss) ....................                 40               1,654             942,611              2,547
                                                        ----------          ----------          ----------         ----------

    Change in unrealized gain (loss)
      on investments ..........................             (1,505)            117,602           1,223,791            (11,677)
                                                        ----------          ----------          ----------         ----------

  Net increase (decrease) in net assets
    resulting from operations .................         $    1,125          $   97,233          $2,628,326         $  154,782
                                                        ==========          ==========          ==========         ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      SB                                                                 SMITH
  ADJUSTABLE                SMITH                  SMITH                 BARNEY                  SMITH               SMITH BARNEY
  RATE INCOME               BARNEY                 BARNEY             INTERNATIONAL              BARNEY                 LARGE
  PORTFOLIO -             AGGRESSIVE                HIGH                 ALL CAP               LARGE CAP            CAPITALIZATION
    CLASS I                 GROWTH                 INCOME                GROWTH                  VALUE                  GROWTH
    SHARES                PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
  -----------            -----------            -----------            -----------            -----------            -----------
  $    36,620            $        --            $ 1,385,349            $     2,196            $    18,710            $    42,949
  -----------            -----------            -----------            -----------            -----------            -----------

       26,374                445,885                215,002                  3,344                 13,198                148,272
        2,106                 39,543                 18,786                    366                  1,470                 12,925
  -----------            -----------            -----------            -----------            -----------            -----------

       28,480                485,428                233,788                  3,710                 14,668                161,197
  -----------            -----------            -----------            -----------            -----------            -----------

        8,140               (485,428)             1,151,561                 (1,514)                 4,042               (118,248)
  -----------            -----------            -----------            -----------            -----------            -----------

           --                145,210                     --                     --                     --                     --
          200                 19,227                 15,131                 (8,051)                (3,847)                31,510
  -----------            -----------            -----------            -----------            -----------            -----------

          200                164,437                 15,131                 (8,051)                (3,847)                31,510
  -----------            -----------            -----------            -----------            -----------            -----------

      (18,603)             2,904,357                (48,037)                45,746                 85,317                176,801
  -----------            -----------            -----------            -----------            -----------            -----------

  $   (10,263)           $ 2,583,366            $ 1,118,655            $    36,181            $    85,512            $    90,063
  ===========            ===========            ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SMITH              SMITH
                                                         BARNEY              BARNEY                              TRAVELERS
                                                         MID CAP             MONEY            STRATEGIC           MANAGED
                                                          CORE               MARKET             EQUITY             INCOME
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        ---------          ---------          ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $  99,561          $  17,466          $ 702,631
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................           110,682            168,365             18,766            186,003
  Administrative fees .........................             9,855             15,868              1,593             16,438
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................           120,537            184,233             20,359            202,441
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............          (120,537)           (84,672)            (2,893)           500,190
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments            24,001                 --             (6,671)              (673)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................            24,001                 --             (6,671)              (673)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           839,263                 --            104,719           (368,626)
                                                        ---------          ---------          ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................         $ 742,727          $ (84,672)         $  95,155          $ 130,891
                                                        =========          =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                  EMERGING                                    SMITH BARNEY
      VAN                  COMSTOCK                GROWTH              ENTERPRISE              SMALL CAP             CONTRAFUND(R)
    KAMPEN               PORTFOLIO -            PORTFOLIO -            PORTFOLIO -               GROWTH              PORTFOLIO -
  ENTERPRISE               CLASS II               CLASS I               CLASS II             OPPORTUNITIES             SERVICE
   PORTFOLIO                SHARES                 SHARES                SHARES                PORTFOLIO                CLASS
  -----------            -----------            -----------            -----------            -----------            -----------
  $     3,225            $     5,303            $        --            $         3            $     2,072            $    11,860
  -----------            -----------            -----------            -----------            -----------            -----------

        7,877                 16,120                 12,848                     71                 32,321                129,823
          676                  1,296                  1,293                      6                  2,875                 10,893
  -----------            -----------            -----------            -----------            -----------            -----------

        8,553                 17,416                 14,141                     77                 35,196                140,716
  -----------            -----------            -----------            -----------            -----------            -----------

       (5,328)               (12,113)               (14,141)                   (74)               (33,124)              (128,856)
  -----------            -----------            -----------            -----------            -----------            -----------

           --                     --                     --                     --                 64,437                     --
      (11,956)                25,591                (16,550)                    14                  8,016                 16,438
  -----------            -----------            -----------            -----------            -----------            -----------

      (11,956)                25,591                (16,550)                    14                 72,453                 16,438
  -----------            -----------            -----------            -----------            -----------            -----------

       38,116                124,033                 80,943                    136                299,377              1,283,606
  -----------            -----------            -----------            -----------            -----------            -----------

  $    20,832            $   137,511            $    50,252            $        76            $   338,706            $ 1,171,188
  ===========            ===========            ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                DYNAMIC
                                                        CONTRAFUND(R)           CAPITAL              MID CAP
                                                        PORTFOLIO -          APPRECIATION          PORTFOLIO
                                                          SERVICE            PORTFOLIO -           - SERVICE
                                                          CLASS 2          SERVICE CLASS 2          CLASS 2             COMBINED
                                                        ------------       ---------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $      1,955         $         --         $         --        $  7,307,244
                                                        ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               21,979                2,588              131,413           7,067,626
  Administrative fees .........................                1,693                  193               11,270             608,915
                                                        ------------         ------------         ------------        ------------

    Total expenses ............................               23,672                2,781              142,683           7,676,541
                                                        ------------         ------------         ------------        ------------

      Net investment income (loss) ............              (21,717)              (2,781)            (142,683)           (369,297)
                                                        ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                   --           4,272,467
    Realized gain (loss) on sale of investments                7,664                   20               26,958             471,712
                                                        ------------         ------------         ------------        ------------

      Realized gain (loss) ....................                7,664                   20               26,958           4,744,179
                                                        ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              175,280                3,840            2,138,990          35,486,422
                                                        ------------         ------------         ------------        ------------

  Net increase (decrease) in net assets
    resulting from operations .................         $    161,227         $      1,079         $  2,023,265        $ 39,861,304
                                                        ============         ============         ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     CAPITAL                                               MANAGED
                                                   APPRECIATION                 HIGH YIELD                  ASSETS
                                                       FUND                     BOND TRUST                  TRUST
                                             -----------------------     -----------------------    ----------------------
                                               2004          2003          2004          2003         2004         2003
                                               ----          ----          ----          ----         ----         ----
OPERATIONS:
  Net investment income (loss) ..........    $  (2,773)    $    (581)    $   6,985     $      --    $     994     $     --
  Realized gain (loss) ..................          806           186            17            --          406           --
  Change in unrealized gain (loss)
    on investments ......................       27,220         8,288        (3,237)           --         (545)          --
                                             ---------     ---------     ---------     ---------    ---------     --------

    Net increase (decrease) in net assets
      resulting from operations .........       25,253         7,893         3,765            --          855           --
                                             ---------     ---------     ---------     ---------    ---------     --------

UNIT TRANSACTIONS:
  Participant purchase payments .........       32,704        75,178       107,444            --       43,117           --
  Participant transfers from other
    funding options .....................       56,656         4,783         4,256            --        5,100           --
  Growth rate intra-fund transfers in ...           --            --            --            --           --           --
  Administrative charges ................           (3)           --            (1)           --           --           --
  Contract surrenders ...................       (6,644)           --           (46)           --           --           --
  Participant transfers to other
    funding options .....................       (2,741)           --            --            --           --           --
  Growth rate intra-fund transfers out ..           --            --            --            --           --           --
  Other payments to participants ........           --            --            --            --           --           --
                                             ---------     ---------     ---------     ---------    ---------     --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       79,972        79,961       111,653            --       48,217           --
                                             ---------     ---------     ---------     ---------    ---------     --------

    Net increase (decrease) in net assets      105,225        87,854       115,418            --       49,072           --

NET ASSETS:
    Beginning of year ...................       92,514         4,660            --            --           --           --
                                             ---------     ---------     ---------     ---------    ---------     --------
    End of year .........................    $ 197,739     $  92,514     $ 115,418     $      --    $  49,072     $     --
                                             =========     =========     =========     =========    =========     ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                  AIM V.I.
                                                                                     AIM V.I.                     MID CAP
                                                                                     CAPITAL                        CORE
                                                        MONEY                      APPRECIATION                    EQUITY
                                                        MARKET                        FUND -                       FUND -
                                                      PORTFOLIO                     SERIES II                    SERIES II
                                             ---------------------------     -----------------------    ---------------------------
                                                 2004            2003            2004        2003           2004            2003
                                                 ----            ----            ----        ----           ----            ----
OPERATIONS:
  Net investment income (loss) ..........    $    (4,296)    $    (4,302)    $    (4,383)    $    (3)   $    (2,115)    $        (1)
  Realized gain (loss) ..................             --              --             874          --         10,435               6
  Change in unrealized gain (loss)
    on investments ......................             --              --          45,759          67          6,612              39
                                             -----------     -----------     -----------     -------    -----------     -----------

    Net increase (decrease) in net assets
      resulting from operations .........         (4,296)         (4,302)         42,250          64         14,932              44
                                             -----------     -----------     -----------     -------    -----------     -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      1,443,708         702,932         537,526       2,000        184,279           1,000
  Participant transfers from other
    funding options .....................        635,120         286,743          67,933          --         51,525              --
  Growth rate intra-fund transfers in ...             --              --              --          --             --              --
  Administrative charges ................           (120)           (121)            (13)         --            (16)             --
  Contract surrenders ...................           (155)        (27,657)           (257)         --             --              --
  Participant transfers to other
    funding options .....................       (970,091)     (1,141,471)           (891)         --         (4,456)             --
  Growth rate intra-fund transfers out ..             --              --              --          --             --              --
  Other payments to participants ........         (8,855)             --              --          --             --              --
                                             -----------     -----------     -----------     -------    -----------     -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,099,607        (179,574)        604,298       2,000        231,332           1,000
                                             -----------     -----------     -----------     -------    -----------     -----------

    Net increase (decrease) in net assets      1,095,311        (183,876)        646,548       2,064        246,264           1,044

NET ASSETS:
    Beginning of year ...................        317,251         501,127           2,064          --          1,044              --
                                             -----------     -----------     -----------     -------    -----------     -----------
    End of year .........................    $ 1,412,562     $   317,251     $   648,612     $ 2,064    $   247,308     $     1,044
                                             ===========     ===========     ===========     =======    ===========     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

           AIM V.I.                      ALLIANCEBERNSTEIN                 ALLIANCEBERNSTEIN                      GLOBAL
           PREMIER                           GROWTH AND                         PREMIER                           GROWTH
            EQUITY                             INCOME                            GROWTH                           FUND -
            FUND -                          PORTFOLIO -                       PORTFOLIO -                        CLASS 2
           SERIES I                           CLASS B                           CLASS B                           SHARES
-----------------------------     -----------------------------     -----------------------------     -----------------------------
     2004             2003             2004             2003             2004             2003             2004             2003
     ----             ----             ----             ----             ----             ----             ----             ----
$     (2,889)    $     (2,379)    $    (19,665)    $     (4,991)    $    (18,767)    $    (11,129)    $   (101,834)    $    (17,576)
       4,797           (1,666)           6,942              117          (34,928)         (44,080)           5,003          (11,752)

       8,141           47,990          187,472          119,085          152,075          208,879        1,236,857          500,066
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

      10,049           43,945          174,749          114,211           98,380          153,670        1,140,026          470,738
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

          --           12,653          386,054          333,014           86,318          131,086        4,578,847        1,109,741

       6,681          155,084          863,799          559,978          521,029           97,307        4,705,546          732,229
          --               --              336               --           10,313               --            7,005               --
         (52)             (66)            (245)             (28)            (365)            (364)            (722)            (257)
     (23,869)          (8,990)         (84,018)          (2,311)         (20,316)         (23,811)        (148,805)         (16,449)

     (26,797)            (570)         (29,114)          (3,819)        (110,484)         (28,297)        (172,744)         (54,102)
          --               --             (336)              --          (10,313)              --           (7,005)              --
      (2,466)              --           (7,561)              --               --          (12,737)         (35,711)         (12,103)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     (46,503)         158,111        1,128,915          886,834          476,182          163,184        8,926,411        1,759,059
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     (36,454)         202,056        1,303,664        1,001,045          574,562          316,854       10,066,437        2,229,797

     284,344           82,288        1,068,836           67,791        1,006,987          690,133        3,119,101          889,304
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$    247,890     $    284,344     $  2,372,500     $  1,068,836     $  1,581,549     $  1,006,987     $ 13,185,538     $  3,119,101
============     ============     ============     ============     ============     ============     ============     ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                   CREDIT
                                                                                                                   SUISSE
                                                      GROWTH                     GROWTH-INCOME                     TRUST
                                                      FUND -                         FUND -                       EMERGING
                                                     CLASS 2                        CLASS 2                       MARKETS
                                                      SHARES                         SHARES                      PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (366,444)  $    (72,925)  $   (182,943)  $      3,656   $       (193)  $       (109)
  Realized gain (loss) ..................         2,343        (32,133)        13,670        (15,207)           145            149
  Change in unrealized gain (loss)
    on investments ......................     3,666,366      1,584,435      3,373,813      2,014,346          2,498          1,996
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,302,265      1,479,377      3,204,540      2,002,795          2,450          2,036
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    12,532,041      4,437,757     14,759,573      5,132,704             --             --
  Participant transfers from other
    funding options .....................    14,416,764      3,761,525     18,208,001      5,012,773          2,843         43,291
  Growth rate intra-fund transfers in ...       104,430             --        578,952             --             --             --
  Administrative charges ................        (2,703)          (916)        (3,349)        (1,061)            (5)            (4)
  Contract surrenders ...................      (548,547)      (158,600)      (835,940)      (294,380)          (765)        (1,469)
  Participant transfers to other
    funding options .....................      (431,589)      (188,274)      (661,998)      (254,248)            --        (34,220)
  Growth rate intra-fund transfers out ..      (104,430)            --       (579,060)            --             --             --
  Other payments to participants ........        (2,275)       (39,253)       (29,499)        20,745             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    25,963,691      7,812,239     31,436,680      9,616,533          2,073          7,598
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    29,265,956      9,291,616     34,641,220     11,619,328          4,523          9,634

NET ASSETS:
    Beginning of year ...................    11,303,701      2,012,085     14,976,710      3,357,382         10,435            801
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 40,569,657   $ 11,303,701   $ 49,617,930   $ 14,976,710   $     14,958   $     10,435
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                          FRANKLIN
                                                                         DREYFUS VIF                       RISING
           DELAWARE                     DREYFUS VIF                       DEVELOPING                     DIVIDENDS
           VIP REIT                     APPRECIATION                       LEADERS                       SECURITIES
           SERIES -                     PORTFOLIO -                      PORTFOLIO -                       FUND -
           STANDARD                       INITIAL                          INITIAL                        CLASS 2
            CLASS                          SHARES                           SHARES                         SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2004            2003            2004            2003            2004            2003            2004            2003
    ----            ----            ----            ----            ----            ----            ----            ----
$    (5,033)    $      (399)    $      (509)    $       767     $    (2,102)    $      (560)    $   (10,869)    $        (3)
     25,255           3,804             914             379           2,068              81           2,643              --

    303,851          81,899           7,313          21,833          15,405           9,900         111,896              69
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    324,073          85,304           7,718          22,979          15,371           9,421         103,670              66
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    667,970         265,779          96,163          74,364          93,285          20,967       1,443,028           2,000

     89,970         138,790          48,291          89,815          53,508          11,052         353,803              --
         --              --              --              --              --              --              --              --
        (88)            (49)            (27)            (11)            (27)            (15)            (31)             --
     (2,748)         (3,004)           (716)            (72)         (3,175)             --          (2,152)             --

    (35,485)         (1,205)         (9,788)             --            (538)           (181)        (10,184)             --
         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    719,619         400,311         133,923         164,096         143,053          31,823       1,784,464           2,000
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

  1,043,692         485,615         141,641         187,075         158,424          41,244       1,888,134           2,066

    590,970         105,355         209,331          22,256          51,526          10,282           2,066              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 1,634,662     $   590,970     $   350,972     $   209,331     $   209,950     $    51,526     $ 1,890,200     $     2,066
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                 TEMPLETON
                                                                                     MUTUAL                      DEVELOPING
                                                      FRANKLIN                       SHARES                       MARKETS
                                                     SMALL CAP                     SECURITIES                    SECURITIES
                                                       FUND -                        FUND -                        FUND -
                                                      CLASS 2                       CLASS 2                       CLASS 2
                                                       SHARES                        SHARES                        SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (62,936)   $   (10,761)   $   (53,808)   $    (9,681)   $    (4,771)   $      (481)
  Realized gain (loss) ..................         1,199         (6,144)         7,443          1,636          2,933             10
  Change in unrealized gain (loss)
    on investments ......................       483,305        214,665        624,098        239,130        410,308         14,541
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       421,568        197,760        577,733        231,085        408,470         14,070
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,510,317        400,782      2,491,833        974,180        948,989        208,470
  Participant transfers from other
    funding options .....................     2,169,192        770,918      2,186,523        998,650      1,262,079         58,325
  Growth rate intra-fund transfers in ...            --             --          7,395             --          3,252             --
  Administrative charges ................          (429)          (171)          (653)          (115)          (243)            (1)
  Contract surrenders ...................      (144,675)        (4,557)      (131,438)       (15,414)       (25,294)            --
  Participant transfers to other
    funding options .....................       (79,055)        (8,377)       (93,006)       (45,742)       (42,291)            --
  Growth rate intra-fund transfers out ..            --             --         (7,395)            --         (3,252)            --
  Other payments to participants ........       (10,700)       (24,021)       (13,666)        20,361             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,444,650      1,134,574      4,439,593      1,931,920      2,143,240        266,794
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     3,866,218      1,332,334      5,017,326      2,163,005      2,551,710        280,864

NET ASSETS:
    Beginning of year ...................     1,608,901        276,567      2,350,113        187,108        280,864             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 5,475,119    $ 1,608,901    $ 7,367,439    $ 2,350,113    $ 2,832,574    $   280,864
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          TEMPLETON                      TEMPLETON
           FOREIGN                         GROWTH
          SECURITIES                     SECURITIES                                                      DIVERSIFIED
            FUND -                         FUND -                                                         STRATEGIC
           CLASS 2                        CLASS 2                        APPRECIATION                       INCOME
            SHARES                         SHARES                         PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (54,226)   $     (4,618)   $    (12,468)   $     (1,434)   $    (51,663)   $    (18,343)   $    433,497    $    212,879
       7,403         (32,195)          3,377           1,116          13,785          (3,275)          1,802            (453)

   1,238,171         381,984         208,761          49,871       1,071,819         950,476          59,130           2,014
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,191,348         345,171         199,670          49,553       1,033,941         928,858         494,429         214,440
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,938,233         851,322       1,030,034         346,340       3,459,599       2,272,842       2,674,978       1,257,356

   4,057,219       1,075,827         545,187         112,911       5,962,882       3,788,269       5,242,441       2,163,786
       3,173              --             867              --         544,756              --          20,842              --
        (509)           (150)            (61)            (12)         (1,802)           (643)         (1,083)           (281)
    (121,334)        (58,063)           (564)            (79)       (406,601)        (95,570)       (307,280)        (74,178)

    (104,873)       (134,073)        (64,938)        (38,638)       (301,476)       (245,282)       (283,847)       (189,658)
      (3,173)             --            (867)             --        (544,862)             --         (20,842)             --
      (9,725)         (8,887)             --              --         (55,220)        (17,008)           (370)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   6,759,011       1,725,976       1,509,658         420,522       8,657,276       5,702,608       7,324,839       3,157,025
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   7,950,359       2,071,147       1,709,328         470,075       9,691,217       6,631,466       7,819,268       3,371,465

   2,641,850         570,703         517,583          47,508       8,237,557       1,606,091       4,530,377       1,158,912
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 10,592,209    $  2,641,850    $  2,226,911    $    517,583    $ 17,928,774    $  8,237,557    $ 12,349,645    $  4,530,377
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                 SALOMON
                                                                                                                 BROTHERS
                                                                                                                 VARIABLE
                                                      EQUITY                                                    AGGRESSIVE
                                                      INDEX                                                       GROWTH
                                                   PORTFOLIO -                    FUNDAMENTAL                     FUND -
                                                     CLASS II                        VALUE                       CLASS I
                                                      SHARES                       PORTFOLIO                      SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (6,759)  $      7,259   $   (202,179)  $    (13,622)  $    (13,585)  $     (1,630)
  Realized gain (loss) ..................        11,285         (4,953)       751,494        (19,254)           756            298
  Change in unrealized gain (loss)
    on investments ......................       633,468        411,860      1,075,847      1,477,276         54,164         21,084
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       637,994        414,166      1,625,162      1,444,400         41,335         19,752
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,412,030      2,198,355      9,525,498      3,856,499        300,924        340,853
  Participant transfers from other
    funding options .....................     2,431,788      1,278,951     10,488,127      4,723,418         20,657         42,772
  Growth rate intra-fund transfers in ...        34,279             --        671,036             --             --             --
  Administrative charges ................          (631)          (170)        (2,750)          (679)           (24)            (1)
  Contract surrenders ...................      (134,351)       (19,623)    (1,267,616)      (177,093)           (68)            --
  Participant transfers to other
    funding options .....................      (220,991)      (168,421)      (436,361)       (95,291)        (6,054)           (12)
  Growth rate intra-fund transfers out ..       (34,279)            --       (671,143)            --             --             --
  Other payments to participants ........        (1,108)            --        (98,591)         8,852             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,486,737      3,289,092     18,208,200      8,315,706        315,435        383,612
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     5,124,731      3,703,258     19,833,362      9,760,106        356,770        403,364

NET ASSETS:
    Beginning of year ...................     4,149,292        446,034     11,336,401      1,576,295        405,634          2,270
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  9,274,023   $  4,149,292   $ 31,169,763   $ 11,336,401   $    762,404   $    405,634
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         SALOMON                          SALOMON
         BROTHERS                         BROTHERS
         VARIABLE                         VARIABLE                                                     GLOBAL
        AGGRESSIVE                        GROWTH &                                                      LIFE
          GROWTH                           INCOME                       BALANCED                      SCIENCES
          FUND -                           FUND -                     PORTFOLIO -                   PORTFOLIO -
         CLASS II                         CLASS I                       SERVICE                       SERVICE
          SHARES                           SHARES                        SHARES                        SHARES
-------------------------       --------------------------    --------------------------    --------------------------
    2004          2003              2004           2003           2004           2003           2004           2003
    ----          ----              ----           ----           ----           ----           ----           ----
$    (8,549)   $       (4)      $    (1,804)   $      (185)   $     4,529    $     3,299    $      (230)   $       (89)
        (30)           --               874             63          5,749          6,154             63             (1)

     71,112           117            12,843         10,811         65,143         69,287          1,582          1,075
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------

     62,533           113            11,913         10,689         75,421         78,740          1,415            985
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------

    857,180         2,000            20,417         51,577         65,848         92,398          2,178          7,381

    215,307            --            12,492        100,710        163,773        941,831             --             --
         --            --                --             --             --             --             --             --
        (16)           --               (13)            --            (63)           (22)            --             (1)
       (993)           --            (8,036)          (910)       (65,175)       (27,715)          (307)            --

     (2,491)           --            (1,630)           (65)        (5,765)      (102,848)            --             --
         --            --                --             --             --             --             --             --
         --            --                --             --             --             --             --             --
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------

  1,068,987         2,000            23,230        151,312        158,618        903,644          1,871          7,380
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------

  1,131,520         2,113            35,143        162,001        234,039        982,384          3,286          8,365

      2,113            --           162,801            800      1,051,630         69,246          9,811          1,446
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------
$ 1,133,633    $    2,113       $   197,944    $   162,801    $ 1,285,669    $ 1,051,630    $    13,097    $     9,811
===========    ==========       ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      GLOBAL                       MID CAP                       WORLDWIDE
                                                    TECHNOLOGY                      GROWTH                         GROWTH
                                                   PORTFOLIO -                   PORTFOLIO -                    PORTFOLIO -
                                                     SERVICE                       SERVICE                        SERVICE
                                                      SHARES                        SHARES                         SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,979)   $    (1,041)   $   (13,010)   $    (5,462)   $      (445)   $       (35)
  Realized gain (loss) ..................         7,816            113         (5,436)       (15,525)            42            (67)
  Change in unrealized gain (loss)
    on investments ......................        (6,542)        21,300        161,489        125,085          2,252          1,911
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........          (705)        20,372        143,043        104,098          1,849          1,809
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        22,554         53,226        157,606         85,030          6,658         22,161
  Participant transfers from other
    funding options .....................         7,012             --        221,517        183,189         23,752         36,046
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (13)            (1)          (202)          (121)            (7)            --
  Contract surrenders ...................           (85)            --        (21,189)        (5,235)          (647)            --
  Participant transfers to other
    funding options .....................       (49,453)            --        (28,854)       (13,721)           (48)       (28,197)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --        (11,513)       (11,882)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (19,985)        53,225        317,365        237,260         29,708         30,010
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       (20,690)        73,597        460,408        341,358         31,557         31,819

NET ASSETS:
    Beginning of year ...................       119,422         45,825        565,776        224,418         34,037          2,218
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    98,732    $   119,422    $ 1,026,184    $   565,776    $    65,594    $    34,037
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                    MERRILL
                                                                                                     LYNCH
           LAZARD                                                                                    GLOBAL
         RETIREMENT                    GROWTH AND                     MID-CAP                   ALLOCATION V.I.
         SMALL CAP                       INCOME                        VALUE                         FUND -
         PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     CLASS III
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$   (27,836)   $      (499)   $    (2,220)   $     1,362    $   (29,353)   $       374    $    13,746    $        29
     10,329             29         31,289            335         77,690          4,619            395             --

    261,565          9,747        257,916         29,852        483,909         33,964         26,206             46
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    244,058          9,277        286,985         31,549        532,246         38,957         40,347             75
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    751,066         67,654      1,757,019        425,732      1,661,632        290,285        259,969          1,000

  1,608,842        195,227      1,396,643         20,049      1,934,134        296,780        252,530             --
         --             --             --             --             --             --             --             --
       (119)            --           (120)            --           (147)            --             (2)            --
   (145,886)           (71)       (51,842)        (5,973)      (184,516)        (2,690)            --             --

    (35,296)           (25)       (16,747)            --        (33,617)           (48)          (230)            --
         --             --             --             --             --             --             --             --
         --             --             --             --        (43,533)            --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,178,607        262,785      3,084,953        439,808      3,333,953        584,327        512,267          1,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,422,665        272,062      3,371,938        471,357      3,866,199        623,284        552,614          1,075

    272,062             --        471,357             --        623,284             --          1,075             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,694,727    $   272,062    $ 3,843,295    $   471,357    $ 4,489,483    $   623,284    $   553,689    $     1,075
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       MERRILL                     OPPENHEIMER                  OPPENHEIMER
                                                        LYNCH                        CAPITAL                       GLOBAL
                                                        VALUE                      APPRECIATION                  SECURITIES
                                                    OPPORTUNITIES                   FUND/VA -                    FUND/VA -
                                                     V.I. FUND -                     SERVICE                      SERVICE
                                                      CLASS III                       SHARES                       SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........    $    (9,095)   $        --    $    (5,626)   $        (5)   $    (5,354)   $        (3)
  Realized gain (loss) ..................        451,911             --             (4)            --          1,192             --
  Change in unrealized gain (loss)
    on investments ......................       (295,648)            68         40,337            163        115,364            164
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        147,168             68         34,707            158        111,202            161
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        641,568          1,000        571,217          3,000        653,475          2,000
  Participant transfers from other
    funding options .....................        939,734             --        174,994             --        270,512             --
  Growth rate intra-fund transfers in ...             --             --             --             --             --             --
  Administrative charges ................            (17)            --             (6)            --             (7)            --
  Contract surrenders ...................           (526)            --         (1,484)            --           (878)            --
  Participant transfers to other
    funding options .....................        (14,639)            --            (28)            --         (8,313)            --
  Growth rate intra-fund transfers out ..             --             --             --             --             --             --
  Other payments to participants ........             --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,566,120          1,000        744,693          3,000        914,789          2,000
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      1,713,288          1,068        779,400          3,158      1,025,991          2,161

NET ASSETS:
    Beginning of year ...................          1,068             --          3,158             --          2,161             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................    $ 1,714,356    $     1,068    $   782,558    $     3,158    $ 1,028,152    $     2,161
                                             ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                 PIONEER
         OPPENHEIMER                            REAL                              TOTAL                          AMERICA
         MAIN STREET                           RETURN                             RETURN                        INCOME VCT
          FUND/VA -                         PORTFOLIO -                        PORTFOLIO -                     PORTFOLIO -
           SERVICE                         ADMINISTRATIVE                     ADMINISTRATIVE                     CLASS II
            SHARES                             CLASS                              CLASS                           SHARES
-----------------------------     ------------------------------     -----------------------------     ---------------------------
     2004             2003              2004             2003             2004             2003             2004           2003
     ----             ----              ----             ----             ----             ----             ----           ----
$       (427)    $         --      $    (27,960)    $     (1,826)    $     21,719     $    168,976     $      4,766     $        4
          42               --           270,895           14,274          663,887          191,424              (15)            --

       5,029               --            73,847           (5,184)         378,734           87,816             (314)            (1)
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------

       4,644               --           316,782            7,264        1,064,340          448,216            4,437              3
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------

      57,058               --         2,524,778          577,804        7,315,455        5,145,521          458,159          1,000

      28,129               --         5,994,970          344,993       17,670,354       19,856,020          226,154             --
          --               --                --               --          467,981               --               --             --
          (3)              --              (306)              (7)          (5,763)          (3,440)              (5)            --
          --               --          (113,158)          (7,300)      (1,315,033)        (251,467)            (706)            --

      (1,413)              --          (194,299)          (3,452)      (3,214,042)      (6,417,505)          (1,744)            --
          --               --                --               --         (468,024)              --               --             --
          --               --                --               --         (361,911)         (39,036)              --             --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------

      83,771               --         8,211,985          912,038       20,089,017       18,290,093          681,858          1,000
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------

      88,415               --         8,528,767          919,302       21,153,357       18,738,309          686,295          1,003

          --               --           919,302               --       25,611,672        6,873,363            1,003             --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------
$     88,415     $         --      $  9,448,069     $    919,302     $ 46,765,029     $ 25,611,672     $    687,298     $    1,003
============     ============      ============     ============     ============     ============     ============     ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     PIONEER                    PIONEER                    PIONEER
                                                     BALANCED                   EMERGING                    EQUITY
                                                       VCT                    MARKETS VCT                 INCOME VCT
                                                   PORTFOLIO -                PORTFOLIO -                PORTFOLIO -
                                                     CLASS II                   CLASS II                   CLASS II
                                                      SHARES                     SHARES                     SHARES
                                             -----------------------    -----------------------    -----------------------
                                               2004          2003         2004          2003         2004          2003
                                               ----          ----         ----          ----         ----          ----
OPERATIONS:
  Net investment income (loss) ..........    $     876     $       4    $  (1,667)    $      (3)   $   2,393     $       7
  Realized gain (loss) ..................          (14)           --          731            --          435            --
  Change in unrealized gain (loss)
    on investments ......................        6,528            29       41,197           254       77,745           121
                                             ---------     ---------    ---------     ---------    ---------     ---------

    Net increase (decrease) in net assets
      resulting from operations .........        7,390            33       40,261           251       80,573           128
                                             ---------     ---------    ---------     ---------    ---------     ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........      271,336         1,000      177,621         2,000      759,754         2,000
  Participant transfers from other
    funding options .....................       45,831            --       45,652            --      147,780            --
  Growth rate intra-fund transfers in ...           --            --           --            --           --            --
  Administrative charges ................           (7)           --           (2)           --          (18)           --
  Contract surrenders ...................       (1,906)           --          (92)           --       (2,841)           --
  Participant transfers to other
    funding options .....................       (4,462)           --       (7,646)           --       (9,954)           --
  Growth rate intra-fund transfers out ..           --            --           --            --           --            --
  Other payments to participants ........           --            --           --            --           --            --
                                             ---------     ---------    ---------     ---------    ---------     ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      310,792         1,000      215,533         2,000      894,721         2,000
                                             ---------     ---------    ---------     ---------    ---------     ---------

    Net increase (decrease) in net assets      318,182         1,033      255,794         2,251      975,294         2,128

NET ASSETS:
    Beginning of year ...................        1,033            --        2,251            --        2,128            --
                                             ---------     ---------    ---------     ---------    ---------     ---------
    End of year .........................    $ 319,215     $   1,033    $ 258,045     $   2,251    $ 977,422     $   2,128
                                             =========     =========    =========     =========    =========     =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                              PIONEER                           PIONEER
          PIONEER                           PIONEER                            GROWTH                          HIGH YIELD
         EUROPE VCT                         FUND VCT                         SHARES VCT                           VCT
        PORTFOLIO -                       PORTFOLIO -                       PORTFOLIO -                       PORTFOLIO -
          CLASS II                          CLASS II                          CLASS II                          CLASS II
           SHARES                            SHARES                            SHARES                            SHARES
---------------------------       ---------------------------       ---------------------------       ---------------------------
    2004            2003              2004            2003              2004            2003              2004            2003
    ----            ----              ----            ----              ----            ----              ----            ----
$      (447)    $        (2)      $    (5,553)    $         1       $      (567)    $        (1)      $    13,539     $         5
         (1)             --               733              --               (37)             --             3,675              --

      7,828              96            90,923             105             5,127              31            30,607              20
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------

      7,380              94            86,103             106             4,523              30            47,821              25
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------

     53,266           1,000           906,786           2,000            79,969           1,000         1,394,484           1,000

      2,811              --           172,695              --            22,574              --           187,604              --
         --              --                --              --                --              --                --              --
         (1)             --                (7)             --                --              --               (32)             --
       (172)             --                --              --              (912)             --            (2,596)             --

     (2,292)             --            (7,665)             --                --              --          (146,300)             --
         --              --                --              --                --              --                --              --
         --              --                --              --                --              --                --              --
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------

     53,612           1,000         1,071,809           2,000           101,631           1,000         1,433,160           1,000
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------

     60,992           1,094         1,157,912           2,106           106,154           1,030         1,480,981           1,025

      1,094              --             2,106              --             1,030              --             1,025              --
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------
$    62,086     $     1,094       $ 1,160,018     $     2,106       $   107,184     $     1,030       $ 1,482,006     $     1,025
===========     ===========       ===========     ===========       ===========     ===========       ===========     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              PIONEER
                                                     PIONEER                      PIONEER                    OAK RIDGE
                                                  INTERNATIONAL                   MID CAP                    LARGE CAP
                                                    VALUE VCT                    VALUE VCT                   GROWTH VCT
                                                   PORTFOLIO -                  PORTFOLIO -                 PORTFOLIO -
                                                     CLASS II                     CLASS II                    CLASS II
                                                      SHARES                       SHARES                      SHARES
                                             -----------------------      -----------------------      -----------------------
                                               2004          2003           2004          2003           2004          2003
                                               ----          ----           ----          ----           ----          ----
OPERATIONS:
  Net investment income (loss) ..........    $  (1,098)    $      (2)     $  (4,007)    $      (3)     $    (683)    $      --
  Realized gain (loss) ..................          142            --          1,964            --            (87)           --
  Change in unrealized gain (loss)
    on investments ......................       25,698            95         63,091           106          7,040            --
                                             ---------     ---------      ---------     ---------      ---------     ---------

    Net increase (decrease) in net assets
      resulting from operations .........       24,742            93         61,048           103          6,270            --
                                             ---------     ---------      ---------     ---------      ---------     ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........       57,134         1,000        643,146         2,000         81,552            --
  Participant transfers from other
    funding options .....................      149,868            --         41,842            --         18,747            --
  Growth rate intra-fund transfers in ...           --            --             --            --             --            --
  Administrative charges ................           (2)           --            (11)           --             (2)           --
  Contract surrenders ...................         (140)           --         (1,112)           --             --            --
  Participant transfers to other
    funding options .....................         (879)           --         (7,705)           --         (6,661)           --
  Growth rate intra-fund transfers out ..           --            --             --            --             --            --
  Other payments to participants ........           --            --             --            --             --            --
                                             ---------     ---------      ---------     ---------      ---------     ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      205,981         1,000        676,160         2,000         93,636            --
                                             ---------     ---------      ---------     ---------      ---------     ---------

    Net increase (decrease) in net assets      230,723         1,093        737,208         2,103         99,906            --

NET ASSETS:
    Beginning of year ...................        1,093            --          2,103            --             --            --
                                             ---------     ---------      ---------     ---------      ---------     ---------
    End of year .........................    $ 231,816     $   1,093      $ 739,311     $   2,103      $  99,906     $      --
                                             =========     =========      =========     =========      =========     =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                     PIONEER PAPP
       PIONEER PAPP                    SMALL &                         PIONEER                         PIONEER
     AMERICA-PACIFIC                   MID CAP                       REAL ESTATE                      SMALL CAP
           RIM                        GROWTH VCT                      SHARES VCT                      VALUE VCT
        FUND VCT -                   PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -
         CLASS II                      CLASS II                        CLASS II                        CLASS II
          SHARES                        SHARES                          SHARES                          SHARES
-------------------------      -------------------------      -------------------------      -------------------------
  2004            2003           2004            2003           2004            2003           2004            2003
  ----            ----           ----            ----           ----            ----           ----            ----
$    (512)      $      --      $  (1,884)      $      --      $   1,893       $      23      $  (2,079)      $      (2)
       (1)             --            (63)             --          1,428              --            170              --

    2,830              --         11,679              --         36,193              65         23,546              64
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------

    2,317              --          9,732              --         39,514              88         21,637              62
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------

   99,128              --        300,187              --        305,789           2,000        164,319           1,000

       --              --          8,422              --          8,350              --         22,896              --
       --              --             --              --             --              --             --              --
       --              --             (1)             --             (5)             --             --              --
       --              --           (179)             --             --              --            (48)             --

       --              --             --              --        (13,071)             --         (1,442)             --
       --              --             --              --             --              --             --              --
       --              --             --              --             --              --             --              --
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------

   99,128              --        308,429              --        301,063           2,000        185,725           1,000
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------

  101,445              --        318,161              --        340,577           2,088        207,362           1,062

       --              --             --              --          2,088              --          1,062              --
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------
$ 101,445       $      --      $ 318,161       $      --      $ 342,665       $   2,088      $ 208,424       $   1,062
=========       =========      =========       =========      =========       =========      =========       =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      PIONEER                      PIONEER
                                                   SMALL COMPANY                  STRATEGIC                     PIONEER
                                                        VCT                       INCOME VCT                   VALUE VCT
                                                    PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
                                                      CLASS II                     CLASS II                     CLASS II
                                                       SHARES                       SHARES                       SHARES
                                            --------------------------    --------------------------   --------------------------
                                                2004           2003           2004           2003          2004           2003
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (124)   $        (1)   $    15,731    $         4   $    (4,560)   $        (2)
  Realized gain (loss) ..................             7             --          5,098             --           751             --
  Change in unrealized gain (loss)
    on investments ......................         1,498             40         45,413             20        41,723             64
                                            -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,381             39         66,242             24        37,914             62
                                            -----------    -----------    -----------    -----------   -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        28,804          1,000        738,238          1,000       411,375          1,000
  Participant transfers from other
    funding options .....................        12,954             --        485,800             --        89,303             --
  Growth rate intra-fund transfers in ...            --             --             --             --            --             --
  Administrative charges ................            --             --            (22)            --            (9)            --
  Contract surrenders ...................           (48)            --           (850)            --          (171)            --
  Participant transfers to other
    funding options .....................            --             --         (4,274)            --          (586)            --
  Growth rate intra-fund transfers out ..            --             --             --             --            --             --
  Other payments to participants ........            --             --             --             --            --             --
                                            -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        41,710          1,000      1,218,892          1,000       499,912          1,000
                                            -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets        43,091          1,039      1,285,134          1,024       537,826          1,062

NET ASSETS:
    Beginning of year ...................         1,039             --          1,024             --         1,062             --
                                            -----------    -----------    -----------    -----------   -----------    -----------
    End of year .........................   $    44,130    $     1,039    $ 1,286,158    $     1,024   $   538,888    $     1,062
                                            ===========    ===========    ===========    ===========   ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          PUTNAM VT                      PUTNAM VT                        PUTNAM VT
          DISCOVERY                    INTERNATIONAL                      SMALL CAP
            GROWTH                         EQUITY                           VALUE
            FUND -                         FUND -                           FUND -                         ALL CAP
           CLASS IB                       CLASS IB                         CLASS IB                         FUND -
            SHARES                         SHARES                           SHARES                         CLASS I
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (2,642)   $     (2,092)   $     (6,983)   $     (6,549)   $    (47,844)   $    (13,328)   $   (102,416)   $    (30,739)
         515             294          14,419           1,113          37,340         (15,474)         18,025          (3,303)

      10,964          35,383         194,961         157,934         710,928         387,528         674,744         859,708
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       8,837          33,585         202,397         152,498         700,424         358,726         590,353         825,666
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --           4,532         142,312         329,527         855,173         693,253       2,127,047       2,135,674

       3,118          66,359         396,030         570,306         854,001         810,437       3,306,843       1,815,706
          --              --           5,357              --           2,401              --         106,619              --
         (17)            (15)            (97)            (42)           (335)           (114)         (1,246)           (415)
          --          (2,800)        (35,134)         (6,713)        (90,292)        (14,760)       (183,345)        (67,109)

         (39)           (122)        (92,053)       (115,652)       (210,370)       (193,618)       (127,442)       (258,974)
          --              --          (5,357)             --          (2,401)             --        (106,619)             --
          --              --              --              --         (34,174)             --         (25,614)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       3,062          67,954         411,058         777,426       1,374,003       1,295,198       5,096,243       3,624,882
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      11,899         101,539         613,455         929,924       2,074,427       1,653,924       5,686,596       4,450,548

     150,788          49,249       1,074,842         144,918       2,092,671         438,747       5,432,883         982,335
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    162,687    $    150,788    $  1,688,297    $  1,074,842    $  4,167,098    $  2,092,671    $ 11,119,479    $  5,432,883
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                   LARGE CAP                    SMALL CAP
                                                    INVESTORS                        GROWTH                       GROWTH
                                                      FUND -                         FUND -                       FUND -
                                                     CLASS I                        CLASS I                      CLASS I
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     2,314    $    11,089    $    (6,254)   $    (1,374)   $   (43,616)   $    (7,406)
  Realized gain (loss) ..................         5,879         (3,614)           684            143          5,911            847
  Change in unrealized gain (loss)
    on investments ......................       365,916        345,213          2,268         20,906        419,180        202,181
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       374,109        352,688         (3,302)        19,675        381,475        195,622
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,111,255        654,627        112,015        213,611        660,953        497,643
  Participant transfers from other
    funding options .....................     1,879,755      1,121,442         45,528          1,018      1,208,070        545,924
  Growth rate intra-fund transfers in ...        45,652             --             --             --             --             --
  Administrative charges ................          (629)          (162)           (19)            (5)          (365)           (43)
  Contract surrenders ...................       (86,356)       (31,291)           (41)            --        (57,891)       (10,781)
  Participant transfers to other
    funding options .....................       (86,459)       (15,994)       (17,760)        (2,386)       (73,898)       (20,158)
  Growth rate intra-fund transfers out ..       (45,652)            --             --             --             --             --
  Other payments to participants ........       (37,204)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,780,362      1,728,622        139,723        212,238      1,736,869      1,012,585
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     3,154,471      2,081,310        136,421        231,913      2,118,344      1,208,207

NET ASSETS:
    Beginning of year ...................     2,605,272        523,962        245,035         13,122      1,328,412        120,205
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 5,759,743    $ 2,605,272    $   381,456    $   245,035    $ 3,446,756    $ 1,328,412
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                           SMITH
                                                                           BARNEY                        MULTIPLE
                                           SMITH                          PREMIER                       DISCIPLINE
            TOTAL                          BARNEY                        SELECTIONS                    PORTFOLIO -
            RETURN                        DIVIDEND                        ALL CAP                        ALL CAP
            FUND -                        STRATEGY                         GROWTH                       GROWTH AND
           CLASS II                      PORTFOLIO                       PORTFOLIO                        VALUE
----------------------------   ----------------------------    ----------------------------    ----------------------------
     2004            2003           2004            2003            2004            2003            2004            2003
     ----            ----           ----            ----            ----            ----            ----            ----
$      1,163    $          1   $     (5,615)   $     (1,347)   $     (2,402)   $     (1,046)   $   (334,716)   $    (46,961)
       4,575              12          3,389           4,236             430             464         193,642           1,295

       6,281              26         51,164          44,456           6,637          18,344       2,494,465         864,734
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------

      12,019              39         48,938          47,345           4,665          17,762       2,353,391         819,068
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------

     178,488           1,000        517,762         532,839          20,300          27,220      16,612,515       6,390,150

      85,858              --      1,006,113         155,592          80,162          31,993      22,438,419       2,170,693
          --              --             --              --              --              --         209,493              --
          (9)             --           (226)            (23)            (27)            (13)         (2,822)           (389)
      (2,336)             --        (36,421)         (2,358)         (6,184)         (2,350)       (399,544)        (34,196)

      (5,583)             --       (108,985)       (121,258)         (2,946)         (2,717)       (469,714)        (33,312)
          --              --             --              --              --              --        (209,493)             --
          --              --             --              --              --              --         (93,189)             --
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------

     256,418           1,000      1,378,243         564,792          91,305          54,133      38,085,665       8,492,946
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------

     268,437           1,039      1,427,181         612,137          95,970          71,895      40,439,056       9,312,014

       1,039              --        635,654          23,517         104,700          32,805       9,574,973         262,959
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------
$    269,476    $      1,039   $  2,062,835    $    635,654    $    200,670    $    104,700    $ 50,014,029    $  9,574,973
============    ============   ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      MULTIPLE                     MULTIPLE
                                                     DISCIPLINE                   DISCIPLINE                     MULTIPLE
                                                    PORTFOLIO -                  PORTFOLIO -                    DISCIPLINE
                                                      BALANCED                      GLOBAL                     PORTFOLIO -
                                                      ALL CAP                      ALL CAP                      LARGE CAP
                                                     GROWTH AND                   GROWTH AND                    GROWTH AND
                                                       VALUE                        VALUE                         VALUE
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (91,576)  $    (39,370)  $    (40,237)  $     (6,393)  $    (17,979)  $     (4,954)
  Realized gain (loss) ..................       117,074          4,843         42,499          5,030         79,358         10,496
  Change in unrealized gain (loss)
    on investments ......................     1,496,308        760,463        807,759        119,835        269,900        147,859
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,521,806        725,936        810,021        118,472        331,279        153,401
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    15,876,415      4,119,526      4,916,278        517,816      1,418,266        906,849
  Participant transfers from other
    funding options .....................    21,912,966      3,952,170      5,796,494        583,297      3,801,111        768,921
  Growth rate intra-fund transfers in ...        28,688             --             --             --             --             --
  Administrative charges ................        (2,267)          (351)          (582)           (29)          (435)           (50)
  Contract surrenders ...................      (507,573)       (45,560)      (133,189)          (985)       (44,523)        (6,318)
  Participant transfers to other
    funding options .....................    (1,336,436)       (43,978)      (144,374)       (23,507)       (44,252)       (27,585)
  Growth rate intra-fund transfers out ..       (28,689)            --             --             --             --             --
  Other payments to participants ........       (18,663)            --        (11,249)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    35,924,441      7,981,807     10,423,378      1,076,592      5,130,167      1,641,817
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    37,446,247      8,707,743     11,233,399      1,195,064      5,461,446      1,795,218

NET ASSETS:
    Beginning of year ...................     9,573,394        865,651      1,226,113         31,049      1,842,745         47,527
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 47,019,641   $  9,573,394   $ 12,459,512   $  1,226,113   $  7,304,191   $  1,842,745
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                       DISCIPLINED
         CONVERTIBLE                     MID CAP                       EQUITY                      FEDERATED
          SECURITIES                      STOCK                        INCOME                      HIGH YIELD
          PORTFOLIO                     PORTFOLIO                    PORTFOLIO                     PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     32,403   $     39,917   $     (6,883)  $       (776)  $     (4,458)  $      4,652   $     43,572   $     17,044
       7,206          7,715         16,474            422        543,933          4,767          1,579            757

     115,849        104,240         56,073         23,836        405,971        693,933          2,519          3,746
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     155,458        151,872         65,664         23,482        945,446        703,352         47,670         21,547
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     498,516        271,885         51,973        231,355      2,150,671      1,606,079        348,553        154,515

   1,906,125      1,396,166        149,837         38,729      4,944,725      2,770,068        109,797         90,010
          28             --             --             --         33,016             --             --             --
         (86)           (22)           (25)           (11)        (1,274)          (301)           (36)           (16)
    (111,614)       (30,959)        (3,860)          (609)      (388,195)      (105,489)        (6,058)        (3,090)

        (853)           (75)        (1,354)            --       (293,634)       (48,400)        (3,861)        (5,922)
         (28)            --             --             --        (33,016)            --             --             --
          --             --             --             --         (9,019)            --         (2,802)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,292,088      1,636,995        196,571        269,464      6,403,274      4,221,957        445,593        235,497
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,447,546      1,788,867        262,235        292,946      7,348,720      4,925,309        493,263        257,044

   1,855,477         66,610        302,916          9,970      5,585,201        659,892        292,357         35,313
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,303,023   $  1,855,477   $    565,151   $    302,916   $ 12,933,921   $  5,585,201   $    785,620   $    292,357
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             LAZARD
                                                   FEDERATED                    LARGE                    INTERNATIONAL
                                                     STOCK                       CAP                         STOCK
                                                   PORTFOLIO                  PORTFOLIO                    PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2004          2003          2004          2003          2004          2003
                                               ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..........  $    (1,150)  $     2,354   $   (17,079)  $    (5,831)  $    16,091   $     3,038
  Realized gain (loss) ..................        1,243         9,409         1,501          (432)        6,399           (56)
  Change in unrealized gain (loss)
    on investments ......................       45,233        27,737       132,727       165,571       285,938        15,899
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       45,326        39,500       117,149       159,308       308,428        18,881
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      165,871       123,657       370,712       275,164       980,965       180,887
  Participant transfers from other
    funding options .....................      166,696        85,580       797,612       824,936     1,703,638       111,195
  Growth rate intra-fund transfers in ...           --            --         1,484            --            --            --
  Administrative charges ................          (30)          (15)         (340)         (163)         (120)           (7)
  Contract surrenders ...................      (10,683)         (959)      (22,609)       (7,785)     (148,215)         (512)
  Participant transfers to other
    funding options .....................       (2,417)           --       (74,314)       (8,220)      (23,347)      (68,101)
  Growth rate intra-fund transfers out ..           --            --        (1,484)           --            --            --
  Other payments to participants ........           --            --        (2,646)           --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      319,437       208,263     1,068,415     1,083,932     2,512,921       223,462
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      364,763       247,763     1,185,564     1,243,240     2,821,349       242,343

NET ASSETS:
    Beginning of year ...................      278,558        30,795     1,474,724       231,484       248,987         6,644
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   643,321   $   278,558   $ 2,660,288   $ 1,474,724   $ 3,070,336   $   248,987
                                           ===========   ===========   ===========   ===========   ===========   ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          MERRILL
           LYNCH                           MFS                               MFS
         LARGE CAP                       EMERGING                          MID CAP                           MFS
            CORE                          GROWTH                            GROWTH                          VALUE
         PORTFOLIO                      PORTFOLIO                         PORTFOLIO                       PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2004            2003            2004            2003            2004            2003            2004            2003
    ----            ----            ----            ----            ----            ----            ----            ----
$   (14,176)    $    (2,917)    $   (23,610)    $    (6,777)    $    (8,319)    $    (1,421)    $     4,166     $        --
        521          (2,019)        (17,062)        (30,774)          1,476             560           4,776              --

    206,312         112,021         189,201         133,390          61,197          16,857          23,840              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    192,657         107,085         148,529          95,839          54,354          15,996          32,782              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    240,432         157,436         419,090         296,899         239,633         187,961         373,056              --

    333,876         482,316         433,936         223,145          74,923          46,975         176,102              --
         --              --          22,731              --              --              --              --              --
       (169)           (131)           (207)           (174)            (41)            (11)             (8)             --
    (24,310)         (4,603)        (50,605)         (6,505)         (1,343)         (1,784)         (2,732)             --

    (69,505)            (69)        (72,999)        (25,687)        (11,949)             --            (178)             --
         --              --         (22,731)             --              --              --              --              --
     (1,472)             --          (1,306)             --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    478,852         634,949         727,909         487,678         301,223         233,141         546,240              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    671,509         742,034         876,438         583,517         355,577         249,137         579,022              --

    998,025         255,991         811,010         227,493         252,460           3,323              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 1,669,534     $   998,025     $ 1,687,448     $   811,010     $   608,037     $   252,460     $   579,022     $        --
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                        PIONEER                        SOCIAL                    TRAVELERS
                                                          FUND                    AWARENESS STOCK               QUALITY BOND
                                                       PORTFOLIO                     PORTFOLIO                   PORTFOLIO
                                             ---------------------------    -------------------------    --------------------------
                                                 2004            2003           2004          2003           2004           2003
                                                 ----            ----           ----          ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........    $    (2,075)    $     1,566    $        20    $       --    $    38,388    $    32,183
  Realized gain (loss) ..................            522              21             12            --         (6,149)         3,220
  Change in unrealized gain (loss)
    on investments ......................         97,397           7,026          4,197            --        (19,033)       (15,607)
                                             -----------     -----------    -----------    ----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         95,844           8,613          4,229            --         13,206         19,796
                                             -----------     -----------    -----------    ----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        405,255         118,079         39,380            --        319,609        280,667
  Participant transfers from other
    funding options .....................        630,479          22,644             --            --        401,384        678,821
  Growth rate intra-fund transfers in ...             --              --             --            --             --             --
  Administrative charges ................            (61)             --             --            --            (81)           (56)
  Contract surrenders ...................         (1,928)             --             --            --        (45,813)       (19,907)
  Participant transfers to other
    funding options .....................         (8,238)             --             --            --       (315,548)      (249,741)
  Growth rate intra-fund transfers out ..             --              --             --            --             --             --
  Other payments to participants ........             --              --             --            --             --             --
                                             -----------     -----------    -----------    ----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,025,507         140,723         39,380            --        359,551        689,784
                                             -----------     -----------    -----------    ----------    -----------    -----------

    Net increase (decrease) in net assets      1,121,351         149,336         43,609            --        372,757        709,580

NET ASSETS:
    Beginning of year ...................        149,336              --             --            --        875,938        166,358
                                             -----------     -----------    -----------    ----------    -----------    -----------
    End of year .........................    $ 1,270,687     $   149,336    $    43,609    $       --    $ 1,248,695    $   875,938
                                             ===========     ===========    ===========    ==========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

             U.S.                                                                                                PIONEER
          GOVERNMENT                        AIM CAPITAL                           MFS                           STRATEGIC
          SECURITIES                        APPRECIATION                      TOTAL RETURN                        INCOME
          PORTFOLIO                          PORTFOLIO                         PORTFOLIO                        PORTFOLIO
-----------------------------     =-----------------------------     -----------------------------     -----------------------------
     2004             2003              2004             2003             2004             2003             2004             2003
     ----             ----              ----             ----             ----             ----             ----             ----
$      2,590     $         --      $    (22,023)    $     (5,368)    $    461,924     $    187,602     $    163,912     $         --
          40               --             1,654           (1,066)         942,611          (10,173)           2,547               --

      (1,505)              --           117,602           77,699        1,223,791          936,771          (11,677)              --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------

       1,125               --            97,233           71,265        2,628,326        1,114,200          154,782               --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------

      32,722               --           390,743          326,934        7,578,692        3,815,642          720,724               --

      34,014               --           691,686          292,432       12,398,382        6,539,032        2,014,325               --
          --               --               334               --          511,439               --               --               --
          (1)              --              (257)             (21)          (3,503)          (1,188)             (35)              --
          --               --           (32,403)          (1,675)        (827,215)        (217,083)         (32,751)              --

          --               --            (7,602)         (37,774)        (381,120)        (132,956)         (12,059)              --
          --               --              (334)              --         (511,543)              --               --               --
          --               --                --               --         (161,479)         (16,318)              --               --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------

      66,735               --         1,042,167          579,896       18,603,653        9,987,129        2,690,204               --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------

      67,860               --         1,139,400          651,161       21,231,979       11,101,329        2,844,986               --

          --               --           766,692          115,531       14,101,246        2,999,917               --               --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------
$     67,860     $         --      $  1,906,092     $    766,692     $ 35,333,225     $ 14,101,246     $  2,844,986     $         --
============     ============      ============     ============     ============     ============     ============     ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  SB ADJUSTABLE                    SMITH
                                                   RATE INCOME                     BARNEY                          SMITH
                                                   PORTFOLIO -                   AGGRESSIVE                        BARNEY
                                                     CLASS I                       GROWTH                       HIGH INCOME
                                                      SHARES                     PORTFOLIO                       PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      8,140   $       (213)  $   (485,428)  $   (105,667)  $  1,151,561   $    473,187
  Realized gain (loss) ..................           200             (9)       164,437        (16,326)        15,131          5,874
  Change in unrealized gain (loss)
    on investments ......................       (18,603)          (156)     2,904,357      1,925,920        (48,037)       251,223
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (10,263)          (378)     2,583,366      1,803,927      1,118,655        730,284
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,101,679        362,626     10,331,127      5,185,344      3,748,404      2,117,103
  Participant transfers from other
    funding options .....................     2,300,426         14,947     13,050,681      5,817,317      6,005,171      5,541,575
  Growth rate intra-fund transfers in ...             1             --        220,532             --         72,622             --
  Administrative charges ................          (118)            --         (4,333)        (1,518)        (1,631)          (688)
  Contract surrenders ...................       (31,382)        (3,079)      (931,833)      (200,166)      (575,592)      (272,370)
  Participant transfers to other
    funding options .....................          (926)      (249,585)      (831,440)      (365,393)      (691,255)    (1,310,262)
  Growth rate intra-fund transfers out ..            (1)            --       (220,532)            --        (72,622)            --
  Other payments to participants ........        (1,110)            --        (54,615)        (1,317)       (19,084)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,368,569        124,909     21,559,587     10,434,267      8,466,013      6,075,358
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,358,306        124,531     24,142,953     12,238,194      9,584,668      6,805,642

NET ASSETS:
    Beginning of year ...................       124,531             --     15,175,726      2,937,532      7,798,363        992,721
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,482,837   $    124,531   $ 39,318,679   $ 15,175,726   $ 17,383,031   $  7,798,363
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

            SMITH                                                           SMITH
            BARNEY                         SMITH                            BARNEY                          SMITH
        INTERNATIONAL                      BARNEY                           LARGE                           BARNEY
           ALL CAP                       LARGE CAP                      CAPITALIZATION                     MID CAP
            GROWTH                         VALUE                            GROWTH                           CORE
          PORTFOLIO                      PORTFOLIO                        PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (1,514)   $       (425)   $      4,042    $      2,610    $   (118,248)   $    (41,618)   $   (120,537)   $    (30,934)
      (8,051)         (9,497)         (3,847)        (32,479)         31,510          (8,891)         24,001          (8,716)

      45,746          54,024          85,317         225,277         176,801         947,991         839,263         552,075
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      36,181          44,102          85,512         195,408          90,063         897,482         742,727         512,425
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --           2,000              --          10,250       3,107,179       1,896,126       1,399,961       1,388,072

       6,382          58,839          41,224          94,764       4,231,907       2,076,855       3,228,575       1,658,588
          --              --          27,740              --          31,816              --          53,296              --
        (145)           (143)           (206)           (203)         (1,345)           (510)           (870)           (429)
     (38,533)         (1,882)        (19,716)        (48,096)       (655,189)       (179,062)       (256,083)        (30,852)

     (20,641)        (11,215)        (48,909)        (43,355)       (491,545)       (122,239)       (251,835)        (45,000)
          --              --         (27,740)             --         (31,816)             --         (53,296)             --
         766          (2,629)             --          (3,421)        (75,999)        (12,693)          1,578          (8,582)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (52,171)         44,970         (27,607)          9,939       6,115,008       3,658,477       4,121,326       2,961,797
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (15,990)         89,072          57,905         205,347       6,205,071       4,555,959       4,864,053       3,474,222

     236,839         147,767         965,267         759,920       5,780,741       1,224,782       4,342,245         868,023
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    220,849    $    236,839    $  1,023,172    $    965,267    $ 11,985,812    $  5,780,741    $  9,206,298    $  4,342,245
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      SMITH                                                      TRAVELERS
                                                      BARNEY                       STRATEGIC                      MANAGED
                                                   MONEY MARKET                      EQUITY                        INCOME
                                                    PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (84,672)  $    (76,109)  $     (2,893)  $     (8,544)  $    500,190   $    217,253
  Realized gain (loss) ..................            --             --         (6,671)       (44,320)          (673)          (384)
  Change in unrealized gain (loss)
    on investments ......................            --             --        104,719        189,417       (368,626)        (6,926)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (84,672)       (76,109)        95,155        136,553        130,891        209,943
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    13,746,163      6,021,077        250,230        302,709      2,896,822      1,086,814
  Participant transfers from other
    funding options .....................     6,635,109      8,883,037        152,005        200,556      6,039,864      4,792,429
  Growth rate intra-fund transfers in ...       148,126             --             --             --         28,538             --
  Administrative charges ................        (2,086)        (1,865)          (305)          (274)        (1,805)          (669)
  Contract surrenders ...................      (606,338)      (386,372)       (21,081)       (23,799)      (356,657)      (206,136)
  Participant transfers to other
    funding options .....................   (14,817,615)   (11,529,098)       (56,354)       (60,449)      (577,686)      (411,393)
  Growth rate intra-fund transfers out ..      (148,126)            --             --             --        (28,538)            --
  Other payments to participants ........            --        (12,057)       (11,159)            --           (531)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,955,233      2,974,722        313,336        418,743      8,000,007      5,261,045
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,870,561      2,898,613        408,491        555,296      8,130,898      5,470,988

NET ASSETS:
    Beginning of year ...................     8,047,854      5,149,241        882,749        327,453      7,156,040      1,685,052
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 12,918,415   $  8,047,854   $  1,291,240   $    882,749   $ 15,286,938   $  7,156,040
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                      EMERGING
                                        COMSTOCK                       GROWTH                     ENTERPRISE
        VAN KAMPEN                    PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
        ENTERPRISE                      CLASS II                      CLASS I                      CLASS II
        PORTFOLIO                        SHARES                        SHARES                       SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (5,328)   $    (1,582)   $   (12,113)   $    (3,920)   $   (14,141)   $    (6,331)   $       (74)   $       (27)
    (11,956)       (26,003)        25,591          2,250        (16,550)       (59,043)            14           (210)

     38,116         59,216        124,033         94,007         80,943        159,225            136            569
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     20,832         31,631        137,511         92,337         50,252         93,851             76            332
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    149,697        133,475        473,528        280,458        106,346        186,257          1,250              5

    174,450        217,452        236,946         67,876        210,015        264,976          2,077             --
        (77)           (79)           (89)           (40)          (391)          (474)            (2)            --
    (16,931)        (1,803)        (5,298)        (1,250)       (40,710)       (46,363)        (1,288)            --

   (175,198)        (5,793)      (164,149)        (3,895)       (31,762)       (88,937)            (1)            --
         --             --         (5,944)            --        (10,444)        (1,443)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    131,941        343,252        534,994        343,149        233,054        314,016          2,036              5
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    152,773        374,883        672,505        435,486        283,306        407,867          2,112            337

    448,674         73,791        575,344        139,858        725,720        317,853          1,783          1,446
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   601,447    $   448,674    $ 1,247,849    $   575,344    $ 1,009,026    $   725,720    $     3,895    $     1,783
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      SMITH
                                                      BARNEY
                                                    SMALL CAP
                                                      GROWTH                     CONTRAFUND(R)                CONTRAFUND(R)
                                                  OPPORTUNITIES                  PORTFOLIO -                   PORTFOLIO -
                                                    PORTFOLIO                   SERVICE CLASS                SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (33,124)  $     (5,796)  $   (128,856)  $    (28,390)  $    (21,717)  $     (5,418)
  Realized gain (loss) ..................        72,453            728         16,438          8,215          7,664          1,024
  Change in unrealized gain (loss)
    on investments ......................       299,377        133,049      1,283,606        504,008        175,280         85,486
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       338,706        127,981      1,171,188        483,833        161,227         81,092
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       650,728        325,879      2,983,299      1,611,119        550,232        452,379
  Participant transfers from other
    funding options .....................     1,227,670        478,919      4,590,655      1,640,372        287,747        163,815
  Growth rate intra-fund transfers in ...            --             --          5,784             --             --             --
  Administrative charges ................          (254)           (72)        (1,205)          (240)          (114)           (28)
  Contract surrenders ...................       (43,830)        (1,969)      (236,202)       (29,679)       (12,986)          (647)
  Participant transfers to other
    funding options .....................       (92,612)       (18,602)      (277,514)      (171,356)       (59,904)       (37,693)
  Growth rate intra-fund transfers out ..            --             --         (5,784)            --             --             --
  Other payments to participants ........       (11,581)            --         (2,692)       (47,313)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,730,121        784,155      7,056,341      3,002,903        764,975        577,826
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,068,827        912,136      8,227,529      3,486,736        926,202        658,918

NET ASSETS:
    Beginning of year ...................       991,152         79,016      4,057,664        570,928        747,170         88,252
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,059,979   $    991,152   $ 12,285,193   $  4,057,664   $  1,673,372   $    747,170
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

            DYNAMIC
            CAPITAL
          APPRECIATION                          MID CAP
          PORTFOLIO -                         PORTFOLIO -
        SERVICE CLASS 2                     SERVICE CLASS 2                         COMBINED
-------------------------------     -------------------------------     -------------------------------
      2004              2003              2004              2003              2004              2003
      ----              ----              ----              ----              ----              ----
$      (2,781)    $        (957)    $    (142,683)    $     (23,937)    $    (369,297)    $     681,935
           20                88            26,958            (2,995)        4,744,179          (163,873)

        3,840            11,589         2,138,990           580,546        35,486,422        20,783,353
-------------     -------------     -------------     -------------     -------------     -------------

        1,079            10,720         2,023,265           553,614        39,861,304        21,301,415
-------------     -------------     -------------     -------------     -------------     -------------

       72,042            28,783         3,047,918           914,145       193,033,198        79,211,991

       20,393            45,942         5,527,434         1,883,117       250,811,634       107,979,325
           --                --                --                --         4,010,314                --
           (8)               (3)             (860)             (159)          (54,074)          (19,868)
       (9,773)               --          (193,198)          (14,613)      (13,484,685)       (3,357,000)

      (11,546)               --          (453,794)         (152,164)      (30,975,313)      (25,260,377)
           --                --                --                --        (4,010,783)               --
           --                --           (35,808)               --        (1,318,144)         (220,742)
-------------     -------------     -------------     -------------     -------------     -------------

       71,108            74,722         7,891,692         2,630,326       398,012,147       158,333,329
-------------     -------------     -------------     -------------     -------------     -------------

       72,187            85,442         9,914,957         3,183,940       437,873,451       179,634,744

       86,306               864         3,652,188           468,248       224,645,126        45,010,382
-------------     -------------     -------------     -------------     -------------     -------------
$     158,493     $      86,306     $  13,567,145     $   3,652,188     $ 662,518,577     $ 224,645,126
=============     =============     =============     =============     =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Nine is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Nine includes the Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity, Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life and Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage II Variable Annuity, Travelers Life & Annuity Vintage L Variable Annuity products.

Participant purchase payments applied to Separate Account Nine are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Nine were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
         Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
           Shares
         Dreyfus Variable Investment Fund - Developing Leaders Portfolio -
           Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
           (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares)
         Salomon Brothers  Variable  Aggressive  Growth Fund - Class II Shares
           (Formerly Salomon Brothers Variable Emerging Growth Fund - Class II Shares)
         Salomon Brothers Variable Growth & Income Fund - Class I Shares

     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly
           Merrill Lynch Small Cap Value V.I. Fund - Class III)
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
         Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large
           Cap Core Portfolio)
         Smith Barney Premier Selections All Cap Growth Portfolio

     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio (Formerly Utilities Portfolio)
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Nine  in  the  preparation  of  its  financial
statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Nine form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Nine. Separate Account Nine is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Nine adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $426,403,471 and $24,552,892 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $614,816,598 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $48,958,002. Gross unrealized depreciation for all investments at December 31, 2004 was $1,267,416.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guarranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Annual Step up (SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

--------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                        NINE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                Asset-based Charges
                                                                   -------------------------------------------------------------
                                                                                       Optional Features
   Separate Account Charge (1)     Dth                                                ---------------------------          Total
    (as identified in Note 5)      Ben  Product                      M&E       ADM     E.S.P.     GMWB       GMAB         Charge
--------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%       S   Vintage II                  1.15%     0.15%                                        1.30%

Separate Account Charge 1.40%      SU   Vintage II                  1.25%     0.15%                                        1.40%
                                    S   Vintage II (Series II)      1.25%     0.15%                                        1.40%

Separate Account Charge 1.50%       S   Vintage II                  1.15%     0.15%    0.20%                               1.50%
                                   SU   Vintage II (Series II)      1.35%     0.15%                                        1.50%

Separate Account Charge 1.55%       R   Vintage II                  1.40%     0.15%                                        1.55%
                                    S   Vintage II (Series II)      1.25%     0.15%    0.15%                               1.55%

Separate Account Charge 1.60%      SU   Vintage II                  1.25%     0.15%    0.20%                               1.60%

Separate Account Charge 1.65%      SU   Vintage II (Series II)      1.35%     0.15%    0.15%                               1.65%

Separate Account Charge 1.70%       S   Vintage II                  1.15%     0.15%               0.40%                    1.70%
                                    R   Vintage II (Series II)      1.55%     0.15%                                        1.70%

Separate Account Charge 1.75%       R   Vintage II                  1.40%     0.15%    0.20%                               1.75%
                                    D   Portfolio Architect L       1.60%     0.15%                                        1.75%

Separate Account Charge 1.80%      SU   Vintage II                  1.25%     0.15%               0.40%                    1.80%
                                    S   Vintage II (Series II)      1.25%     0.15%               0.40%                    1.80%

Separate Account Charge 1.85%       R   Vintage II (Series II)      1.55%     0.15%    0.15%                               1.85%
                                   SU   Portfolio Architect L       1.70%     0.15%                                        1.85%
                                   SU   Pioneer AnnuiStar Flex      1.70%     0.15%                                        1.85%
                                   SU   Vintage L                   1.70%     0.15%                                        1.85%
                                        Portfolio Architect 3       1.70%     0.15%                                        1.85%
                                        Vintage 3                   1.70%     0.15%                                        1.85%

Separate Account Charge 1.90%       S   Vintage II                  1.15%     0.15%    0.20%      0.40%                    1.90%
                                   SU   Vintage II (Series II)      1.35%     0.15%               0.40%                    1.90%
                                    S   Vintage II (Series II)      1.25%     0.15%                          0.50%         1.90%

Separate Account Charge 1.95%       R   Vintage II                  1.40%     0.15%               0.40%                    1.95%
                                    S   Vintage II (Series II)      1.25%     0.15%    0.15%      0.40%                    1.95%
                                    D   Portfolio Architect L       1.60%     0.15%    0.20%                               1.95%

Separate Account Charge 2.00%      SU   Vintage II                  1.25%     0.15%    0.20%      0.40%                    2.00%
                                   SU   Vintage L                   1.70%     0.15%    0.15%                               2.00%
                                   SU   Vintage II (Series II)      1.35%     0.15%                          0.50%         2.00%

Separate Account Charge 2.05%      SU   Portfolio Architect L       1.70%     0.15%    0.20%                               2.05%
                                    R   Portfolio Architect L       1.90%     0.15%                                        2.05%
                                   SU   Pioneer AnnuiStar Flex      1.70%     0.15%    0.20%                               2.05%
                                    R   Pioneer AnnuiStar Flex      1.90%     0.15%                                        2.05%
                                    R   Vintage L                   1.90%     0.15%                                        2.05%
                                    S   Vintage II (Series II)      1.25%     0.15%    0.15%                 0.50%         2.05%
                                   SU   Vintage II (Series II)      1.35%     0.15%    0.15%      0.40%                    2.05%
                                        Portfolio Architect 3       1.70%     0.15%    0.20%                               2.05%
                                        Vintage 3                   1.70%     0.15%    0.20%                               2.05%

Separate Account Charge 2.10%       R   Vintage II (Series II)      1.55%     0.15%               0.40%                    2.10%

Separate Account Charge 2.15%       R   Vintage II                  1.40%     0.15%    0.20%      0.40%                    2.15%
                                   SU   Vintage II (Series II)      1.35%     0.15%    0.15%                 0.50%         2.15%
                                    D   Portfolio Architect L       1.60%     0.15%               0.40%                    2.15%

Separate Account Charge 2.20%       R   Vintage L                   1.90%     0.15%    0.15%                               2.20%
                                    R   Vintage II (Series II)      1.55%     0.15%                          0.50%         2.20%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         NINE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                   -------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                               ---------------------------          Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM    E.S.P.     GMWB       GMAB         Charge
--------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.25%        D   Portfolio Architect L        1.60%    0.15%                        0.50%          2.25%
                                    SU   Portfolio Architect L        1.70%    0.15%             0.40%                     2.25%
                                     R   Portfolio Architect L        1.90%    0.15%   0.20%                               2.25%
                                    SU   Pioneer AnnuiStar Flex       1.70%    0.15%             0.40%                     2.25%
                                     R   Pioneer AnnuiStar Flex       1.90%    0.15%   0.20%                               2.25%
                                     R   Vintage II (Series II)       1.55%    0.15%   0.15%     0.40%                     2.25%
                                    SU   Vintage L                    1.70%    0.15%             0.40%                     2.25%
                                         Portfolio Architect 3        1.70%    0.15%             0.40%                     2.25%
                                         Vintage 3                    1.70%    0.15%             0.40%                     2.25%

Separate Account Charge 2.35%       SU   Portfolio Architect L        1.70%    0.15%                        0.50%          2.35%
                                     D   Portfolio Architect L        1.60%    0.15%   0.20%     0.40%                     2.35%
                                     R   Vintage II (Series II)       1.55%    0.15%   0.15%                0.50%          2.35%
                                    SU   Vintage L                    1.70%    0.15%                        0.50%          2.35%
                                    SU   Pioneer AnnuiStar Flex       1.70%    0.15%                        0.50%          2.35%

Separate Account Charge 2.40%       SU   Vintage L                    1.70%    0.15%   0.15%     0.40%                     2.40%

Separate Account Charge 2.45%       SU   Portfolio Architect L        1.70%    0.15%   0.20%     0.40%                     2.45%
                                     D   Portfolio Architect L        1.60%    0.15%   0.20%                0.50%          2.45%
                                     R   Portfolio Architect L        1.90%    0.15%             0.40%                     2.45%
                                    SU   Pioneer AnnuiStar Flex       1.70%    0.15%   0.20%     0.40%                     2.45%
                                     R   Pioneer AnnuiStar Flex       1.90%    0.15%             0.40%                     2.45%
                                     R   Vintage L                    1.90%    0.15%             0.40%                     2.45%
                                         Portfolio Architect 3        1.70%    0.15%   0.20%     0.40%                     2.45%
                                         Vintage 3                    1.70%    0.15%   0.20%     0.40%                     2.45%

Separate Account Charge 2.50%       SU   Vintage L                    1.70%    0.15%   0.15%                0.50%          2.50%

Separate Account Charge 2.55%       SU   Portfolio Architect L        1.70%    0.15%   0.20%                0.50%          2.55%
                                     R   Portfolio Architect L        1.90%    0.15%                        0.50%          2.55%
                                     R   Pioneer AnnuiStar Flex       1.90%    0.15%                        0.50%          2.55%
                                    SU   Pioneer AnnuiStar Flex       1.70%    0.15%   0.20%                0.50%          2.55%
                                     R   Vintage L                    1.90%    0.15%                        0.50%          2.55%

Separate Account Charge 2.60%        R   Vintage L                    1.90%    0.15%   0.15%     0.40%                     2.60%

Separate Account Charge 2.65%        R   Pioneer AnnuiStar Flex       1.90%    0.15%   0.20%     0.40%                     2.65%
                                     R   Portfolio Architect L        1.90%    0.15%   0.20%     0.40%                     2.65%

Separate Account Charge 2.70%        R   Vintage L                    1.90%    0.15%   0.15%                0.50%          2.70%

Separate Account Charge 2.75%        R   Pioneer AnnuiStar Flex       1.90%    0.15%   0.20%                0.50%          2.75%
                                     R   Portfolio Architect L        1.90%    0.15%   0.20%                0.50%          2.75%
--------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and listed directly below.

--------------------------------------------------------------------------------
                                  Withdrawal/Surrender Charges (as a percentage
Product                           of the amount withdrawn)
--------------------------------------------------------------------------------
Pioneer AnnuiStar Flex            Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L             Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3             Up to 6% decreasing to 0% in years 4 and later
Vintage L                         Up to 6% decreasing to 0% in years 5 and later
Vintage II                        Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)            Up to 6% decreasing to 0% in years 8 and later
Vintage 3                         Up to 6% decreasing to 0% in years 4 and later
--------------------------------------------------------------------------------

Contract withdrawal/surrender payments for Separate Account Nine include $416,941 and $117,361 for the years ended December 31,2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Capital Appreciation Fund
    Separate Account Charges 1.30% ......................................            --      $  1.135         $         --
    Separate Account Charges 1.40% ......................................            --         1.131                   --
    Separate Account Charges 1.50% ......................................            --         1.128                   --
    Separate Account Charges 1.55% ......................................            --         1.127                   --
    Separate Account Charges 1.60% ......................................            --         1.125                   --
    Separate Account Charges 1.65% ......................................            --         1.348                   --
    Separate Account Charges 1.70% ......................................            --         1.398                   --
    Separate Account Charges 1.75% ......................................        20,151         1.121               22,580
    Separate Account Charges 1.80% ......................................            --         1.395                   --
    Separate Account Charges 1.85% ......................................        10,285         1.117               11,494
    Separate Account Charges 1.90% ......................................            --         1.392                   --
    Separate Account Charges 1.95% ......................................            --         1.391                   --
    Separate Account Charges 2.00% ......................................            --         1.389                   --
    Separate Account Charges 2.05% ......................................            --         1.111                   --
    Separate Account Charges 2.10% ......................................            --         1.340                   --
    Separate Account Charges 2.15% ......................................        33,175         1.385               45,949
    Separate Account Charges 2.20% ......................................            --         1.338                   --
    Separate Account Charges 2.25% ......................................        85,168         1.382              117,716
    Separate Account Charges 2.35% ......................................            --         1.335                   --
    Separate Account Charges 2.40% ......................................            --         1.334                   --
    Separate Account Charges 2.45% ......................................            --         1.377                   --
    Separate Account Charges 2.50% ......................................            --         1.168                   --
    Separate Account Charges 2.55% ......................................            --         1.168                   --
    Separate Account Charges 2.60% ......................................            --         1.330                   --
    Separate Account Charges 2.65% ......................................            --         1.330                   --

High Yield Bond Trust
    Separate Account Charges 1.30% ......................................            --         1.071                   --
    Separate Account Charges 1.40% ......................................            --         1.070                   --
    Separate Account Charges 1.50% ......................................            --         1.069                   --
    Separate Account Charges 1.55% ......................................            --         1.069                   --
    Separate Account Charges 1.60% ......................................            --         1.068                   --
    Separate Account Charges 1.65% ......................................            --         1.068                   --
    Separate Account Charges 1.70% ......................................            --         1.068                   --
    Separate Account Charges 1.75% ......................................         7,175         1.067                7,658
    Separate Account Charges 1.80% ......................................            --         1.067                   --
    Separate Account Charges 1.85% ......................................        37,258         1.067               39,741
    Separate Account Charges 1.90% ......................................            --         1.066                   --
    Separate Account Charges 1.95% ......................................            --         1.066                   --
    Separate Account Charges 2.00% ......................................            --         1.066                   --
    Separate Account Charges 2.05% ......................................            --         1.065                   --
    Separate Account Charges 2.10% ......................................            --         1.065                   --
    Separate Account Charges 2.15% ......................................        45,170         1.065               48,085
    Separate Account Charges 2.20% ......................................            --         1.064                   --
    Separate Account Charges 2.25% ......................................        18,738         1.064               19,934
    Separate Account Charges 2.35% ......................................            --         1.063                   --
    Separate Account Charges 2.40% ......................................            --         1.063                   --
    Separate Account Charges 2.45% ......................................            --         1.062                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
High Yield Bond Trust (continued)
    Separate Account Charges 2.50% ......................................            --      $  1.075         $         --
    Separate Account Charges 2.55% ......................................            --         1.075                   --
    Separate Account Charges 2.60% ......................................            --         1.061                   --
    Separate Account Charges 2.65% ......................................            --         1.061                   --

Managed Assets Trust
    Separate Account Charges 1.30% ......................................            --         1.079                   --
    Separate Account Charges 1.40% ......................................            --         1.078                   --
    Separate Account Charges 1.50% ......................................            --         1.077                   --
    Separate Account Charges 1.55% ......................................            --         1.077                   --
    Separate Account Charges 1.60% ......................................            --         1.077                   --
    Separate Account Charges 1.65% ......................................            --         1.076                   --
    Separate Account Charges 1.70% ......................................            --         1.076                   --
    Separate Account Charges 1.75% ......................................        14,155         1.076               15,226
    Separate Account Charges 1.80% ......................................            --         1.075                   --
    Separate Account Charges 1.85% ......................................            --         1.075                   --
    Separate Account Charges 1.90% ......................................            --         1.075                   --
    Separate Account Charges 1.95% ......................................            --         1.074                   --
    Separate Account Charges 2.00% ......................................            --         1.074                   --
    Separate Account Charges 2.05% ......................................            --         1.073                   --
    Separate Account Charges 2.10% ......................................            --         1.073                   --
    Separate Account Charges 2.15% ......................................        26,657         1.073               28,596
    Separate Account Charges 2.20% ......................................            --         1.072                   --
    Separate Account Charges 2.25% ......................................         4,897         1.072                5,250
    Separate Account Charges 2.35% ......................................            --         1.071                   --
    Separate Account Charges 2.40% ......................................            --         1.071                   --
    Separate Account Charges 2.45% ......................................            --         1.071                   --
    Separate Account Charges 2.50% ......................................            --         1.071                   --
    Separate Account Charges 2.55% ......................................            --         1.070                   --
    Separate Account Charges 2.60% ......................................            --         1.070                   --
    Separate Account Charges 2.65% ......................................            --         1.069                   --

Money Market Portfolio
    Separate Account Charges 1.30% ......................................            --         0.992                   --
    Separate Account Charges 1.40% ......................................            --         0.990                   --
    Separate Account Charges 1.50% ......................................            --         0.987                   --
    Separate Account Charges 1.55% ......................................            --         0.985                   --
    Separate Account Charges 1.60% ......................................            --         0.984                   --
    Separate Account Charges 1.65% ......................................            --         0.990                   --
    Separate Account Charges 1.70% ......................................            --         0.984                   --
    Separate Account Charges 1.75% ......................................        20,771         0.980               20,357
    Separate Account Charges 1.80% ......................................            --         0.982                   --
    Separate Account Charges 1.85% ......................................       810,036         0.977              791,734
    Separate Account Charges 1.90% ......................................            --         0.980                   --
    Separate Account Charges 1.95% ......................................            --         0.979                   --
    Separate Account Charges 2.00% ......................................            --         0.978                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Money Market Portfolio (continued)
    Separate Account Charges 2.05% ......................................            --      $  0.972         $         --
    Separate Account Charges 2.10% ......................................            --         0.984                   --
    Separate Account Charges 2.15% ......................................        75,548         0.975               73,644
    Separate Account Charges 2.20% ......................................            --         0.982                   --
    Separate Account Charges 2.25% ......................................       506,125         0.973              492,353
    Separate Account Charges 2.35% ......................................            --         0.980                   --
    Separate Account Charges 2.40% ......................................            --         0.979                   --
    Separate Account Charges 2.45% ......................................            --         0.969                   --
    Separate Account Charges 2.50% ......................................            --         0.993                   --
    Separate Account Charges 2.55% ......................................            --         0.993                   --
    Separate Account Charges 2.60% ......................................            --         0.977                   --
    Separate Account Charges 2.65% ......................................        35,314         0.976               34,474

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.30% ......................................            --         1.084                   --
    Separate Account Charges 1.40% ......................................            --         1.082                   --
    Separate Account Charges 1.50% ......................................            --         1.081                   --
    Separate Account Charges 1.55% ......................................            --         1.081                   --
    Separate Account Charges 1.60% ......................................            --         1.080                   --
    Separate Account Charges 1.65% ......................................            --         1.079                   --
    Separate Account Charges 1.70% ......................................            --         1.079                   --
    Separate Account Charges 1.75% ......................................            --         1.078                   --
    Separate Account Charges 1.80% ......................................            --         1.078                   --
    Separate Account Charges 1.85% ......................................       184,577         1.077              198,792
    Separate Account Charges 1.90% ......................................            --         1.076                   --
    Separate Account Charges 1.95% ......................................            --         1.076                   --
    Separate Account Charges 2.00% ......................................            --         1.075                   --
    Separate Account Charges 2.05% ......................................        40,658         1.075               43,694
    Separate Account Charges 2.10% ......................................            --         1.074                   --
    Separate Account Charges 2.15% ......................................            --         1.073                   --
    Separate Account Charges 2.20% ......................................            --         1.073                   --
    Separate Account Charges 2.25% ......................................       330,264         1.072              354,138
    Separate Account Charges 2.35% ......................................            --         1.071                   --
    Separate Account Charges 2.40% ......................................            --         1.071                   --
    Separate Account Charges 2.45% ......................................        33,380         1.070               35,715
    Separate Account Charges 2.50% ......................................            --         1.054                   --
    Separate Account Charges 2.55% ......................................            --         1.054                   --
    Separate Account Charges 2.60% ......................................            --         1.068                   --
    Separate Account Charges 2.65% ......................................        15,243         1.068               16,273
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.30% ......................................            --         1.170                   --
    Separate Account Charges 1.40% ......................................            --         1.169                   --
    Separate Account Charges 1.50% ......................................            --         1.168                   --
    Separate Account Charges 1.55% ......................................            --         1.167                   --
    Separate Account Charges 1.60% ......................................            --         1.166                   --
    Separate Account Charges 1.65% ......................................            --         1.166                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
AIM Variable Insurance Funds, Inc. (continued)
  AIM V.I. Mid Cap Core Equity Fund - Series II (continued)
    Separate Account Charges 1.70% ......................................            --      $  1.165         $         --
    Separate Account Charges 1.75% ......................................            --         1.164                   --
    Separate Account Charges 1.80% ......................................            --         1.164                   --
    Separate Account Charges 1.85% ......................................        50,867         1.163               59,167
    Separate Account Charges 1.90% ......................................            --         1.163                   --
    Separate Account Charges 1.95% ......................................            --         1.162                   --
    Separate Account Charges 2.00% ......................................            --         1.161                   --
    Separate Account Charges 2.05% ......................................            --         1.161                   --
    Separate Account Charges 2.10% ......................................            --         1.160                   --
    Separate Account Charges 2.15% ......................................            --         1.159                   --
    Separate Account Charges 2.20% ......................................            --         1.159                   --
    Separate Account Charges 2.25% ......................................       162,460         1.158              188,141
    Separate Account Charges 2.35% ......................................            --         1.157                   --
    Separate Account Charges 2.40% ......................................            --         1.156                   --
    Separate Account Charges 2.45% ......................................            --         1.156                   --
    Separate Account Charges 2.50% ......................................            --         1.064                   --
    Separate Account Charges 2.55% ......................................            --         1.064                   --
    Separate Account Charges 2.60% ......................................            --         1.154                   --
    Separate Account Charges 2.65% ......................................            --         1.153                   --
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.30% ......................................        95,819         0.786               75,299
    Separate Account Charges 1.40% ......................................        37,530         0.783               29,385
    Separate Account Charges 1.50% ......................................            --         0.801                   --
    Separate Account Charges 1.55% ......................................            --         0.779                   --
    Separate Account Charges 1.60% ......................................            --         0.798                   --
    Separate Account Charges 1.65% ......................................            --         1.159                   --
    Separate Account Charges 1.70% ......................................        12,254         1.232               15,092
    Separate Account Charges 1.75% ......................................            --         0.794                   --
    Separate Account Charges 1.80% ......................................            --         1.229                   --
    Separate Account Charges 1.85% ......................................       119,228         0.997              118,886
    Separate Account Charges 1.90% ......................................            --         1.227                   --
    Separate Account Charges 1.95% ......................................            --         1.225                   --
    Separate Account Charges 2.00% ......................................            --         1.224                   --
    Separate Account Charges 2.05% ......................................            --         0.991                   --
    Separate Account Charges 2.10% ......................................            --         1.152                   --
    Separate Account Charges 2.15% ......................................            --         1.220                   --
    Separate Account Charges 2.20% ......................................            --         1.150                   --
    Separate Account Charges 2.25% ......................................         7,578         1.218                9,228
    Separate Account Charges 2.35% ......................................            --         1.148                   --
    Separate Account Charges 2.40% ......................................            --         1.147                   --
    Separate Account Charges 2.45% ......................................            --         1.213                   --
    Separate Account Charges 2.50% ......................................            --         1.049                   --
    Separate Account Charges 2.55% ......................................            --         1.049                   --
    Separate Account Charges 2.60% ......................................            --         1.144                   --
    Separate Account Charges 2.65% ......................................            --         1.143                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.30% ......................................       182,993      $  1.130         $    206,696
    Separate Account Charges 1.40% ......................................       136,752         1.127              154,054
    Separate Account Charges 1.50% ......................................        25,030         1.124               28,121
    Separate Account Charges 1.55% ......................................            --         1.122                   --
    Separate Account Charges 1.60% ......................................            --         1.121                   --
    Separate Account Charges 1.65% ......................................         4,346         1.227                5,334
    Separate Account Charges 1.70% ......................................        66,221         1.365               90,371
    Separate Account Charges 1.75% ......................................            --         1.116                   --
    Separate Account Charges 1.80% ......................................       391,798         1.362              533,590
    Separate Account Charges 1.85% ......................................       206,918         1.113              230,315
    Separate Account Charges 1.90% ......................................       142,683         1.359              193,925
    Separate Account Charges 1.95% ......................................            --         1.358                   --
    Separate Account Charges 2.00% ......................................         7,914         1.356               10,734
    Separate Account Charges 2.05% ......................................            --         1.107                   --
    Separate Account Charges 2.10% ......................................            --         1.220                   --
    Separate Account Charges 2.15% ......................................            --         1.352                   --
    Separate Account Charges 2.20% ......................................         6,602         1.218                8,041
    Separate Account Charges 2.25% ......................................       671,346         1.349              905,956
    Separate Account Charges 2.35% ......................................            --         1.215                   --
    Separate Account Charges 2.40% ......................................            --         1.215                   --
    Separate Account Charges 2.45% ......................................         3,990         1.344                5,363
    Separate Account Charges 2.50% ......................................            --         1.080                   --
    Separate Account Charges 2.55% ......................................            --         1.080                   --
    Separate Account Charges 2.60% ......................................            --         1.211                   --
    Separate Account Charges 2.65% ......................................            --         1.210                   --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.30% ......................................       413,899         0.671              277,837
    Separate Account Charges 1.40% ......................................       645,133         0.668              430,824
    Separate Account Charges 1.50% ......................................        12,938         0.783               10,133
    Separate Account Charges 1.55% ......................................        21,358         0.663               14,153
    Separate Account Charges 1.60% ......................................            --         0.780                   --
    Separate Account Charges 1.65% ......................................            --         1.167                   --
    Separate Account Charges 1.70% ......................................        29,427         1.224               36,033
    Separate Account Charges 1.75% ......................................         2,370         0.776                1,840
    Separate Account Charges 1.80% ......................................       107,514         1.222              131,384
    Separate Account Charges 1.85% ......................................        75,694         1.034               78,301
    Separate Account Charges 1.90% ......................................       177,996         1.220              217,070
    Separate Account Charges 1.95% ......................................            --         1.218                   --
    Separate Account Charges 2.00% ......................................            --         1.217                   --
    Separate Account Charges 2.05% ......................................            --         1.028                   --
    Separate Account Charges 2.10% ......................................            --         1.159                   --
    Separate Account Charges 2.15% ......................................        91,022         1.213              110,440
    Separate Account Charges 2.20% ......................................            --         1.158                   --
    Separate Account Charges 2.25% ......................................       216,941         1.211              262,680
    Separate Account Charges 2.35% ......................................            --         1.155                   --
    Separate Account Charges 2.40% ......................................         9,401         1.155               10,854
    Separate Account Charges 2.45% ......................................            --         1.206                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
AllianceBernstein Variable Product Series Fund, Inc. (continued)
  AllianceBernstein Premier Growth Portfolio - Class B (continued)
    Separate Account Charges 2.50% ......................................            --      $  1.057         $         --
    Separate Account Charges 2.55% ......................................            --         1.057                   --
    Separate Account Charges 2.60% ......................................            --         1.151                   --
    Separate Account Charges 2.65% ......................................            --         1.151                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................       635,480         1.035              657,541
    Separate Account Charges 1.40% ......................................     1,462,977         1.029            1,506,031
    Separate Account Charges 1.50% ......................................       354,206         1.120              396,640
    Separate Account Charges 1.55% ......................................        37,544         1.022               38,353
    Separate Account Charges 1.60% ......................................            --         1.116                   --
    Separate Account Charges 1.65% ......................................            --         1.328                   --
    Separate Account Charges 1.70% ......................................       197,563         1.461              288,643
    Separate Account Charges 1.75% ......................................        86,407         1.110               95,902
    Separate Account Charges 1.80% ......................................     1,380,219         1.458            2,012,412
    Separate Account Charges 1.85% ......................................       689,281         1.473            1,014,982
    Separate Account Charges 1.90% ......................................       921,393         1.455            1,340,678
    Separate Account Charges 1.95% ......................................            --         1.454                   --
    Separate Account Charges 2.00% ......................................        16,089         1.452               23,362
    Separate Account Charges 2.05% ......................................        45,727         1.463               66,895
    Separate Account Charges 2.10% ......................................        20,425         1.319               26,950
    Separate Account Charges 2.15% ......................................       440,414         1.448              637,580
    Separate Account Charges 2.20% ......................................         8,440         1.318               11,122
    Separate Account Charges 2.25% ......................................     3,301,874         1.445            4,770,314
    Separate Account Charges 2.35% ......................................        12,546         1.315               16,498
    Separate Account Charges 2.40% ......................................        13,351         1.314               17,543
    Separate Account Charges 2.45% ......................................       117,326         1.439              168,813
    Separate Account Charges 2.50% ......................................            --         1.112                   --
    Separate Account Charges 2.55% ......................................            --         1.112                   --
    Separate Account Charges 2.60% ......................................        51,138         1.310               67,010
    Separate Account Charges 2.65% ......................................        21,588         1.309               28,269
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................     1,147,016         1.087            1,247,239
    Separate Account Charges 1.40% ......................................     3,262,722         1.082            3,529,705
    Separate Account Charges 1.50% ......................................     1,107,265         0.970            1,073,690
    Separate Account Charges 1.55% ......................................        31,773         1.073               34,108
    Separate Account Charges 1.60% ......................................            --         0.966                   --
    Separate Account Charges 1.65% ......................................        29,296         1.274               37,310
    Separate Account Charges 1.70% ......................................       841,707         1.429            1,202,954
    Separate Account Charges 1.75% ......................................       142,633         0.961              137,081
    Separate Account Charges 1.80% ......................................     5,178,708         1.426            7,386,299
    Separate Account Charges 1.85% ......................................     3,022,506         1.362            4,116,023
    Separate Account Charges 1.90% ......................................     3,889,901         1.423            5,536,750
    Separate Account Charges 1.95% ......................................            --         1.422                   --
    Separate Account Charges 2.00% ......................................        59,168         1.420               84,047

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
American Funds Insurance Series (continued)
  Growth Fund - Class 2 Shares (continued)
    Separate Account Charges 2.05% ......................................       224,757      $  1.353         $    304,073
    Separate Account Charges 2.10% ......................................       102,273         1.266              129,440
    Separate Account Charges 2.15% ......................................     1,059,551         1.416            1,500,467
    Separate Account Charges 2.20% ......................................        16,435         1.264               20,771
    Separate Account Charges 2.25% ......................................     9,273,857         1.413           13,106,088
    Separate Account Charges 2.35% ......................................       176,039         1.261              222,027
    Separate Account Charges 2.40% ......................................        90,549         1.260              114,124
    Separate Account Charges 2.45% ......................................       310,557         1.408              437,108
    Separate Account Charges 2.50% ......................................            --         1.085                   --
    Separate Account Charges 2.55% ......................................        33,273         1.085               36,089
    Separate Account Charges 2.60% ......................................       193,007         1.257              242,581
    Separate Account Charges 2.65% ......................................        57,073         1.256               71,683
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................     1,852,914         1.287            2,384,416
    Separate Account Charges 1.40% ......................................     2,860,876         1.280            3,662,498
    Separate Account Charges 1.50% ......................................     1,074,777         1.093            1,175,045
    Separate Account Charges 1.55% ......................................        52,842         1.270               67,128
    Separate Account Charges 1.60% ......................................            --         1.089                   --
    Separate Account Charges 1.65% ......................................        30,166         1.247               37,616
    Separate Account Charges 1.70% ......................................     1,302,700         1.372            1,787,777
    Separate Account Charges 1.75% ......................................       471,293         1.084              510,700
    Separate Account Charges 1.80% ......................................     6,778,127         1.370            9,283,146
    Separate Account Charges 1.85% ......................................     3,748,375         1.291            4,838,173
    Separate Account Charges 1.90% ......................................     4,565,999         1.367            6,240,738
    Separate Account Charges 1.95% ......................................            --         1.365                   --
    Separate Account Charges 2.00% ......................................        71,798         1.364               97,934
    Separate Account Charges 2.05% ......................................       141,724         1.282              181,739
    Separate Account Charges 2.10% ......................................       107,765         1.239              133,544
    Separate Account Charges 2.15% ......................................       945,214         1.360            1,285,335
    Separate Account Charges 2.20% ......................................        22,121         1.238               27,375
    Separate Account Charges 2.25% ......................................    12,269,497         1.357           16,650,478
    Separate Account Charges 2.35% ......................................       116,974         1.235              144,456
    Separate Account Charges 2.40% ......................................       147,383         1.234              181,883
    Separate Account Charges 2.45% ......................................       519,464         1.352              702,075
    Separate Account Charges 2.50% ......................................            --         1.064                   --
    Separate Account Charges 2.55% ......................................            --         1.064                   --
    Separate Account Charges 2.60% ......................................       128,857         1.231              158,579
    Separate Account Charges 2.65% ......................................        54,720         1.230               67,295

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.30% ......................................            --      $  1.399         $         --
    Separate Account Charges 1.40% ......................................            --         1.395                   --
    Separate Account Charges 1.50% ......................................            --         1.391                   --
    Separate Account Charges 1.55% ......................................            --         1.389                   --
    Separate Account Charges 1.60% ......................................            --         1.387                   --
    Separate Account Charges 1.65% ......................................            --         1.506                   --
    Separate Account Charges 1.70% ......................................            --         1.695                   --
    Separate Account Charges 1.75% ......................................            --         1.381                   --
    Separate Account Charges 1.80% ......................................            --         1.691                   --
    Separate Account Charges 1.85% ......................................        10,858         1.377               14,958
    Separate Account Charges 1.90% ......................................            --         1.688                   --
    Separate Account Charges 1.95% ......................................            --         1.686                   --
    Separate Account Charges 2.00% ......................................            --         1.684                   --
    Separate Account Charges 2.05% ......................................            --         1.370                   --
    Separate Account Charges 2.10% ......................................            --         1.496                   --
    Separate Account Charges 2.15% ......................................            --         1.679                   --
    Separate Account Charges 2.20% ......................................            --         1.494                   --
    Separate Account Charges 2.25% ......................................            --         1.676                   --
    Separate Account Charges 2.35% ......................................            --         1.491                   --
    Separate Account Charges 2.40% ......................................            --         1.490                   --
    Separate Account Charges 2.45% ......................................            --         1.669                   --
    Separate Account Charges 2.50% ......................................            --         1.286                   --
    Separate Account Charges 2.55% ......................................            --         1.285                   --
    Separate Account Charges 2.60% ......................................            --         1.486                   --
    Separate Account Charges 2.65% ......................................            --         1.485                   --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.30% ......................................            --         1.643                   --
    Separate Account Charges 1.40% ......................................            --         1.638                   --
    Separate Account Charges 1.50% ......................................            --         1.634                   --
    Separate Account Charges 1.55% ......................................            --         1.632                   --
    Separate Account Charges 1.60% ......................................            --         1.629                   --
    Separate Account Charges 1.65% ......................................            --         1.480                   --
    Separate Account Charges 1.70% ......................................            --         1.711                   --
    Separate Account Charges 1.75% ......................................        59,655         1.623               96,797
    Separate Account Charges 1.80% ......................................            --         1.708                   --
    Separate Account Charges 1.85% ......................................       282,289         1.618              456,776
    Separate Account Charges 1.90% ......................................            --         1.704                   --
    Separate Account Charges 1.95% ......................................            --         1.702                   --
    Separate Account Charges 2.00% ......................................            --         1.701                   --
    Separate Account Charges 2.05% ......................................            --         1.609                   --
    Separate Account Charges 2.10% ......................................            --         1.470                   --
    Separate Account Charges 2.15% ......................................       259,924         1.696              440,711
    Separate Account Charges 2.20% ......................................            --         1.468                   --
    Separate Account Charges 2.25% ......................................       363,487         1.692              615,055
    Separate Account Charges 2.35% ......................................            --         1.465                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Delaware VIP Trust (continued)
  Delaware VIP REIT Series - Standard Class (continued)
    Separate Account Charges 2.40% ......................................            --      $  1.464         $         --
    Separate Account Charges 2.45% ......................................        15,026         1.685               25,323
    Separate Account Charges 2.50% ......................................            --         1.287                   --
    Separate Account Charges 2.55% ......................................            --         1.286                   --
    Separate Account Charges 2.60% ......................................            --         1.460                   --
    Separate Account Charges 2.65% ......................................            --         1.459                   --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.30% ......................................            --         0.996                   --
    Separate Account Charges 1.40% ......................................            --         0.993                   --
    Separate Account Charges 1.50% ......................................            --         0.990                   --
    Separate Account Charges 1.55% ......................................            --         0.989                   --
    Separate Account Charges 1.60% ......................................            --         0.987                   --
    Separate Account Charges 1.65% ......................................            --         1.151                   --
    Separate Account Charges 1.70% ......................................            --         1.195                   --
    Separate Account Charges 1.75% ......................................        47,720         0.983               46,924
    Separate Account Charges 1.80% ......................................            --         1.192                   --
    Separate Account Charges 1.85% ......................................       157,298         0.981              154,246
    Separate Account Charges 1.90% ......................................            --         1.190                   --
    Separate Account Charges 1.95% ......................................            --         1.189                   --
    Separate Account Charges 2.00% ......................................            --         1.187                   --
    Separate Account Charges 2.05% ......................................            --         0.975                   --
    Separate Account Charges 2.10% ......................................            --         1.144                   --
    Separate Account Charges 2.15% ......................................        17,366         1.184               20,557
    Separate Account Charges 2.20% ......................................            --         1.142                   --
    Separate Account Charges 2.25% ......................................       109,406         1.181              129,245
    Separate Account Charges 2.35% ......................................            --         1.140                   --
    Separate Account Charges 2.40% ......................................            --         1.139                   --
    Separate Account Charges 2.45% ......................................            --         1.177                   --
    Separate Account Charges 2.50% ......................................            --         1.022                   --
    Separate Account Charges 2.55% ......................................            --         1.021                   --
    Separate Account Charges 2.60% ......................................            --         1.136                   --
    Separate Account Charges 2.65% ......................................            --         1.135                   --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.30% ......................................            --         1.079                   --
    Separate Account Charges 1.40% ......................................            --         1.076                   --
    Separate Account Charges 1.50% ......................................            --         1.073                   --
    Separate Account Charges 1.55% ......................................            --         1.072                   --
    Separate Account Charges 1.60% ......................................            --         1.070                   --
    Separate Account Charges 1.65% ......................................            --         1.260                   --
    Separate Account Charges 1.70% ......................................            --         1.384                   --
    Separate Account Charges 1.75% ......................................        43,035         1.066               45,859
    Separate Account Charges 1.80% ......................................            --         1.381                   --
    Separate Account Charges 1.85% ......................................        68,322         1.063               72,605

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (continued)
    Separate Account Charges 1.90% ......................................            --      $  1.378         $         --
    Separate Account Charges 1.95% ......................................            --         1.377                   --
    Separate Account Charges 2.00% ......................................            --         1.375                   --
    Separate Account Charges 2.05% ......................................            --         1.057                   --
    Separate Account Charges 2.10% ......................................            --         1.252                   --
    Separate Account Charges 2.15% ......................................        28,245         1.371               38,732
    Separate Account Charges 2.20% ......................................            --         1.250                   --
    Separate Account Charges 2.25% ......................................        25,547         1.369               34,962
    Separate Account Charges 2.35% ......................................            --         1.247                   --
    Separate Account Charges 2.40% ......................................            --         1.247                   --
    Separate Account Charges 2.45% ......................................        13,054         1.363               17,792
    Separate Account Charges 2.50% ......................................            --         1.093                   --
    Separate Account Charges 2.55% ......................................            --         1.092                   --
    Separate Account Charges 2.60% ......................................            --         1.243                   --
    Separate Account Charges 2.65% ......................................            --         1.242                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................            --         1.132                   --
    Separate Account Charges 1.40% ......................................            --         1.131                   --
    Separate Account Charges 1.50% ......................................            --         1.130                   --
    Separate Account Charges 1.55% ......................................            --         1.129                   --
    Separate Account Charges 1.60% ......................................            --         1.128                   --
    Separate Account Charges 1.65% ......................................            --         1.128                   --
    Separate Account Charges 1.70% ......................................            --         1.127                   --
    Separate Account Charges 1.75% ......................................            --         1.127                   --
    Separate Account Charges 1.80% ......................................            --         1.126                   --
    Separate Account Charges 1.85% ......................................       283,468         1.125              319,012
    Separate Account Charges 1.90% ......................................            --         1.125                   --
    Separate Account Charges 1.95% ......................................            --         1.124                   --
    Separate Account Charges 2.00% ......................................            --         1.124                   --
    Separate Account Charges 2.05% ......................................       121,341         1.123              136,254
    Separate Account Charges 2.10% ......................................            --         1.122                   --
    Separate Account Charges 2.15% ......................................            --         1.122                   --
    Separate Account Charges 2.20% ......................................            --         1.121                   --
    Separate Account Charges 2.25% ......................................       967,326         1.120            1,083,825
    Separate Account Charges 2.35% ......................................            --         1.119                   --
    Separate Account Charges 2.40% ......................................            --         1.119                   --
    Separate Account Charges 2.45% ......................................       239,289         1.118              267,520
    Separate Account Charges 2.50% ......................................            --         1.072                   --
    Separate Account Charges 2.55% ......................................            --         1.071                   --
    Separate Account Charges 2.60% ......................................            --         1.116                   --
    Separate Account Charges 2.65% ......................................        74,934         1.116               83,589

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................       252,130      $  0.879         $    221,570
    Separate Account Charges 1.40% ......................................       488,023         0.874              426,657
    Separate Account Charges 1.50% ......................................       108,496         0.971              105,334
    Separate Account Charges 1.55% ......................................         6,633         0.868                5,754
    Separate Account Charges 1.60% ......................................            --         0.967                   --
    Separate Account Charges 1.65% ......................................         5,064         1.310                6,633
    Separate Account Charges 1.70% ......................................       250,989         1.433              359,602
    Separate Account Charges 1.75% ......................................            --         0.962                   --
    Separate Account Charges 1.80% ......................................       808,014         1.430            1,155,314
    Separate Account Charges 1.85% ......................................       703,458         1.267              891,317
    Separate Account Charges 1.90% ......................................       339,336         1.427              484,199
    Separate Account Charges 1.95% ......................................            --         1.425                   --
    Separate Account Charges 2.00% ......................................            --         1.424                   --
    Separate Account Charges 2.05% ......................................         7,904         1.259                9,949
    Separate Account Charges 2.10% ......................................        20,936         1.302               27,250
    Separate Account Charges 2.15% ......................................            --         1.420                   --
    Separate Account Charges 2.20% ......................................            --         1.300                   --
    Separate Account Charges 2.25% ......................................     1,111,279         1.417            1,574,389
    Separate Account Charges 2.35% ......................................         7,965         1.297               10,331
    Separate Account Charges 2.40% ......................................         8,333         1.296               10,801
    Separate Account Charges 2.45% ......................................        76,355         1.411              107,734
    Separate Account Charges 2.50% ......................................            --         1.084                   --
    Separate Account Charges 2.55% ......................................         9,872         1.084               10,700
    Separate Account Charges 2.60% ......................................        15,699         1.293               20,292
    Separate Account Charges 2.65% ......................................        36,614         1.292               47,293
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................       334,972         1.161              388,924
    Separate Account Charges 1.40% ......................................       411,617         1.158              476,627
    Separate Account Charges 1.50% ......................................       152,523         1.155              176,144
    Separate Account Charges 1.55% ......................................        63,631         1.153               73,387
    Separate Account Charges 1.60% ......................................            --         1.152                   --
    Separate Account Charges 1.65% ......................................            --         1.240                   --
    Separate Account Charges 1.70% ......................................       169,564         1.355              229,733
    Separate Account Charges 1.75% ......................................        60,112         1.147               68,959
    Separate Account Charges 1.80% ......................................       790,025         1.352            1,068,193
    Separate Account Charges 1.85% ......................................       911,366         1.144            1,042,738
    Separate Account Charges 1.90% ......................................       435,423         1.349              587,534
    Separate Account Charges 1.95% ......................................            --         1.348                   --
    Separate Account Charges 2.00% ......................................        10,810         1.347               14,557
    Separate Account Charges 2.05% ......................................        62,851         1.138               71,528
    Separate Account Charges 2.10% ......................................        32,618         1.232               40,193
    Separate Account Charges 2.15% ......................................       164,481         1.342              220,809
    Separate Account Charges 2.20% ......................................            --         1.230                   --
    Separate Account Charges 2.25% ......................................     2,095,459         1.340            2,807,342
    Separate Account Charges 2.35% ......................................         8,874         1.228               10,897
    Separate Account Charges 2.40% ......................................            --         1.227                   --
    Separate Account Charges 2.45% ......................................        66,367         1.334               88,553
    Separate Account Charges 2.50% ......................................            --         1.099                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.099         $         --
    Separate Account Charges 2.60% ......................................            --         1.224                   --
    Separate Account Charges 2.65% ......................................         1,080         1.223                1,321
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................        10,263         1.784               18,306
    Separate Account Charges 1.40% ......................................        34,731         1.781               61,844
    Separate Account Charges 1.50% ......................................        34,186         1.778               60,772
    Separate Account Charges 1.55% ......................................         2,082         1.776                3,699
    Separate Account Charges 1.60% ......................................            --         1.775                   --
    Separate Account Charges 1.65% ......................................            --         1.552                   --
    Separate Account Charges 1.70% ......................................        10,971         1.772               19,438
    Separate Account Charges 1.75% ......................................        12,110         1.770               21,439
    Separate Account Charges 1.80% ......................................       330,772         1.769              585,075
    Separate Account Charges 1.85% ......................................        74,045         1.767              130,862
    Separate Account Charges 1.90% ......................................       411,039         1.766              725,845
    Separate Account Charges 1.95% ......................................            --         1.764                   --
    Separate Account Charges 2.00% ......................................         1,778         1.763                3,135
    Separate Account Charges 2.05% ......................................        27,878         1.761               49,106
    Separate Account Charges 2.10% ......................................            --         1.542                   --
    Separate Account Charges 2.15% ......................................       141,585         1.759              248,983
    Separate Account Charges 2.20% ......................................            --         1.540                   --
    Separate Account Charges 2.25% ......................................       466,251         1.756              818,554
    Separate Account Charges 2.35% ......................................            --         1.537                   --
    Separate Account Charges 2.40% ......................................            --         1.536                   --
    Separate Account Charges 2.45% ......................................        48,873         1.750               85,516
    Separate Account Charges 2.50% ......................................            --         1.260                   --
    Separate Account Charges 2.55% ......................................            --         1.260                   --
    Separate Account Charges 2.60% ......................................            --         1.531                   --
    Separate Account Charges 2.65% ......................................            --         1.530                   --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................       376,754         1.093              411,971
    Separate Account Charges 1.40% ......................................       725,699         1.088              789,417
    Separate Account Charges 1.50% ......................................       206,196         1.092              225,147
    Separate Account Charges 1.55% ......................................         7,538         1.079                8,137
    Separate Account Charges 1.60% ......................................        22,614         1.088               24,605
    Separate Account Charges 1.65% ......................................         4,847         1.373                6,654
    Separate Account Charges 1.70% ......................................       410,113         1.498              614,314
    Separate Account Charges 1.75% ......................................            --         1.082                   --
    Separate Account Charges 1.80% ......................................     1,314,117         1.495            1,964,420
    Separate Account Charges 1.85% ......................................       672,403         1.369              920,817
    Separate Account Charges 1.90% ......................................       926,948         1.492            1,382,827
    Separate Account Charges 1.95% ......................................            --         1.490                   --
    Separate Account Charges 2.00% ......................................        29,054         1.489               43,255
    Separate Account Charges 2.05% ......................................        66,369         1.361               90,297
    Separate Account Charges 2.10% ......................................        10,115         1.364               13,798
    Separate Account Charges 2.15% ......................................        93,506         1.484              138,786

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.362         $         --
    Separate Account Charges 2.25% ......................................     2,330,211         1.481            3,451,533
    Separate Account Charges 2.35% ......................................            --         1.359                   --
    Separate Account Charges 2.40% ......................................        31,246         1.359               42,449
    Separate Account Charges 2.45% ......................................       261,521         1.475              385,793
    Separate Account Charges 2.50% ......................................         6,678         1.155                7,714
    Separate Account Charges 2.55% ......................................            --         1.155                   --
    Separate Account Charges 2.60% ......................................        12,876         1.355               17,443
    Separate Account Charges 2.65% ......................................        39,024         1.354               52,832
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................            --         1.183                   --
    Separate Account Charges 1.40% ......................................        70,754         1.180               83,512
    Separate Account Charges 1.50% ......................................        83,145         1.177               97,879
    Separate Account Charges 1.55% ......................................            --         1.176                   --
    Separate Account Charges 1.60% ......................................            --         1.174                   --
    Separate Account Charges 1.65% ......................................            --         1.327                   --
    Separate Account Charges 1.70% ......................................        13,744         1.447               19,892
    Separate Account Charges 1.75% ......................................        71,930         1.169               84,111
    Separate Account Charges 1.80% ......................................       131,294         1.444              189,640
    Separate Account Charges 1.85% ......................................       204,395         1.166              238,370
    Separate Account Charges 1.90% ......................................        96,370         1.441              138,910
    Separate Account Charges 1.95% ......................................            --         1.440                   --
    Separate Account Charges 2.00% ......................................         1,328         1.438                1,911
    Separate Account Charges 2.05% ......................................         1,140         1.160                1,322
    Separate Account Charges 2.10% ......................................            --         1.319                   --
    Separate Account Charges 2.15% ......................................       331,135         1.434              474,881
    Separate Account Charges 2.20% ......................................            --         1.317                   --
    Separate Account Charges 2.25% ......................................       594,562         1.431              850,934
    Separate Account Charges 2.35% ......................................        13,918         1.315               18,296
    Separate Account Charges 2.40% ......................................            --         1.314                   --
    Separate Account Charges 2.45% ......................................        18,185         1.425               25,920
    Separate Account Charges 2.50% ......................................            --         1.119                   --
    Separate Account Charges 2.55% ......................................            --         1.118                   --
    Separate Account Charges 2.60% ......................................            --         1.310                   --
    Separate Account Charges 2.65% ......................................         1,018         1.309                1,333

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.30% ......................................       838,578         1.046              876,933
    Separate Account Charges 1.40% ......................................     1,924,055         1.040            2,001,752
    Separate Account Charges 1.50% ......................................       360,370         1.003              361,449
    Separate Account Charges 1.55% ......................................        17,692         1.032               18,265
    Separate Account Charges 1.60% ......................................            --         0.999                   --
    Separate Account Charges 1.65% ......................................        47,733         1.200               57,277
    Separate Account Charges 1.70% ......................................       916,257         1.280            1,172,535
    Separate Account Charges 1.75% ......................................            --         0.994                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Appreciation Portfolio (continued)
    Separate Account Charges 1.80% ......................................     2,460,562      $  1.277          $ 3,142,365
    Separate Account Charges 1.85% ......................................     2,527,277         1.202            3,037,755
    Separate Account Charges 1.90% ......................................     1,164,526         1.274            1,484,173
    Separate Account Charges 1.95% ......................................            --         1.273                   --
    Separate Account Charges 2.00% ......................................        21,342         1.272               27,145
    Separate Account Charges 2.05% ......................................        96,922         1.194              115,740
    Separate Account Charges 2.10% ......................................            --         1.192                   --
    Separate Account Charges 2.15% ......................................            --         1.268                   --
    Separate Account Charges 2.20% ......................................        44,636         1.191               53,152
    Separate Account Charges 2.25% ......................................     4,141,172         1.265            5,240,289
    Separate Account Charges 2.35% ......................................        76,543         1.188               90,960
    Separate Account Charges 2.40% ......................................            --         1.188                   --
    Separate Account Charges 2.45% ......................................       169,184         1.260              213,218
    Separate Account Charges 2.50% ......................................            --         1.056                   --
    Separate Account Charges 2.55% ......................................        33,887         1.055               35,766
    Separate Account Charges 2.60% ......................................            --         1.184                   --
    Separate Account Charges 2.65% ......................................            --         1.183                   --
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.30% ......................................       656,373         1.242              814,986
    Separate Account Charges 1.40% ......................................     1,037,004         1.235            1,280,993
    Separate Account Charges 1.50% ......................................       153,517         1.191              182,861
    Separate Account Charges 1.55% ......................................            --         1.226                   --
    Separate Account Charges 1.60% ......................................            --         1.187                   --
    Separate Account Charges 1.65% ......................................         3,063         1.112                3,406
    Separate Account Charges 1.70% ......................................       463,361         1.165              539,699
    Separate Account Charges 1.75% ......................................            --         1.181                   --
    Separate Account Charges 1.80% ......................................     2,453,519         1.162            2,851,905
    Separate Account Charges 1.85% ......................................     1,620,779         1.197            1,939,724
    Separate Account Charges 1.90% ......................................     1,054,803         1.160            1,223,580
    Separate Account Charges 1.95% ......................................            --         1.159                   --
    Separate Account Charges 2.00% ......................................         2,319         1.158                2,684
    Separate Account Charges 2.05% ......................................        41,948         1.189               49,876
    Separate Account Charges 2.10% ......................................        45,255         1.105               50,012
    Separate Account Charges 2.15% ......................................            --         1.154                   --
    Separate Account Charges 2.20% ......................................            --         1.104                   --
    Separate Account Charges 2.25% ......................................     2,920,201         1.152            3,363,237
    Separate Account Charges 2.35% ......................................        19,932         1.101               21,950
    Separate Account Charges 2.40% ......................................            --         1.100                   --
    Separate Account Charges 2.45% ......................................        21,561         1.147               24,732
    Separate Account Charges 2.50% ......................................            --         1.069                   --
    Separate Account Charges 2.55% ......................................            --         1.069                   --
    Separate Account Charges 2.60% ......................................            --         1.097                   --
    Separate Account Charges 2.65% ......................................            --         1.097                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................       188,261      $  0.869         $    163,510
    Separate Account Charges 1.40% ......................................       504,425         0.864              435,863
    Separate Account Charges 1.50% ......................................        56,171         0.954               53,583
    Separate Account Charges 1.55% ......................................         3,911         0.857                3,354
    Separate Account Charges 1.60% ......................................            --         0.951                   --
    Separate Account Charges 1.65% ......................................            --         1.227                   --
    Separate Account Charges 1.70% ......................................       429,756         1.316              565,661
    Separate Account Charges 1.75% ......................................       169,018         0.946              159,807
    Separate Account Charges 1.80% ......................................     1,278,376         1.314            1,679,222
    Separate Account Charges 1.85% ......................................     1,576,990         1.180            1,861,300
    Separate Account Charges 1.90% ......................................       445,730         1.311              584,295
    Separate Account Charges 1.95% ......................................            --         1.310                   --
    Separate Account Charges 2.00% ......................................         3,152         1.308                4,123
    Separate Account Charges 2.05% ......................................        24,381         1.173               28,588
    Separate Account Charges 2.10% ......................................        54,008         1.219               65,857
    Separate Account Charges 2.15% ......................................       393,773         1.304              513,562
    Separate Account Charges 2.20% ......................................            --         1.218                   --
    Separate Account Charges 2.25% ......................................     2,252,138         1.302            2,931,289
    Separate Account Charges 2.35% ......................................        76,132         1.215               92,515
    Separate Account Charges 2.40% ......................................        39,382         1.214               47,824
    Separate Account Charges 2.45% ......................................        56,683         1.296               73,477
    Separate Account Charges 2.50% ......................................            --         1.069                   --
    Separate Account Charges 2.55% ......................................            --         1.069                   --
    Separate Account Charges 2.60% ......................................         8,417         1.211               10,193
    Separate Account Charges 2.65% ......................................            --         1.210                   --
  Fundamental Value Portfolio
    Separate Account Charges 1.30% ......................................     1,097,780         1.310            1,437,810
    Separate Account Charges 1.40% ......................................     1,896,436         1.303            2,471,264
    Separate Account Charges 1.50% ......................................       815,357         1.034              843,321
    Separate Account Charges 1.55% ......................................        66,822         1.293               86,418
    Separate Account Charges 1.60% ......................................            --         1.031                   --
    Separate Account Charges 1.65% ......................................        24,946         1.246               31,083
    Separate Account Charges 1.70% ......................................       762,092         1.401            1,067,393
    Separate Account Charges 1.75% ......................................            --         1.025                   --
    Separate Account Charges 1.80% ......................................     4,442,339         1.398            6,209,349
    Separate Account Charges 1.85% ......................................     2,104,693         1.310            2,756,961
    Separate Account Charges 1.90% ......................................     3,058,014         1.395            4,265,706
    Separate Account Charges 1.95% ......................................            --         1.394                   --
    Separate Account Charges 2.00% ......................................        15,869         1.392               22,090
    Separate Account Charges 2.05% ......................................        78,557         1.301              102,233
    Separate Account Charges 2.10% ......................................            --         1.238                   --
    Separate Account Charges 2.15% ......................................            --         1.388                   --
    Separate Account Charges 2.20% ......................................        24,257         1.237               29,994
    Separate Account Charges 2.25% ......................................     8,216,033         1.385           11,379,328
    Separate Account Charges 2.35% ......................................        44,212         1.234               54,556
    Separate Account Charges 2.40% ......................................        24,497         1.233               30,208
    Separate Account Charges 2.45% ......................................       246,905         1.379              340,568
    Separate Account Charges 2.50% ......................................            --         1.057                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.057         $         --
    Separate Account Charges 2.60% ......................................        33,733         1.230               41,481
    Separate Account Charges 2.65% ......................................            --         1.229                   --
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.30% ......................................            --         1.129                   --
    Separate Account Charges 1.40% ......................................            --         1.126                   --
    Separate Account Charges 1.50% ......................................            --         1.123                   --
    Separate Account Charges 1.55% ......................................            --         1.122                   --
    Separate Account Charges 1.60% ......................................            --         1.120                   --
    Separate Account Charges 1.65% ......................................            --         1.231                   --
    Separate Account Charges 1.70% ......................................            --         1.403                   --
    Separate Account Charges 1.75% ......................................        79,033         1.116               88,174
    Separate Account Charges 1.80% ......................................            --         1.400                   --
    Separate Account Charges 1.85% ......................................        12,359         1.113               13,752
    Separate Account Charges 1.90% ......................................            --         1.397                   --
    Separate Account Charges 1.95% ......................................            --         1.396                   --
    Separate Account Charges 2.00% ......................................            --         1.394                   --
    Separate Account Charges 2.05% ......................................            --         1.107                   --
    Separate Account Charges 2.10% ......................................            --         1.223                   --
    Separate Account Charges 2.15% ......................................       170,170         1.390              236,520
    Separate Account Charges 2.20% ......................................            --         1.221                   --
    Separate Account Charges 2.25% ......................................       304,200         1.387              421,948
    Separate Account Charges 2.35% ......................................         1,649         1.219                2,010
    Separate Account Charges 2.40% ......................................            --         1.218                   --
    Separate Account Charges 2.45% ......................................            --         1.381                   --
    Separate Account Charges 2.50% ......................................            --         1.053                   --
    Separate Account Charges 2.55% ......................................            --         1.053                   --
    Separate Account Charges 2.60% ......................................            --         1.215                   --
    Separate Account Charges 2.65% ......................................            --         1.214                   --
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.135                   --
    Separate Account Charges 1.40% ......................................            --         1.134                   --
    Separate Account Charges 1.50% ......................................            --         1.133                   --
    Separate Account Charges 1.55% ......................................            --         1.132                   --
    Separate Account Charges 1.60% ......................................            --         1.131                   --
    Separate Account Charges 1.65% ......................................            --         1.131                   --
    Separate Account Charges 1.70% ......................................            --         1.130                   --
    Separate Account Charges 1.75% ......................................            --         1.130                   --
    Separate Account Charges 1.80% ......................................            --         1.129                   --
    Separate Account Charges 1.85% ......................................       232,002         1.128              261,776
    Separate Account Charges 1.90% ......................................            --         1.128                   --
    Separate Account Charges 1.95% ......................................            --         1.127                   --
    Separate Account Charges 2.00% ......................................            --         1.126                   --
    Separate Account Charges 2.05% ......................................        39,542         1.126               44,518
    Separate Account Charges 2.10% ......................................            --         1.125                   --
    Separate Account Charges 2.15% ......................................            --         1.125                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.124         $         --
    Separate Account Charges 2.25% ......................................       520,721         1.123              584,970
    Separate Account Charges 2.35% ......................................            --         1.122                   --
    Separate Account Charges 2.40% ......................................            --         1.122                   --
    Separate Account Charges 2.45% ......................................       182,258         1.121              204,296
    Separate Account Charges 2.50% ......................................            --         1.052                   --
    Separate Account Charges 2.55% ......................................            --         1.052                   --
    Separate Account Charges 2.60% ......................................            --         1.119                   --
    Separate Account Charges 2.65% ......................................        34,041         1.118               38,073
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.30% ......................................            --         1.101                   --
    Separate Account Charges 1.40% ......................................            --         1.098                   --
    Separate Account Charges 1.50% ......................................            --         1.095                   --
    Separate Account Charges 1.55% ......................................            --         1.093                   --
    Separate Account Charges 1.60% ......................................            --         1.092                   --
    Separate Account Charges 1.65% ......................................            --         1.201                   --
    Separate Account Charges 1.70% ......................................            --         1.319                   --
    Separate Account Charges 1.75% ......................................         6,486         1.087                7,053
    Separate Account Charges 1.80% ......................................            --         1.316                   --
    Separate Account Charges 1.85% ......................................       115,405         1.085              125,167
    Separate Account Charges 1.90% ......................................            --         1.314                   --
    Separate Account Charges 1.95% ......................................            --         1.312                   --
    Separate Account Charges 2.00% ......................................            --         1.311                   --
    Separate Account Charges 2.05% ......................................            --         1.079                   --
    Separate Account Charges 2.10% ......................................            --         1.194                   --
    Separate Account Charges 2.15% ......................................         4,238         1.307                5,539
    Separate Account Charges 2.20% ......................................            --         1.192                   --
    Separate Account Charges 2.25% ......................................        46,141         1.304               60,185
    Separate Account Charges 2.35% ......................................            --         1.190                   --
    Separate Account Charges 2.40% ......................................            --         1.189                   --
    Separate Account Charges 2.45% ......................................            --         1.299                   --
    Separate Account Charges 2.50% ......................................            --         1.064                   --
    Separate Account Charges 2.55% ......................................            --         1.064                   --
    Separate Account Charges 2.60% ......................................            --         1.186                   --
    Separate Account Charges 2.65% ......................................            --         1.185                   --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................            --         1.099                   --
    Separate Account Charges 1.40% ......................................            --         1.096                   --
    Separate Account Charges 1.50% ......................................            --         1.093                   --
    Separate Account Charges 1.55% ......................................            --         1.091                   --
    Separate Account Charges 1.60% ......................................            --         1.090                   --
    Separate Account Charges 1.65% ......................................            --         1.149                   --
    Separate Account Charges 1.70% ......................................            --         1.184                   --
    Separate Account Charges 1.75% ......................................            --         1.085                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Balanced Portfolio - Service Shares (continued)
    Separate Account Charges 1.80% ......................................            --     $   1.181         $         --
    Separate Account Charges 1.85% ......................................     1,043,236         1.082            1,129,153
    Separate Account Charges 1.90% ......................................            --         1.179                   --
    Separate Account Charges 1.95% ......................................            --         1.178                   --
    Separate Account Charges 2.00% ......................................            --         1.176                   --
    Separate Account Charges 2.05% ......................................            --         1.076                   --
    Separate Account Charges 2.10% ......................................            --         1.142                   --
    Separate Account Charges 2.15% ......................................         2,441         1.173                2,863
    Separate Account Charges 2.20% ......................................            --         1.140                   --
    Separate Account Charges 2.25% ......................................       131,284         1.170              153,653
    Separate Account Charges 2.35% ......................................            --         1.138                   --
    Separate Account Charges 2.40% ......................................            --         1.137                   --
    Separate Account Charges 2.45% ......................................            --         1.166                   --
    Separate Account Charges 2.50% ......................................            --         1.067                   --
    Separate Account Charges 2.55% ......................................            --         1.067                   --
    Separate Account Charges 2.60% ......................................            --         1.134                   --
    Separate Account Charges 2.65% ......................................            --         1.133                   --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................            --         1.036                   --
    Separate Account Charges 1.40% ......................................            --         1.033                   --
    Separate Account Charges 1.50% ......................................            --         1.030                   --
    Separate Account Charges 1.55% ......................................            --         1.029                   --
    Separate Account Charges 1.60% ......................................            --         1.027                   --
    Separate Account Charges 1.65% ......................................            --         1.257                   --
    Separate Account Charges 1.70% ......................................            --         1.377                   --
    Separate Account Charges 1.75% ......................................            --         1.023                   --
    Separate Account Charges 1.80% ......................................            --         1.374                   --
    Separate Account Charges 1.85% ......................................        12,839         1.020               13,097
    Separate Account Charges 1.90% ......................................            --         1.372                   --
    Separate Account Charges 1.95% ......................................            --         1.370                   --
    Separate Account Charges 2.00% ......................................            --         1.369                   --
    Separate Account Charges 2.05% ......................................            --         1.015                   --
    Separate Account Charges 2.10% ......................................            --         1.249                   --
    Separate Account Charges 2.15% ......................................            --         1.365                   --
    Separate Account Charges 2.20% ......................................            --         1.247                   --
    Separate Account Charges 2.25% ......................................            --         1.362                   --
    Separate Account Charges 2.35% ......................................            --         1.245                   --
    Separate Account Charges 2.40% ......................................            --         1.244                   --
    Separate Account Charges 2.45% ......................................            --         1.356                   --
    Separate Account Charges 2.50% ......................................            --         1.038                   --
    Separate Account Charges 2.55% ......................................            --         1.038                   --
    Separate Account Charges 2.60% ......................................            --         1.240                   --
    Separate Account Charges 2.65% ......................................            --         1.240                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................            --      $  0.899         $         --
    Separate Account Charges 1.40% ......................................            --         0.896                   --
    Separate Account Charges 1.50% ......................................            --         0.894                   --
    Separate Account Charges 1.55% ......................................            --         0.893                   --
    Separate Account Charges 1.60% ......................................            --         0.891                   --
    Separate Account Charges 1.65% ......................................            --         1.188                   --
    Separate Account Charges 1.70% ......................................            --         1.345                   --
    Separate Account Charges 1.75% ......................................            --         0.888                   --
    Separate Account Charges 1.80% ......................................            --         1.342                   --
    Separate Account Charges 1.85% ......................................        26,301         0.885               23,284
    Separate Account Charges 1.90% ......................................            --         1.339                   --
    Separate Account Charges 1.95% ......................................            --         1.338                   --
    Separate Account Charges 2.00% ......................................            --         1.337                   --
    Separate Account Charges 2.05% ......................................            --         0.880                   --
    Separate Account Charges 2.10% ......................................            --         1.181                   --
    Separate Account Charges 2.15% ......................................        42,662         1.332               56,847
    Separate Account Charges 2.20% ......................................            --         1.179                   --
    Separate Account Charges 2.25% ......................................        13,988         1.330               18,601
    Separate Account Charges 2.35% ......................................            --         1.177                   --
    Separate Account Charges 2.40% ......................................            --         1.176                   --
    Separate Account Charges 2.45% ......................................            --         1.324                   --
    Separate Account Charges 2.50% ......................................            --         1.052                   --
    Separate Account Charges 2.55% ......................................            --         1.051                   --
    Separate Account Charges 2.60% ......................................            --         1.173                   --
    Separate Account Charges 2.65% ......................................            --         1.172                   --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................       190,981         0.451               86,179
    Separate Account Charges 1.40% ......................................       568,049         0.449              255,135
    Separate Account Charges 1.50% ......................................         6,396         0.877                5,608
    Separate Account Charges 1.55% ......................................         4,174         0.446                1,862
    Separate Account Charges 1.60% ......................................            --         0.874                   --
    Separate Account Charges 1.65% ......................................            --         1.355                   --
    Separate Account Charges 1.70% ......................................        29,032         1.543               44,787
    Separate Account Charges 1.75% ......................................            --         0.869                   --
    Separate Account Charges 1.80% ......................................       114,949         1.540              176,968
    Separate Account Charges 1.85% ......................................       131,294         1.279              167,890
    Separate Account Charges 1.90% ......................................       160,198         1.536              246,129
    Separate Account Charges 1.95% ......................................            --         1.535                   --
    Separate Account Charges 2.00% ......................................            --         1.533                   --
    Separate Account Charges 2.05% ......................................            --         1.270                   --
    Separate Account Charges 2.10% ......................................            --         1.347                   --
    Separate Account Charges 2.15% ......................................            --         1.529                   --
    Separate Account Charges 2.20% ......................................            --         1.345                   --
    Separate Account Charges 2.25% ......................................        17,001         1.525               25,934
    Separate Account Charges 2.35% ......................................            --         1.342                   --
    Separate Account Charges 2.40% ......................................            --         1.341                   --
    Separate Account Charges 2.45% ......................................         5,260         1.519                7,991
    Separate Account Charges 2.50% ......................................            --         1.129                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Mid Cap Growth Portfolio - Service Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.129         $         --
    Separate Account Charges 2.60% ......................................         5,758         1.337                7,701
    Separate Account Charges 2.65% ......................................            --         1.337                   --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................            --         0.935                   --
    Separate Account Charges 1.40% ......................................            --         0.933                   --
    Separate Account Charges 1.50% ......................................            --         0.930                   --
    Separate Account Charges 1.55% ......................................            --         0.929                   --
    Separate Account Charges 1.60% ......................................            --         0.927                   --
    Separate Account Charges 1.65% ......................................            --         1.176                   --
    Separate Account Charges 1.70% ......................................            --         1.225                   --
    Separate Account Charges 1.75% ......................................        26,988         0.924               24,926
    Separate Account Charges 1.80% ......................................            --         1.222                   --
    Separate Account Charges 1.85% ......................................        33,578         0.921               30,927
    Separate Account Charges 1.90% ......................................            --         1.220                   --
    Separate Account Charges 1.95% ......................................            --         1.218                   --
    Separate Account Charges 2.00% ......................................            --         1.217                   --
    Separate Account Charges 2.05% ......................................            --         0.916                   --
    Separate Account Charges 2.10% ......................................            --         1.168                   --
    Separate Account Charges 2.15% ......................................            --         1.213                   --
    Separate Account Charges 2.20% ......................................            --         1.167                   --
    Separate Account Charges 2.25% ......................................         8,044         1.211                9,741
    Separate Account Charges 2.35% ......................................            --         1.164                   --
    Separate Account Charges 2.40% ......................................            --         1.163                   --
    Separate Account Charges 2.45% ......................................            --         1.206                   --
    Separate Account Charges 2.50% ......................................            --         1.086                   --
    Separate Account Charges 2.55% ......................................            --         1.086                   --
    Separate Account Charges 2.60% ......................................            --         1.160                   --
    Separate Account Charges 2.65% ......................................            --         1.159                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.30% ......................................         7,078         1.516               10,730
    Separate Account Charges 1.40% ......................................        84,632         1.513              128,082
    Separate Account Charges 1.50% ......................................        42,908         1.511               64,829
    Separate Account Charges 1.55% ......................................            --         1.510                   --
    Separate Account Charges 1.60% ......................................            --         1.508                   --
    Separate Account Charges 1.65% ......................................            --         1.328                   --
    Separate Account Charges 1.70% ......................................            --         1.506                   --
    Separate Account Charges 1.75% ......................................        32,700         1.505               49,200
    Separate Account Charges 1.80% ......................................       145,543         1.503              218,799
    Separate Account Charges 1.85% ......................................       112,428         1.502              168,876
    Separate Account Charges 1.90% ......................................       609,594         1.501              914,903
    Separate Account Charges 1.95% ......................................            --         1.500                   --
    Separate Account Charges 2.00% ......................................         2,221         1.498                3,328

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Lazard Retirement Series, Inc. (continued)
  Lazard Retirement Small Cap Portfolio (continued)
    Separate Account Charges 2.05% ......................................        11,540      $  1.497         $     17,276
    Separate Account Charges 2.10% ......................................         4,856         1.320                6,408
    Separate Account Charges 2.15% ......................................       113,336         1.495              169,390
    Separate Account Charges 2.20% ......................................            --         1.318                   --
    Separate Account Charges 2.25% ......................................       512,682         1.492              764,973
    Separate Account Charges 2.35% ......................................            --         1.315                   --
    Separate Account Charges 2.40% ......................................            --         1.314                   --
    Separate Account Charges 2.45% ......................................       115,028         1.487              171,061
    Separate Account Charges 2.50% ......................................            --         1.125                   --
    Separate Account Charges 2.55% ......................................            --         1.125                   --
    Separate Account Charges 2.60% ......................................            --         1.310                   --
    Separate Account Charges 2.65% ......................................         5,248         1.310                6,872

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.30% ......................................            --         1.385                   --
    Separate Account Charges 1.40% ......................................        89,045         1.382              123,099
    Separate Account Charges 1.50% ......................................       142,571         1.380              196,765
    Separate Account Charges 1.55% ......................................            --         1.379                   --
    Separate Account Charges 1.60% ......................................            --         1.378                   --
    Separate Account Charges 1.65% ......................................            --         1.266                   --
    Separate Account Charges 1.70% ......................................         2,317         1.376                3,187
    Separate Account Charges 1.75% ......................................        31,692         1.374               43,557
    Separate Account Charges 1.80% ......................................       238,090         1.373              326,951
    Separate Account Charges 1.85% ......................................       439,996         1.372              603,708
    Separate Account Charges 1.90% ......................................       265,274         1.371              363,676
    Separate Account Charges 1.95% ......................................            --         1.370                   --
    Separate Account Charges 2.00% ......................................            --         1.369                   --
    Separate Account Charges 2.05% ......................................        69,261         1.368               94,716
    Separate Account Charges 2.10% ......................................            --         1.258                   --
    Separate Account Charges 2.15% ......................................       163,189         1.365              222,794
    Separate Account Charges 2.20% ......................................            --         1.256                   --
    Separate Account Charges 2.25% ......................................     1,226,122         1.363            1,671,172
    Separate Account Charges 2.35% ......................................        23,251         1.253               29,145
    Separate Account Charges 2.40% ......................................        52,007         1.253               65,145
    Separate Account Charges 2.45% ......................................        45,415         1.358               61,694
    Separate Account Charges 2.50% ......................................            --         1.099                   --
    Separate Account Charges 2.55% ......................................            --         1.098                   --
    Separate Account Charges 2.60% ......................................        26,639         1.249               33,277
    Separate Account Charges 2.65% ......................................         3,532         1.248                4,409

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Charges 1.30% ......................................         3,301      $  1.543         $      5,094
    Separate Account Charges 1.40% ......................................        90,506         1.541              139,452
    Separate Account Charges 1.50% ......................................        37,271         1.538               57,332
    Separate Account Charges 1.55% ......................................            --         1.537                   --
    Separate Account Charges 1.60% ......................................            --         1.536                   --
    Separate Account Charges 1.65% ......................................            --         1.413                   --
    Separate Account Charges 1.70% ......................................         7,990         1.533               12,250
    Separate Account Charges 1.75% ......................................        49,838         1.532               76,344
    Separate Account Charges 1.80% ......................................       306,285         1.531              468,790
    Separate Account Charges 1.85% ......................................       337,639         1.529              516,355
    Separate Account Charges 1.90% ......................................       332,971         1.528              508,788
    Separate Account Charges 1.95% ......................................            --         1.527                   --
    Separate Account Charges 2.00% ......................................         6,621         1.525               10,100
    Separate Account Charges 2.05% ......................................        66,625         1.524              101,551
    Separate Account Charges 2.10% ......................................        16,199         1.404               22,741
    Separate Account Charges 2.15% ......................................       114,516         1.522              174,256
    Separate Account Charges 2.20% ......................................            --         1.402                   --
    Separate Account Charges 2.25% ......................................     1,430,939         1.519            2,173,795
    Separate Account Charges 2.35% ......................................        29,210         1.399               40,866
    Separate Account Charges 2.40% ......................................        24,317         1.398               33,996
    Separate Account Charges 2.45% ......................................        85,876         1.514              130,023
    Separate Account Charges 2.50% ......................................            --         1.160                   --
    Separate Account Charges 2.55% ......................................            --         1.159                   --
    Separate Account Charges 2.60% ......................................         7,623         1.394               10,628
    Separate Account Charges 2.65% ......................................         5,112         1.393                7,122

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.30% ......................................            --         1.211                   --
    Separate Account Charges 1.40% ......................................         2,589         1.210                3,133
    Separate Account Charges 1.50% ......................................            --         1.209                   --
    Separate Account Charges 1.55% ......................................            --         1.208                   --
    Separate Account Charges 1.60% ......................................            --         1.207                   --
    Separate Account Charges 1.65% ......................................            --         1.207                   --
    Separate Account Charges 1.70% ......................................         1,394         1.206                1,680
    Separate Account Charges 1.75% ......................................            --         1.205                   --
    Separate Account Charges 1.80% ......................................        31,763         1.205               38,262
    Separate Account Charges 1.85% ......................................        45,466         1.204               54,738
    Separate Account Charges 1.90% ......................................        18,674         1.203               22,469
    Separate Account Charges 1.95% ......................................            --         1.203                   --
    Separate Account Charges 2.00% ......................................            --         1.202                   --
    Separate Account Charges 2.05% ......................................            --         1.201                   --
    Separate Account Charges 2.10% ......................................            --         1.201                   --
    Separate Account Charges 2.15% ......................................        73,132         1.200               87,752
    Separate Account Charges 2.20% ......................................            --         1.199                   --
    Separate Account Charges 2.25% ......................................       200,346         1.199              240,125
    Separate Account Charges 2.35% ......................................         2,361         1.197                2,826
    Separate Account Charges 2.40% ......................................         3,366         1.197                4,028

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Global Allocation V.I. Fund - Class III (continued)
    Separate Account Charges 2.45% ......................................        81,601      $  1.196         $     97,584
    Separate Account Charges 2.50% ......................................            --         1.116                   --
    Separate Account Charges 2.55% ......................................            --         1.116                   --
    Separate Account Charges 2.60% ......................................            --         1.194                   --
    Separate Account Charges 2.65% ......................................           915         1.193                1,092
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.30% ......................................            --         1.210                   --
    Separate Account Charges 1.40% ......................................       370,878         1.208              448,089
    Separate Account Charges 1.50% ......................................        55,627         1.207               67,132
    Separate Account Charges 1.55% ......................................         7,889         1.206                9,515
    Separate Account Charges 1.60% ......................................            --         1.205                   --
    Separate Account Charges 1.65% ......................................        18,002         1.205               21,689
    Separate Account Charges 1.70% ......................................        32,153         1.204               38,717
    Separate Account Charges 1.75% ......................................            --         1.203                   --
    Separate Account Charges 1.80% ......................................       266,974         1.203              321,108
    Separate Account Charges 1.85% ......................................        73,290         1.202               88,103
    Separate Account Charges 1.90% ......................................       111,046         1.201              133,415
    Separate Account Charges 1.95% ......................................            --         1.201                   --
    Separate Account Charges 2.00% ......................................         9,982         1.200               11,979
    Separate Account Charges 2.05% ......................................         1,538         1.199                1,845
    Separate Account Charges 2.10% ......................................            --         1.199                   --
    Separate Account Charges 2.15% ......................................       139,483         1.198              167,110
    Separate Account Charges 2.20% ......................................        23,905         1.197               28,624
    Separate Account Charges 2.25% ......................................       213,448         1.197              255,440
    Separate Account Charges 2.35% ......................................         4,323         1.195                5,168
    Separate Account Charges 2.40% ......................................            --         1.195                   --
    Separate Account Charges 2.45% ......................................        23,600         1.194               28,180
    Separate Account Charges 2.50% ......................................            --         1.118                   --
    Separate Account Charges 2.55% ......................................            --         1.118                   --
    Separate Account Charges 2.60% ......................................        73,096         1.192               87,133
    Separate Account Charges 2.65% ......................................           931         1.191                1,109

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.30% ......................................            --         1.108                   --
    Separate Account Charges 1.40% ......................................            --         1.107                   --
    Separate Account Charges 1.50% ......................................            --         1.106                   --
    Separate Account Charges 1.55% ......................................            --         1.105                   --
    Separate Account Charges 1.60% ......................................            --         1.104                   --
    Separate Account Charges 1.65% ......................................            --         1.104                   --
    Separate Account Charges 1.70% ......................................            --         1.103                   --
    Separate Account Charges 1.75% ......................................            --         1.103                   --
    Separate Account Charges 1.80% ......................................            --         1.102                   --
    Separate Account Charges 1.85% ......................................       345,115         1.101              380,127
    Separate Account Charges 1.90% ......................................            --         1.101                   --
    Separate Account Charges 1.95% ......................................            --         1.100                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Oppenheimer Variable Account Funds (continued)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (continued)
    Separate Account Charges 2.00% ......................................            --      $  1.100         $         --
    Separate Account Charges 2.05% ......................................        12,870         1.099               14,145
    Separate Account Charges 2.10% ......................................            --         1.098                   --
    Separate Account Charges 2.15% ......................................            --         1.098                   --
    Separate Account Charges 2.20% ......................................            --         1.097                   --
    Separate Account Charges 2.25% ......................................       295,758         1.097              324,330
    Separate Account Charges 2.35% ......................................            --         1.095                   --
    Separate Account Charges 2.40% ......................................            --         1.095                   --
    Separate Account Charges 2.45% ......................................        36,298         1.094               39,717
    Separate Account Charges 2.50% ......................................            --         1.046                   --
    Separate Account Charges 2.55% ......................................            --         1.046                   --
    Separate Account Charges 2.60% ......................................            --         1.092                   --
    Separate Account Charges 2.65% ......................................        22,202         1.092               24,239
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.30% ......................................            --         1.268                   --
    Separate Account Charges 1.40% ......................................            --         1.267                   --
    Separate Account Charges 1.50% ......................................            --         1.266                   --
    Separate Account Charges 1.55% ......................................            --         1.265                   --
    Separate Account Charges 1.60% ......................................            --         1.264                   --
    Separate Account Charges 1.65% ......................................            --         1.264                   --
    Separate Account Charges 1.70% ......................................            --         1.263                   --
    Separate Account Charges 1.75% ......................................            --         1.262                   --
    Separate Account Charges 1.80% ......................................            --         1.262                   --
    Separate Account Charges 1.85% ......................................       255,643         1.261              322,319
    Separate Account Charges 1.90% ......................................            --         1.260                   --
    Separate Account Charges 1.95% ......................................            --         1.259                   --
    Separate Account Charges 2.00% ......................................            --         1.259                   --
    Separate Account Charges 2.05% ......................................        47,199         1.258               59,379
    Separate Account Charges 2.10% ......................................            --         1.257                   --
    Separate Account Charges 2.15% ......................................            --         1.257                   --
    Separate Account Charges 2.20% ......................................            --         1.256                   --
    Separate Account Charges 2.25% ......................................       398,590         1.255              500,346
    Separate Account Charges 2.35% ......................................            --         1.254                   --
    Separate Account Charges 2.40% ......................................            --         1.253                   --
    Separate Account Charges 2.45% ......................................       100,600         1.253              126,005
    Separate Account Charges 2.50% ......................................            --         1.168                   --
    Separate Account Charges 2.55% ......................................            --         1.168                   --
    Separate Account Charges 2.60% ......................................            --         1.250                   --
    Separate Account Charges 2.65% ......................................        16,085         1.250               20,103

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Oppenheimer Variable Account Funds (continued)
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.30% ......................................            --      $  1.075         $         --
    Separate Account Charges 1.40% ......................................            --         1.074                   --
    Separate Account Charges 1.50% ......................................            --         1.073                   --
    Separate Account Charges 1.55% ......................................            --         1.073                   --
    Separate Account Charges 1.60% ......................................            --         1.072                   --
    Separate Account Charges 1.65% ......................................            --         1.072                   --
    Separate Account Charges 1.70% ......................................            --         1.072                   --
    Separate Account Charges 1.75% ......................................         2,000         1.071                2,143
    Separate Account Charges 1.80% ......................................            --         1.071                   --
    Separate Account Charges 1.85% ......................................         4,344         1.071                4,651
    Separate Account Charges 1.90% ......................................            --         1.070                   --
    Separate Account Charges 1.95% ......................................            --         1.070                   --
    Separate Account Charges 2.00% ......................................            --         1.070                   --
    Separate Account Charges 2.05% ......................................            --         1.069                   --
    Separate Account Charges 2.10% ......................................            --         1.069                   --
    Separate Account Charges 2.15% ......................................        61,540         1.068               65,754
    Separate Account Charges 2.20% ......................................            --         1.068                   --
    Separate Account Charges 2.25% ......................................         8,593         1.068                9,175
    Separate Account Charges 2.35% ......................................            --         1.067                   --
    Separate Account Charges 2.40% ......................................            --         1.067                   --
    Separate Account Charges 2.45% ......................................         6,275         1.066                6,692
    Separate Account Charges 2.50% ......................................            --         1.062                   --
    Separate Account Charges 2.55% ......................................            --         1.062                   --
    Separate Account Charges 2.60% ......................................            --         1.065                   --
    Separate Account Charges 2.65% ......................................            --         1.065                   --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.30% ......................................         6,233         1.127                7,027
    Separate Account Charges 1.40% ......................................     1,580,273         1.125            1,778,611
    Separate Account Charges 1.50% ......................................       309,675         1.124              347,958
    Separate Account Charges 1.55% ......................................            --         1.123                   --
    Separate Account Charges 1.60% ......................................            --         1.122                   --
    Separate Account Charges 1.65% ......................................            --         1.122                   --
    Separate Account Charges 1.70% ......................................        64,766         1.120               72,529
    Separate Account Charges 1.75% ......................................       230,481         1.119              257,893
    Separate Account Charges 1.80% ......................................     1,416,064         1.118            1,583,153
    Separate Account Charges 1.85% ......................................       974,468         1.117            1,088,543
    Separate Account Charges 1.90% ......................................     1,088,852         1.116            1,215,294
    Separate Account Charges 1.95% ......................................            --         1.115                   --
    Separate Account Charges 2.00% ......................................        61,268         1.114               68,267
    Separate Account Charges 2.05% ......................................       171,050         1.113              190,436
    Separate Account Charges 2.10% ......................................        10,245         1.115               11,427
    Separate Account Charges 2.15% ......................................       214,161         1.111              238,032
    Separate Account Charges 2.20% ......................................            --         1.114                   --
    Separate Account Charges 2.25% ......................................     2,075,670         1.110            2,303,197
    Separate Account Charges 2.35% ......................................        87,192         1.111               96,910
    Separate Account Charges 2.40% ......................................        91,442         1.111              101,562

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 2.45% ......................................        76,552      $  1.106         $     84,658
    Separate Account Charges 2.50% ......................................            --         1.067                   --
    Separate Account Charges 2.55% ......................................            --         1.066                   --
    Separate Account Charges 2.60% ......................................            --         1.107                   --
    Separate Account Charges 2.65% ......................................         2,323         1.107                2,572
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.30% ......................................     1,938,033         1.218            2,360,091
    Separate Account Charges 1.40% ......................................     4,462,676         1.213            5,414,629
    Separate Account Charges 1.50% ......................................       664,766         1.197              795,920
    Separate Account Charges 1.55% ......................................         8,983         1.207               10,840
    Separate Account Charges 1.60% ......................................            --         1.193                   --
    Separate Account Charges 1.65% ......................................         3,258         1.059                3,450
    Separate Account Charges 1.70% ......................................     1,513,961         1.078            1,631,721
    Separate Account Charges 1.75% ......................................        69,698         1.187               82,710
    Separate Account Charges 1.80% ......................................     6,051,110         1.075            6,508,409
    Separate Account Charges 1.85% ......................................    11,093,565         1.140           12,646,889
    Separate Account Charges 1.90% ......................................     3,675,069         1.073            3,944,767
    Separate Account Charges 1.95% ......................................            --         1.072                   --
    Separate Account Charges 2.00% ......................................        31,435         1.071               33,673
    Separate Account Charges 2.05% ......................................       164,259         1.132              186,038
    Separate Account Charges 2.10% ......................................         4,979         1.052                5,240
    Separate Account Charges 2.15% ......................................       714,714         1.068              763,246
    Separate Account Charges 2.20% ......................................         4,240         1.051                4,455
    Separate Account Charges 2.25% ......................................    11,030,522         1.066           11,755,546
    Separate Account Charges 2.35% ......................................        92,831         1.048               97,343
    Separate Account Charges 2.40% ......................................        52,357         1.048               54,864
    Separate Account Charges 2.45% ......................................       341,573         1.061              362,536
    Separate Account Charges 2.50% ......................................            --         1.043                   --
    Separate Account Charges 2.55% ......................................        56,684         1.043               59,137
    Separate Account Charges 2.60% ......................................        39,208         1.045               40,970
    Separate Account Charges 2.65% ......................................         2,447         1.044                2,555

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.020                   --
    Separate Account Charges 1.40% ......................................            --         1.019                   --
    Separate Account Charges 1.50% ......................................            --         1.018                   --
    Separate Account Charges 1.55% ......................................            --         1.017                   --
    Separate Account Charges 1.60% ......................................            --         1.017                   --
    Separate Account Charges 1.65% ......................................            --         1.016                   --
    Separate Account Charges 1.70% ......................................            --         1.015                   --
    Separate Account Charges 1.75% ......................................            --         1.015                   --
    Separate Account Charges 1.80% ......................................            --         1.014                   --
    Separate Account Charges 1.85% ......................................       339,787         1.014              344,470
    Separate Account Charges 1.90% ......................................            --         1.013                   --
    Separate Account Charges 1.95% ......................................            --         1.013                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer America Income VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.00% ......................................            --      $  1.012         $         --
    Separate Account Charges 2.05% ......................................        32,300         1.012               32,673
    Separate Account Charges 2.10% ......................................            --         1.011                   --
    Separate Account Charges 2.15% ......................................            --         1.010                   --
    Separate Account Charges 2.20% ......................................            --         1.010                   --
    Separate Account Charges 2.25% ......................................       257,745         1.009              260,146
    Separate Account Charges 2.35% ......................................            --         1.008                   --
    Separate Account Charges 2.40% ......................................            --         1.008                   --
    Separate Account Charges 2.45% ......................................        14,168         1.007               14,268
    Separate Account Charges 2.50% ......................................            --         1.032                   --
    Separate Account Charges 2.55% ......................................            --         1.032                   --
    Separate Account Charges 2.60% ......................................            --         1.005                   --
    Separate Account Charges 2.65% ......................................        35,567         1.005               35,741
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.067                   --
    Separate Account Charges 1.40% ......................................            --         1.066                   --
    Separate Account Charges 1.50% ......................................            --         1.065                   --
    Separate Account Charges 1.55% ......................................            --         1.064                   --
    Separate Account Charges 1.60% ......................................            --         1.064                   --
    Separate Account Charges 1.65% ......................................            --         1.063                   --
    Separate Account Charges 1.70% ......................................            --         1.062                   --
    Separate Account Charges 1.75% ......................................            --         1.062                   --
    Separate Account Charges 1.80% ......................................            --         1.061                   --
    Separate Account Charges 1.85% ......................................       126,383         1.061              134,039
    Separate Account Charges 1.90% ......................................            --         1.060                   --
    Separate Account Charges 1.95% ......................................            --         1.059                   --
    Separate Account Charges 2.00% ......................................            --         1.059                   --
    Separate Account Charges 2.05% ......................................            --         1.058                   --
    Separate Account Charges 2.10% ......................................            --         1.058                   --
    Separate Account Charges 2.15% ......................................            --         1.057                   --
    Separate Account Charges 2.20% ......................................            --         1.057                   --
    Separate Account Charges 2.25% ......................................       164,569         1.056              173,772
    Separate Account Charges 2.35% ......................................            --         1.055                   --
    Separate Account Charges 2.40% ......................................            --         1.054                   --
    Separate Account Charges 2.45% ......................................        10,823         1.054               11,404
    Separate Account Charges 2.50% ......................................            --         1.025                   --
    Separate Account Charges 2.55% ......................................            --         1.025                   --
    Separate Account Charges 2.60% ......................................            --         1.052                   --
    Separate Account Charges 2.65% ......................................            --         1.051                   --
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.319                   --
    Separate Account Charges 1.40% ......................................            --         1.317                   --
    Separate Account Charges 1.50% ......................................            --         1.316                   --
    Separate Account Charges 1.55% ......................................            --         1.315                   --
    Separate Account Charges 1.60% ......................................            --         1.314                   --
    Separate Account Charges 1.65% ......................................            --         1.314                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.70% ......................................            --      $  1.313         $         --
    Separate Account Charges 1.75% ......................................            --         1.312                   --
    Separate Account Charges 1.80% ......................................            --         1.312                   --
    Separate Account Charges 1.85% ......................................         5,170         1.311                6,777
    Separate Account Charges 1.90% ......................................            --         1.310                   --
    Separate Account Charges 1.95% ......................................            --         1.309                   --
    Separate Account Charges 2.00% ......................................            --         1.309                   --
    Separate Account Charges 2.05% ......................................         3,194         1.308                4,178
    Separate Account Charges 2.10% ......................................            --         1.307                   --
    Separate Account Charges 2.15% ......................................            --         1.307                   --
    Separate Account Charges 2.20% ......................................            --         1.306                   --
    Separate Account Charges 2.25% ......................................       138,135         1.305              180,276
    Separate Account Charges 2.35% ......................................           492         1.304                  641
    Separate Account Charges 2.40% ......................................            --         1.303                   --
    Separate Account Charges 2.45% ......................................        11,318         1.302               14,738
    Separate Account Charges 2.50% ......................................            --         1.294                   --
    Separate Account Charges 2.55% ......................................            --         1.294                   --
    Separate Account Charges 2.60% ......................................            --         1.300                   --
    Separate Account Charges 2.65% ......................................        39,586         1.299               51,435
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.219                   --
    Separate Account Charges 1.40% ......................................            --         1.218                   --
    Separate Account Charges 1.50% ......................................            --         1.217                   --
    Separate Account Charges 1.55% ......................................            --         1.216                   --
    Separate Account Charges 1.60% ......................................            --         1.215                   --
    Separate Account Charges 1.65% ......................................            --         1.215                   --
    Separate Account Charges 1.70% ......................................            --         1.214                   --
    Separate Account Charges 1.75% ......................................            --         1.213                   --
    Separate Account Charges 1.80% ......................................            --         1.213                   --
    Separate Account Charges 1.85% ......................................       213,388         1.212              258,591
    Separate Account Charges 1.90% ......................................            --         1.211                   --
    Separate Account Charges 1.95% ......................................            --         1.211                   --
    Separate Account Charges 2.00% ......................................            --         1.210                   --
    Separate Account Charges 2.05% ......................................        33,109         1.209               40,034
    Separate Account Charges 2.10% ......................................            --         1.208                   --
    Separate Account Charges 2.15% ......................................            --         1.208                   --
    Separate Account Charges 2.20% ......................................            --         1.207                   --
    Separate Account Charges 2.25% ......................................       465,811         1.207              562,008
    Separate Account Charges 2.35% ......................................            --         1.205                   --
    Separate Account Charges 2.40% ......................................            --         1.205                   --
    Separate Account Charges 2.45% ......................................        97,012         1.204              116,789
    Separate Account Charges 2.50% ......................................            --         1.124                   --
    Separate Account Charges 2.55% ......................................            --         1.124                   --
    Separate Account Charges 2.60% ......................................            --         1.202                   --
    Separate Account Charges 2.65% ......................................            --         1.201                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --      $  1.277         $         --
    Separate Account Charges 1.40% ......................................            --         1.276                   --
    Separate Account Charges 1.50% ......................................            --         1.275                   --
    Separate Account Charges 1.55% ......................................            --         1.274                   --
    Separate Account Charges 1.60% ......................................            --         1.273                   --
    Separate Account Charges 1.65% ......................................            --         1.272                   --
    Separate Account Charges 1.70% ......................................            --         1.272                   --
    Separate Account Charges 1.75% ......................................         1,000         1.271                1,271
    Separate Account Charges 1.80% ......................................            --         1.270                   --
    Separate Account Charges 1.85% ......................................         7,246         1.270                9,200
    Separate Account Charges 1.90% ......................................            --         1.269                   --
    Separate Account Charges 1.95% ......................................            --         1.268                   --
    Separate Account Charges 2.00% ......................................            --         1.268                   --
    Separate Account Charges 2.05% ......................................            --         1.267                   --
    Separate Account Charges 2.10% ......................................            --         1.266                   --
    Separate Account Charges 2.15% ......................................            --         1.265                   --
    Separate Account Charges 2.20% ......................................            --         1.265                   --
    Separate Account Charges 2.25% ......................................        35,674         1.264               45,096
    Separate Account Charges 2.35% ......................................            --         1.263                   --
    Separate Account Charges 2.40% ......................................            --         1.262                   --
    Separate Account Charges 2.45% ......................................         2,893         1.261                3,648
    Separate Account Charges 2.50% ......................................            --         1.177                   --
    Separate Account Charges 2.55% ......................................            --         1.176                   --
    Separate Account Charges 2.60% ......................................            --         1.259                   --
    Separate Account Charges 2.65% ......................................         2,281         1.259                2,871
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.154                   --
    Separate Account Charges 1.40% ......................................            --         1.153                   --
    Separate Account Charges 1.50% ......................................            --         1.151                   --
    Separate Account Charges 1.55% ......................................            --         1.151                   --
    Separate Account Charges 1.60% ......................................            --         1.150                   --
    Separate Account Charges 1.65% ......................................            --         1.149                   --
    Separate Account Charges 1.70% ......................................            --         1.149                   --
    Separate Account Charges 1.75% ......................................            --         1.148                   --
    Separate Account Charges 1.80% ......................................            --         1.147                   --
    Separate Account Charges 1.85% ......................................        34,036         1.147               39,034
    Separate Account Charges 1.90% ......................................            --         1.146                   --
    Separate Account Charges 1.95% ......................................            --         1.146                   --
    Separate Account Charges 2.00% ......................................            --         1.145                   --
    Separate Account Charges 2.05% ......................................        53,140         1.144               60,807
    Separate Account Charges 2.10% ......................................            --         1.144                   --
    Separate Account Charges 2.15% ......................................            --         1.143                   --
    Separate Account Charges 2.20% ......................................            --         1.142                   --
    Separate Account Charges 2.25% ......................................       744,391         1.142              849,937
    Separate Account Charges 2.35% ......................................         1,428         1.141                1,629
    Separate Account Charges 2.40% ......................................            --         1.140                   --
    Separate Account Charges 2.45% ......................................       108,895         1.139              124,061
    Separate Account Charges 2.50% ......................................            --         1.090                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Fund VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.089         $         --
    Separate Account Charges 2.60% ......................................            --         1.137                   --
    Separate Account Charges 2.65% ......................................        74,378         1.137               84,550
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.082                   --
    Separate Account Charges 1.40% ......................................            --         1.080                   --
    Separate Account Charges 1.50% ......................................            --         1.079                   --
    Separate Account Charges 1.55% ......................................            --         1.079                   --
    Separate Account Charges 1.60% ......................................            --         1.078                   --
    Separate Account Charges 1.65% ......................................            --         1.077                   --
    Separate Account Charges 1.70% ......................................            --         1.077                   --
    Separate Account Charges 1.75% ......................................         1,000         1.076                1,076
    Separate Account Charges 1.80% ......................................            --         1.076                   --
    Separate Account Charges 1.85% ......................................        26,797         1.075               28,809
    Separate Account Charges 1.90% ......................................            --         1.074                   --
    Separate Account Charges 1.95% ......................................            --         1.074                   --
    Separate Account Charges 2.00% ......................................            --         1.073                   --
    Separate Account Charges 2.05% ......................................        28,185         1.073               30,235
    Separate Account Charges 2.10% ......................................            --         1.072                   --
    Separate Account Charges 2.15% ......................................            --         1.072                   --
    Separate Account Charges 2.20% ......................................            --         1.071                   --
    Separate Account Charges 2.25% ......................................        43,266         1.070               46,309
    Separate Account Charges 2.35% ......................................           707         1.069                  755
    Separate Account Charges 2.40% ......................................            --         1.069                   --
    Separate Account Charges 2.45% ......................................            --         1.068                   --
    Separate Account Charges 2.50% ......................................            --         1.080                   --
    Separate Account Charges 2.55% ......................................            --         1.080                   --
    Separate Account Charges 2.60% ......................................            --         1.066                   --
    Separate Account Charges 2.65% ......................................            --         1.066                   --
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.091                   --
    Separate Account Charges 1.40% ......................................            --         1.089                   --
    Separate Account Charges 1.50% ......................................            --         1.088                   --
    Separate Account Charges 1.55% ......................................            --         1.088                   --
    Separate Account Charges 1.60% ......................................            --         1.087                   --
    Separate Account Charges 1.65% ......................................            --         1.086                   --
    Separate Account Charges 1.70% ......................................            --         1.086                   --
    Separate Account Charges 1.75% ......................................            --         1.085                   --
    Separate Account Charges 1.80% ......................................            --         1.085                   --
    Separate Account Charges 1.85% ......................................       431,399         1.084              467,640
    Separate Account Charges 1.90% ......................................            --         1.083                   --
    Separate Account Charges 1.95% ......................................            --         1.083                   --
    Separate Account Charges 2.00% ......................................            --         1.082                   --
    Separate Account Charges 2.05% ......................................        67,625         1.082               73,146
    Separate Account Charges 2.10% ......................................            --         1.081                   --
    Separate Account Charges 2.15% ......................................            --         1.080                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer High Yield VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.080         $         --
    Separate Account Charges 2.25% ......................................       519,755         1.079              560,954
    Separate Account Charges 2.35% ......................................            --         1.078                   --
    Separate Account Charges 2.40% ......................................            --         1.077                   --
    Separate Account Charges 2.45% ......................................       343,541         1.077              369,949
    Separate Account Charges 2.50% ......................................            --         1.084                   --
    Separate Account Charges 2.55% ......................................            --         1.084                   --
    Separate Account Charges 2.60% ......................................            --         1.075                   --
    Separate Account Charges 2.65% ......................................         9,601         1.075               10,317
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.278                   --
    Separate Account Charges 1.40% ......................................            --         1.277                   --
    Separate Account Charges 1.50% ......................................            --         1.275                   --
    Separate Account Charges 1.55% ......................................            --         1.275                   --
    Separate Account Charges 1.60% ......................................            --         1.274                   --
    Separate Account Charges 1.65% ......................................            --         1.273                   --
    Separate Account Charges 1.70% ......................................            --         1.273                   --
    Separate Account Charges 1.75% ......................................            --         1.272                   --
    Separate Account Charges 1.80% ......................................            --         1.271                   --
    Separate Account Charges 1.85% ......................................       121,874         1.270              154,837
    Separate Account Charges 1.90% ......................................            --         1.270                   --
    Separate Account Charges 1.95% ......................................            --         1.269                   --
    Separate Account Charges 2.00% ......................................            --         1.268                   --
    Separate Account Charges 2.05% ......................................            --         1.268                   --
    Separate Account Charges 2.10% ......................................            --         1.267                   --
    Separate Account Charges 2.15% ......................................            --         1.266                   --
    Separate Account Charges 2.20% ......................................            --         1.266                   --
    Separate Account Charges 2.25% ......................................        51,756         1.265               65,464
    Separate Account Charges 2.35% ......................................         1,514         1.263                1,914
    Separate Account Charges 2.40% ......................................            --         1.263                   --
    Separate Account Charges 2.45% ......................................         7,607         1.262                9,601
    Separate Account Charges 2.50% ......................................            --         1.169                   --
    Separate Account Charges 2.55% ......................................            --         1.169                   --
    Separate Account Charges 2.60% ......................................            --         1.260                   --
    Separate Account Charges 2.65% ......................................            --         1.259                   --
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.265                   --
    Separate Account Charges 1.40% ......................................            --         1.263                   --
    Separate Account Charges 1.50% ......................................            --         1.262                   --
    Separate Account Charges 1.55% ......................................            --         1.261                   --
    Separate Account Charges 1.60% ......................................            --         1.260                   --
    Separate Account Charges 1.65% ......................................            --         1.260                   --
    Separate Account Charges 1.70% ......................................            --         1.259                   --
    Separate Account Charges 1.75% ......................................            --         1.258                   --
    Separate Account Charges 1.80% ......................................            --         1.258                   --
    Separate Account Charges 1.85% ......................................       203,225         1.257              255,444

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.90% ......................................            --      $  1.256         $         --
    Separate Account Charges 1.95% ......................................            --         1.256                   --
    Separate Account Charges 2.00% ......................................            --         1.255                   --
    Separate Account Charges 2.05% ......................................        63,558         1.254               79,714
    Separate Account Charges 2.10% ......................................            --         1.254                   --
    Separate Account Charges 2.15% ......................................            --         1.253                   --
    Separate Account Charges 2.20% ......................................            --         1.252                   --
    Separate Account Charges 2.25% ......................................       200,166         1.251              250,495
    Separate Account Charges 2.35% ......................................           908         1.250                1,135
    Separate Account Charges 2.40% ......................................            --         1.249                   --
    Separate Account Charges 2.45% ......................................       120,187         1.249              150,075
    Separate Account Charges 2.50% ......................................            --         1.143                   --
    Separate Account Charges 2.55% ......................................            --         1.142                   --
    Separate Account Charges 2.60% ......................................            --         1.247                   --
    Separate Account Charges 2.65% ......................................         1,965         1.246                2,448
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.098                   --
    Separate Account Charges 1.40% ......................................            --         1.097                   --
    Separate Account Charges 1.50% ......................................            --         1.096                   --
    Separate Account Charges 1.55% ......................................            --         1.095                   --
    Separate Account Charges 1.60% ......................................            --         1.095                   --
    Separate Account Charges 1.65% ......................................            --         1.095                   --
    Separate Account Charges 1.70% ......................................            --         1.094                   --
    Separate Account Charges 1.75% ......................................         1,000         1.094                1,094
    Separate Account Charges 1.80% ......................................            --         1.093                   --
    Separate Account Charges 1.85% ......................................        10,877         1.093               11,886
    Separate Account Charges 1.90% ......................................            --         1.092                   --
    Separate Account Charges 1.95% ......................................            --         1.092                   --
    Separate Account Charges 2.00% ......................................            --         1.092                   --
    Separate Account Charges 2.05% ......................................         3,589         1.091                3,916
    Separate Account Charges 2.10% ......................................            --         1.091                   --
    Separate Account Charges 2.15% ......................................            --         1.090                   --
    Separate Account Charges 2.20% ......................................            --         1.090                   --
    Separate Account Charges 2.25% ......................................        62,238         1.089               67,798
    Separate Account Charges 2.35% ......................................           918         1.088                1,000
    Separate Account Charges 2.40% ......................................            --         1.088                   --
    Separate Account Charges 2.45% ......................................            --         1.088                   --
    Separate Account Charges 2.50% ......................................            --         1.069                   --
    Separate Account Charges 2.55% ......................................            --         1.069                   --
    Separate Account Charges 2.60% ......................................            --         1.086                   --
    Separate Account Charges 2.65% ......................................        13,087         1.086               14,212

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    Separate Account Charges 1.30% ......................................            --      $  1.004         $         --
    Separate Account Charges 1.40% ......................................            --         1.003                   --
    Separate Account Charges 1.50% ......................................            --         1.002                   --
    Separate Account Charges 1.55% ......................................            --         1.002                   --
    Separate Account Charges 1.60% ......................................            --         1.001                   --
    Separate Account Charges 1.65% ......................................            --         1.001                   --
    Separate Account Charges 1.70% ......................................            --         1.000                   --
    Separate Account Charges 1.75% ......................................         1,000         1.000                1,000
    Separate Account Charges 1.80% ......................................            --         1.000                   --
    Separate Account Charges 1.85% ......................................            --         0.999                   --
    Separate Account Charges 1.90% ......................................            --         0.999                   --
    Separate Account Charges 1.95% ......................................            --         0.998                   --
    Separate Account Charges 2.00% ......................................            --         0.998                   --
    Separate Account Charges 2.05% ......................................        23,613         0.998               23,556
    Separate Account Charges 2.10% ......................................            --         0.997                   --
    Separate Account Charges 2.15% ......................................            --         0.997                   --
    Separate Account Charges 2.20% ......................................            --         0.996                   --
    Separate Account Charges 2.25% ......................................        23,565         0.996               23,471
    Separate Account Charges 2.35% ......................................            --         0.995                   --
    Separate Account Charges 2.40% ......................................            --         0.995                   --
    Separate Account Charges 2.45% ......................................        40,345         0.994               40,121
    Separate Account Charges 2.50% ......................................            --         0.991                   --
    Separate Account Charges 2.55% ......................................            --         0.991                   --
    Separate Account Charges 2.60% ......................................            --         0.993                   --
    Separate Account Charges 2.65% ......................................        13,393         0.993               13,297
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.076                   --
    Separate Account Charges 1.40% ......................................            --         1.075                   --
    Separate Account Charges 1.50% ......................................            --         1.074                   --
    Separate Account Charges 1.55% ......................................            --         1.074                   --
    Separate Account Charges 1.60% ......................................            --         1.073                   --
    Separate Account Charges 1.65% ......................................            --         1.073                   --
    Separate Account Charges 1.70% ......................................            --         1.072                   --
    Separate Account Charges 1.75% ......................................            --         1.072                   --
    Separate Account Charges 1.80% ......................................            --         1.072                   --
    Separate Account Charges 1.85% ......................................        11,558         1.071               12,380
    Separate Account Charges 1.90% ......................................            --         1.071                   --
    Separate Account Charges 1.95% ......................................            --         1.070                   --
    Separate Account Charges 2.00% ......................................            --         1.070                   --
    Separate Account Charges 2.05% ......................................        88,716         1.069               94,877
    Separate Account Charges 2.10% ......................................            --         1.069                   --
    Separate Account Charges 2.15% ......................................            --         1.069                   --
    Separate Account Charges 2.20% ......................................            --         1.068                   --
    Separate Account Charges 2.25% ......................................       140,878         1.068              150,422
    Separate Account Charges 2.35% ......................................            --         1.067                   --
    Separate Account Charges 2.40% ......................................            --         1.066                   --
    Separate Account Charges 2.45% ......................................        56,735         1.066               60,482
    Separate Account Charges 2.50% ......................................            --         1.010                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.009         $         --
    Separate Account Charges 2.60% ......................................            --         1.065                   --
    Separate Account Charges 2.65% ......................................            --         1.064                   --
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.396                   --
    Separate Account Charges 1.40% ......................................            --         1.394                   --
    Separate Account Charges 1.50% ......................................            --         1.393                   --
    Separate Account Charges 1.55% ......................................            --         1.392                   --
    Separate Account Charges 1.60% ......................................            --         1.391                   --
    Separate Account Charges 1.65% ......................................            --         1.391                   --
    Separate Account Charges 1.70% ......................................            --         1.390                   --
    Separate Account Charges 1.75% ......................................            --         1.389                   --
    Separate Account Charges 1.80% ......................................            --         1.388                   --
    Separate Account Charges 1.85% ......................................        50,021         1.388               69,409
    Separate Account Charges 1.90% ......................................            --         1.387                   --
    Separate Account Charges 1.95% ......................................            --         1.386                   --
    Separate Account Charges 2.00% ......................................            --         1.385                   --
    Separate Account Charges 2.05% ......................................        24,930         1.385               34,517
    Separate Account Charges 2.10% ......................................            --         1.384                   --
    Separate Account Charges 2.15% ......................................            --         1.383                   --
    Separate Account Charges 2.20% ......................................            --         1.382                   --
    Separate Account Charges 2.25% ......................................       142,219         1.382              196,477
    Separate Account Charges 2.35% ......................................           546         1.380                  753
    Separate Account Charges 2.40% ......................................            --         1.379                   --
    Separate Account Charges 2.45% ......................................        21,650         1.378               29,844
    Separate Account Charges 2.50% ......................................            --         1.307                   --
    Separate Account Charges 2.55% ......................................            --         1.307                   --
    Separate Account Charges 2.60% ......................................            --         1.376                   --
    Separate Account Charges 2.65% ......................................         8,481         1.375               11,665
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.258                   --
    Separate Account Charges 1.40% ......................................            --         1.256                   --
    Separate Account Charges 1.50% ......................................            --         1.255                   --
    Separate Account Charges 1.55% ......................................            --         1.254                   --
    Separate Account Charges 1.60% ......................................            --         1.253                   --
    Separate Account Charges 1.65% ......................................            --         1.253                   --
    Separate Account Charges 1.70% ......................................            --         1.252                   --
    Separate Account Charges 1.75% ......................................            --         1.251                   --
    Separate Account Charges 1.80% ......................................            --         1.251                   --
    Separate Account Charges 1.85% ......................................         8,762         1.250               10,952
    Separate Account Charges 1.90% ......................................            --         1.249                   --
    Separate Account Charges 1.95% ......................................            --         1.249                   --
    Separate Account Charges 2.00% ......................................            --         1.248                   --
    Separate Account Charges 2.05% ......................................         7,106         1.247                8,863
    Separate Account Charges 2.10% ......................................            --         1.247                   --
    Separate Account Charges 2.15% ......................................            --         1.246                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.245         $         --
    Separate Account Charges 2.25% ......................................       106,338         1.244              132,334
    Separate Account Charges 2.35% ......................................           708         1.243                  881
    Separate Account Charges 2.40% ......................................            --         1.242                   --
    Separate Account Charges 2.45% ......................................        40,103         1.242               49,797
    Separate Account Charges 2.50% ......................................            --         1.153                   --
    Separate Account Charges 2.55% ......................................            --         1.153                   --
    Separate Account Charges 2.60% ......................................            --         1.240                   --
    Separate Account Charges 2.65% ......................................         4,518         1.239                5,597
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.161                   --
    Separate Account Charges 1.40% ......................................            --         1.160                   --
    Separate Account Charges 1.50% ......................................            --         1.159                   --
    Separate Account Charges 1.55% ......................................            --         1.158                   --
    Separate Account Charges 1.60% ......................................            --         1.157                   --
    Separate Account Charges 1.65% ......................................            --         1.157                   --
    Separate Account Charges 1.70% ......................................            --         1.156                   --
    Separate Account Charges 1.75% ......................................         1,000         1.155                1,155
    Separate Account Charges 1.80% ......................................            --         1.155                   --
    Separate Account Charges 1.85% ......................................         5,951         1.154                6,868
    Separate Account Charges 1.90% ......................................            --         1.153                   --
    Separate Account Charges 1.95% ......................................            --         1.153                   --
    Separate Account Charges 2.00% ......................................            --         1.152                   --
    Separate Account Charges 2.05% ......................................        21,804         1.152               25,108
    Separate Account Charges 2.10% ......................................            --         1.151                   --
    Separate Account Charges 2.15% ......................................            --         1.150                   --
    Separate Account Charges 2.20% ......................................            --         1.150                   --
    Separate Account Charges 2.25% ......................................         7,914         1.149                9,094
    Separate Account Charges 2.35% ......................................            --         1.148                   --
    Separate Account Charges 2.40% ......................................            --         1.147                   --
    Separate Account Charges 2.45% ......................................         1,662         1.146                1,905
    Separate Account Charges 2.50% ......................................            --         1.107                   --
    Separate Account Charges 2.55% ......................................            --         1.107                   --
    Separate Account Charges 2.60% ......................................            --         1.145                   --
    Separate Account Charges 2.65% ......................................            --         1.144                   --
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.112                   --
    Separate Account Charges 1.40% ......................................            --         1.111                   --
    Separate Account Charges 1.50% ......................................            --         1.109                   --
    Separate Account Charges 1.55% ......................................            --         1.109                   --
    Separate Account Charges 1.60% ......................................            --         1.108                   --
    Separate Account Charges 1.65% ......................................            --         1.107                   --
    Separate Account Charges 1.70% ......................................            --         1.107                   --
    Separate Account Charges 1.75% ......................................            --         1.106                   --
    Separate Account Charges 1.80% ......................................            --         1.106                   --
    Separate Account Charges 1.85% ......................................       177,857         1.105              196,538

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Strategic Income VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.90% ......................................            --      $  1.104         $         --
    Separate Account Charges 1.95% ......................................            --         1.104                   --
    Separate Account Charges 2.00% ......................................            --         1.103                   --
    Separate Account Charges 2.05% ......................................        73,193         1.103               80,704
    Separate Account Charges 2.10% ......................................            --         1.102                   --
    Separate Account Charges 2.15% ......................................            --         1.101                   --
    Separate Account Charges 2.20% ......................................            --         1.101                   --
    Separate Account Charges 2.25% ......................................       817,250         1.100              899,127
    Separate Account Charges 2.35% ......................................         2,482         1.099                2,728
    Separate Account Charges 2.40% ......................................            --         1.098                   --
    Separate Account Charges 2.45% ......................................        23,760         1.098               26,082
    Separate Account Charges 2.50% ......................................            --         1.098                   --
    Separate Account Charges 2.55% ......................................            --         1.097                   --
    Separate Account Charges 2.60% ......................................            --         1.096                   --
    Separate Account Charges 2.65% ......................................        73,931         1.095               80,979
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.168                   --
    Separate Account Charges 1.40% ......................................            --         1.167                   --
    Separate Account Charges 1.50% ......................................            --         1.166                   --
    Separate Account Charges 1.55% ......................................            --         1.165                   --
    Separate Account Charges 1.60% ......................................            --         1.164                   --
    Separate Account Charges 1.65% ......................................            --         1.164                   --
    Separate Account Charges 1.70% ......................................            --         1.163                   --
    Separate Account Charges 1.75% ......................................            --         1.162                   --
    Separate Account Charges 1.80% ......................................            --         1.162                   --
    Separate Account Charges 1.85% ......................................        92,827         1.161              107,774
    Separate Account Charges 1.90% ......................................            --         1.160                   --
    Separate Account Charges 1.95% ......................................            --         1.160                   --
    Separate Account Charges 2.00% ......................................            --         1.159                   --
    Separate Account Charges 2.05% ......................................        35,064         1.158               40,620
    Separate Account Charges 2.10% ......................................            --         1.158                   --
    Separate Account Charges 2.15% ......................................            --         1.157                   --
    Separate Account Charges 2.20% ......................................            --         1.157                   --
    Separate Account Charges 2.25% ......................................       261,486         1.156              302,255
    Separate Account Charges 2.35% ......................................           976         1.155                1,127
    Separate Account Charges 2.40% ......................................            --         1.154                   --
    Separate Account Charges 2.45% ......................................        28,516         1.153               32,889
    Separate Account Charges 2.50% ......................................            --         1.085                   --
    Separate Account Charges 2.55% ......................................            --         1.085                   --
    Separate Account Charges 2.60% ......................................            --         1.151                   --
    Separate Account Charges 2.65% ......................................        47,115         1.151               54,223

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.30% ......................................        13,055      $  0.775         $     10,122
    Separate Account Charges 1.40% ......................................        29,717         0.773               22,957
    Separate Account Charges 1.50% ......................................            --         0.779                   --
    Separate Account Charges 1.55% ......................................            --         0.768                   --
    Separate Account Charges 1.60% ......................................            --         0.776                   --
    Separate Account Charges 1.65% ......................................            --         1.194                   --
    Separate Account Charges 1.70% ......................................            --         1.315                   --
    Separate Account Charges 1.75% ......................................            --         0.772                   --
    Separate Account Charges 1.80% ......................................            --         1.313                   --
    Separate Account Charges 1.85% ......................................       111,086         1.167              129,608
    Separate Account Charges 1.90% ......................................            --         1.310                   --
    Separate Account Charges 1.95% ......................................            --         1.309                   --
    Separate Account Charges 2.00% ......................................            --         1.307                   --
    Separate Account Charges 2.05% ......................................            --         1.159                   --
    Separate Account Charges 2.10% ......................................            --         1.186                   --
    Separate Account Charges 2.15% ......................................            --         1.303                   --
    Separate Account Charges 2.20% ......................................            --         1.184                   --
    Separate Account Charges 2.25% ......................................            --         1.301                   --
    Separate Account Charges 2.35% ......................................            --         1.182                   --
    Separate Account Charges 2.40% ......................................            --         1.181                   --
    Separate Account Charges 2.45% ......................................            --         1.295                   --
    Separate Account Charges 2.50% ......................................            --         1.066                   --
    Separate Account Charges 2.55% ......................................            --         1.066                   --
    Separate Account Charges 2.60% ......................................            --         1.178                   --
    Separate Account Charges 2.65% ......................................            --         1.177                   --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.30% ......................................       126,825         1.014              128,657
    Separate Account Charges 1.40% ......................................       169,047         1.011              170,860
    Separate Account Charges 1.50% ......................................            --         1.055                   --
    Separate Account Charges 1.55% ......................................            --         1.005                   --
    Separate Account Charges 1.60% ......................................            --         1.052                   --
    Separate Account Charges 1.65% ......................................            --         1.351                   --
    Separate Account Charges 1.70% ......................................        91,495         1.436              131,342
    Separate Account Charges 1.75% ......................................            --         1.046                   --
    Separate Account Charges 1.80% ......................................       171,189         1.433              245,245
    Separate Account Charges 1.85% ......................................       191,672         1.323              253,665
    Separate Account Charges 1.90% ......................................        23,260         1.430               33,254
    Separate Account Charges 1.95% ......................................            --         1.428                   --
    Separate Account Charges 2.00% ......................................            --         1.427                   --
    Separate Account Charges 2.05% ......................................            --         1.315                   --
    Separate Account Charges 2.10% ......................................            --         1.343                   --
    Separate Account Charges 2.15% ......................................         3,198         1.422                4,548
    Separate Account Charges 2.20% ......................................            --         1.341                   --
    Separate Account Charges 2.25% ......................................       507,730         1.420              720,726
    Separate Account Charges 2.35% ......................................            --         1.338                   --
    Separate Account Charges 2.40% ......................................            --         1.337                   --
    Separate Account Charges 2.45% ......................................            --         1.414                   --
    Separate Account Charges 2.50% ......................................            --         1.158                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Putnam Variable Trust (continued)
  Putnam VT International Equity Fund - Class IB Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.158         $         --
    Separate Account Charges 2.60% ......................................            --         1.334                   --
    Separate Account Charges 2.65% ......................................            --         1.333                   --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.30% ......................................        91,173         1.617              147,437
    Separate Account Charges 1.40% ......................................       143,446         1.611              231,119
    Separate Account Charges 1.50% ......................................        14,805         1.520               22,508
    Separate Account Charges 1.55% ......................................            --         1.602                   --
    Separate Account Charges 1.60% ......................................            --         1.515                   --
    Separate Account Charges 1.65% ......................................            --         1.537                   --
    Separate Account Charges 1.70% ......................................       141,908         1.783              253,091
    Separate Account Charges 1.75% ......................................         8,394         1.507               12,648
    Separate Account Charges 1.80% ......................................       418,701         1.780              745,219
    Separate Account Charges 1.85% ......................................       396,956         1.783              707,804
    Separate Account Charges 1.90% ......................................       137,545         1.776              244,311
    Separate Account Charges 1.95% ......................................            --         1.774                   --
    Separate Account Charges 2.00% ......................................            --         1.773                   --
    Separate Account Charges 2.05% ......................................        15,588         1.771               27,613
    Separate Account Charges 2.10% ......................................            --         1.528                   --
    Separate Account Charges 2.15% ......................................       203,643         1.767              359,878
    Separate Account Charges 2.20% ......................................            --         1.526                   --
    Separate Account Charges 2.25% ......................................       802,609         1.764            1,415,470
    Separate Account Charges 2.35% ......................................            --         1.523                   --
    Separate Account Charges 2.40% ......................................            --         1.521                   --
    Separate Account Charges 2.45% ......................................            --         1.756                   --
    Separate Account Charges 2.50% ......................................            --         1.192                   --
    Separate Account Charges 2.55% ......................................            --         1.192                   --
    Separate Account Charges 2.60% ......................................            --         1.517                   --
    Separate Account Charges 2.65% ......................................            --         1.516                   --
                                                                                     --         1.191                   --
                                                                                     --         1.190                   --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.30% ......................................       444,091         1.316              584,449
    Separate Account Charges 1.40% ......................................       820,427         1.309            1,074,238
    Separate Account Charges 1.50% ......................................        98,802         1.015              100,323
    Separate Account Charges 1.55% ......................................            --         1.299                   --
    Separate Account Charges 1.60% ......................................            --         1.012                   --
    Separate Account Charges 1.65% ......................................            --         1.248                   --
    Separate Account Charges 1.70% ......................................       286,755         1.397              400,712
    Separate Account Charges 1.75% ......................................        69,554         1.006               70,002
    Separate Account Charges 1.80% ......................................     1,214,032         1.395            1,693,027
    Separate Account Charges 1.85% ......................................     1,643,520         1.204            1,978,129
    Separate Account Charges 1.90% ......................................       586,661         1.392              816,468
    Separate Account Charges 1.95% ......................................            --         1.390                   --
    Separate Account Charges 2.00% ......................................            --         1.389                   --
    Separate Account Charges 2.05% ......................................         9,549         1.196               11,418

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  All Cap Fund - Class I (continued)
    Separate Account Charges 2.10% ......................................            --      $  1.241         $         --
    Separate Account Charges 2.15% ......................................       267,262         1.385              370,058
    Separate Account Charges 2.20% ......................................         8,725         1.239               10,810
    Separate Account Charges 2.25% ......................................     2,835,223         1.382            3,917,715
    Separate Account Charges 2.35% ......................................            --         1.236                   --
    Separate Account Charges 2.40% ......................................            --         1.236                   --
    Separate Account Charges 2.45% ......................................        56,429         1.376               77,657
    Separate Account Charges 2.50% ......................................            --         1.056                   --
    Separate Account Charges 2.55% ......................................            --         1.056                   --
    Separate Account Charges 2.60% ......................................        11,746         1.232               14,473
    Separate Account Charges 2.65% ......................................            --         1.231                   --
  Investors Fund - Class I
    Separate Account Charges 1.30% ......................................       122,214         1.198              146,368
    Separate Account Charges 1.40% ......................................       475,738         1.191              566,829
    Separate Account Charges 1.50% ......................................        71,911         1.000               71,905
    Separate Account Charges 1.55% ......................................            --         1.182                   --
    Separate Account Charges 1.60% ......................................            --         0.996                   --
    Separate Account Charges 1.65% ......................................            --         1.247                   --
    Separate Account Charges 1.70% ......................................       212,149         1.353              287,135
    Separate Account Charges 1.75% ......................................        11,028         0.991               10,930
    Separate Account Charges 1.80% ......................................       540,357         1.351              729,853
    Separate Account Charges 1.85% ......................................     1,069,596         1.205            1,289,215
    Separate Account Charges 1.90% ......................................       297,333         1.348              400,788
    Separate Account Charges 1.95% ......................................            --         1.347                   --
    Separate Account Charges 2.00% ......................................            --         1.345                   --
    Separate Account Charges 2.05% ......................................         9,435         1.197               11,298
    Separate Account Charges 2.10% ......................................            --         1.240                   --
    Separate Account Charges 2.15% ......................................        70,944         1.341               95,142
    Separate Account Charges 2.20% ......................................            --         1.238                   --
    Separate Account Charges 2.25% ......................................     1,547,557         1.338            2,071,154
    Separate Account Charges 2.35% ......................................            --         1.235                   --
    Separate Account Charges 2.40% ......................................        16,271         1.234               20,085
    Separate Account Charges 2.45% ......................................        14,772         1.333               19,690
    Separate Account Charges 2.50% ......................................            --         1.079                   --
    Separate Account Charges 2.55% ......................................            --         1.078                   --
    Separate Account Charges 2.60% ......................................        31,967         1.231               39,351
    Separate Account Charges 2.65% ......................................            --         1.230                   --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.30% ......................................            --         1.133                   --
    Separate Account Charges 1.40% ......................................            --         1.130                   --
    Separate Account Charges 1.50% ......................................            --         1.127                   --
    Separate Account Charges 1.55% ......................................            --         1.126                   --
    Separate Account Charges 1.60% ......................................            --         1.124                   --
    Separate Account Charges 1.65% ......................................            --         1.151                   --
    Separate Account Charges 1.70% ......................................            --         1.349                   --
    Separate Account Charges 1.75% ......................................        43,196         1.120               48,372

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Large Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.80% ......................................            --      $  1.347         $         --
    Separate Account Charges 1.85% ......................................        38,402         1.117               42,889
    Separate Account Charges 1.90% ......................................            --         1.344                   --
    Separate Account Charges 1.95% ......................................            --         1.342                   --
    Separate Account Charges 2.00% ......................................            --         1.341                   --
    Separate Account Charges 2.05% ......................................            --         1.111                   --
    Separate Account Charges 2.10% ......................................            --         1.144                   --
    Separate Account Charges 2.15% ......................................        52,363         1.337               70,006
    Separate Account Charges 2.20% ......................................            --         1.142                   --
    Separate Account Charges 2.25% ......................................       165,032         1.334              220,189
    Separate Account Charges 2.35% ......................................            --         1.140                   --
    Separate Account Charges 2.40% ......................................            --         1.139                   --
    Separate Account Charges 2.45% ......................................            --         1.329                   --
    Separate Account Charges 2.50% ......................................            --         0.990                   --
    Separate Account Charges 2.55% ......................................            --         0.990                   --
    Separate Account Charges 2.60% ......................................            --         1.136                   --
    Separate Account Charges 2.65% ......................................            --         1.135                   --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.30% ......................................        87,420         1.296              113,336
    Separate Account Charges 1.40% ......................................       224,325         1.290              289,343
    Separate Account Charges 1.50% ......................................        10,016         0.999               10,008
    Separate Account Charges 1.55% ......................................            --         1.280                   --
    Separate Account Charges 1.60% ......................................        49,641         0.996               49,422
    Separate Account Charges 1.65% ......................................            --         1.402                   --
    Separate Account Charges 1.70% ......................................       100,927         1.607              162,188
    Separate Account Charges 1.75% ......................................        19,847         0.990               19,654
    Separate Account Charges 1.80% ......................................       277,758         1.604              445,439
    Separate Account Charges 1.85% ......................................       436,894         1.329              580,675
    Separate Account Charges 1.90% ......................................       216,754         1.600              346,899
    Separate Account Charges 1.95% ......................................            --         1.599                   --
    Separate Account Charges 2.00% ......................................         1,205         1.597                1,924
    Separate Account Charges 2.05% ......................................        56,224         1.320               74,240
    Separate Account Charges 2.10% ......................................            --         1.394                   --
    Separate Account Charges 2.15% ......................................       156,147         1.592              248,631
    Separate Account Charges 2.20% ......................................            --         1.392                   --
    Separate Account Charges 2.25% ......................................       681,109         1.589            1,082,314
    Separate Account Charges 2.35% ......................................         4,834         1.389                6,713
    Separate Account Charges 2.40% ......................................            --         1.388                   --
    Separate Account Charges 2.45% ......................................        10,091         1.583               15,970
    Separate Account Charges 2.50% ......................................            --         1.165                   --
    Separate Account Charges 2.55% ......................................            --         1.165                   --
    Separate Account Charges 2.60% ......................................            --         1.384                   --
    Separate Account Charges 2.65% ......................................            --         1.383                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Total Return Fund - Class II
    Separate Account Charges 1.30% ......................................            --     $   1.113         $         --
    Separate Account Charges 1.40% ......................................            --         1.111                   --
    Separate Account Charges 1.50% ......................................            --         1.110                   --
    Separate Account Charges 1.55% ......................................            --         1.109                   --
    Separate Account Charges 1.60% ......................................            --         1.109                   --
    Separate Account Charges 1.65% ......................................            --         1.108                   --
    Separate Account Charges 1.70% ......................................            --         1.108                   --
    Separate Account Charges 1.75% ......................................            --         1.107                   --
    Separate Account Charges 1.80% ......................................            --         1.106                   --
    Separate Account Charges 1.85% ......................................        21,743         1.106               24,044
    Separate Account Charges 1.90% ......................................            --         1.105                   --
    Separate Account Charges 1.95% ......................................            --         1.105                   --
    Separate Account Charges 2.00% ......................................            --         1.104                   --
    Separate Account Charges 2.05% ......................................         5,595         1.103                6,174
    Separate Account Charges 2.10% ......................................            --         1.103                   --
    Separate Account Charges 2.15% ......................................            --         1.102                   --
    Separate Account Charges 2.20% ......................................            --         1.102                   --
    Separate Account Charges 2.25% ......................................       169,169         1.101              186,250
    Separate Account Charges 2.35% ......................................            --         1.100                   --
    Separate Account Charges 2.40% ......................................            --         1.099                   --
    Separate Account Charges 2.45% ......................................        48,252         1.099               53,008
    Separate Account Charges 2.50% ......................................            --         1.053                   --
    Separate Account Charges 2.55% ......................................            --         1.052                   --
    Separate Account Charges 2.60% ......................................            --         1.097                   --
    Separate Account Charges 2.65% ......................................            --         1.096                   --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 1.30% ......................................        73,621         0.812               59,805
    Separate Account Charges 1.40% ......................................       274,091         0.809              221,835
    Separate Account Charges 1.50% ......................................        36,497         0.812               29,648
    Separate Account Charges 1.55% ......................................            --         0.805                   --
    Separate Account Charges 1.60% ......................................            --         0.809                   --
    Separate Account Charges 1.65% ......................................            --         1.122                   --
    Separate Account Charges 1.70% ......................................       109,777         1.188              130,466
    Separate Account Charges 1.75% ......................................            --         0.805                   --
    Separate Account Charges 1.80% ......................................       418,237         1.186              496,048
    Separate Account Charges 1.85% ......................................       129,017         1.008              130,053
    Separate Account Charges 1.90% ......................................       285,896         1.184              338,391
    Separate Account Charges 1.95% ......................................            --         1.182                   --
    Separate Account Charges 2.00% ......................................            --         1.181                   --
    Separate Account Charges 2.05% ......................................            --         1.001                   --
    Separate Account Charges 2.10% ......................................            --         1.115                   --
    Separate Account Charges 2.15% ......................................            --         1.178                   --
    Separate Account Charges 2.20% ......................................            --         1.113                   --
    Separate Account Charges 2.25% ......................................       499,443         1.175              586,942
    Separate Account Charges 2.35% ......................................            --         1.111                   --
    Separate Account Charges 2.40% ......................................         8,038         1.110                8,924

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Investment Series (continued)
  Smith Barney Dividend Strategy Portfolio (continued)
    Separate Account Charges 2.45% ......................................        29,127      $  1.170         $     34,091
    Separate Account Charges 2.50% ......................................            --         1.015                   --
    Separate Account Charges 2.55% ......................................            --         1.015                   --
    Separate Account Charges 2.60% ......................................        24,056         1.107               26,632
    Separate Account Charges 2.65% ......................................            --         1.106                   --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.30% ......................................         7,448         0.871                6,485
    Separate Account Charges 1.40% ......................................        41,158         0.868               35,704
    Separate Account Charges 1.50% ......................................         2,029         0.881                1,788
    Separate Account Charges 1.55% ......................................            --         0.863                   --
    Separate Account Charges 1.60% ......................................            --         0.878                   --
    Separate Account Charges 1.65% ......................................            --         1.167                   --
    Separate Account Charges 1.70% ......................................            --         1.282                   --
    Separate Account Charges 1.75% ......................................            --         0.873                   --
    Separate Account Charges 1.80% ......................................        40,772         1.279               52,160
    Separate Account Charges 1.85% ......................................        46,001         1.146               52,719
    Separate Account Charges 1.90% ......................................        10,160         1.277               12,972
    Separate Account Charges 1.95% ......................................            --         1.275                   --
    Separate Account Charges 2.00% ......................................            --         1.274                   --
    Separate Account Charges 2.05% ......................................            --         1.139                   --
    Separate Account Charges 2.10% ......................................            --         1.160                   --
    Separate Account Charges 2.15% ......................................            --         1.270                   --
    Separate Account Charges 2.20% ......................................            --         1.158                   --
    Separate Account Charges 2.25% ......................................        30,641         1.268               38,842
    Separate Account Charges 2.35% ......................................            --         1.156                   --
    Separate Account Charges 2.40% ......................................            --         1.155                   --
    Separate Account Charges 2.45% ......................................            --         1.262                   --
    Separate Account Charges 2.50% ......................................            --         1.025                   --
    Separate Account Charges 2.55% ......................................            --         1.025                   --
    Separate Account Charges 2.60% ......................................            --         1.152                   --
    Separate Account Charges 2.65% ......................................            --         1.151                   --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.30% ......................................       407,875         1.450              591,401
    Separate Account Charges 1.40% ......................................     2,881,219         1.447            4,168,215
    Separate Account Charges 1.50% ......................................       623,494         1.443              899,977
    Separate Account Charges 1.55% ......................................        17,683         1.442               25,495
    Separate Account Charges 1.60% ......................................            --         1.440                   --
    Separate Account Charges 1.65% ......................................        84,029         1.186               99,654
    Separate Account Charges 1.70% ......................................       509,181         1.313              668,714
    Separate Account Charges 1.75% ......................................            --         1.435                   --
    Separate Account Charges 1.80% ......................................     8,485,037         1.311           11,120,927
    Separate Account Charges 1.85% ......................................     1,902,696         1.432            2,724,888
    Separate Account Charges 1.90% ......................................     5,935,323         1.308            7,763,251
    Separate Account Charges 1.95% ......................................       134,665         1.307              175,959

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - All Cap Growth and Value (continued)
    Separate Account Charges 2.00% ......................................       167,138      $  1.305         $    218,167
    Separate Account Charges 2.05% ......................................       159,891         1.426              227,954
    Separate Account Charges 2.10% ......................................       241,112         1.179              284,167
    Separate Account Charges 2.15% ......................................        80,817         1.301              105,169
    Separate Account Charges 2.20% ......................................            --         1.177                   --
    Separate Account Charges 2.25% ......................................    14,950,399         1.299           19,415,793
    Separate Account Charges 2.35% ......................................        33,414         1.174               39,244
    Separate Account Charges 2.40% ......................................       189,237         1.174              222,100
    Separate Account Charges 2.45% ......................................       766,304         1.293              991,126
    Separate Account Charges 2.50% ......................................        52,148         1.038               54,122
    Separate Account Charges 2.55% ......................................        26,690         1.038               27,693
    Separate Account Charges 2.60% ......................................       162,348         1.170              190,013
    Separate Account Charges 2.65% ......................................            --         1.170                   --
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.30% ......................................       658,255         1.296              852,965
    Separate Account Charges 1.40% ......................................     1,943,130         1.293            2,512,268
    Separate Account Charges 1.50% ......................................       915,145         1.290            1,180,535
    Separate Account Charges 1.55% ......................................            --         1.289                   --
    Separate Account Charges 1.60% ......................................            --         1.287                   --
    Separate Account Charges 1.65% ......................................        38,331         1.127               43,188
    Separate Account Charges 1.70% ......................................       841,302         1.212            1,019,965
    Separate Account Charges 1.75% ......................................            --         1.283                   --
    Separate Account Charges 1.80% ......................................     9,675,598         1.210           11,706,335
    Separate Account Charges 1.85% ......................................     4,117,282         1.280            5,269,628
    Separate Account Charges 1.90% ......................................     5,487,238         1.207            6,625,376
    Separate Account Charges 1.95% ......................................            --         1.206                   --
    Separate Account Charges 2.00% ......................................       146,527         1.205              176,560
    Separate Account Charges 2.05% ......................................       273,574         1.274              348,571
    Separate Account Charges 2.10% ......................................       102,335         1.120              114,584
    Separate Account Charges 2.15% ......................................        23,285         1.201               27,972
    Separate Account Charges 2.20% ......................................        32,569         1.118               36,417
    Separate Account Charges 2.25% ......................................    13,207,493         1.199           15,833,676
    Separate Account Charges 2.35% ......................................       405,533         1.116              452,496
    Separate Account Charges 2.40% ......................................        72,324         1.115               80,643
    Separate Account Charges 2.45% ......................................       335,517         1.194              400,591
    Separate Account Charges 2.50% ......................................            --         1.030                   --
    Separate Account Charges 2.55% ......................................            --         1.030                   --
    Separate Account Charges 2.60% ......................................       303,857         1.112              337,871
    Separate Account Charges 2.65% ......................................            --         1.111                   --
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.30% ......................................        36,823         1.519               55,919
    Separate Account Charges 1.40% ......................................       734,070         1.515            1,112,240
    Separate Account Charges 1.50% ......................................       428,665         1.512              648,037
    Separate Account Charges 1.55% ......................................            --         1.510                   --
    Separate Account Charges 1.60% ......................................            --         1.508                   --
    Separate Account Charges 1.65% ......................................            --         1.238                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Global All Cap Growth and Value (continued)
    Separate Account Charges 1.70% ......................................       197,082      $  1.350         $    265,998
    Separate Account Charges 1.75% ......................................            --         1.503                   --
    Separate Account Charges 1.80% ......................................     2,566,168         1.347            3,456,479
    Separate Account Charges 1.85% ......................................       388,786         1.500              583,149
    Separate Account Charges 1.90% ......................................     1,373,084         1.344            1,845,668
    Separate Account Charges 1.95% ......................................            --         1.343                   --
    Separate Account Charges 2.00% ......................................       202,906         1.341              272,188
    Separate Account Charges 2.05% ......................................       130,088         1.493              194,248
    Separate Account Charges 2.10% ......................................            --         1.231                   --
    Separate Account Charges 2.15% ......................................            --         1.337                   --
    Separate Account Charges 2.20% ......................................       356,993         1.229              438,757
    Separate Account Charges 2.25% ......................................     2,387,094         1.335            3,185,856
    Separate Account Charges 2.35% ......................................        15,706         1.226               19,263
    Separate Account Charges 2.40% ......................................        28,156         1.226               34,509
    Separate Account Charges 2.45% ......................................       153,504         1.329              204,034
    Separate Account Charges 2.50% ......................................            --         1.066                   --
    Separate Account Charges 2.55% ......................................       103,866         1.065              110,657
    Separate Account Charges 2.60% ......................................        26,599         1.222               32,510
    Separate Account Charges 2.65% ......................................            --         1.221                   --
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.30% ......................................        33,075         1.435               47,465
    Separate Account Charges 1.40% ......................................       254,701         1.432              364,689
    Separate Account Charges 1.50% ......................................        13,357         1.429               19,081
    Separate Account Charges 1.55% ......................................            --         1.427                   --
    Separate Account Charges 1.60% ......................................            --         1.425                   --
    Separate Account Charges 1.65% ......................................            --         1.180                   --
    Separate Account Charges 1.70% ......................................       102,611         1.280              131,343
    Separate Account Charges 1.75% ......................................            --         1.421                   --
    Separate Account Charges 1.80% ......................................     1,615,751         1.277            2,063,965
    Separate Account Charges 1.85% ......................................       596,551         1.417              845,556
    Separate Account Charges 1.90% ......................................     1,092,955         1.275            1,393,309
    Separate Account Charges 1.95% ......................................            --         1.274                   --
    Separate Account Charges 2.00% ......................................            --         1.272                   --
    Separate Account Charges 2.05% ......................................        24,670         1.411               34,811
    Separate Account Charges 2.10% ......................................        23,773         1.173               27,885
    Separate Account Charges 2.15% ......................................            --         1.268                   --
    Separate Account Charges 2.20% ......................................         7,498         1.171                8,783
    Separate Account Charges 2.25% ......................................     1,741,884         1.266            2,204,758
    Separate Account Charges 2.35% ......................................        26,484         1.169               30,959
    Separate Account Charges 2.40% ......................................        76,081         1.168               88,874
    Separate Account Charges 2.45% ......................................        25,430         1.261               32,057
    Separate Account Charges 2.50% ......................................            --         1.032                   --
    Separate Account Charges 2.55% ......................................        10,329         1.032               10,656
    Separate Account Charges 2.60% ......................................            --         1.165                   --
    Separate Account Charges 2.65% ......................................            --         1.164                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.30% ......................................            --      $  1.229         $         --
    Separate Account Charges 1.40% ......................................            --         1.226                   --
    Separate Account Charges 1.50% ......................................            --         1.222                   --
    Separate Account Charges 1.55% ......................................            --         1.221                   --
    Separate Account Charges 1.60% ......................................            --         1.219                   --
    Separate Account Charges 1.65% ......................................            --         1.155                   --
    Separate Account Charges 1.70% ......................................            --         1.292                   --
    Separate Account Charges 1.75% ......................................       304,688         1.214              369,900
    Separate Account Charges 1.80% ......................................            --         1.289                   --
    Separate Account Charges 1.85% ......................................     1,867,254         1.211            2,260,697
    Separate Account Charges 1.90% ......................................            --         1.286                   --
    Separate Account Charges 1.95% ......................................            --         1.285                   --
    Separate Account Charges 2.00% ......................................            --         1.284                   --
    Separate Account Charges 2.05% ......................................            --         1.204                   --
    Separate Account Charges 2.10% ......................................            --         1.148                   --
    Separate Account Charges 2.15% ......................................        95,886         1.280              122,714
    Separate Account Charges 2.20% ......................................            --         1.147                   --
    Separate Account Charges 2.25% ......................................     1,195,502         1.277            1,526,898
    Separate Account Charges 2.35% ......................................            --         1.144                   --
    Separate Account Charges 2.40% ......................................            --         1.144                   --
    Separate Account Charges 2.45% ......................................        17,936         1.272               22,814
    Separate Account Charges 2.50% ......................................            --         1.042                   --
    Separate Account Charges 2.55% ......................................            --         1.041                   --
    Separate Account Charges 2.60% ......................................            --         1.140                   --
    Separate Account Charges 2.65% ......................................            --         1.140                   --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.30% ......................................            --         1.209                   --
    Separate Account Charges 1.40% ......................................            --         1.206                   --
    Separate Account Charges 1.50% ......................................            --         1.202                   --
    Separate Account Charges 1.55% ......................................            --         1.201                   --
    Separate Account Charges 1.60% ......................................            --         1.199                   --
    Separate Account Charges 1.65% ......................................            --         1.345                   --
    Separate Account Charges 1.70% ......................................            --         1.471                   --
    Separate Account Charges 1.75% ......................................        10,427         1.194               12,451
    Separate Account Charges 1.80% ......................................            --         1.468                   --
    Separate Account Charges 1.85% ......................................       154,509         1.191              183,980
    Separate Account Charges 1.90% ......................................            --         1.465                   --
    Separate Account Charges 1.95% ......................................            --         1.464                   --
    Separate Account Charges 2.00% ......................................            --         1.462                   --
    Separate Account Charges 2.05% ......................................            --         1.184                   --
    Separate Account Charges 2.10% ......................................            --         1.336                   --
    Separate Account Charges 2.15% ......................................       188,222         1.458              274,360
    Separate Account Charges 2.20% ......................................            --         1.335                   --
    Separate Account Charges 2.25% ......................................        64,865         1.455               94,360
    Separate Account Charges 2.35% ......................................            --         1.332                   --
    Separate Account Charges 2.40% ......................................            --         1.331                   --
    Separate Account Charges 2.45% ......................................            --         1.449                   --
    Separate Account Charges 2.50% ......................................            --         1.118                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --     $   1.118         $         --
    Separate Account Charges 2.60% ......................................            --         1.327                   --
    Separate Account Charges 2.65% ......................................            --         1.326                   --
  Equity Income Portfolio
    Separate Account Charges 1.30% ......................................       518,850         1.200              622,809
    Separate Account Charges 1.40% ......................................       851,522         1.194            1,016,908
    Separate Account Charges 1.50% ......................................       106,627         1.112              118,571
    Separate Account Charges 1.55% ......................................            --         1.185                   --
    Separate Account Charges 1.60% ......................................        23,388         1.108               25,915
    Separate Account Charges 1.65% ......................................            --         1.226                   --
    Separate Account Charges 1.70% ......................................       788,266         1.335            1,052,592
    Separate Account Charges 1.75% ......................................       217,227         1.102              239,425
    Separate Account Charges 1.80% ......................................     1,796,282         1.333            2,393,728
    Separate Account Charges 1.85% ......................................     2,231,165         1.326            2,958,507
    Separate Account Charges 1.90% ......................................       701,393         1.330              932,776
    Separate Account Charges 1.95% ......................................            --         1.329                   --
    Separate Account Charges 2.00% ......................................            --         1.327                   --
    Separate Account Charges 2.05% ......................................        52,584         1.317               69,272
    Separate Account Charges 2.10% ......................................            --         1.218                   --
    Separate Account Charges 2.15% ......................................       207,293         1.323              274,276

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Equity Income Portfolio (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.217         $         --
    Separate Account Charges 2.25% ......................................     2,356,303         1.320            3,111,346
    Separate Account Charges 2.35% ......................................        38,632         1.214               46,904
    Separate Account Charges 2.40% ......................................         3,818         1.213                4,633
    Separate Account Charges 2.45% ......................................        50,384         1.315               66,259
    Separate Account Charges 2.50% ......................................            --         1.101                   --
    Separate Account Charges 2.55% ......................................            --         1.101                   --
    Separate Account Charges 2.60% ......................................            --         1.210                   --
    Separate Account Charges 2.65% ......................................            --         1.209                   --
  Federated High Yield Portfolio
    Separate Account Charges 1.30% ......................................            --         1.311                   --
    Separate Account Charges 1.40% ......................................            --         1.307                   --
    Separate Account Charges 1.50% ......................................            --         1.303                   --
    Separate Account Charges 1.55% ......................................            --         1.302                   --
    Separate Account Charges 1.60% ......................................            --         1.300                   --
    Separate Account Charges 1.65% ......................................            --         1.186                   --
    Separate Account Charges 1.70% ......................................            --         1.311                   --
    Separate Account Charges 1.75% ......................................        63,731         1.294               82,495
    Separate Account Charges 1.80% ......................................            --         1.308                   --
    Separate Account Charges 1.85% ......................................       148,509         1.291              191,701
    Separate Account Charges 1.90% ......................................            --         1.305                   --
    Separate Account Charges 1.95% ......................................            --         1.304                   --
    Separate Account Charges 2.00% ......................................            --         1.303                   --
    Separate Account Charges 2.05% ......................................         4,376         1.284                5,617
    Separate Account Charges 2.10% ......................................            --         1.179                   --
    Separate Account Charges 2.15% ......................................        82,675         1.299              107,363
    Separate Account Charges 2.20% ......................................            --         1.177                   --
    Separate Account Charges 2.25% ......................................       306,267         1.296              396,911
    Separate Account Charges 2.35% ......................................            --         1.175                   --
    Separate Account Charges 2.40% ......................................            --         1.174                   --
    Separate Account Charges 2.45% ......................................         1,188         1.291                1,533
    Separate Account Charges 2.50% ......................................            --         1.077                   --
    Separate Account Charges 2.55% ......................................            --         1.077                   --
    Separate Account Charges 2.60% ......................................            --         1.171                   --
    Separate Account Charges 2.65% ......................................            --         1.170                   --
  Federated Stock Portfolio
    Separate Account Charges 1.30% ......................................            --         1.080                   --
    Separate Account Charges 1.40% ......................................            --         1.077                   --
    Separate Account Charges 1.50% ......................................            --         1.074                   --
    Separate Account Charges 1.55% ......................................            --         1.072                   --
    Separate Account Charges 1.60% ......................................            --         1.071                   --
    Separate Account Charges 1.65% ......................................            --         1.248                   --
    Separate Account Charges 1.70% ......................................            --         1.333                   --
    Separate Account Charges 1.75% ......................................       135,468         1.066              144,475
    Separate Account Charges 1.80% ......................................            --         1.331                   --
    Separate Account Charges 1.85% ......................................       186,768         1.064              198,639

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Federated Stock Portfolio (continued)
    Separate Account Charges 1.90% ......................................            --      $  1.328         $         --
    Separate Account Charges 1.95% ......................................            --         1.327                   --
    Separate Account Charges 2.00% ......................................            --         1.325                   --
    Separate Account Charges 2.05% ......................................            --         1.058                   --
    Separate Account Charges 2.10% ......................................            --         1.241                   --
    Separate Account Charges 2.15% ......................................       107,094         1.321              141,487
    Separate Account Charges 2.20% ......................................            --         1.239                   --
    Separate Account Charges 2.25% ......................................       116,006         1.318              152,949
    Separate Account Charges 2.35% ......................................            --         1.236                   --
    Separate Account Charges 2.40% ......................................            --         1.235                   --
    Separate Account Charges 2.45% ......................................         4,395         1.313                5,771
    Separate Account Charges 2.50% ......................................            --         1.078                   --
    Separate Account Charges 2.55% ......................................            --         1.078                   --
    Separate Account Charges 2.60% ......................................            --         1.232                   --
    Separate Account Charges 2.65% ......................................            --         1.231                   --
  Large Cap Portfolio
    Separate Account Charges 1.30% ......................................       362,622         0.724              262,444
    Separate Account Charges 1.40% ......................................       229,272         0.720              165,094
    Separate Account Charges 1.50% ......................................            --         0.864                   --
    Separate Account Charges 1.55% ......................................         5,924         0.715                4,233
    Separate Account Charges 1.60% ......................................            --         0.861                   --
    Separate Account Charges 1.65% ......................................            --         1.179                   --
    Separate Account Charges 1.70% ......................................        47,608         1.241               59,075
    Separate Account Charges 1.75% ......................................        24,729         0.856               21,170
    Separate Account Charges 1.80% ......................................       302,101         1.238              374,097
    Separate Account Charges 1.85% ......................................       587,004         1.103              647,626
    Separate Account Charges 1.90% ......................................       193,842         1.236              239,551
    Separate Account Charges 1.95% ......................................            --         1.235                   --
    Separate Account Charges 2.00% ......................................         3,521         1.233                4,342
    Separate Account Charges 2.05% ......................................            --         1.096                   --
    Separate Account Charges 2.10% ......................................            --         1.172                   --
    Separate Account Charges 2.15% ......................................        71,256         1.230               87,610
    Separate Account Charges 2.20% ......................................            --         1.170                   --
    Separate Account Charges 2.25% ......................................       638,667         1.227              783,647
    Separate Account Charges 2.35% ......................................            --         1.168                   --
    Separate Account Charges 2.40% ......................................            --         1.167                   --
    Separate Account Charges 2.45% ......................................            --         1.222                   --
    Separate Account Charges 2.50% ......................................            --         1.048                   --
    Separate Account Charges 2.55% ......................................            --         1.047                   --
    Separate Account Charges 2.60% ......................................            --         1.164                   --
    Separate Account Charges 2.65% ......................................         9,804         1.163               11,399

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Lazard International Stock Portfolio
    Separate Account Charges 1.30% ......................................        16,556      $  1.228         $     20,324
    Separate Account Charges 1.40% ......................................        85,884         1.224              105,139
    Separate Account Charges 1.50% ......................................        36,442         1.221               44,490
    Separate Account Charges 1.55% ......................................            --         1.219                   --
    Separate Account Charges 1.60% ......................................            --         1.217                   --
    Separate Account Charges 1.65% ......................................            --         1.321                   --
    Separate Account Charges 1.70% ......................................         1,103         1.441                1,589
    Separate Account Charges 1.75% ......................................            --         1.212                   --
    Separate Account Charges 1.80% ......................................       334,945         1.438              481,590
    Separate Account Charges 1.85% ......................................       377,857         1.209              456,856
    Separate Account Charges 1.90% ......................................       195,264         1.435              280,185
    Separate Account Charges 1.95% ......................................            --         1.433                   --
    Separate Account Charges 2.00% ......................................            --         1.432                   --
    Separate Account Charges 2.05% ......................................        30,586         1.202               36,778
    Separate Account Charges 2.10% ......................................            --         1.313                   --
    Separate Account Charges 2.15% ......................................       157,537         1.428              224,899
    Separate Account Charges 2.20% ......................................            --         1.311                   --
    Separate Account Charges 2.25% ......................................       820,537         1.425            1,169,011
    Separate Account Charges 2.35% ......................................         2,184         1.308                2,858
    Separate Account Charges 2.40% ......................................        33,663         1.308               44,016
    Separate Account Charges 2.45% ......................................        51,990         1.419               73,769
    Separate Account Charges 2.50% ......................................            --         1.144                   --
    Separate Account Charges 2.55% ......................................            --         1.144                   --
    Separate Account Charges 2.60% ......................................        98,803         1.304              128,832
    Separate Account Charges 2.65% ......................................            --         1.303                   --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.30% ......................................       193,486         0.765              148,052
    Separate Account Charges 1.40% ......................................       339,737         0.761              258,626
    Separate Account Charges 1.50% ......................................        14,141         0.869               12,282
    Separate Account Charges 1.55% ......................................            --         0.755                   --
    Separate Account Charges 1.60% ......................................            --         0.865                   --
    Separate Account Charges 1.65% ......................................            --         1.244                   --
    Separate Account Charges 1.70% ......................................        34,564         1.321               45,659
    Separate Account Charges 1.75% ......................................         4,740         0.861                4,081
    Separate Account Charges 1.80% ......................................       105,100         1.318              138,551
    Separate Account Charges 1.85% ......................................       528,392         1.145              604,906
    Separate Account Charges 1.90% ......................................         7,738         1.316               10,180
    Separate Account Charges 1.95% ......................................            --         1.314                   --
    Separate Account Charges 2.00% ......................................            --         1.313                   --
    Separate Account Charges 2.05% ......................................        33,831         1.137               38,478
    Separate Account Charges 2.10% ......................................            --         1.236                   --
    Separate Account Charges 2.15% ......................................        66,131         1.309               86,560
    Separate Account Charges 2.20% ......................................            --         1.235                   --
    Separate Account Charges 2.25% ......................................       236,555         1.306              309,003
    Separate Account Charges 2.35% ......................................         6,671         1.232                8,219
    Separate Account Charges 2.40% ......................................            --         1.231                   --
    Separate Account Charges 2.45% ......................................         3,795         1.301                4,937
    Separate Account Charges 2.50% ......................................            --         1.123                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Merrill Lynch Large Cap Core Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.123         $         --
    Separate Account Charges 2.60% ......................................            --         1.228                   --
    Separate Account Charges 2.65% ......................................            --         1.227                   --
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.30% ......................................        97,124         0.655               63,628
    Separate Account Charges 1.40% ......................................       311,501         0.652              203,019
    Separate Account Charges 1.50% ......................................        30,876         0.766               23,637
    Separate Account Charges 1.55% ......................................         8,071         0.647                5,220
    Separate Account Charges 1.60% ......................................            --         0.763                   --
    Separate Account Charges 1.65% ......................................            --         1.228                   --
    Separate Account Charges 1.70% ......................................        50,357         1.367               68,819
    Separate Account Charges 1.75% ......................................        14,735         0.759               11,180
    Separate Account Charges 1.80% ......................................       384,780         1.364              524,779
    Separate Account Charges 1.85% ......................................       180,941         1.104              199,697
    Separate Account Charges 1.90% ......................................       137,234         1.361              186,785
    Separate Account Charges 1.95% ......................................            --         1.360                   --
    Separate Account Charges 2.00% ......................................         1,415         1.358                1,922
    Separate Account Charges 2.05% ......................................            --         1.096                   --
    Separate Account Charges 2.10% ......................................            --         1.220                   --
    Separate Account Charges 2.15% ......................................        12,107         1.354               16,394
    Separate Account Charges 2.20% ......................................            --         1.218                   --
    Separate Account Charges 2.25% ......................................       237,712         1.351              321,237
    Separate Account Charges 2.35% ......................................            --         1.216                   --
    Separate Account Charges 2.40% ......................................            --         1.215                   --
    Separate Account Charges 2.45% ......................................        38,397         1.346               51,677
    Separate Account Charges 2.50% ......................................            --         1.081                   --
    Separate Account Charges 2.55% ......................................            --         1.080                   --
    Separate Account Charges 2.60% ......................................         7,801         1.212                9,454
    Separate Account Charges 2.65% ......................................            --         1.211                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.30% ......................................            --         0.840                   --
    Separate Account Charges 1.40% ......................................            --         0.837                   --
    Separate Account Charges 1.50% ......................................            --         0.835                   --
    Separate Account Charges 1.55% ......................................            --         0.834                   --
    Separate Account Charges 1.60% ......................................            --         0.833                   --
    Separate Account Charges 1.65% ......................................            --         1.272                   --
    Separate Account Charges 1.70% ......................................            --         1.472                   --
    Separate Account Charges 1.75% ......................................        18,766         0.829               15,561
    Separate Account Charges 1.80% ......................................            --         1.469                   --
    Separate Account Charges 1.85% ......................................       197,288         0.827              163,138
    Separate Account Charges 1.90% ......................................            --         1.466                   --
    Separate Account Charges 1.95% ......................................            --         1.465                   --
    Separate Account Charges 2.00% ......................................            --         1.463                   --
    Separate Account Charges 2.05% ......................................        10,388         0.822                8,542
    Separate Account Charges 2.10% ......................................            --         1.264                   --
    Separate Account Charges 2.15% ......................................        94,125         1.459              137,325

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  MFS Mid Cap Growth Portfolio (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.263         $         --
    Separate Account Charges 2.25% ......................................       183,666         1.456              267,421
    Separate Account Charges 2.35% ......................................            --         1.260                   --
    Separate Account Charges 2.40% ......................................            --         1.259                   --
    Separate Account Charges 2.45% ......................................        11,068         1.450               16,050
    Separate Account Charges 2.50% ......................................            --         1.073                   --
    Separate Account Charges 2.55% ......................................            --         1.072                   --
    Separate Account Charges 2.60% ......................................            --         1.256                   --
    Separate Account Charges 2.65% ......................................            --         1.255                   --
  MFS Value Portfolio
    Separate Account Charges 1.30% ......................................            --         1.123                   --
    Separate Account Charges 1.40% ......................................        20,871         1.122               23,421
    Separate Account Charges 1.50% ......................................        16,893         1.121               18,944
    Separate Account Charges 1.55% ......................................            --         1.121                   --
    Separate Account Charges 1.60% ......................................            --         1.121                   --
    Separate Account Charges 1.65% ......................................            --         1.120                   --
    Separate Account Charges 1.70% ......................................            --         1.120                   --
    Separate Account Charges 1.75% ......................................        29,551         1.120               33,084
    Separate Account Charges 1.80% ......................................       172,177         1.119              192,698
    Separate Account Charges 1.85% ......................................        22,370         1.119               25,028
    Separate Account Charges 1.90% ......................................        79,566         1.118               88,991
    Separate Account Charges 1.95% ......................................            --         1.118                   --
    Separate Account Charges 2.00% ......................................            --         1.118                   --
    Separate Account Charges 2.05% ......................................         8,567         1.117                9,572
    Separate Account Charges 2.10% ......................................            --         1.117                   --
    Separate Account Charges 2.15% ......................................         9,859         1.117               11,009
    Separate Account Charges 2.20% ......................................            --         1.116                   --
    Separate Account Charges 2.25% ......................................       152,817         1.116              170,523
    Separate Account Charges 2.35% ......................................            --         1.115                   --
    Separate Account Charges 2.40% ......................................            --         1.115                   --
    Separate Account Charges 2.45% ......................................         5,161         1.114                5,752
    Separate Account Charges 2.50% ......................................            --         1.125                   --
    Separate Account Charges 2.55% ......................................            --         1.125                   --
    Separate Account Charges 2.60% ......................................            --         1.113                   --
    Separate Account Charges 2.65% ......................................            --         1.113                   --
  Pioneer Fund Portfolio
    Separate Account Charges 1.30% ......................................            --         1.336                   --
    Separate Account Charges 1.40% ......................................        84,799         1.333              113,079
    Separate Account Charges 1.50% ......................................        10,551         1.331               14,046
    Separate Account Charges 1.55% ......................................         4,469         1.330                5,945
    Separate Account Charges 1.60% ......................................            --         1.329                   --
    Separate Account Charges 1.65% ......................................            --         1.234                   --
    Separate Account Charges 1.70% ......................................            --         1.327                   --
    Separate Account Charges 1.75% ......................................        17,677         1.326               23,435
    Separate Account Charges 1.80% ......................................       299,231         1.325              396,368
    Separate Account Charges 1.85% ......................................        68,258         1.324               90,342

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio (continued)
    Separate Account Charges 1.90% ......................................       201,931      $  1.322         $    267,038
    Separate Account Charges 1.95% ......................................            --         1.321                   --
    Separate Account Charges 2.00% ......................................            --         1.320                   --
    Separate Account Charges 2.05% ......................................         1,735         1.319                2,289
    Separate Account Charges 2.10% ......................................            --         1.226                   --
    Separate Account Charges 2.15% ......................................         3,791         1.317                4,992
    Separate Account Charges 2.20% ......................................            --         1.225                   --
    Separate Account Charges 2.25% ......................................       202,671         1.315              266,459
    Separate Account Charges 2.35% ......................................            --         1.222                   --
    Separate Account Charges 2.40% ......................................            --         1.221                   --
    Separate Account Charges 2.45% ......................................        50,441         1.310               66,096
    Separate Account Charges 2.50% ......................................            --         1.092                   --
    Separate Account Charges 2.55% ......................................            --         1.092                   --
    Separate Account Charges 2.60% ......................................        16,914         1.218               20,598
    Separate Account Charges 2.65% ......................................            --         1.217                   --
  Social Awareness Stock Portfolio
    Separate Account Charges 1.30% ......................................            --         1.084                   --
    Separate Account Charges 1.40% ......................................            --         1.083                   --
    Separate Account Charges 1.50% ......................................            --         1.082                   --
    Separate Account Charges 1.55% ......................................            --         1.082                   --
    Separate Account Charges 1.60% ......................................            --         1.082                   --
    Separate Account Charges 1.65% ......................................            --         1.081                   --
    Separate Account Charges 1.70% ......................................            --         1.081                   --
    Separate Account Charges 1.75% ......................................         3,000         1.081                3,242
    Separate Account Charges 1.80% ......................................            --         1.080                   --
    Separate Account Charges 1.85% ......................................            --         1.080                   --
    Separate Account Charges 1.90% ......................................            --         1.080                   --
    Separate Account Charges 1.95% ......................................            --         1.079                   --
    Separate Account Charges 2.00% ......................................            --         1.079                   --
    Separate Account Charges 2.05% ......................................            --         1.078                   --
    Separate Account Charges 2.10% ......................................            --         1.078                   --
    Separate Account Charges 2.15% ......................................            --         1.078                   --
    Separate Account Charges 2.20% ......................................            --         1.077                   --
    Separate Account Charges 2.25% ......................................        37,480         1.077               40,367
    Separate Account Charges 2.35% ......................................            --         1.076                   --
    Separate Account Charges 2.40% ......................................            --         1.076                   --
    Separate Account Charges 2.45% ......................................            --         1.076                   --
    Separate Account Charges 2.50% ......................................            --         1.074                   --
    Separate Account Charges 2.55% ......................................            --         1.074                   --
    Separate Account Charges 2.60% ......................................            --         1.075                   --
    Separate Account Charges 2.65% ......................................            --         1.074                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.30% ......................................            --         1.141                   --
    Separate Account Charges 1.40% ......................................            --         1.138                   --
    Separate Account Charges 1.50% ......................................            --         1.135                   --
    Separate Account Charges 1.55% ......................................            --         1.133                   --
    Separate Account Charges 1.60% ......................................            --         1.132                   --
    Separate Account Charges 1.65% ......................................            --         1.042                   --
    Separate Account Charges 1.70% ......................................            --         1.083                   --
    Separate Account Charges 1.75% ......................................       213,616         1.127              240,737
    Separate Account Charges 1.80% ......................................            --         1.081                   --
    Separate Account Charges 1.85% ......................................       426,060         1.124              478,826
    Separate Account Charges 1.90% ......................................            --         1.079                   --
    Separate Account Charges 1.95% ......................................            --         1.078                   --
    Separate Account Charges 2.00% ......................................            --         1.077                   --
    Separate Account Charges 2.05% ......................................            --         1.118                   --
    Separate Account Charges 2.10% ......................................            --         1.036                   --
    Separate Account Charges 2.15% ......................................       229,252         1.073              246,060
    Separate Account Charges 2.20% ......................................            --         1.034                   --
    Separate Account Charges 2.25% ......................................       234,137         1.071              250,790
    Separate Account Charges 2.35% ......................................            --         1.032                   --
    Separate Account Charges 2.40% ......................................            --         1.031                   --
    Separate Account Charges 2.45% ......................................        30,261         1.067               32,282
    Separate Account Charges 2.50% ......................................            --         1.031                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Travelers Quality Bond Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.031         $         --
    Separate Account Charges 2.60% ......................................            --         1.029                   --
    Separate Account Charges 2.65% ......................................            --         1.028                   --
  U.S. Government Securities Portfolio
    Separate Account Charges 1.30% ......................................            --         1.053                   --
    Separate Account Charges 1.40% ......................................            --         1.052                   --
    Separate Account Charges 1.50% ......................................            --         1.052                   --
    Separate Account Charges 1.55% ......................................            --         1.051                   --
    Separate Account Charges 1.60% ......................................            --         1.051                   --
    Separate Account Charges 1.65% ......................................            --         1.051                   --
    Separate Account Charges 1.70% ......................................            --         1.050                   --
    Separate Account Charges 1.75% ......................................         2,000         1.050                2,100
    Separate Account Charges 1.80% ......................................            --         1.050                   --
    Separate Account Charges 1.85% ......................................            --         1.049                   --
    Separate Account Charges 1.90% ......................................            --         1.049                   --
    Separate Account Charges 1.95% ......................................            --         1.049                   --
    Separate Account Charges 2.00% ......................................            --         1.048                   --
    Separate Account Charges 2.05% ......................................            --         1.048                   --
    Separate Account Charges 2.10% ......................................            --         1.047                   --
    Separate Account Charges 2.15% ......................................        20,108         1.047               21,057
    Separate Account Charges 2.20% ......................................            --         1.047                   --
    Separate Account Charges 2.25% ......................................        16,481         1.046               17,246
    Separate Account Charges 2.35% ......................................            --         1.046                   --
    Separate Account Charges 2.40% ......................................            --         1.045                   --
    Separate Account Charges 2.45% ......................................        26,273         1.045               27,457
    Separate Account Charges 2.50% ......................................            --         1.072                   --
    Separate Account Charges 2.55% ......................................            --         1.071                   --
    Separate Account Charges 2.60% ......................................            --         1.044                   --
    Separate Account Charges 2.65% ......................................            --         1.044                   --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.30% ......................................         7,530         0.872                6,564
    Separate Account Charges 1.40% ......................................        80,474         0.869               69,892
    Separate Account Charges 1.50% ......................................         2,495         0.885                2,209
    Separate Account Charges 1.55% ......................................            --         0.864                   --
    Separate Account Charges 1.60% ......................................            --         0.882                   --
    Separate Account Charges 1.65% ......................................            --         1.193                   --
    Separate Account Charges 1.70% ......................................        59,808         1.287               76,986
    Separate Account Charges 1.75% ......................................        12,441         0.877               10,916
    Separate Account Charges 1.80% ......................................       239,422         1.285              307,559
    Separate Account Charges 1.85% ......................................       375,674         1.196              449,461
    Separate Account Charges 1.90% ......................................       205,108         1.282              262,943
    Separate Account Charges 1.95% ......................................            --         1.281                   --
    Separate Account Charges 2.00% ......................................            --         1.279                   --
    Separate Account Charges 2.05% ......................................            --         1.189                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  AIM Capital Appreciation Portfolio (continued)
    Separate Account Charges 2.10% ......................................            --      $  1.185         $         --
    Separate Account Charges 2.15% ......................................       122,713         1.275              156,514
    Separate Account Charges 2.20% ......................................            --         1.184                   --
    Separate Account Charges 2.25% ......................................       433,213         1.273              551,417
    Separate Account Charges 2.35% ......................................         9,847         1.181               11,631
    Separate Account Charges 2.40% ......................................            --         1.180                   --
    Separate Account Charges 2.45% ......................................            --         1.268                   --
    Separate Account Charges 2.50% ......................................            --         1.054                   --
    Separate Account Charges 2.55% ......................................            --         1.053                   --
    Separate Account Charges 2.60% ......................................            --         1.177                   --
    Separate Account Charges 2.65% ......................................            --         1.176                   --
  MFS Total Return Portfolio
    Separate Account Charges 1.30% ......................................     1,174,241         1.343            1,577,480
    Separate Account Charges 1.40% ......................................     3,458,131         1.337            4,622,080
    Separate Account Charges 1.50% ......................................     1,076,243         1.147            1,234,119
    Separate Account Charges 1.55% ......................................         7,853         1.326               10,416
    Separate Account Charges 1.60% ......................................            --         1.143                   --
    Separate Account Charges 1.65% ......................................            --         1.185                   --
    Separate Account Charges 1.70% ......................................       728,909         1.238              902,232
    Separate Account Charges 1.75% ......................................       366,021         1.137              416,011
    Separate Account Charges 1.80% ......................................     4,150,019         1.235            5,126,421
    Separate Account Charges 1.85% ......................................     4,470,786         1.258            5,624,060
    Separate Account Charges 1.90% ......................................     2,625,579         1.233            3,236,677
    Separate Account Charges 1.95% ......................................            --         1.231                   --
    Separate Account Charges 2.00% ......................................         3,680         1.230                4,527
    Separate Account Charges 2.05% ......................................        46,257         1.250               57,811
    Separate Account Charges 2.10% ......................................         9,432         1.177               11,103
    Separate Account Charges 2.15% ......................................     1,076,462         1.226            1,320,265
    Separate Account Charges 2.20% ......................................         4,470         1.176                5,254
    Separate Account Charges 2.25% ......................................     8,449,630         1.224           10,342,065
    Separate Account Charges 2.35% ......................................        63,089         1.173               74,008
    Separate Account Charges 2.40% ......................................       231,817         1.172              271,752
    Separate Account Charges 2.45% ......................................       351,659         1.219              428,668
    Separate Account Charges 2.50% ......................................            --         1.095                   --
    Separate Account Charges 2.55% ......................................            --         1.095                   --
    Separate Account Charges 2.60% ......................................        58,405         1.169               68,276
    Separate Account Charges 2.65% ......................................            --         1.168                   --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.30% ......................................            --         1.096                   --
    Separate Account Charges 1.40% ......................................       242,440         1.096              265,607
    Separate Account Charges 1.50% ......................................        33,364         1.095               36,528
    Separate Account Charges 1.55% ......................................            --         1.094                   --
    Separate Account Charges 1.60% ......................................            --         1.094                   --
    Separate Account Charges 1.65% ......................................            --         1.094                   --
    Separate Account Charges 1.70% ......................................         5,622         1.093                6,147
    Separate Account Charges 1.75% ......................................            --         1.093                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Pioneer Strategic Income Portfolio (continued)
    Separate Account Charges 1.80% ......................................       407,548      $  1.093         $    445,318
    Separate Account Charges 1.85% ......................................       828,053         1.092              904,486
    Separate Account Charges 1.90% ......................................       320,293         1.092              349,743
    Separate Account Charges 1.95% ......................................            --         1.092                   --
    Separate Account Charges 2.00% ......................................        34,210         1.091               37,331
    Separate Account Charges 2.05% ......................................        30,316         1.091               33,071
    Separate Account Charges 2.10% ......................................            --         1.091                   --
    Separate Account Charges 2.15% ......................................       103,830         1.090              113,189
    Separate Account Charges 2.20% ......................................         7,982         1.090                8,698
    Separate Account Charges 2.25% ......................................       438,335         1.089              477,532
    Separate Account Charges 2.35% ......................................         8,613         1.089                9,377
    Separate Account Charges 2.40% ......................................        76,457         1.088               83,212
    Separate Account Charges 2.45% ......................................        67,513         1.088               73,453
    Separate Account Charges 2.50% ......................................            --         1.103                   --
    Separate Account Charges 2.55% ......................................            --         1.103                   --
    Separate Account Charges 2.60% ......................................            --         1.087                   --
    Separate Account Charges 2.65% ......................................         1,191         1.087                1,294
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.30% ......................................        40,362         0.998               40,290
    Separate Account Charges 1.40% ......................................       211,555         0.997              210,910
    Separate Account Charges 1.50% ......................................        44,674         0.996               44,478
    Separate Account Charges 1.55% ......................................            --         0.995                   --
    Separate Account Charges 1.60% ......................................            --         0.994                   --
    Separate Account Charges 1.65% ......................................            --         0.994                   --
    Separate Account Charges 1.70% ......................................            --         0.993                   --
    Separate Account Charges 1.75% ......................................        12,693         0.992               12,596
    Separate Account Charges 1.80% ......................................       777,354         0.992              770,954
    Separate Account Charges 1.85% ......................................        90,836         0.991               90,033
    Separate Account Charges 1.90% ......................................       202,209         0.990              200,282
    Separate Account Charges 1.95% ......................................            --         0.990                   --
    Separate Account Charges 2.00% ......................................         2,514         0.989                2,487
    Separate Account Charges 2.05% ......................................            --         0.989                   --
    Separate Account Charges 2.10% ......................................            --         0.988                   --
    Separate Account Charges 2.15% ......................................        96,297         0.987               95,073
    Separate Account Charges 2.20% ......................................         7,585         0.987                7,484
    Separate Account Charges 2.25% ......................................     1,892,813         0.986            1,866,325
    Separate Account Charges 2.35% ......................................       103,512         0.985              101,937
    Separate Account Charges 2.40% ......................................            --         0.984                   --
    Separate Account Charges 2.45% ......................................        27,260         0.983               26,809
    Separate Account Charges 2.50% ......................................         7,699         0.997                7,676
    Separate Account Charges 2.55% ......................................            --         0.997                   --
    Separate Account Charges 2.60% ......................................         5,606         0.982                5,503
    Separate Account Charges 2.65% ......................................            --         0.981                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.30% ......................................     1,310,672      $  1.254          $ 1,643,329
    Separate Account Charges 1.40% ......................................     4,218,706         1.247            5,262,142
    Separate Account Charges 1.50% ......................................     1,064,925         0.870              926,413
    Separate Account Charges 1.55% ......................................        51,222         1.238               63,398
    Separate Account Charges 1.60% ......................................            --         0.867                   --
    Separate Account Charges 1.65% ......................................        11,227         1.230               13,814
    Separate Account Charges 1.70% ......................................     1,213,908         1.359            1,650,208
    Separate Account Charges 1.75% ......................................            --         0.862                   --
    Separate Account Charges 1.80% ......................................     6,540,377         1.357            8,873,057
    Separate Account Charges 1.85% ......................................     3,272,964         1.143            3,741,398
    Separate Account Charges 1.90% ......................................     3,329,614         1.354            4,507,956
    Separate Account Charges 1.95% ......................................            --         1.353                   --
    Separate Account Charges 2.00% ......................................         2,707         1.351                3,657
    Separate Account Charges 2.05% ......................................        92,170         1.136              104,674
    Separate Account Charges 2.10% ......................................        12,861         1.223               15,726
    Separate Account Charges 2.15% ......................................            --         1.347                   --
    Separate Account Charges 2.20% ......................................            --         1.221                   --
    Separate Account Charges 2.25% ......................................     8,924,780         1.344           11,997,194
    Separate Account Charges 2.35% ......................................       115,318         1.219              140,518
    Separate Account Charges 2.40% ......................................         9,044         1.218               11,013
    Separate Account Charges 2.45% ......................................       199,978         1.339              267,726
    Separate Account Charges 2.50% ......................................            --         1.065                   --
    Separate Account Charges 2.55% ......................................            --         1.065                   --
    Separate Account Charges 2.60% ......................................        79,432         1.214               96,456
    Separate Account Charges 2.65% ......................................            --         1.213                   --
  Smith Barney High Income Portfolio
    Separate Account Charges 1.30% ......................................       716,412         1.148              822,740
    Separate Account Charges 1.40% ......................................     1,342,536         1.143            1,533,920
    Separate Account Charges 1.50% ......................................       198,065         1.215              240,600
    Separate Account Charges 1.55% ......................................         5,214         1.134                5,912
    Separate Account Charges 1.60% ......................................            --         1.210                   --
    Separate Account Charges 1.65% ......................................            --         1.198                   --
    Separate Account Charges 1.70% ......................................       938,742         1.372            1,287,528
    Separate Account Charges 1.75% ......................................            --         1.204                   --
    Separate Account Charges 1.80% ......................................     2,553,497         1.369            3,495,088
    Separate Account Charges 1.85% ......................................     1,653,615         1.337            2,211,695
    Separate Account Charges 1.90% ......................................     1,428,316         1.366            1,951,035
    Separate Account Charges 1.95% ......................................            --         1.365                   --
    Separate Account Charges 2.00% ......................................        40,792         1.363               55,607
    Separate Account Charges 2.05% ......................................        18,983         1.329               25,225
    Separate Account Charges 2.10% ......................................        58,956         1.191               70,217
    Separate Account Charges 2.15% ......................................         7,657         1.359               10,406
    Separate Account Charges 2.20% ......................................        86,793         1.189              103,228
    Separate Account Charges 2.25% ......................................     3,993,608         1.356            5,416,219
    Separate Account Charges 2.35% ......................................        71,552         1.187               84,924
    Separate Account Charges 2.40% ......................................        17,398         1.186               20,635
    Separate Account Charges 2.45% ......................................        24,080         1.351               32,525
    Separate Account Charges 2.50% ......................................            --         1.084                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney High Income Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.083         $         --
    Separate Account Charges 2.60% ......................................        13,128         1.183               15,527
    Separate Account Charges 2.65% ......................................            --         1.182                   --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.30% ......................................       109,830         0.662               72,704
    Separate Account Charges 1.40% ......................................       125,506         0.659               82,660
    Separate Account Charges 1.50% ......................................            --         0.883                   --
    Separate Account Charges 1.55% ......................................            --         0.654                   --
    Separate Account Charges 1.60% ......................................            --         0.880                   --
    Separate Account Charges 1.65% ......................................            --         1.363                   --
    Separate Account Charges 1.70% ......................................            --         1.432                   --
    Separate Account Charges 1.75% ......................................            --         0.876                   --
    Separate Account Charges 1.80% ......................................            --         1.429                   --
    Separate Account Charges 1.85% ......................................        29,358         1.234               36,241
    Separate Account Charges 1.90% ......................................            --         1.426                   --
    Separate Account Charges 1.95% ......................................            --         1.424                   --
    Separate Account Charges 2.00% ......................................            --         1.423                   --
    Separate Account Charges 2.05% ......................................            --         1.226                   --
    Separate Account Charges 2.10% ......................................            --         1.354                   --
    Separate Account Charges 2.15% ......................................            --         1.418                   --
    Separate Account Charges 2.20% ......................................            --         1.353                   --
    Separate Account Charges 2.25% ......................................        20,659         1.416               29,244
    Separate Account Charges 2.35% ......................................            --         1.350                   --
    Separate Account Charges 2.40% ......................................            --         1.349                   --
    Separate Account Charges 2.45% ......................................            --         1.410                   --
    Separate Account Charges 2.50% ......................................            --         1.154                   --
    Separate Account Charges 2.55% ......................................            --         1.154                   --
    Separate Account Charges 2.60% ......................................            --         1.345                   --
    Separate Account Charges 2.65% ......................................            --         1.344                   --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.30% ......................................       393,882         0.988              389,039
    Separate Account Charges 1.40% ......................................       369,241         0.983              362,839
    Separate Account Charges 1.50% ......................................            --         0.914                   --
    Separate Account Charges 1.55% ......................................            --         0.975                   --
    Separate Account Charges 1.60% ......................................            --         0.910                   --
    Separate Account Charges 1.65% ......................................            --         1.250                   --
    Separate Account Charges 1.70% ......................................            --         1.322                   --
    Separate Account Charges 1.75% ......................................            --         0.906                   --
    Separate Account Charges 1.80% ......................................            --         1.320                   --
    Separate Account Charges 1.85% ......................................       177,763         1.097              194,942
    Separate Account Charges 1.90% ......................................            --         1.317                   --
    Separate Account Charges 1.95% ......................................            --         1.316                   --
    Separate Account Charges 2.00% ......................................            --         1.314                   --
    Separate Account Charges 2.05% ......................................            --         1.090                   --
    Separate Account Charges 2.10% ......................................            --         1.242                   --
    Separate Account Charges 2.15% ......................................            --         1.310                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Cap Value Portfolio (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.241         $         --
    Separate Account Charges 2.25% ......................................        58,386         1.308               76,352
    Separate Account Charges 2.35% ......................................            --         1.238                   --
    Separate Account Charges 2.40% ......................................            --         1.237                   --
    Separate Account Charges 2.45% ......................................            --         1.302                   --
    Separate Account Charges 2.50% ......................................            --         1.080                   --
    Separate Account Charges 2.55% ......................................            --         1.080                   --
    Separate Account Charges 2.60% ......................................            --         1.234                   --
    Separate Account Charges 2.65% ......................................            --         1.233                   --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.30% ......................................       607,137         0.926              562,423
    Separate Account Charges 1.40% ......................................     1,720,065         0.922            1,585,203
    Separate Account Charges 1.50% ......................................       100,138         0.984               98,496
    Separate Account Charges 1.55% ......................................            --         0.914                   --
    Separate Account Charges 1.60% ......................................        26,366         0.980               25,841
    Separate Account Charges 1.65% ......................................            --         1.156                   --
    Separate Account Charges 1.70% ......................................       208,788         1.354              282,795
    Separate Account Charges 1.75% ......................................            --         0.975                   --
    Separate Account Charges 1.80% ......................................     1,460,997         1.352            1,974,810
    Separate Account Charges 1.85% ......................................     1,352,456         1.245            1,684,001
    Separate Account Charges 1.90% ......................................       877,426         1.349            1,183,581
    Separate Account Charges 1.95% ......................................            --         1.348                   --
    Separate Account Charges 2.00% ......................................         9,394         1.346               12,646
    Separate Account Charges 2.05% ......................................       112,011         1.237              138,562
    Separate Account Charges 2.10% ......................................            --         1.148                   --
    Separate Account Charges 2.15% ......................................            --         1.342                   --
    Separate Account Charges 2.20% ......................................            --         1.147                   --
    Separate Account Charges 2.25% ......................................     3,125,257         1.339            4,185,717
    Separate Account Charges 2.35% ......................................            --         1.144                   --
    Separate Account Charges 2.40% ......................................        47,540         1.144               54,365
    Separate Account Charges 2.45% ......................................       147,968         1.334              197,372
    Separate Account Charges 2.50% ......................................            --         0.989                   --
    Separate Account Charges 2.55% ......................................            --         0.989                   --
    Separate Account Charges 2.60% ......................................            --         1.140                   --
    Separate Account Charges 2.65% ......................................            --         1.140                   --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.30% ......................................       381,702         1.351              515,493
    Separate Account Charges 1.40% ......................................       587,236         1.344              788,993
    Separate Account Charges 1.50% ......................................       206,573         1.029              212,554
    Separate Account Charges 1.55% ......................................         8,689         1.333               11,584
    Separate Account Charges 1.60% ......................................        25,663         1.025               26,312
    Separate Account Charges 1.65% ......................................         5,219         1.260                6,578
    Separate Account Charges 1.70% ......................................       403,080         1.353              545,336
    Separate Account Charges 1.75% ......................................            --         1.020                   --
    Separate Account Charges 1.80% ......................................     1,815,921         1.350            2,451,802
    Separate Account Charges 1.85% ......................................       654,161         1.352              884,212

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Mid Cap Core Portfolio (continued)
    Separate Account Charges 1.90% ......................................       725,410      $  1.347         $    977,417
    Separate Account Charges 1.95% ......................................            --         1.346                   --
    Separate Account Charges 2.00% ......................................        14,742         1.345               19,823
    Separate Account Charges 2.05% ......................................        14,847         1.343               19,937
    Separate Account Charges 2.10% ......................................            --         1.252                   --
    Separate Account Charges 2.15% ......................................            --         1.341                   --
    Separate Account Charges 2.20% ......................................            --         1.251                   --
    Separate Account Charges 2.25% ......................................     1,628,496         1.338            2,178,628
    Separate Account Charges 2.35% ......................................       250,879         1.248              313,125
    Separate Account Charges 2.40% ......................................            --         1.247                   --
    Separate Account Charges 2.45% ......................................       178,711         1.332              238,107
    Separate Account Charges 2.50% ......................................            --         1.094                   --
    Separate Account Charges 2.55% ......................................         9,888         1.093               10,810
    Separate Account Charges 2.60% ......................................         4,492         1.244                5,587
    Separate Account Charges 2.65% ......................................            --         1.243                   --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.30% ......................................     1,994,070         1.066            2,125,818
    Separate Account Charges 1.40% ......................................       933,637         1.060              990,184
    Separate Account Charges 1.50% ......................................       143,313         0.990              141,847
    Separate Account Charges 1.55% ......................................         5,375         1.052                5,657
    Separate Account Charges 1.60% ......................................            --         0.986                   --
    Separate Account Charges 1.65% ......................................        19,959         0.988               19,722
    Separate Account Charges 1.70% ......................................     1,254,797         0.981            1,231,314
    Separate Account Charges 1.75% ......................................            --         0.981                   --
    Separate Account Charges 1.80% ......................................     1,789,598         0.979            1,752,565
    Separate Account Charges 1.85% ......................................     3,211,212         0.973            3,126,006
    Separate Account Charges 1.90% ......................................     1,014,806         0.977              991,741
    Separate Account Charges 1.95% ......................................            --         0.976                   --
    Separate Account Charges 2.00% ......................................        27,896         0.975               27,207
    Separate Account Charges 2.05% ......................................        32,120         0.967               31,064
    Separate Account Charges 2.10% ......................................            --         0.982                   --
    Separate Account Charges 2.15% ......................................            --         0.972                   --
    Separate Account Charges 2.20% ......................................        29,273         0.981               28,705
    Separate Account Charges 2.25% ......................................     2,251,784         0.970            2,184,920
    Separate Account Charges 2.35% ......................................       131,110         0.978              128,297
    Separate Account Charges 2.40% ......................................            --         0.978                   --
    Separate Account Charges 2.45% ......................................       138,012         0.966              133,368
    Separate Account Charges 2.50% ......................................            --         0.993                   --
    Separate Account Charges 2.55% ......................................            --         0.992                   --
    Separate Account Charges 2.60% ......................................            --         0.975                   --
    Separate Account Charges 2.65% ......................................            --         0.974                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 1.30% ......................................       193,464      $  0.729         $    141,110
    Separate Account Charges 1.40% ......................................       128,507         0.726               93,250
    Separate Account Charges 1.50% ......................................            --         0.789                   --
    Separate Account Charges 1.55% ......................................        22,836         0.720               16,443
    Separate Account Charges 1.60% ......................................            --         0.786                   --
    Separate Account Charges 1.65% ......................................            --         1.213                   --
    Separate Account Charges 1.70% ......................................         6,178         1.369                8,459
    Separate Account Charges 1.75% ......................................        19,856         0.782               15,525
    Separate Account Charges 1.80% ......................................        73,019         1.366               99,774
    Separate Account Charges 1.85% ......................................       192,976         1.054              203,410
    Separate Account Charges 1.90% ......................................        73,485         1.364              100,208
    Separate Account Charges 1.95% ......................................            --         1.362                   --
    Separate Account Charges 2.00% ......................................            --         1.361                   --
    Separate Account Charges 2.05% ......................................            --         1.047                   --
    Separate Account Charges 2.10% ......................................            --         1.205                   --
    Separate Account Charges 2.15% ......................................        23,249         1.357               31,542
    Separate Account Charges 2.20% ......................................            --         1.203                   --
    Separate Account Charges 2.25% ......................................       421,151         1.354              570,210
    Separate Account Charges 2.35% ......................................            --         1.201                   --
    Separate Account Charges 2.40% ......................................         9,423         1.200               11,309
    Separate Account Charges 2.45% ......................................            --         1.348                   --
    Separate Account Charges 2.50% ......................................            --         1.097                   --
    Separate Account Charges 2.55% ......................................            --         1.097                   --
    Separate Account Charges 2.60% ......................................            --         1.197                   --
    Separate Account Charges 2.65% ......................................            --         1.196                   --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.30% ......................................       981,921         1.222            1,200,394
    Separate Account Charges 1.40% ......................................       982,241         1.216            1,194,628
    Separate Account Charges 1.50% ......................................       101,718         1.098              111,719
    Separate Account Charges 1.55% ......................................            --         1.207                   --
    Separate Account Charges 1.60% ......................................            --         1.094                   --
    Separate Account Charges 1.65% ......................................        17,272         1.043               18,013
    Separate Account Charges 1.70% ......................................       940,269         1.093            1,028,022
    Separate Account Charges 1.75% ......................................            --         1.089                   --
    Separate Account Charges 1.80% ......................................     1,728,934         1.091            1,886,453
    Separate Account Charges 1.85% ......................................     3,291,375         1.057            3,479,778
    Separate Account Charges 1.90% ......................................     1,119,058         1.089            1,218,519
    Separate Account Charges 1.95% ......................................            --         1.088                   --
    Separate Account Charges 2.00% ......................................        22,533         1.087               24,486
    Separate Account Charges 2.05% ......................................       117,811         1.050              123,744
    Separate Account Charges 2.10% ......................................        21,513         1.036               22,295
    Separate Account Charges 2.15% ......................................            --         1.083                   --
    Separate Account Charges 2.20% ......................................        20,659         1.035               21,381
    Separate Account Charges 2.25% ......................................     4,415,032         1.081            4,773,284
    Separate Account Charges 2.35% ......................................        53,765         1.033               55,526
    Separate Account Charges 2.40% ......................................            --         1.032                   --
    Separate Account Charges 2.45% ......................................        48,751         1.077               52,492
    Separate Account Charges 2.50% ......................................         7,480         1.028                7,690

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Travelers Managed Income Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.028         $         --
    Separate Account Charges 2.60% ......................................        66,571         1.029               68,514
    Separate Account Charges 2.65% ......................................            --         1.028                   --
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.30% ......................................        38,094         0.664               25,313
    Separate Account Charges 1.40% ......................................        98,488         0.661               65,105
    Separate Account Charges 1.50% ......................................            --         0.814                   --
    Separate Account Charges 1.55% ......................................        16,759         0.656               10,994
    Separate Account Charges 1.60% ......................................            --         0.811                   --
    Separate Account Charges 1.65% ......................................            --         1.155                   --
    Separate Account Charges 1.70% ......................................         5,698         1.219                6,944
    Separate Account Charges 1.75% ......................................            --         0.807                   --
    Separate Account Charges 1.80% ......................................        41,436         1.216               50,392
    Separate Account Charges 1.85% ......................................       124,503         1.041              129,610
    Separate Account Charges 1.90% ......................................        95,663         1.214              116,100
    Separate Account Charges 1.95% ......................................            --         1.212                   --
    Separate Account Charges 2.00% ......................................            --         1.211                   --
    Separate Account Charges 2.05% ......................................            --         1.034                   --
    Separate Account Charges 2.10% ......................................            --         1.148                   --
    Separate Account Charges 2.15% ......................................            --         1.207                   --
    Separate Account Charges 2.20% ......................................            --         1.146                   --
    Separate Account Charges 2.25% ......................................       112,094         1.205              135,074
    Separate Account Charges 2.35% ......................................            --         1.144                   --
    Separate Account Charges 2.40% ......................................            --         1.143                   --
    Separate Account Charges 2.45% ......................................            --         1.200                   --
    Separate Account Charges 2.50% ......................................            --         1.036                   --
    Separate Account Charges 2.55% ......................................            --         1.035                   --
    Separate Account Charges 2.60% ......................................        54,319         1.140               61,915
    Separate Account Charges 2.65% ......................................            --         1.139                   --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.150                   --
    Separate Account Charges 1.40% ......................................            --         1.147                   --
    Separate Account Charges 1.50% ......................................            --         1.144                   --
    Separate Account Charges 1.55% ......................................            --         1.143                   --
    Separate Account Charges 1.60% ......................................            --         1.141                   --
    Separate Account Charges 1.65% ......................................            --         1.314                   --
    Separate Account Charges 1.70% ......................................            --         1.447                   --
    Separate Account Charges 1.75% ......................................        37,765         1.136               42,910
    Separate Account Charges 1.80% ......................................            --         1.444                   --
    Separate Account Charges 1.85% ......................................       360,935         1.133              408,982
    Separate Account Charges 1.90% ......................................            --         1.441                   --
    Separate Account Charges 1.95% ......................................            --         1.439                   --
    Separate Account Charges 2.00% ......................................            --         1.438                   --
    Separate Account Charges 2.05% ......................................            --         1.127                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust (continued)
  Comstock Portfolio - Class II Shares (continued)
    Separate Account Charges 2.10% ......................................            --      $  1.306         $         --
    Separate Account Charges 2.15% ......................................       116,832         1.433              167,472
    Separate Account Charges 2.20% ......................................            --         1.304                   --
    Separate Account Charges 2.25% ......................................       428,534         1.431              613,030
    Separate Account Charges 2.35% ......................................            --         1.302                   --
    Separate Account Charges 2.40% ......................................            --         1.301                   --
    Separate Account Charges 2.45% ......................................        10,848         1.425               15,455
    Separate Account Charges 2.50% ......................................            --         1.130                   --
    Separate Account Charges 2.55% ......................................            --         1.130                   --
    Separate Account Charges 2.60% ......................................            --         1.297                   --
    Separate Account Charges 2.65% ......................................            --         1.296                   --
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.30% ......................................       221,492         0.714              158,056
    Separate Account Charges 1.40% ......................................       350,996         0.710              249,185
    Separate Account Charges 1.50% ......................................        43,996         0.745               32,756
    Separate Account Charges 1.55% ......................................         2,675         0.704                1,884
    Separate Account Charges 1.60% ......................................            --         0.742                   --
    Separate Account Charges 1.65% ......................................            --         1.176                   --
    Separate Account Charges 1.70% ......................................       107,315         1.264              135,675
    Separate Account Charges 1.75% ......................................            --         0.738                   --
    Separate Account Charges 1.80% ......................................       113,944         1.262              143,762
    Separate Account Charges 1.85% ......................................        96,939         0.987               95,718
    Separate Account Charges 1.90% ......................................        37,311         1.259               46,979
    Separate Account Charges 1.95% ......................................            --         1.258                   --
    Separate Account Charges 2.00% ......................................            --         1.257                   --
    Separate Account Charges 2.05% ......................................            --         0.981                   --
    Separate Account Charges 2.10% ......................................            --         1.169                   --
    Separate Account Charges 2.15% ......................................            --         1.253                   --
    Separate Account Charges 2.20% ......................................            --         1.167                   --
    Separate Account Charges 2.25% ......................................       104,386         1.250              130,500
    Separate Account Charges 2.35% ......................................            --         1.165                   --
    Separate Account Charges 2.40% ......................................            --         1.164                   --
    Separate Account Charges 2.45% ......................................            --         1.245                   --
    Separate Account Charges 2.50% ......................................            --         1.058                   --
    Separate Account Charges 2.55% ......................................            --         1.058                   --
    Separate Account Charges 2.60% ......................................        12,500         1.161               14,511
    Separate Account Charges 2.65% ......................................            --         1.160                   --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         0.923                   --
    Separate Account Charges 1.40% ......................................            --         0.921                   --
    Separate Account Charges 1.50% ......................................            --         0.918                   --
    Separate Account Charges 1.55% ......................................            --         0.917                   --
    Separate Account Charges 1.60% ......................................            --         0.916                   --
    Separate Account Charges 1.65% ......................................            --         1.158                   --
    Separate Account Charges 1.70% ......................................            --         1.218                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class II Shares (continued)
    Separate Account Charges 1.75% ......................................            --      $  0.912         $         --
    Separate Account Charges 1.80% ......................................            --         1.216                   --
    Separate Account Charges 1.85% ......................................         2,000         0.909                1,817
    Separate Account Charges 1.90% ......................................            --         1.213                   --
    Separate Account Charges 1.95% ......................................            --         1.212                   --
    Separate Account Charges 2.00% ......................................            --         1.211                   --
    Separate Account Charges 2.05% ......................................            --         0.904                   --
    Separate Account Charges 2.10% ......................................            --         1.151                   --
    Separate Account Charges 2.15% ......................................         1,722         1.207                2,078
    Separate Account Charges 2.20% ......................................            --         1.150                   --
    Separate Account Charges 2.25% ......................................            --         1.205                   --
    Separate Account Charges 2.35% ......................................            --         1.147                   --
    Separate Account Charges 2.40% ......................................            --         1.146                   --
    Separate Account Charges 2.45% ......................................            --         1.200                   --
    Separate Account Charges 2.50% ......................................            --         1.037                   --
    Separate Account Charges 2.55% ......................................            --         1.036                   --
    Separate Account Charges 2.60% ......................................            --         1.143                   --
    Separate Account Charges 2.65% ......................................            --         1.142                   --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.30% ......................................       127,107         1.110              141,061
    Separate Account Charges 1.40% ......................................       254,740         1.106              281,679
    Separate Account Charges 1.50% ......................................        34,142         1.093               37,304
    Separate Account Charges 1.55% ......................................            --         1.100                   --
    Separate Account Charges 1.60% ......................................            --         1.089                   --
    Separate Account Charges 1.65% ......................................            --         1.406                   --
    Separate Account Charges 1.70% ......................................        78,814         1.546              121,870
    Separate Account Charges 1.75% ......................................            --         1.083                   --
    Separate Account Charges 1.80% ......................................       729,454         1.543            1,125,647
    Separate Account Charges 1.85% ......................................       292,379         1.403              410,178
    Separate Account Charges 1.90% ......................................       236,806         1.540              364,677
    Separate Account Charges 1.95% ......................................            --         1.538                   --
    Separate Account Charges 2.00% ......................................            --         1.537                   --
    Separate Account Charges 2.05% ......................................        15,034         1.394               20,953
    Separate Account Charges 2.10% ......................................            --         1.397                   --
    Separate Account Charges 2.15% ......................................            --         1.532                   --
    Separate Account Charges 2.20% ......................................            --         1.395                   --
    Separate Account Charges 2.25% ......................................       361,220         1.529              552,316
    Separate Account Charges 2.35% ......................................            --         1.393                   --
    Separate Account Charges 2.40% ......................................            --         1.392                   --
    Separate Account Charges 2.45% ......................................         2,820         1.523                4,294
    Separate Account Charges 2.50% ......................................            --         1.168                   --
    Separate Account Charges 2.55% ......................................            --         1.168                   --
    Separate Account Charges 2.60% ......................................            --         1.388                   --
    Separate Account Charges 2.65% ......................................            --         1.387                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Annuity Portfolios (continued)
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.30% ......................................       168,972      $  1.169         $    197,610
    Separate Account Charges 1.40% ......................................       572,293         1.163              665,838
    Separate Account Charges 1.50% ......................................        62,969         1.209               76,143
    Separate Account Charges 1.55% ......................................        10,052         1.154               11,605
    Separate Account Charges 1.60% ......................................            --         1.205                   --
    Separate Account Charges 1.65% ......................................         5,023         1.297                6,512
    Separate Account Charges 1.70% ......................................       401,681         1.419              570,000
    Separate Account Charges 1.75% ......................................            --         1.199                   --
    Separate Account Charges 1.80% ......................................     1,671,006         1.416            2,366,383
    Separate Account Charges 1.85% ......................................     1,366,552         1.419            1,939,710
    Separate Account Charges 1.90% ......................................     1,184,830         1.413            1,674,472
    Separate Account Charges 1.95% ......................................            --         1.412                   --
    Separate Account Charges 2.00% ......................................         2,113         1.410                2,980
    Separate Account Charges 2.05% ......................................        13,584         1.410               19,155
    Separate Account Charges 2.10% ......................................        21,572         1.288               27,794
    Separate Account Charges 2.15% ......................................        15,205         1.406               21,380
    Separate Account Charges 2.20% ......................................            --         1.287                   --
    Separate Account Charges 2.25% ......................................     3,260,531         1.403            4,575,186
    Separate Account Charges 2.35% ......................................            --         1.284                   --
    Separate Account Charges 2.40% ......................................            --         1.283                   --
    Separate Account Charges 2.45% ......................................        82,528         1.397              115,331
    Separate Account Charges 2.50% ......................................            --         1.107                   --
    Separate Account Charges 2.55% ......................................            --         1.106                   --
    Separate Account Charges 2.60% ......................................        11,796         1.280               15,094
    Separate Account Charges 2.65% ......................................            --         1.279                   --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.30% ......................................            --         1.252                   --
    Separate Account Charges 1.40% ......................................            --         1.249                   --
    Separate Account Charges 1.50% ......................................            --         1.245                   --
    Separate Account Charges 1.55% ......................................            --         1.243                   --
    Separate Account Charges 1.60% ......................................            --         1.242                   --
    Separate Account Charges 1.65% ......................................            --         1.294                   --
    Separate Account Charges 1.70% ......................................            --         1.414                   --
    Separate Account Charges 1.75% ......................................        64,992         1.237               80,367
    Separate Account Charges 1.80% ......................................            --         1.411                   --
    Separate Account Charges 1.85% ......................................       413,003         1.233              509,307
    Separate Account Charges 1.90% ......................................            --         1.408                   --
    Separate Account Charges 1.95% ......................................            --         1.407                   --
    Separate Account Charges 2.00% ......................................            --         1.406                   --
    Separate Account Charges 2.05% ......................................            --         1.226                   --
    Separate Account Charges 2.10% ......................................            --         1.286                   --
    Separate Account Charges 2.15% ......................................       141,891         1.401              198,837
    Separate Account Charges 2.20% ......................................            --         1.285                   --
    Separate Account Charges 2.25% ......................................       617,309         1.398              863,298
    Separate Account Charges 2.35% ......................................         1,554         1.282                1,992
    Separate Account Charges 2.40% ......................................            --         1.281                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2 (continued)
    Separate Account Charges 2.45% ......................................        13,101      $  1.393         $     18,246
    Separate Account Charges 2.50% ......................................            --         1.106                   --
    Separate Account Charges 2.55% ......................................            --         1.106                   --
    Separate Account Charges 2.60% ......................................            --         1.277                   --
    Separate Account Charges 2.65% ......................................         1,038         1.276                1,325

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.30% ......................................            --         1.069                   --
    Separate Account Charges 1.40% ......................................            --         1.066                   --
    Separate Account Charges 1.50% ......................................            --         1.063                   --
    Separate Account Charges 1.55% ......................................            --         1.061                   --
    Separate Account Charges 1.60% ......................................            --         1.060                   --
    Separate Account Charges 1.65% ......................................            --         1.103                   --
    Separate Account Charges 1.70% ......................................            --         1.166                   --
    Separate Account Charges 1.75% ......................................            --         1.055                   --
    Separate Account Charges 1.80% ......................................            --         1.164                   --
    Separate Account Charges 1.85% ......................................        29,169         1.053               30,702
    Separate Account Charges 1.90% ......................................            --         1.161                   --
    Separate Account Charges 1.95% ......................................            --         1.160                   --
    Separate Account Charges 2.00% ......................................            --         1.159                   --
    Separate Account Charges 2.05% ......................................            --         1.047                   --
    Separate Account Charges 2.10% ......................................            --         1.096                   --
    Separate Account Charges 2.15% ......................................        20,400         1.155               23,572
    Separate Account Charges 2.20% ......................................            --         1.095                   --
    Separate Account Charges 2.25% ......................................        90,383         1.153              104,219
    Separate Account Charges 2.35% ......................................            --         1.092                   --
    Separate Account Charges 2.40% ......................................            --         1.092                   --
    Separate Account Charges 2.45% ......................................            --         1.148                   --
    Separate Account Charges 2.50% ......................................            --         1.039                   --
    Separate Account Charges 2.55% ......................................            --         1.039                   --
    Separate Account Charges 2.60% ......................................            --         1.089                   --
    Separate Account Charges 2.65% ......................................            --         1.088                   --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.30% ......................................       220,808         1.440              317,970
    Separate Account Charges 1.40% ......................................       960,282         1.436            1,379,043
    Separate Account Charges 1.50% ......................................       270,065         1.432              386,759
    Separate Account Charges 1.55% ......................................         5,974         1.430                8,544
    Separate Account Charges 1.60% ......................................            --         1.428                   --
    Separate Account Charges 1.65% ......................................            --         1.471                   --
    Separate Account Charges 1.70% ......................................       299,647         1.643              492,352

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2 (continued)
    Separate Account Charges 1.75% ......................................       102,705      $  1.422         $    146,073
    Separate Account Charges 1.80% ......................................     1,219,522         1.640            1,999,732
    Separate Account Charges 1.85% ......................................     1,597,207         1.418            2,265,352
    Separate Account Charges 1.90% ......................................     1,093,125         1.636            1,788,808
    Separate Account Charges 1.95% ......................................            --         1.635                   --
    Separate Account Charges 2.00% ......................................         8,965         1.633               14,641
    Separate Account Charges 2.05% ......................................        46,989         1.411               66,280
    Separate Account Charges 2.10% ......................................            --         1.462                   --
    Separate Account Charges 2.15% ......................................       257,511         1.628              419,252
    Separate Account Charges 2.20% ......................................            --         1.460                   --
    Separate Account Charges 2.25% ......................................     2,561,022         1.625            4,161,043
    Separate Account Charges 2.35% ......................................         7,282         1.457               10,610
    Separate Account Charges 2.40% ......................................         8,322         1.456               12,118
    Separate Account Charges 2.45% ......................................        55,163         1.618               89,262
    Separate Account Charges 2.50% ......................................            --         1.226                   --
    Separate Account Charges 2.55% ......................................            --         1.226                   --
    Separate Account Charges 2.60% ......................................         5,627         1.452                8,171
    Separate Account Charges 2.65% ......................................           783         1.451                1,135

Net Contract Owners' Equity .............................................                                     $662,518,577
                                                                                                              ============

6. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF      PROCEEDS
                                                                               SHARES        VALUE       PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (0.0%)
    Total (Cost $163,574)                                                         2,986  $    197,739  $     89,185  $     12,012
                                                                           ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $118,653)                                                        11,647       115,418       119,160           518
                                                                           ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $49,616)                                                          2,944        49,072        49,708            93
                                                                           ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (0.2%)
    Total (Cost $1,411,260)                                                   1,411,260     1,411,260     1,960,313       866,310
                                                                           ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $602,787)                 28,827       648,612       618,458        18,542
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $240,657)                  18,965       247,308       247,910         8,181
  AIM V.I. Premier Equity Fund - Series I (Cost $218,182)                        11,638       247,890         7,506        56,961
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,061,626)                                                      59,430     1,143,810       873,874        83,684
                                                                           ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.6%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $2,067,511)      99,393     2,372,500     1,195,644        86,662
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $1,766,055)         68,436     1,581,549       584,863       127,652
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $3,833,566)                                                     167,829     3,954,049     1,780,507       214,314
                                                                           ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (15.6%)
  Global Growth Fund - Class 2 Shares (Cost $11,733,380)                        765,266    13,185,538     8,894,448        70,602
  Growth Fund - Class 2 Shares (Cost $36,111,639)                               793,927    40,569,657    25,632,117        37,630
  Growth-Income Fund - Class 2 Shares (Cost $44,862,627)                      1,354,201    49,617,930    31,431,065       180,957
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $92,707,646)                                                  2,913,394   103,373,125    65,957,630       289,189
                                                                           ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $10,476)                                                          1,130        14,958         2,881         1,003
                                                                           ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (0.2%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,247,735)                                                      85,674     1,634,662       779,816        47,409
                                                                           ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (0.1%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $323,096)             9,870       350,972       165,618        32,261
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Cost $185,680)       5,053       209,950       168,352        27,415
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $508,776)                                                        14,923       560,922       333,970        59,676
                                                                           ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (4.6%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $1,778,235)                                                           107,950     1,890,200     1,794,085        18,308
  Franklin Small Cap Fund - Class 2 Shares (Cost $4,911,267)                    281,787     5,475,119     3,485,304       103,978
  Mutual Shares Securities Fund - Class 2 Shares (Cost $6,506,067)              442,755     7,367,439     4,501,963       116,774
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $2,407,725)                                                           326,710     2,832,574     2,174,310        35,905
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $9,122,769)          738,133    10,592,209     6,862,893       158,747
  Templeton Growth Securities Fund - Class 2 Shares (Cost $1,969,392)           173,571     2,226,911     1,548,231        51,169
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $26,695,455)                                                  2,070,906    30,384,452    20,366,786       484,881
                                                                           ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                             FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
GREENWICH STREET SERIES FUND (11.0%)
  Appreciation Portfolio (Cost $16,179,048)                                     765,206  $ 17,928,774  $  8,823,264  $    219,663
  Diversified Strategic Income Portfolio (Cost $12,362,911)                   1,327,919    12,349,645     7,948,430       191,158
  Equity Index Portfolio - Class II Shares (Cost $8,313,522)                    314,161     9,274,023     4,616,822       137,912
  Fundamental Value Portfolio (Cost $28,987,941)                              1,477,240    31,169,763    19,420,726       716,123
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $688,329)                                                              35,912       762,404       316,578        14,850
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $1,062,404)                                                            53,854     1,133,633     1,064,544         4,107
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $174,533)                                                              40,315       197,944        33,102        11,719
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $67,768,688)                                                  4,014,607    72,816,186    42,223,466     1,295,532
                                                                           ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (0.4%)
  Balanced Portfolio - Service Shares (Cost $1,151,912)                          50,938     1,285,669       246,590        83,712
  Global Life Sciences Portfolio - Service Shares (Cost $10,724)                  1,664        13,097         2,178           540
  Global Technology Portfolio - Service Shares (Cost $86,666)                    27,812        98,732        29,500        51,488
  Mid Cap Growth Portfolio - Service Shares (Cost $977,505)                      40,465     1,026,184       361,366        57,133
  Worldwide Growth Portfolio - Service Shares (Cost $61,483)                      2,464        65,594        30,881         1,628
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,288,290)                                                     123,343     2,489,276       670,515       194,501
                                                                           ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.4%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $2,423,414)                                                     159,451     2,694,727     2,285,605       134,908
                                                                           ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (1.3%)
  Growth and Income Portfolio (Cost $3,555,527)                                 141,402     3,843,295     3,134,620        22,172
  Mid-Cap Value Portfolio (Cost $3,971,610)                                     215,944     4,489,483     3,548,693       185,413
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $7,527,137)                                                     357,346     8,332,778     6,683,313       207,585
                                                                           ------------  ------------  ------------  ------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.3%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $527,437)          47,814       553,689       534,725         8,712
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $2,009,936)     190,484     1,714,356     2,019,304        10,418
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,537,373)                                                     238,298     2,268,045     2,554,029        19,130
                                                                           ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.3%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $742,058)      21,306       782,558       742,323         3,256
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $912,623)         35,055     1,028,152       924,795        15,362
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $83,386)                 4,271        88,415        85,928         2,584
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,738,067)                                                      60,632     1,899,125     1,753,046        21,202
                                                                           ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (8.5%)
  Real Return Portfolio - Administrative Class (Cost $9,379,406)                731,275     9,448,069     8,620,536       167,548
    Total Return Portfolio - Administrative Class (Cost $46,238,358)          4,449,575    46,765,029    22,223,319     1,462,226
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $55,617,764)                                                  5,180,850    56,213,098    30,843,855     1,629,774
                                                                           ------------  ------------  ------------  ------------

PIONEER VARIABLE CONTRACTS TRUST (1.4%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $687,613)         67,915       687,298       710,193        23,569
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $312,657)               22,199       319,215       316,268         4,601
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $216,594)       12,693       258,045       223,927        10,060
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $899,556)          47,264       977,422       905,979         8,864
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $54,162)                   5,947        62,086        56,054         2,891
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $1,068,990)                 56,559     1,160,018     1,092,851        26,597
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $102,025)           8,328       107,184       102,255         1,191
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $1,451,379)          126,993     1,482,006     1,578,498       130,437
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $206,023)                                                              19,579       231,816       208,577         3,694
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $676,113)          30,250       739,311       692,119        18,357

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $92,866)                                                                9,009        99,906       100,107         7,155
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares (Cost $98,615)     10,004       101,445        99,092           476
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (Cost $306,482)                                                              29,270       318,161       309,091         2,546
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares (Cost $306,406)     14,125       342,665       322,422        19,467
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $184,814)        13,941       208,424       188,720         5,076
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $42,591)            3,434        44,130        41,751           165
  Pioneer Strategic Income VCT Portfolio - Class II Shares (Cost $1,240,724)    114,224     1,286,158     1,267,013        28,051
  Pioneer Value VCT Portfolio - Class II Shares (Cost $497,102)                  40,215       538,888       512,002        16,594
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $8,444,712)                                                     631,949     8,964,178     8,726,919       309,791
                                                                           ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.9%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $122,206)              32,734       162,687         3,069         2,685
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,342,771)       114,772     1,688,297       513,539       109,742
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,116,589)            182,848     4,167,098     1,521,329       195,702
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $4,581,566)                                                     330,354     6,018,082     2,037,937       308,129
                                                                           ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.2%)
  All Cap Fund - Class I (Cost $9,804,762)                                      660,694    11,119,479     5,154,412       161,931
  Investors Fund - Class I (Cost $5,152,245)                                    417,070     5,759,743     2,863,546        81,524
  Large Cap Growth Fund - Class I (Cost $358,838)                                32,575       381,456       157,633        24,236
  Small Cap Growth Fund - Class I (Cost $2,877,754)                             244,624     3,446,756     1,757,540        64,607
    Total Return Fund - Class II (Cost $263,169)                               23,617       269,476       266,641         4,522
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $18,456,768)                                                  1,378,580    20,976,910    10,199,772       336,820
                                                                           ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (0.3%)
  Smith Barney Dividend Strategy Portfolio (Cost $1,968,912)                    232,301     2,062,835     1,562,484       190,021
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $182,088)       16,543       200,670        97,465         8,588
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,151,000)                                                     248,844     2,263,505     1,659,949       198,609
                                                                           ------------  ------------  ------------  ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (17.6%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $46,660,670)                                                        3,374,766    50,014,029    38,151,783       225,215
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $44,773,698)                                                        3,570,208    47,019,641    36,777,888       844,582
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $11,532,428)                                                          806,963    12,459,512    10,518,683        96,744
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $6,887,665)                                                           506,883     7,304,191     5,310,227       125,423
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $109,854,461)                                                 8,258,820   116,797,373    90,758,581     1,291,964
                                                                           ------------  ------------  ------------  ------------

THE TRAVELERS SERIES TRUST (4.9%)
  Convertible Securities Portfolio (Cost $4,083,060)                            348,423     4,303,023     2,468,016       144,003
  Disciplined Mid Cap Stock Portfolio (Cost $485,623)                            28,601       565,151       216,105        11,137
  Equity Income Portfolio (Cost $11,929,030)                                    753,286    12,933,921     7,275,128       362,940
  Federated High Yield Portfolio (Cost $781,667)                                 91,139       785,620       525,896        36,813
  Federated Stock Portfolio (Cost $571,652)                                      38,848       643,321       337,405        19,198
  Large Cap Portfolio (Cost $2,450,873)                                         190,975     2,660,288     1,117,309        66,330
  Lazard International Stock Portfolio (Cost $2,768,561)                        268,856     3,070,336     2,664,473       135,530
  Merrill Lynch Large Cap Core Portfolio (Cost $1,493,824)                      184,479     1,669,534       543,197        78,757
  MFS Emerging Growth Portfolio (Cost $1,668,586)                               160,099     1,687,448       857,212       153,104
  MFS Mid Cap Growth Portfolio (Cost $530,492)                                   77,457       608,037       312,212        19,383
  MFS Value Portfolio (Cost $555,182)                                            46,999       579,022       555,509           334
  Pioneer Fund Portfolio (Cost $1,166,265)                                      105,627     1,270,687     1,033,277         9,882
  Social Awareness Stock Portfolio (Cost $39,412)                                 1,795        43,609        39,682           282
  Travelers Quality Bond Portfolio (Cost $1,289,250)                            113,209     1,248,695       773,459       375,750
  U.S. Government Securities Portfolio (Cost $69,365)                             5,322        67,860        69,693           335
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $29,882,842)                                                  2,415,115    32,136,552    18,788,573     1,413,778
                                                                           ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                    FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
TRAVELERS SERIES FUND INC. (23.0%)
  AIM Capital Appreciation Portfolio (Cost $1,725,884)                          178,139  $  1,906,092  $  1,045,860  $     25,916
  MFS Total Return Portfolio (Cost $33,591,775)                               2,061,448    35,333,225    20,258,739       272,593
  Pioneer Strategic Income Portfolio (Cost $2,856,663)                          303,303     2,844,986     2,905,900        51,784
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $3,501,596)        347,936     3,482,837     3,451,391        74,709
  Smith Barney Aggressive Growth Portfolio (Cost $35,679,381)                 2,951,853    39,318,679    21,602,837       387,096
  Smith Barney High Income Portfolio (Cost $17,474,338)                       2,302,388    17,383,031    10,059,811       444,141
  Smith Barney International All Cap Growth Portfolio (Cost $229,894)            17,028       220,849        41,042        94,774
  Smith Barney Large Cap Value Portfolio (Cost $1,015,408)                       56,717     1,023,172        58,155        81,915
  Smith Barney Large Capitalization Growth Portfolio (Cost $11,336,482)         834,086    11,985,812     6,689,733       694,374
  Smith Barney Mid Cap Core Portfolio (Cost $7,996,702)                         643,797     9,206,298     4,245,682       245,946
  Smith Barney Money Market Portfolio (Cost $12,908,324)                     12,908,324    12,908,324    16,007,803    11,147,446
  Strategic Equity Portfolio (Cost $1,286,336)                                   73,617     1,291,240       400,185        89,967
  Travelers Managed Income Portfolio (Cost $15,794,855)                       1,354,025    15,286,938     8,969,034       470,545
  Van Kampen Enterprise Portfolio (Cost $594,117)                                50,884       601,447       316,622       190,126
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $145,991,755)                                                24,083,545   152,792,930    96,052,794    14,271,332
                                                                           ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.3%)
  Comstock Portfolio - Class II Shares (Cost $1,022,614)                         91,150     1,247,849       719,849       197,118
  Emerging Growth Portfolio - Class I Shares (Cost $1,098,234)                   38,779     1,009,026       303,682        84,924
  Enterprise Portfolio - Class II Shares (Cost $3,715)                              286         3,895         3,326         1,364
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,124,563)                                                     130,215     2,260,770     1,026,857       283,406
                                                                           ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.5%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $2,638,274)                                                     268,419     3,059,979     1,846,723        85,535
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.1%)
  Contrafund(R) Portfolio - Service Class (Cost $10,580,319)                    463,068    12,285,193     7,111,391       184,937
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,412,767)                    63,506     1,673,372       821,146        78,095
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $11,993,086)                                                    526,574    13,958,565     7,932,537       263,032
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (2.1%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $143,189)       22,292       158,493       107,042        38,740
  Mid Cap Portfolio - Service Class 2 (Cost $10,845,266)                        454,054    13,567,145     7,938,128       190,035
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $10,988,455)                                                    476,346    13,725,638     8,045,170       228,775
                                                                           ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $614,816,598)                                                                    $662,507,184  $426,403,471  $ 24,552,892
                                                                                         ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
CAPITAL APPRECIATION FUND                   2004      149   1.117 - 1.385      198          --        1.75 - 2.25      16.39 - 17.51
                                            2003       82   0.952 - 1.183       93        0.15        1.75 - 2.25       5.07 - 22.52
                                            2002        6           0.777        5        1.68               1.85            (22.30)

HIGH YIELD BOND TRUST                       2004      108   1.064 - 1.067      115       18.54        1.75 - 2.25        4.20 - 7.79

MANAGED ASSETS TRUST                        2004       46   1.072 - 1.076       49       14.30        1.75 - 2.25        1.90 - 7.60

MONEY MARKET PORTFOLIO                      2004    1,448   0.973 - 0.980    1,413        1.28        1.75 - 2.65    (1.22) - (0.31)
                                            2003      322   0.985 - 0.986      317        0.77        1.85 - 2.25    (1.01) - (1.00)
                                            2002      503           0.996      501        0.91               1.85             (0.40)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -      2004      604   1.068 - 1.078      649          --        1.75 - 2.65       0.56 - 12.77
   Series II                                2003        2           1.032        2          --               1.75               3.20

  AIM V.I. Mid Cap Core Equity Fund -       2004      213   1.158 - 1.164      247        0.05        1.75 - 2.25       7.29 - 11.60
   Series II                                2003        1           1.043        1          --               1.75               4.30

  AIM V.I. Premier Equity Fund - Series I   2004      272   0.783 - 1.232      248        0.46        1.30 - 2.25        3.40 - 4.38
                                            2003      327   0.751 - 1.184      284        0.39        1.30 - 2.25      12.65 - 23.44
                                            2002      132   0.609 - 0.782       82        0.32        1.30 - 1.85     (31.19) - 8.46
                                            2001      131   0.885 - 0.886      116        0.32        1.30 - 1.40   (11.50) - (3.59)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                     2004    1,847   1.113 - 1.365    2,372        0.71        1.30 - 2.45       3.40 - 12.26
                                            2003      930   1.019 - 1.248    1,069        0.46        1.30 - 2.25       7.70 - 30.58
                                            2002       86   0.786 - 0.788       68        0.05        1.30 - 1.85     (21.30) - 5.21
  AllianceBernstein Premier Growth
    Portfolio - Class B                     2004    1,804   0.663 - 1.224    1,582          --        1.30 - 2.40        3.16 - 6.88
                                            2003    1,458   0.621 - 1.150    1,007          --        1.30 - 2.25       1.96 - 21.94
                                            2002    1,339   0.511 - 0.803      690          --        1.30 - 1.85  (31.96) - (18.39)
                                            2001    1,302   0.751 - 0.755      982          --        1.30 - 1.55  (18.72) - (18.47)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares       2004    9,814   1.022 - 1.473   13,186        0.38        1.30 - 2.65       4.64 - 14.31
                                            2003    2,800   0.914 - 1.322    3,119        0.33        1.30 - 2.45       6.43 - 33.53
                                            2002    1,240   0.686 - 0.995      889        0.89        1.30 - 1.85  (16.03) - (12.26)
                                            2001      829   0.817 - 0.821      680        0.74        1.30 - 1.55  (15.51) - (15.36)

  Growth Fund - Class 2 Shares              2004   30,250   0.961 - 1.429   40,570        0.25        1.30 - 2.65       5.26 - 16.73
                                            2003    9,604   0.869 - 1.292   11,304        0.20        1.30 - 2.45       1.28 - 37.58
                                            2002    2,641   0.719 - 0.918    2,012        0.04        1.30 - 1.85  (25.85) - (25.41)
                                            2001    1,479   0.967 - 1.238    1,438        0.45        1.30 - 1.85     (19.42) - 1.64

  Growth-Income Fund - Class 2 Shares       2004   37,264   1.084 - 1.372   49,618        1.26        1.30 - 2.65       5.02 - 12.27
                                            2003   12,284   0.999 - 1.265   14,977        1.70        1.30 - 2.45       0.20 - 30.64
                                            2002    3,708   0.896 - 0.916    3,357        1.16        1.30 - 1.85  (19.86) - (15.55)
                                            2001    2,042   1.119 - 1.143    2,287        1.58        1.30 - 1.85        0.97 - 1.26
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets      2004       11           1.377       15        0.30               1.85              22.62
    Portfolio                               2003        9           1.123       10          --               1.85              40.20
                                            2002        1           0.801        1        0.15               1.85            (19.90)

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard       2004      980   1.618 - 1.696    1,635        1.59        1.75 - 2.45      19.93 - 29.12
    Class                                   2003      462   1.255 - 1.319      591        1.75        1.75 - 2.25       1.70 - 31.69
                                            2002      110           0.953      105          --               1.85             (4.70)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                          2004      332   0.981 - 1.184      351        1.83        1.75 - 2.25        2.70 - 3.15
                                            2003      209   0.951 - 1.150      209        2.64        1.75 - 2.25       4.73 - 19.02
                                            2002       28           0.799       22        3.15               1.85            (20.10)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares              2004      178   1.063 - 1.371      210        0.31        1.75 - 2.45        4.61 - 9.36
                                            2003       52   0.972 - 1.258       52        0.04        1.85 - 2.25       0.00 - 29.26
                                            2002       14           0.752       10        0.04               1.85            (24.80)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                   2004    1,686   1.116 - 1.127    1,890        0.20        1.75 - 2.65        5.73 - 9.10
                                            2003        2           1.033        2          --               1.75               3.30

  Franklin Small Cap Fund - Class 2         2004    4,257   0.868 - 1.433    5,475          --        1.30 - 2.65       3.30 - 11.81
    Shares                                  2003    1,475   0.795 - 1.307    1,609          --        1.30 - 2.45       0.39 - 35.65
                                            2002      436   0.588 - 0.859      277        0.24        1.30 - 1.85  (29.67) - (24.45)
                                            2001      293   0.836 - 0.837      245        0.39        1.30 - 1.40  (16.40) - (16.38)

  Mutual Shares Securities Fund -           2004    5,772   1.138 - 1.355    7,367        0.71        1.30 - 2.65       0.37 - 11.21
    Class 2 Shares                          2003    2,076   1.035 - 1.223    2,350        0.65        1.30 - 2.25       2.87 - 23.55
                                            2002      222   0.842 - 0.845      187        0.14        1.30 - 1.85   (15.60) - (2.54)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares        2004    1,607   1.750 - 1.784    2,833        1.64        1.30 - 2.45      19.21 - 25.39
                                            2003      195   1.438 - 1.449      281        0.04        1.30 - 2.45       2.13 - 44.90
  Templeton Foreign Securities Fund -
    Class 2 Shares                          2004    7,548   1.079 - 1.498   10,592        0.94        1.30 - 2.65       0.52 - 16.90
                                            2003    2,286   0.925 - 1.285    2,642        1.22        1.30 - 2.45       4.18 - 33.26
                                            2002      762   0.710 - 0.907      571        1.45        1.30 - 1.85  (21.61) - (19.64)
                                            2001      469   0.886 - 0.891      418        2.64        1.30 - 1.55  (17.27) - (17.04)
  Templeton Growth Securities Fund -
    Class 2 Shares                          2004    1,633   1.160 - 1.447    2,227        0.94        1.40 - 2.65       6.23 - 15.15
                                            2003      428   1.024 - 1.263      518        0.92        1.60 - 2.25       3.95 - 29.96
                                            2002       60   0.789 - 0.791       48        0.66        1.60 - 1.85  (20.90) - (10.54)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                    2004   14,841   1.003 - 1.280   17,929        1.45        1.30 - 2.55      (0.24) - 9.79
                                            2003    7,413   0.936 - 1.196    8,238        1.23        1.30 - 2.45       5.04 - 22.98
                                            2002    1,945   0.789 - 0.920    1,606        1.78        1.30 - 1.85  (18.74) - (16.97)
                                            2001      828   0.971 - 0.973      804        1.35        1.30 - 1.40    (5.27) - (5.17)

  Diversified Strategic Income Portfolio    2004   10,494   1.100 - 1.242   12,350        7.00        1.30 - 2.45        3.58 - 8.07
                                            2003    3,980   1.103 - 1.178    4,530       11.04        1.30 - 2.25       0.80 - 10.30
                                            2002    1,090   1.041 - 1.068    1,159       10.41        1.30 - 1.85        3.07 - 3.49
                                            2001      746   1.030 - 1.032      770        8.52        1.30 - 1.40        1.68 - 1.78

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Equity Index Portfolio - Class II         2004    7,561   0.857 - 1.316    9,274        1.84        1.30 - 2.60       1.94 - 10.01
    Shares                                  2003    3,743   0.790 - 1.214    4,149        2.29        1.30 - 2.45       3.25 - 26.07
                                            2002      628   0.628 - 0.870      446        2.68        1.30 - 1.85   (23.60) - (9.75)
                                            2001      293   0.822 - 0.826      241        0.75        1.30 - 1.55  (13.66) - (13.51)

  Fundamental Value Portfolio               2004   22,953   1.034 - 1.401   31,170        0.93        1.30 - 2.60        3.71 - 8.83
                                            2003    8,916   0.970 - 1.316   11,336        1.36        1.30 - 2.25       4.96 - 36.83
                                            2002    1,755   0.889 - 0.906    1,576        1.31        1.30 - 1.85  (22.49) - (20.18)
                                            2001      979   1.147 - 1.153    1,128        0.64        1.30 - 1.55    (6.75) - (6.56)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares            2004      567   1.113 - 1.390      762          --        1.60 - 2.35        3.24 - 7.38
                                            2003      314   1.039 - 1.302      406          --        1.60 - 2.25       5.43 - 37.78
                                            2002        3           0.757        2          --               1.60            (24.30)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares           2004    1,009   1.118 - 1.130    1,134          --        1.75 - 2.65     (2.18) - 10.18
                                            2003        2           1.057        2          --               1.75               5.70
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares            2004      172   1.085 - 1.307      198        0.96        1.60 - 2.25        5.93 - 7.57
                                            2003      153   1.019 - 1.231      163        1.36        1.60 - 2.25       3.97 - 28.16
                                            2002        1           0.799        1        0.57               1.60            (20.10)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares       2004    1,177   1.082 - 1.173    1,286        2.27        1.85 - 2.25        5.88 - 6.29
                                            2003    1,025   1.018 - 1.106    1,052        2.44        1.85 - 2.25       2.69 - 11.62
                                            2002       76           0.912       69        5.56               1.85             (8.80)
  Global Life Sciences Portfolio -
    Service Shares                          2004       13           1.020       13          --               1.85              12.09
                                            2003       11           0.910       10          --               1.85              23.98
                                            2002        2           0.734        1          --               1.85            (26.60)

  Global Technology Portfolio - Service     2004       83   0.885 - 1.332       99          --        1.85 - 2.25    (1.63) - (1.34)
    Shares                                  2003      113   0.897 - 1.354      119          --        1.85 - 2.25       1.20 - 43.75
                                            2002       73           0.624       46          --               1.85            (37.60)

  Mid Cap Growth Portfolio - Service        2004    1,233   0.446 - 1.543    1,026          --        1.30 - 2.60       2.69 - 19.00
    Shares                                  2003    1,042   0.376 - 1.302      566          --        1.30 - 2.25       2.64 - 33.10
                                            2002      707   0.283 - 0.817      224          --        1.30 - 1.85  (29.25) - (21.06)
                                            2001      620   0.400 - 0.402      249          --        1.30 - 1.55  (40.56) - (40.36)

  Worldwide Growth Portfolio - Service      2004       69   0.921 - 1.211       66        1.03        1.75 - 2.25        2.19 - 2.78
    Shares                                  2003       35   0.898 - 1.185       34        1.35        1.75 - 2.25       3.93 - 21.52
                                            2002        3           0.739        2        0.56               1.85            (26.10)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio     2004    1,800   1.310 - 1.516    2,695          --        1.30 - 2.65       7.00 - 18.66
                                            2003      204   1.326 - 1.337      272          --        1.30 - 2.45       0.53 - 33.70
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio               2004    2,818   1.248 - 1.385    3,843        1.86        1.30 - 2.65       4.16 - 11.24
                                            2003      380   1.237 - 1.245      471        2.82        1.30 - 2.25       5.17 - 24.50

  Mid-Cap Value Portfolio                   2004    2,953   1.393 - 1.543    4,489        0.58        1.30 - 2.65      11.03 - 22.46
                                            2003      497   1.251 - 1.260      623        1.56        1.30 - 2.45       3.98 - 26.00

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                        2004      462   1.193 - 1.211      554       11.85        1.30 - 2.65       5.33 - 15.94
                                            2003        1           1.075        1        2.93               1.30               7.50
Merrill Lynch Value Opportunities V.I.
    Fund - Class III                        2004    1,426   1.191 - 1.210    1,714          --        1.30 - 2.65       3.37 - 17.32
                                            2003        1           1.068        1        0.14               1.30               6.80
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                2004      712   1.092 - 1.103      783        0.11        1.75 - 2.65        2.90 - 8.81
                                            2003        3           1.052        3          --               1.75               5.20
  Oppenheimer Global Securities Fund/VA
    - Service Shares                        2004      818   1.250 - 1.262    1,028        0.46        1.75 - 2.65      10.67 - 21.36
                                            2003        2           1.080        2          --               1.75               8.00
  Oppenheimer Main Street Fund/VA -
    Service Shares                          2004       83   1.066 - 1.071       88          --        1.75 - 2.45        5.93 - 9.43

PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative    2004    8,461   1.106 - 1.127    9,448        1.20        1.30 - 2.65        1.28 - 7.44
    Class                                   2003      881   1.041 - 1.049      919        0.46        1.30 - 2.45      (0.76) - 5.66

  Total Return Portfolio - Administrative   2004   42,016   1.043 - 1.218   46,765        1.91        1.30 - 2.65      (0.29) - 3.97
    Class                                   2003   23,284   1.037 - 1.176   25,612        2.74        1.30 - 2.45        0.00 - 3.70
                                            2002    6,244   1.074 - 1.134    6,873        4.08        1.30 - 1.85        3.67 - 7.59
                                            2001      612   1.053 - 1.054      644        2.59        1.30 - 1.40        5.30 - 5.82
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                         2004      680   1.005 - 1.015      687        4.40        1.75 - 2.65      (0.39) - 3.17
                                            2003        1           1.002        1        0.51               1.75               0.20
  Pioneer Balanced VCT Portfolio - Class
    II Shares                               2004      302   1.054 - 1.062      319        2.76        1.75 - 2.45        0.67 - 2.93
                                            2003        1           1.033        1        0.54               1.75               3.30
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                       2004      198   1.299 - 1.312      258        0.63        1.75 - 2.65       3.82 - 27.65
                                            2003        2           1.125        2          --               1.75              12.50
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                         2004      809   1.204 - 1.213      977        2.84        1.75 - 2.45       0.92 - 14.00
                                            2003        2           1.064        2        0.49               1.75               6.40

  Pioneer Europe VCT Portfolio - Class II   2004       49   1.259 - 1.271       62        0.04        1.75 - 2.65      10.13 - 18.80
    Shares                                  2003        1           1.094        1          --               1.75               9.40

  Pioneer Fund VCT Portfolio - Class II     2004    1,016   1.137 - 1.148    1,160        1.22        1.75 - 2.65       1.51 - 12.01
    Shares                                  2003        2           1.053        2        0.25               1.75               5.30
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                         2004      100   1.069 - 1.076      107          --        1.75 - 2.35       1.42 - 10.48
                                            2003        1           1.030        1          --               1.75               3.00
  Pioneer High Yield VCT Portfolio -
    Class II Shares                         2004    1,372   1.075 - 1.085    1,482        4.96        1.75 - 2.65        2.66 - 7.70
                                            2003        1           1.025        1        0.60               1.75               2.50
  Pioneer International Value VCT
    Portfolio - Class II Shares             2004      183   1.262 - 1.272      232        0.15        1.75 - 2.45       3.27 - 16.38
                                            2003        1           1.093        1          --               1.75               9.30
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                         2004      590   1.246 - 1.258      739        0.21        1.75 - 2.65       2.21 - 19.58
                                            2003        2           1.052        2          --               1.75               5.20

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares             2004       92   1.086 - 1.094      100          --        1.75 - 2.65       1.21 - 12.94
  Pioneer Papp America-Pacific Rim Fund
    VCT - Class II Shares                   2004      102   0.993 - 1.000      101          --        1.75 - 2.65      (1.39) - 5.84
  Pioneer Papp Small & Mid Cap Growth
    VCT Portfolio - Class II Shares         2004      298   1.066 - 1.072      318          --        1.75 - 2.45        0.00 - 9.19
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares             2004      248   1.375 - 1.389      343        4.56        1.75 - 2.65       1.62 - 37.38
                                            2003        2           1.044        2        1.26               1.75               4.40
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                       2004      168   1.239 - 1.251      208          --        1.75 - 2.65       1.89 - 17.80
                                            2003        1           1.062        1          --               1.75               6.20
  Pioneer Small Company VCT Portfolio -
    Class II Shares                         2004       38   1.146 - 1.155       44          --        1.75 - 2.45       0.79 - 11.27
                                            2003        1           1.038        1          --               1.75               3.80
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                       2004    1,168   1.095 - 1.106    1,286        5.62        1.75 - 2.65        0.46 - 9.69
                                            2003        1           1.024        1        0.52               1.75               2.40

  Pioneer Value VCT Portfolio - Class II    2004      466   1.151 - 1.162      539        0.03        1.75 - 2.65        1.49 - 9.87
    Shares                                  2003        1           1.062        1        0.01               1.75               6.20

PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                         2004      154   0.773 - 1.167      163          --        1.30 - 1.85        5.61 - 6.18
                                            2003      150   0.728 - 1.105      151          --        1.30 - 1.85      29.54 - 30.36
                                            2002       67   0.559 - 0.853       49          --        1.30 - 1.85   (30.65) - (5.22)
                                            2001       13           0.806       11          --        1.30 - 1.40   (19.40) - (5.62)
  Putnam VT International Equity Fund -
    Class IB Shares                         2004    1,284   1.011 - 1.436    1,688        1.41        1.30 - 2.25      11.97 - 14.71
                                            2003      943   0.882 - 1.257    1,075        0.38        1.30 - 2.25       9.04 - 26.83
                                            2002      188   0.696 - 0.919      145        0.52        1.30 - 1.85  (19.17) - (18.76)
                                            2001       15   0.857 - 0.858       13          --        1.30 - 1.40     (14.30) - 3.25
  Putnam VT Small Cap Value Fund - Class
    IB Shares                               2004    2,375   1.507 - 1.783    4,167        0.31        1.30 - 2.25      11.88 - 24.58
                                            2003    1,484   1.223 - 1.439    2,093        0.19        1.30 - 2.25       3.02 - 56.86
                                            2002      479   0.877 - 0.980      439        0.11        1.30 - 1.85  (25.02) - (19.28)
                                            2001       32   1.088 - 1.089       35          --        1.30 - 1.40        3.13 - 8.80
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                    2004    8,353   1.006 - 1.397   11,119        0.68        1.30 - 2.60        0.69 - 9.51
                                            2003    4,378   0.946 - 1.312    5,433        0.45        1.30 - 2.25       1.72 - 39.28
                                            2002    1,133   0.829 - 0.897      982        0.59        1.30 - 1.85  (26.44) - (25.99)
                                            2001      423   1.127 - 1.212      512        1.50        1.30 - 1.85        0.50 - 1.81

  Investors Fund - Class I                  2004    4,491   0.991 - 1.353    5,760        1.97        1.30 - 2.60       3.44 - 11.57
                                            2003    2,239   0.920 - 1.247    2,605        2.70        1.30 - 2.25       6.50 - 30.68
                                            2002      618   0.839 - 0.856      524        1.72        1.30 - 1.85  (24.14) - (20.89)
                                            2001      146   1.106 - 1.108      162        2.73        1.30 - 1.40    (7.45) - (6.81)

  Large Cap Growth Fund - Class I           2004      299   1.117 - 1.337      381        0.20        1.60 - 2.25    (1.77) - (1.14)
                                            2003      189   1.132 - 1.359      245        0.01        1.60 - 2.25       0.00 - 42.30
                                            2002       16   0.798 - 0.799       13          --        1.60 - 1.85   (20.10) - (3.97)

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (CONTINUED)
  Small Cap Growth Fund - Class I           2004    2,333   0.990 - 1.607    3,447          --        1.30 - 2.45       7.83 - 21.66
                                            2003    1,063   0.875 - 1.420    1,328          --        1.30 - 2.25       1.65 - 47.04
                                            2002      155   0.774 - 0.805      120          --        1.30 - 1.85  (35.61) - (30.48)
                                            2001       91   1.202 - 1.204      109          --        1.30 - 1.40      (8.52) - 7.60

  Total Return Fund - Class II              2004      245   1.099 - 1.107      269        3.19        1.75 - 2.45        3.77 - 6.65
                                            2003        1           1.038        1        0.27               1.75               3.80
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy            2004    1,888   0.809 - 1.188    2,063        1.45        1.30 - 2.60      (1.93) - 5.33
    Portfolio                               2003      575   0.794 - 1.169      636        1.21        1.30 - 2.25       3.73 - 21.90
                                            2002       33   0.652 - 0.819       24        1.53        1.30 - 1.85     (27.07) - 3.02
                                            2001        3           0.894        3          --        1.30 - 1.40   (10.60) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                    2004      178   0.868 - 1.279      201          --        1.30 - 2.25      (0.68) - 8.96
                                            2003      100   0.855 - 1.266      105          --        1.30 - 2.25      13.85 - 32.46
                                            2002       43   0.646 - 0.861       33        0.04        1.30 - 1.85  (27.74) - (22.36)
                                            2001       37   0.894 - 0.895       33          --        1.30 - 1.40   (10.60) - (3.35)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                    2004   37,811   1.038 - 1.450   50,014        0.61        1.30 - 2.60       0.78 - 11.80
                                            2003    7,509   1.243 - 1.377    9,575        0.15        1.30 - 2.45       2.00 - 29.69
                                            2002      248   1.060 - 1.062      263          --        1.30 - 1.85        0.28 - 6.20
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value       2004   38,579   1.112 - 1.296   47,020        1.55        1.30 - 2.60      (0.45) - 6.12
                                            2003    7,964   1.165 - 1.250    9,573        0.68        1.30 - 2.45       1.04 - 20.33
                                            2002      834   1.037 - 1.039      866          --        1.30 - 1.85      (1.33) - 3.90
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                2004    9,130   1.065 - 1.519   12,460        1.08        1.30 - 2.60       3.92 - 10.02
                                            2003      960   1.238 - 1.395    1,226        0.39        1.30 - 2.25       7.71 - 29.92
                                            2002       29   1.073 - 1.075       31          --        1.30 - 1.85      (3.85) - 7.50
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                    2004    5,645   1.032 - 1.435    7,304        1.46        1.30 - 2.55        0.34 - 8.98
                                            2003    1,463   1.213 - 1.362    1,843        0.88        1.30 - 2.25       1.72 - 36.96
                                            2002       44   1.068 - 1.070       48          --        1.30 - 1.85      (2.82) - 7.00
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio          2004    3,481   1.211 - 1.280    4,303        3.01        1.75 - 2.45        3.75 - 4.92
                                            2003    1,594   1.160 - 1.229    1,855        7.37        1.75 - 2.25       2.47 - 23.93
                                            2002       71           0.936       67       20.01               1.85             (6.40)

  Disciplined Mid Cap Stock Portfolio       2004      418   1.191 - 1.458      565        0.36        1.75 - 2.25      10.56 - 14.30
                                            2003      253   1.042 - 1.279      303        0.90        1.85 - 2.25       2.73 - 31.40
                                            2002       13           0.793       10        0.99               1.85            (20.70)

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Equity Income Portfolio                   2004    9,944   1.102 - 1.335   12,934        1.79        1.30 - 2.45        5.38 - 8.40
                                            2003    4,658   1.021 - 1.236    5,585        1.91        1.30 - 2.45       5.04 - 29.47
                                            2002      758   0.848 - 0.955      660        1.45        1.30 - 1.85  (15.28) - (12.86)
                                            2001      432   1.001 - 1.006      434        1.59        1.30 - 1.55    (8.25) - (7.88)

  Federated High Yield Portfolio            2004      607   1.284 - 1.299      786       10.09        1.75 - 2.45        0.86 - 8.40
                                            2003      244   1.191 - 1.201      292       15.14        1.85 - 2.25       9.88 - 20.18
                                            2002       36           0.991       35       59.35               1.85             (0.90)

  Federated Stock Portfolio                 2004      550   1.064 - 1.321      643        1.75        1.75 - 2.45        4.26 - 8.57
                                            2003      260   0.980 - 1.220      279        3.81        1.75 - 2.25       0.31 - 25.32
                                            2002       39           0.782       31        5.64               1.85            (21.80)

  Large Cap Portfolio                       2004    2,476   0.715 - 1.241    2,660        1.02        1.30 - 2.65       1.90 - 13.02
                                            2003    1,541   0.681 - 1.185    1,475        0.78        1.30 - 2.25       3.41 - 23.08
                                            2002      376   0.555 - 0.862      231        0.60        1.30 - 1.85  (23.97) - (15.24)
                                            2001      309   0.730 - 0.734      226        0.54        1.30 - 1.55  (18.62) - (18.44)

  Lazard International Stock Portfolio      2004    2,243   1.202 - 1.441    3,070        3.22        1.30 - 2.60       3.89 - 17.84
                                            2003      205   1.064 - 1.265      249        8.60        1.40 - 2.45       5.61 - 26.22
                                            2002        8           0.843        7        3.17               1.85            (15.70)

  Merrill Lynch Large Cap Core Portfolio    2004    1,575   0.761 - 1.321    1,670        0.67        1.30 - 2.45       9.61 - 18.43
                                            2003    1,136   0.666 - 1.159      998        1.10        1.30 - 2.25       1.87 - 19.68
                                            2002      444   0.558 - 0.846      256        0.64        1.30 - 1.85   (26.16) - (7.84)
                                            2001      392   0.755 - 0.757      296        0.05        1.30 - 1.40  (23.58) - (23.46)

  MFS Emerging Growth Portfolio             2004    1,513   0.647 - 1.367    1,687          --        1.30 - 2.60       5.51 - 12.79
                                            2003      905   0.583 - 1.233      811          --        1.30 - 2.25       2.85 - 27.49
                                            2002      470   0.458 - 0.787      227          --        1.30 - 1.85   (35.31) - (3.08)
                                            2001      508   0.708 - 0.712      361          --        1.30 - 1.55  (37.12) - (36.99)

  MFS Mid Cap Growth Portfolio              2004      515   0.822 - 1.459      608          --        1.75 - 2.45       2.11 - 12.06
                                            2003      228   0.738 - 1.306      252          --        1.75 - 2.25       1.24 - 34.43
                                            2002        6           0.549        3          --               1.85            (45.10)

  MFS Value Portfolio                       2004      518   1.114 - 1.123      579        3.86        1.30 - 2.45       6.81 - 15.46

  Pioneer Fund Portfolio                    2004      962   1.218 - 1.336    1,271        1.62        1.30 - 2.60        6.42 - 9.69
                                            2003      123   1.210 - 1.218      149        6.47        1.30 - 2.25       4.56 - 21.80

  Social Awareness Stock Portfolio          2004       40   1.077 - 1.081       44        1.53        1.75 - 2.25       8.10 - 10.92

  Travelers Quality Bond Portfolio          2004    1,133   1.067 - 1.127    1,249        5.60        1.75 - 2.45        0.81 - 2.50
                                            2003      797   1.061 - 1.108      876        8.35        1.85 - 2.25      (0.09) - 5.02
                                            2002      158           1.055      166       17.10               1.85               5.50

  U.S. Government Securities Portfolio      2004       65   1.045 - 1.050       68       11.65        1.75 - 2.45        4.60 - 6.84

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio        2004    1,549   0.869 - 1.287    1,906        0.20        1.30 - 2.35        2.93 - 8.32
                                            2003      669   0.827 - 1.229      767          --        1.30 - 2.25       3.02 - 27.54
                                            2002      143   0.649 - 0.901      116          --        1.30 - 1.85  (24.88) - (17.79)
                                            2001       21   0.864 - 0.865       18          --        1.30 - 1.40     (13.60) - 0.35

  MFS Total Return Portfolio                2004   28,353   1.137 - 1.343   35,333        3.76        1.30 - 2.60       0.17 - 11.23
                                            2003   12,166   1.038 - 1.221   14,101        4.46        1.30 - 2.45       3.02 - 16.98
                                            2002    2,856   1.005 - 1.061    3,000        7.04        1.30 - 1.85    (6.62) - (5.81)
                                            2001    1,755   1.133 - 1.135    1,989        2.62        1.30 - 1.40    (1.39) - (1.30)

  Pioneer Strategic Income Portfolio        2004    2,606   1.087 - 1.096    2,845       12.95        1.30 - 2.65       3.13 - 11.43
  SB Adjustable Rate Income Portfolio -
    Class I Shares                          2004    3,523   0.982 - 0.998    3,483        2.59        1.30 - 2.60      (1.11) - 0.20
                                            2003      125   0.997 - 1.000      125        0.39        1.30 - 2.25      (0.10) - 0.10

  Smith Barney Aggressive Growth            2004   30,450   0.870 - 1.359   39,319          --        1.30 - 2.60       2.33 - 14.98
    Portfolio                               2003   12,817   0.803 - 1.258   15,176          --        1.30 - 2.25       6.00 - 32.76
                                            2002    3,441   0.802 - 0.870    2,938          --        1.30 - 1.85  (33.88) - (33.54)
                                            2001    2,280   1.213 - 1.309    2,977          --        1.30 - 1.85      (5.52) - 0.66

  Smith Barney High Income Portfolio        2004   13,169   1.134 - 1.372   17,383       11.04        1.30 - 2.60       2.94 - 10.72
                                            2003    6,560   1.049 - 1.263    7,798       14.26        1.30 - 2.45       3.04 - 25.81
                                            2002    1,151   0.834 - 0.985      993       28.46        1.30 - 1.85    (5.29) - (4.45)
                                            2001      785   0.874 - 0.876      688        9.24        1.30 - 1.40    (5.10) - (4.99)
  Smith Barney International All Cap
    Growth Portfolio                        2004      285   0.659 - 1.416      221        0.90        1.30 - 2.25      15.31 - 16.34
                                            2003      372   0.567 - 1.228      237        1.23        1.30 - 2.25      25.09 - 28.59
                                            2002      318   0.451 - 0.853      148        0.95        1.30 - 1.85   (26.74) - (8.38)
                                            2001      342   0.615 - 0.617      210          --        1.30 - 1.40  (32.19) - (32.05)

  Smith Barney Large Cap Value Portfolio    2004      999   0.975 - 1.308    1,023        1.91        1.30 - 2.25        8.19 - 9.29
                                            2003    1,035   0.895 - 1.209      965        1.79        1.30 - 2.25      24.38 - 25.91
                                            2002    1,039   0.713 - 0.806      760        4.19        1.30 - 1.85  (26.49) - (23.38)
                                            2001      829   0.970 - 0.975      808        1.40        1.30 - 1.55    (9.49) - (8.66)
  Smith Barney Large Capitalization
    Growth Portfolio                        2004    9,796   0.914 - 1.354   11,986        0.50        1.30 - 2.45      (1.90) - 8.75
                                            2003    4,886   0.925 - 1.373    5,781        0.04        1.30 - 2.25       4.19 - 45.64
                                            2002    1,772   0.637 - 0.872    1,225        0.41        1.30 - 1.85  (25.93) - (22.90)
                                            2001    1,265   0.860 - 0.865    1,092          --        1.30 - 1.55  (13.83) - (13.59)

  Smith Barney Mid Cap Core Portfolio       2004    6,916   1.025 - 1.353    9,206          --        1.30 - 2.60       5.97 - 18.40
                                            2003    3,514   0.943 - 1.247    4,342          --        1.30 - 2.25       4.65 - 30.47
                                            2002      895   0.960 - 0.979      868        0.11        1.30 - 1.85  (20.33) - (17.87)
                                            2001      512   1.205 - 1.211      619          --        1.30 - 1.55  (11.40) - (11.22)

  Smith Barney Money Market Portfolio       2004   12,977   0.966 - 1.066   12,918        0.94        1.30 - 2.45      (1.42) - 0.00
                                            2003    7,925   0.983 - 1.070    8,048        0.64        1.30 - 2.25    (1.21) - (0.10)
                                            2002    4,977   0.995 - 1.077    5,149        1.22        1.30 - 1.85    (0.40) - (0.09)
                                            2001      915   1.006 - 1.078      981        3.25        1.30 - 1.60        0.00 - 2.37

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Strategic Equity Portfolio                2004    1,164   0.720 - 1.369    1,291        1.64        1.30 - 2.40        6.81 - 8.81
                                            2003      932   0.663 - 1.263      883          --        1.30 - 2.25       5.09 - 30.86
                                            2002      602   0.508 - 0.749      327        0.64        1.30 - 1.85  (34.62) - (25.91)
                                            2001      566   0.777 - 0.782      442        0.17        1.30 - 1.55  (14.71) - (14.44)

  Travelers Managed Income Portfolio        2004   13,937   1.028 - 1.222   15,287        6.40        1.30 - 2.60      (0.19) - 3.37
                                            2003    6,485   1.047 - 1.204    7,156        6.91        1.30 - 2.25        0.19 - 7.02
                                            2002    1,560   0.984 - 1.125    1,685       14.79        1.30 - 1.85        0.72 - 1.86
                                            2001      622   1.113 - 1.115      693        3.75        1.30 - 1.40        5.29 - 5.30

  Van Kampen Enterprise Portfolio           2004      587   0.656 - 1.219      601        0.72        1.30 - 2.60        1.60 - 3.17
                                            2003      460   0.641 - 1.193      449        0.45        1.30 - 2.25       6.34 - 24.21
                                            2002      142   0.519 - 0.523       74        0.78        1.30 - 1.55  (30.43) - (30.27)
                                            2001      140   0.746 - 0.750      105          --        1.30 - 1.55  (22.45) - (22.20)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares      2004      955   1.133 - 1.433    1,248        0.61        1.75 - 2.45       8.28 - 15.26
                                            2003      561   0.983 - 1.246      575        0.64        1.85 - 2.25      14.31 - 28.33
                                            2002      183           0.766      140          --               1.85            (23.40)

  Emerging Growth Portfolio - Class I       2004    1,092   0.704 - 1.264    1,009          --        1.30 - 2.60        2.19 - 9.84
    Shares                                  2003      886   0.668 - 1.201      726          --        1.30 - 2.25       6.98 - 25.70
                                            2002      582   0.533 - 0.752      318        0.34        1.30 - 1.85  (33.54) - (28.58)
                                            2001      615   0.802 - 0.806      495        0.10        1.30 - 1.55  (32.55) - (32.41)

  Enterprise Portfolio - Class II Shares    2004        4   0.909 - 1.207        4        0.08        1.85 - 2.15        1.34 - 1.79
                                            2003        2           0.893        2        0.28               1.85              23.51
                                            2002        2           0.723        1          --               1.85            (27.70)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                 2004    2,133   1.093 - 1.546    3,060        0.11        1.30 - 2.45       6.22 - 14.51
                                            2003      784   0.970 - 1.360      991          --        1.30 - 2.25       6.09 - 40.20
                                            2002      104   0.693 - 0.887       79          --        1.30 - 1.85  (26.67) - (19.44)
                                            2001       26           0.945       24          --               1.40             (5.50)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class   2004    8,851   1.154 - 1.419   12,285        0.16        1.30 - 2.60       9.42 - 14.29
                                            2003    3,370   1.017 - 1.254    4,058        0.15        1.30 - 2.25       4.78 - 26.63
                                            2002      670   0.804 - 0.995      571        0.59        1.30 - 1.85  (13.78) - (10.58)
                                            2001      399   0.902 - 0.907      362        0.54        1.30 - 1.55  (13.68) - (13.45)

  Contrafund(R) Portfolio - Service         2004    1,253   1.233 - 1.401    1,673        0.17        1.75 - 2.65       5.08 - 14.86
    Class 2                                 2003      642   1.091 - 1.242      747        0.07        1.85 - 2.25      23.34 - 25.84
                                            2002      102           0.867       88          --               1.85            (13.30)

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                       2004      140   1.053 - 1.155      158          --        1.85 - 2.25      (0.95) - 5.19
                                            2003       75   1.059 - 1.164       86          --        1.85 - 2.25      22.71 - 26.25
                                            2002        1           0.863        1        0.17               1.85            (13.70)

  Mid Cap Portfolio - Service Class 2       2004    8,721   1.411 - 1.643   13,567          --        1.30 - 2.65      13.54 - 23.08
                                            2003    2,963   1.159 - 1.341    3,652        0.11        1.30 - 2.25       2.29 - 44.11
                                            2002      547   0.854 - 0.857      468          --        1.30 - 1.85     (14.60) - 4.77

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   CAPITAL
                                                APPRECIATION                     HIGH YIELD                       MANAGED
                                                    FUND                         BOND TRUST                    ASSETS TRUST
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      82,036          6,000              --             --              --              --
Accumulation units purchased and
  transferred from other funding options       76,006         76,036         108,386             --          45,709              --
Accumulation units redeemed and
  transferred to other funding options ..      (9,263)            --             (45)            --              --              --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     148,779         82,036         108,341             --          45,709              --
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                   AIM V.I.                        AIM V.I.
                                                                                   CAPITAL                         MID CAP
                                                      MONEY                      APPRECIATION                    CORE EQUITY
                                                     MARKET                         FUND -                         FUND -
                                                   PORTFOLIO                      SERIES II                       SERIES II
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     322,012        503,034           2,000             --           1,000              --
Accumulation units purchased and
  transferred from other funding options    2,127,619        997,403         603,315          2,000         216,579           1,000
Accumulation units redeemed and
  transferred to other funding options ..  (1,001,837)    (1,178,425)         (1,193)            --          (4,252)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,447,794        322,012         604,122          2,000         213,327           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                    AIM V.I.                   ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                                    PREMIER                       GROWTH AND                   PREMIER GROWTH
                                                 EQUITY FUND -                INCOME PORTFOLIO -                 PORTFOLIO -
                                                    SERIES I                        CLASS B                        CLASS B
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     327,404        131,580         929,595         86,245       1,458,417       1,339,306
Accumulation units purchased and
  transferred from other funding options        6,778        211,110       1,017,302        849,032         559,904         234,282
Accumulation units redeemed and
  transferred to other funding options ..     (61,773)       (15,286)       (100,304)        (5,682)       (214,628)       (115,171)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     272,409        327,404       1,846,593        929,595       1,803,693       1,458,417
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                                                GROWTH-INCOME
                                                  GLOBAL GROWTH                   GROWTH FUND                      FUND -
                                                 FUND - CLASS 2                   - CLASS 2                        CLASS 2
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   2,800,203      1,240,354       9,604,186      2,640,562      12,283,984       3,708,216
Accumulation units purchased and
  transferred from other funding options    7,321,911      1,664,181      21,560,770      7,399,995      26,696,236       9,093,159
Accumulation units redeemed and
  transferred to other funding options ..    (308,126)      (104,332)       (914,890)      (436,371)     (1,716,634)       (517,391)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   9,813,988      2,800,203      30,250,066      9,604,186      37,263,586      12,283,984
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                   DELAWARE
                                                                                   VIP REIT                      DREYFUS VIF
                                                  CREDIT SUISSE                    SERIES -                     APPRECIATION
                                                 TRUST EMERGING                    STANDARD                      PORTFOLIO -
                                               MARKETS PORTFOLIO                    CLASS                      INITIAL SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       9,290          1,000         462,024        110,495         209,215          27,841
Accumulation units purchased and
  transferred from other funding options        2,257         51,509         544,034        355,165         133,899         181,465
Accumulation units redeemed and
  transferred to other funding options ..        (689)       (43,219)        (25,677)        (3,636)        (11,324)            (91)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      10,858          9,290         980,381        462,024         331,790         209,215
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                FRANKLIN RISING
                                                   DREYFUS VIF                    DIVIDENDS                       FRANKLIN
                                                   DEVELOPING                     SECURITIES                      SMALL CAP
                                               LEADERS PORTFOLIO                 FUND - CLASS 2                FUND - CLASS 2
                                                - INITIAL SHARES                    SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      51,646         13,673           2,000             --       1,475,142         436,270
Accumulation units purchased and
  transferred from other funding options      129,569         38,182       1,696,221          2,000       2,977,289       1,089,604
Accumulation units redeemed and
  transferred to other funding options ..      (3,012)          (209)        (11,863)            --        (195,331)        (50,732)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     178,203         51,646       1,686,358          2,000       4,257,100       1,475,142
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                   TEMPLETON
                                                                                  DEVELOPING
                                                  MUTUAL SHARES                    MARKETS                        TEMPLETON
                                                   SECURITIES                     SECURITIES                 FOREIGN SECURITIES
                                                 FUND - CLASS 2                 FUND - CLASS 2                 FUND - CLASS 2
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   2,075,948        221,769         194,926             --       2,285,501         761,922
Accumulation units purchased and
  transferred from other funding options    3,909,080      1,896,187       1,456,518        194,927       5,458,309       1,780,479
Accumulation units redeemed and
  transferred to other funding options ..    (213,255)       (42,008)        (44,880)            (1)       (195,981)       (256,900)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   5,771,773      2,075,948       1,606,564        194,926       7,547,829       2,285,501
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                    TEMPLETON
                                                     GROWTH
                                                   SECURITIES                                                    DIVERSIFIED
                                                 FUND - CLASS 2                  APPRECIATION                     STRATEGIC
                                                     SHARES                       PORTFOLIO                   INCOME PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     428,392         60,188       7,412,955      1,945,075       3,979,831       1,089,836
Accumulation units purchased and
  transferred from other funding options    1,266,634        415,187       8,581,973      5,872,996       7,048,733       3,128,198
Accumulation units redeemed and
  transferred to other funding options ..     (62,108)       (46,983)     (1,154,192)      (405,116)       (534,929)       (238,203)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,632,918        428,392      14,840,736      7,412,955      10,493,635       3,979,831
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                                   SALOMON
                                                                                                              BROTHERS VARIABLE
                                                  EQUITY INDEX                                                    AGGRESSIVE
                                                   PORTFOLIO -                   FUNDAMENTAL                    GROWTH FUND -
                                                    CLASS II                       VALUE                           CLASS I
                                                     SHARES                       PORTFOLIO                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   3,742,781        627,657       8,915,660      1,755,014         313,846           3,000
Accumulation units purchased and
  transferred from other funding options    4,173,599      3,348,907      15,977,018      7,424,363         258,028         310,856
Accumulation units redeemed and
  transferred to other funding options ..    (355,676)      (233,783)     (1,940,136)      (263,717)         (4,463)            (10)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   7,560,704      3,742,781      22,952,542      8,915,660         567,411         313,846
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     SALOMON                  SALOMON BROTHERS
                                               BROTHERS VARIABLE                   VARIABLE                        BALANCED
                                                   AGGRESSIVE                      GROWTH &                      PORTFOLIO -
                                                 GROWTH FUND -                  INCOME FUND -                      SERVICE
                                                CLASS II SHARES                CLASS I SHARES                      SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       2,000             --         152,861          1,000       1,025,335          75,931
Accumulation units purchased and
  transferred from other funding options    1,009,973          2,000          28,201        152,855         220,628       1,082,329
Accumulation units redeemed and
  transferred to other funding options ..      (3,409)            --          (8,792)          (994)        (69,002)       (132,925)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,008,564          2,000         172,270        152,861       1,176,961       1,025,335
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                   GLOBAL LIFE                      GLOBAL
                                                    SCIENCES                      TECHNOLOGY
                                                   PORTFOLIO -                    PORTFOLIO -                       MID CAP
                                                     SERVICE                        SERVICE                   GROWTH PORTFOLIO -
                                                      SHARES                         SHARES                     SERVICE SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      10,786          1,969         113,030         73,481       1,041,777         706,875
Accumulation units purchased and
  transferred from other funding options        2,378          8,818          24,004         39,550         321,075         404,644
Accumulation units redeemed and
  transferred to other funding options ..        (325)            (1)        (54,083)            (1)       (129,760)        (69,742)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      12,839         10,786          82,951        113,030       1,233,092       1,041,777
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                    LAZARD
                                                   WORLDWIDE                     RETIREMENT                        GROWTH
                                               GROWTH PORTFOLIO -                 SMALL CAP                      AND INCOME
                                                 SERVICE SHARES                   PORTFOLIO                       PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      35,320          3,000         204,496             --         380,372              --
Accumulation units purchased and
  transferred from other funding options       34,076         69,372       1,720,852        204,570       2,490,895         385,438
Accumulation units redeemed and
  transferred to other funding options ..        (786)       (37,052)       (125,554)           (74)        (52,866)         (5,066)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      68,610         35,320       1,799,794        204,496       2,818,401         380,372
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                   MERRILL
                                                                                    LYNCH                       MERRILL LYNCH
                                                                                    GLOBAL                          VALUE
                                                     MID-CAP                      ALLOCATION                    OPPORTUNITIES
                                                     VALUE                        V.I. FUND -                    V.I. FUND -
                                                   PORTFOLIO                       CLASS III                      CLASS III
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     496,773             --           1,000             --           1,000              --
Accumulation units purchased and
  transferred from other funding options    2,638,756        499,050         460,813          1,000       1,438,267           1,000
Accumulation units redeemed and
  transferred to other funding options ..    (182,690)        (2,277)           (206)            --         (13,102)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   2,952,839        496,773         461,607          1,000       1,426,165           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                   OPPENHEIMER                    OPPENHEIMER                    OPPENHEIMER
                                                    CAPITAL                         GLOBAL                       MAIN STREET
                                                  APPRECIATION                    SECURITIES                      FUND/VA -
                                                   FUND/VA -                       FUND/VA -                       SERVICE
                                                 SERVICE SHARES                 SERVICE SHARES                      SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       3,000             --           2,000             --              --              --
Accumulation units purchased and
  transferred from other funding options      710,693          3,000         824,589          2,000          84,161              --
Accumulation units redeemed and
  transferred to other funding options ..      (1,450)            --          (8,472)            --          (1,409)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     712,243          3,000         818,117          2,000          82,752              --
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                                                   PIONEER
                                                                                                                   AMERICA
                                                      REAL                           TOTAL                         INCOME
                                                     RETURN                         RETURN                           VCT
                                                   PORTFOLIO -                   PORTFOLIO -                     PORTFOLIO -
                                                 ADMINISTRATIVE                 ADMINISTRATIVE                     CLASS II
                                                     CLASS                          CLASS                          SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     880,942             --      23,284,310      6,244,451           1,000              --
Accumulation units purchased and
  transferred from other funding options    7,864,080        891,310      23,546,187     23,143,888         681,074           1,000
Accumulation units redeemed and
  transferred to other funding options ..    (284,307)       (10,368)     (4,814,129)    (6,104,029)         (2,507)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   8,460,715        880,942      42,016,368     23,284,310         679,567           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                    PIONEER
                                                     PIONEER                       EMERGING                        PIONEER
                                                    BALANCED                       MARKETS                      EQUITY INCOME
                                                 VCT PORTFOLIO                  VCT PORTFOLIO                   VCT PORTFOLIO
                                                   - CLASS II                     - CLASS II                     - CLASS II
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --           2,000             --           2,000              --
Accumulation units purchased and
  transferred from other funding options      306,881          1,000         202,435          2,000         818,932           2,000
Accumulation units redeemed and
  transferred to other funding options ..      (6,106)            --          (6,540)            --         (11,612)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     301,775          1,000         197,895          2,000         809,320           2,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                                   PIONEER
                                                     PIONEER                        PIONEER                        GROWTH
                                                   EUROPE VCT                      FUND VCT                      SHARES VCT
                                                   PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                                   - CLASS II                     - CLASS II                     - CLASS II
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --           2,000             --           1,000              --
Accumulation units purchased and
  transferred from other funding options       50,396          1,000       1,021,767          2,000          99,885           1,000
Accumulation units redeemed and
  transferred to other funding options ..      (2,302)            --          (7,499)            --            (930)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      49,094          1,000       1,016,268          2,000          99,955           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     PIONEER                        PIONEER                        PIONEER
                                                   HIGH YIELD                   INTERNATIONAL                      MID CAP
                                                      VCT                         VALUE VCT                       VALUE VCT
                                                   PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                                   - CLASS II                     - CLASS II                     - CLASS II
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --           1,000             --           2,000              --
Accumulation units purchased and
  transferred from other funding options    1,510,938          1,000         182,616          1,000         596,001           2,000
Accumulation units redeemed and
  transferred to other funding options ..    (140,017)            --            (865)            --          (7,992)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,371,921          1,000         182,751          1,000         590,009           2,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                    PIONEER
                                                   OAK RIDGE                                                      PIONEER
                                                   LARGE CAP                     PIONEER PAPP                   PAPP SMALL
                                                   GROWTH VCT                  AMERICA-PACIFIC                   & MID CAP
                                                   PORTFOLIO                     RIM FUND VCT                   GROWTH VCT
                                                   - CLASS II                     - CLASS II                     PORTFOLIO
                                                     SHARES                         SHARES                   - CLASS II SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....          --             --              --             --              --              --
Accumulation units purchased and
  transferred from other funding options       98,519             --         101,916             --         298,059              --
Accumulation units redeemed and
  transferred to other funding options ..      (6,810)            --              --             --            (172)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      91,709             --         101,916             --         297,887              --
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                      PIONEER                        PIONEER
                                                   REAL ESTATE                     SMALL CAP                    PIONEER SMALL
                                                    SHARES VCT                     VALUE VCT                       COMPANY
                                                    PORTFOLIO                      PORTFOLIO                    VCT PORTFOLIO
                                                    - CLASS II                     - CLASS II                    - CLASS II
                                                      SHARES                         SHARES                        SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       2,000             --           1,000             --           1,000              --
Accumulation units purchased and
  transferred from other funding options      257,533          2,000         167,785          1,000          37,373           1,000
Accumulation units redeemed and
  transferred to other funding options ..     (11,686)            --          (1,250)            --             (42)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     247,847          2,000         167,535          1,000          38,331           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                    PIONEER                        PIONEER                      PUTNAM VT
                                               STRATEGIC INCOME                  VALUE VCT                      DISCOVERY
                                                VCT PORTFOLIO                    PORTFOLIO                     GROWTH FUND
                                                  - CLASS II                     - CLASS II                    - CLASS IB
                                                    SHARES                         SHARES                        SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --           1,000             --         149,591          67,099
Accumulation units purchased and
  transferred from other funding options    1,172,426          1,000         465,769          1,000           4,342          87,417
Accumulation units redeemed and
  transferred to other funding options ..      (4,953)            --            (785)            --             (75)         (4,925)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,168,473          1,000         465,984          1,000         153,858         149,591
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                   PUTNAM VT                      PUTNAM VT
                                                INTERNATIONAL                    SMALL CAP
                                                 EQUITY FUND                     VALUE FUND                      ALL CAP
                                                  - CLASS IB                     - CLASS IB                      FUND -
                                                    SHARES                         SHARES                        CLASS I
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     942,700        187,747       1,484,037        478,712       4,377,570       1,132,879
Accumulation units purchased and
  transferred from other funding options      457,972        883,155       1,108,404      1,223,856       4,328,174       3,557,026
Accumulation units redeemed and
  transferred to other funding options ..    (116,256)      (128,202)       (217,673)      (218,531)       (352,968)       (312,335)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,284,416        942,700       2,374,768      1,484,037       8,352,776       4,377,570
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                    INVESTORS                       LARGE CAP                     SMALL CAP
                                                     FUND -                       GROWTH FUND                    GROWTH FUND
                                                    CLASS I                        - CLASS I                      - CLASS I
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   2,239,298        617,660         188,947         16,441       1,063,392         154,539
Accumulation units purchased and
  transferred from other funding options    2,476,062      1,673,976         123,913        174,824       1,371,538         936,346
Accumulation units redeemed and
  transferred to other funding options ..    (224,088)       (52,338)        (13,867)        (2,318)       (101,738)        (27,493)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   4,491,272      2,239,298         298,993        188,947       2,333,192       1,063,392
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                                                 SMITH BARNEY
                                                                                  SMITH BARNEY                     PREMIER
                                                                                    DIVIDEND                     SELECTIONS
                                                  TOTAL RETURN                      STRATEGY                   ALL CAP GROWTH
                                                FUND - CLASS II                    PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --         575,496         32,691         100,385          42,602
Accumulation units purchased and
  transferred from other funding options      251,214          1,000       1,449,977        657,433          88,112          63,083
Accumulation units redeemed and
  transferred to other funding options ..      (7,455)            --        (137,673)      (114,628)        (10,288)         (5,300)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     244,759          1,000       1,887,800        575,496         178,209         100,385
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                    MULTIPLE                       MULTIPLE
                                                     MULTIPLE                      DISCIPLINE                    DISCIPLINE
                                                    DISCIPLINE                    PORTFOLIO -                     PORTFOLIO
                                                   PORTFOLIO -                      BALANCED                    - GLOBAL ALL
                                                  ALL CAP GROWTH                 ALL CAP GROWTH                  CAP GROWTH
                                                    AND VALUE                      AND VALUE                      AND VALUE
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   7,508,557        248,026       7,964,004        833,977         960,108          28,934
Accumulation units purchased and
  transferred from other funding options   31,220,463      7,317,107      32,244,367      7,207,137       8,396,505         951,911
Accumulation units redeemed and
  transferred to other funding options ..    (918,320)       (56,576)     (1,629,076)       (77,110)       (227,023)        (20,737)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........  37,810,700      7,508,557      38,579,295      7,964,004       9,129,590         960,108
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                   MULTIPLE
                                                  DISCIPLINE
                                                 PORTFOLIO -                                                     DISCIPLINED
                                                  LARGE CAP                      CONVERTIBLE                       MID CAP
                                                  GROWTH AND                     SECURITIES                         STOCK
                                                    VALUE                        PORTFOLIO                        PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   1,462,584         44,496       1,594,069         71,159         252,681          12,568
Accumulation units purchased and
  transferred from other funding options    4,254,199      1,446,524       1,982,309      1,551,293         169,969         240,800
Accumulation units redeemed and
  transferred to other funding options ..     (71,633)       (28,436)        (95,112)       (28,383)         (4,627)           (687)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   5,645,150      1,462,584       3,481,266      1,594,069         418,023         252,681
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     EQUITY                         FEDERATED                     FEDERATED
                                                     INCOME                        HIGH YIELD                       STOCK
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   4,657,550        758,037         244,415         35,619         259,805          39,368
Accumulation units purchased and
  transferred from other funding options    5,892,288      4,051,926         372,706        216,924         303,096         221,507
Accumulation units redeemed and
  transferred to other funding options ..    (606,104)      (152,413)        (10,375)        (8,128)        (13,170)         (1,070)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   9,943,734      4,657,550         606,746        244,415         549,731         259,805
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                    LAZARD
                                                      LARGE                     INTERNATIONAL                   MERRILL LYNCH
                                                      CAP                           STOCK                         LARGE CAP
                                                   PORTFOLIO                      PORTFOLIO                    CORE PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   1,541,035        375,828         204,555          7,884       1,136,190         444,465
Accumulation units purchased and
  transferred from other funding options    1,036,376      1,183,635       2,174,705        276,511         555,055         699,888
Accumulation units redeemed and
  transferred to other funding options ..    (101,061)       (18,428)       (135,909)       (79,840)       (116,364)         (8,163)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   2,476,350      1,541,035       2,243,351        204,555       1,574,881       1,136,190
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                        MFS                            MFS
                                                     EMERGING                        MID CAP                         MFS
                                                      GROWTH                         GROWTH                         VALUE
                                                    PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     904,617        470,239         228,470          6,056              --              --
Accumulation units purchased and
  transferred from other funding options      783,466        491,416         297,996        224,964         520,538              --
Accumulation units redeemed and
  transferred to other funding options ..    (175,032)       (57,038)        (11,165)        (2,550)         (2,706)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,513,051        904,617         515,301        228,470         517,832              --
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                     SOCIAL
                                                     PIONEER                       AWARENESS                      TRAVELERS
                                                      FUND                           STOCK                      QUALITY BOND
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     123,110             --              --             --         797,426         157,635
Accumulation units purchased and
  transferred from other funding options      847,395        123,110          40,480             --         665,075         887,592
Accumulation units redeemed and
  transferred to other funding options ..      (8,037)            --              --             --        (329,175)       (247,801)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     962,468        123,110          40,480             --       1,133,326         797,426
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                       U.S.                            AIM                           MFS
                                                    GOVERNMENT                      CAPITAL                         TOTAL
                                                    SECURITIES                    APPRECIATION                     RETURN
                                                    PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....          --             --         669,240        143,288      12,165,881       2,855,924
Accumulation units purchased and
  transferred from other funding options       64,864             --         913,623        567,226      17,776,759       9,650,941
Accumulation units redeemed and
  transferred to other funding options ..          (2)            --         (34,138)       (41,274)     (1,589,957)       (340,984)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      64,862             --       1,548,725        669,240      28,352,683      12,165,881
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     PIONEER                     SB ADJUSTABLE                  SMITH BARNEY
                                                   STRATEGIC                     RATE INCOME                    AGGRESSIVE
                                                     INCOME                       PORTFOLIO                       GROWTH
                                                   PORTFOLIO                   - CLASS I SHARES                  PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....          --             --         124,744             --      12,816,597       3,441,146
Accumulation units purchased and
  transferred from other funding options    2,649,031             --       3,432,114        378,367      19,334,973       9,930,946
Accumulation units redeemed and
  transferred to other funding options ..     (43,264)            --         (33,889)      (253,623)     (1,701,665)       (555,495)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   2,605,767             --       3,522,969        124,744      30,449,905      12,816,597
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                SMITH BARNEY
                                                 SMITH BARNEY                  INTERNATIONAL                   SMITH BARNEY
                                                     HIGH                         ALL CAP                       LARGE CAP
                                                    INCOME                         GROWTH                         VALUE
                                                  PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   6,560,243      1,151,282         372,006        317,693       1,034,682       1,038,768
Accumulation units purchased and
  transferred from other funding options    7,731,275      6,883,608           5,893         86,484          61,206         123,564
Accumulation units redeemed and
  transferred to other funding options ..  (1,122,174)    (1,474,647)        (92,546)       (32,171)        (96,616)       (127,650)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........  13,169,344      6,560,243         285,353        372,006         999,272       1,034,682
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                 SMITH BARNEY
                                                    LARGE                       SMITH BARNEY
                                                CAPITALIZATION                    MID CAP                       SMITH BARNEY
                                                    GROWTH                          CORE                        MONEY MARKET
                                                  PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   4,886,041      1,772,410       3,514,357        895,470       7,924,823       4,977,393
Accumulation units purchased and
  transferred from other funding options    5,962,460      3,436,823       3,845,783      2,703,017      20,860,747      14,857,231
Accumulation units redeemed and
  transferred to other funding options ..  (1,052,958)      (323,192)       (444,431)       (84,130)    (15,808,608)    (11,909,801)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   9,795,543      4,886,041       6,915,709      3,514,357      12,976,962       7,924,823
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                    TRAVELERS                        VAN
                                                    STRATEGIC                       MANAGED                        KAMPEN
                                                     EQUITY                          INCOME                      ENTERPRISE
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     931,583        601,746       6,485,395      1,560,282         459,920         141,597
Accumulation units purchased and
  transferred from other funding options      343,133        479,433       8,326,940      5,495,823         308,486         332,575
Accumulation units redeemed and
  transferred to other funding options ..    (110,572)      (149,596)       (875,432)      (570,710)       (181,352)        (14,252)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,164,144        931,583      13,936,903      6,485,395         587,054         459,920
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                   EMERGING
                                                    COMSTOCK                        GROWTH                       ENTERPRISE
                                                  PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
                                                    CLASS II                       CLASS I                       CLASS II
                                                     SHARES                         SHARES                        SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     561,423        182,669         885,783        581,536           2,000           2,000
Accumulation units purchased and
  transferred from other funding options      561,717        384,709         304,331        518,097           2,827              --
Accumulation units redeemed and
  transferred to other funding options ..    (168,226)        (5,955)        (98,560)      (213,850)         (1,105)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     954,914        561,423       1,091,554        885,783           3,722           2,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                  SMITH BARNEY
                                                   SMALL CAP                     CONTRAFUND(R)                   CONTRAFUND(R)
                                                     GROWTH                      PORTFOLIO -                     PORTFOLIO -
                                                 OPPORTUNITIES                     SERVICE                         SERVICE
                                                   PORTFOLIO                        CLASS                          CLASS 2
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     784,104        103,651       3,369,856        669,918         641,586         101,822
Accumulation units purchased and
  transferred from other funding options    1,457,836        699,345       5,899,460      2,936,044         672,033         583,661
Accumulation units redeemed and
  transferred to other funding options ..    (109,424)       (18,892)       (418,609)      (236,106)        (60,731)        (43,897)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   2,132,516        784,104       8,850,707      3,369,856       1,252,888         641,586
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     DYNAMIC
                                                     CAPITAL                         MID CAP
                                                   APPRECIATION                    PORTFOLIO
                                                   PORTFOLIO -                     - SERVICE
                                                 SERVICE CLASS 2                    CLASS 2                      COMBINED
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      75,368          1,000       2,962,912        547,431     195,215,132      51,167,431
Accumulation units purchased and
  transferred from other funding options       85,061         74,370       6,287,641      2,606,294     375,748,498     172,607,966
Accumulation units redeemed and
  transferred to other funding options ..     (20,477)            (2)       (529,554)      (190,813)    (45,280,131)    (28,560,265)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     139,952         75,368       8,720,999      2,962,912     525,683,499     195,215,132
                                          ===========    ===========     ===========    ===========     ===========     ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account Nine for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

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

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Nine for Variable Annuities or shares of Separate Account Nine's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Nine for Variable Annuities product(s)
offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


SEPNINE (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                            PIONEER ANNUISTAR(SM) FLEX



                       STATEMENT OF ADDITIONAL INFORMATION



           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES





                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415




L-20668S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003 Statement of Investments as of December 31, 2004 Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include: Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002 Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002 Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002 Notes to Consolidated Financial Statements Financial Statement Schedules

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
     --------     ------------
       1.         Resolution of The Travelers Insurance Company Board of
                  Directors authorizing the establishment of the Registrant.
                  (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82009, filed
                  June 30, 1999.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82009, filed on September 29, 1999.)

       4(b).      Vintage Annuity Contract. (Incorporated herein by reference to
                  Exhibit 4(b) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       4(c). Death Benefit Endorsement A. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       4(d). Death Benefit Endorsement B. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       4(e). Deferred Annual Step-Up Death Benefit Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       4(f). Enhanced Stepped-Up Provision Rider. (Incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       4(g). Spousal Continuation Rider. (Incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       4(h). Cash Loan Rider. (Incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       4(i). Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       4(j). Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       4(j)(1). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, Filed November 19, 2004.)

       4(k). Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Form of Participation Agreement. Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No.
                  333-82009 filed June 9, 2003.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82009, filed April 13, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-82009, filed April 18, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, file No. 333-65926 filed April 19, 2002.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy and William P. Krivoshik. (Incorporated herein by reference to exhibit 15 to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, file No. 333-82009 filed January 21, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
------------------                 -------------------------
George C. Kokulis                  Director, Chairman, President and Chief
                                   Executive Officer

Glenn D. Lammey                    Director, Senior Executive Vice President,
                                   Chief Financial Officer, Chief Accounting
                                   Officer

Kathleen L. Preston                Director and Executive Vice President

Edward W. Cassidy                  Director and Executive Vice President

Brendan M. Lynch                   Executive Vice President

David P. Marks                     Executive Vice President and Chief Investment
                                   Officer

Winnifred Grimaldi                 Senior Vice President

Marla Berman Lewitus               Director, Senior Vice President and General
                                   Counsel

William P. Krivoshik               Director, Senior Vice President and Chief
                                   Information Officer

David A. Golino                    Vice President and Controller

Donald R. Munson, Jr.              Vice President

Mark Remington                     Vice President

Tim W. Still                       Vice President

Bennett Kleinberg                  Vice President

Dawn Fredette                      Vice President

George E. Eknaian                  Vice President and Chief Actuary

Linn K. Richardson                 Second Vice President and Actuary

Paul Weissman                      Second Vice President and Actuary

Ernest J.Wright                    Vice President and Secretary

Kathleen A. McGah                  Assistant Secretary and Deputy General
                                   Counsel


Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement Form N-4, File No. 333-101778.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 4,735 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        -------------------                -------------------------
        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief
                                           Executive Officer and Chief Operating
                                           Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising
                                           Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 22nd day of April, 2005.


           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                              By: *GLENN D. LAMMEY
                                   ------------------------------------------
                                   Glenn D. Lammey, Chief Financial Officer,
                                   Chief Accounting Officer



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2005.


*GEORGE C. KOKULIS                    Director, President and Chief Executive
-----------------------------------   Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                      Director, Chief Financial Officer, Chief
-----------------------------------   Accounting Officer (Principal Financial
(Glenn D. Lammey)                     Officer)

*MARLA BERMAN LEWITUS                 Director, Senior Vice President and
-----------------------------------   General Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                  Director and Executive Vice President
-----------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                    Director and Executive Vice President
-----------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                 Director, Senior Vice President and Chief
-----------------------------------   Information Officer
(William P. Krivoshik)



*By:     /s/ Ernest J. Wright, Attorney-in-fact
         ---------------------------------------

                                  EXHIBIT INDEX

  EXHIBIT NO.       DESCRIPTION
  ----------        -------------
     10.            Consent of KPMG LLP, Independent Registered Public
                    Accounting Firm.